UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5867

                     Oppenheimer Multi-State Municipal Trust
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                      Date of reporting period: 07/31/2007

ITEM 1. REPORTS TO STOCKHOLDERS.

OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Hospital/Health Care                                                       14.4%
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        14.0
--------------------------------------------------------------------------------
Water Utilities                                                             8.2
--------------------------------------------------------------------------------
Higher Education                                                            7.2
--------------------------------------------------------------------------------
Electric Utilities                                                          6.8
--------------------------------------------------------------------------------
Single Family Housing                                                       6.3
--------------------------------------------------------------------------------
Adult Living Facilities                                                     5.6
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.9
--------------------------------------------------------------------------------
General Obligation                                                          4.8
--------------------------------------------------------------------------------
Building Products                                                           3.7

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        26.4%
--------------------------------------------------------------------------------
AA                                                                         14.5
--------------------------------------------------------------------------------
A                                                                           5.2
--------------------------------------------------------------------------------
BBB                                                                        35.8
--------------------------------------------------------------------------------
BB or lower                                                                18.1

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 16.78% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                  14 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF
THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Pennsylvania Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, Oppenheimer Pennsylvania Municipal Fund's Class A shares provided a distribution yield of 4.59% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.83% among the 57 funds in its Pennsylvania Municipal Debt Funds category as of the same date. 1

      Tax-free income generated nearly 97% of the Fund's total return for the reporting period, providing significant benefit to our yield-oriented investors; price appreciation contributed the balance. The Fund's Class A shares generated a 1-year total return of 4.81% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund led its Lipper category in total return for periods of 1, 3, 5 and 10 years. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Early in this reporting period, a marked shift in the risk-return levels of bonds for sale made lower-grade offerings less attractive than usual. As a result, the Fund's newer purchases included many high-grade investments, which generally offer lower yields than their low-grade counterparts. This development forced the Fund to lower its dividend to 4.9 cents per Class A share, from 5.2 cents per share, beginning with the September distribution. Distributions for other share classes were adjusted accordingly. The monthly distribution was unchanged for the remainder of the reporting period during which the Fund distributed 59.1 cents per Class A share, including a small amount of taxable income.

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer Pennsylvania Municipal Fund 1st among 52 funds for the past year,1st among 51 funds for the past 3 years,1st among 51 funds for the past 5 years and 1st among 47 funds for the past 10 years in its Pennsylvania Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                  15 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for 14% of Fund investments.

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      Credit spreads were relatively stable this reporting period. AAA- and AA-rated securities continued to represent a significant share of the Fund's market value as of July 31, 2007, as Fund managers scoured the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, nearly 82% of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was BBB-minus.

      Including the effects of leverage, the Fund increased its position this reporting period in municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. Most of the Fund's new investments in these bonds were PLNs (percentage of LIBOR notes), which are designed to have minimal (if any) reaction to interest rate fluctuations. Additionally, PLNs reset quarterly and, to the benefit of the Fund, these "inverse floaters" offered yields that were higher than market averages during this reporting period.


                  16 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                  17 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Pennsylvania Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Pennsylvania           Lehman Brothers
                   Municipal Fund (Class A)        Municipal Bond Index
07/31/1997                  $ 9,525                       $10,000
10/31/1997                  $ 9,621                       $10,088
01/31/1998                  $ 9,913                       $10,402
04/30/1998                  $ 9,851                       $10,367
07/31/1998                  $10,000                       $10,599
10/31/1998                  $10,207                       $10,897
01/31/1999                  $10,351                       $11,093
04/30/1999                  $10,392                       $11,087
07/31/1999                  $10,201                       $10,904
10/31/1999                  $ 9,777                       $10,704
01/31/2000                  $ 9,512                       $10,691
04/30/2000                  $ 9,796                       $10,986
07/31/2000                  $10,099                       $11,374
10/31/2000                  $10,246                       $11,615
01/31/2001                  $10,350                       $12,111
04/30/2001                  $10,346                       $12,125
07/31/2001                  $10,917                       $12,521
10/31/2001                  $11,153                       $12,835
01/31/2002                  $11,153                       $12,825
04/30/2002                  $11,322                       $12,974
07/31/2002                  $11,720                       $13,361
10/31/2002                  $11,947                       $13,588
01/31/2003                  $12,078                       $13,782
04/30/2003                  $12,317                       $14,076
07/31/2003                  $12,348                       $13,842
10/31/2003                  $12,932                       $14,283
01/31/2004                  $13,549                       $14,635
04/30/2004                  $13,562                       $14,453
07/31/2004                  $13,401                       $14,643
10/31/2004                  $14,023                       $15,145
01/31/2005                  $14,600                       $15,346
04/30/2005                  $15,026                       $15,438
07/31/2005                  $15,469                       $15,573
10/31/2005                  $15,442                       $15,529
01/31/2006                  $15,684                       $15,780
04/30/2006                  $15,871                       $15,771
07/31/2006                  $16,120                       $15,970
10/31/2006                  $16,655                       $16,422
01/31/2007                  $16,807                       $16,458
04/30/2007                  $17,071                       $16,683
07/31/2007                  $16,895                       $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -0.17%     5-Year   6.55%     10-Year   5.38%


                  18 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Pennsylvania Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Pennsylvania           Lehman Brothers
                   Municipal Fund (Class B)        Municipal Bond Index
07/31/1997                  $10,000                       $10,000
10/31/1997                  $10,082                       $10,088
01/31/1998                  $10,360                       $10,402
04/30/1998                  $10,284                       $10,367
07/31/1998                  $10,420                       $10,599
10/31/1998                  $10,616                       $10,897
01/31/1999                  $10,745                       $11,093
04/30/1999                  $10,759                       $11,087
07/31/1999                  $10,541                       $10,904
10/31/1999                  $10,092                       $10,704
01/31/2000                  $ 9,800                       $10,691
04/30/2000                  $10,074                       $10,986
07/31/2000                  $10,357                       $11,374
10/31/2000                  $10,497                       $11,615
01/31/2001                  $10,576                       $12,111
04/30/2001                  $10,552                       $12,125
07/31/2001                  $11,123                       $12,521
10/31/2001                  $11,342                       $12,835
01/31/2002                  $11,320                       $12,825
04/30/2002                  $11,471                       $12,974
07/31/2002                  $11,851                       $13,361
10/31/2002                  $12,048                       $13,588
01/31/2003                  $12,166                       $13,782
04/30/2003                  $12,385                       $14,076
07/31/2003                  $12,399                       $13,842
10/31/2003                  $12,986                       $14,283
01/31/2004                  $13,606                       $14,635
04/30/2004                  $13,618                       $14,453
07/31/2004                  $13,457                       $14,643
10/31/2004                  $14,082                       $15,145
01/31/2005                  $14,661                       $15,346
04/30/2005                  $15,089                       $15,438
07/31/2005                  $15,534                       $15,573
10/31/2005                  $15,506                       $15,529
01/31/2006                  $15,749                       $15,780
04/30/2006                  $15,938                       $15,771
07/31/2006                  $16,187                       $15,970
10/31/2006                  $16,724                       $16,422
01/31/2007                  $16,877                       $16,458
04/30/2007                  $17,142                       $16,683
07/31/2007                  $16,967                       $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -1.07%     5-Year   6.44%     10-Year   5.43%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 21 FOR FURTHER INFORMATION.


                  19 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

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FUND PERFORMANCE DISCUSSION
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CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:

   Oppenheimer Pennsylvania Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                   Oppenheimer Pennsylvania           Lehman Brothers
                   Municipal Fund (Class C)        Municipal Bond Index
  07/31/1997                $10,000                       $10,000
  10/31/1997                $10,082                       $10,088
  01/31/1998                $10,368                       $10,402
  04/30/1998                $10,284                       $10,367
  07/31/1998                $10,420                       $10,599
  10/31/1998                $10,616                       $10,897
  01/31/1999                $10,754                       $11,093
  04/30/1999                $10,768                       $11,087
  07/31/1999                $10,550                       $10,904
  10/31/1999                $10,092                       $10,704
  01/31/2000                $ 9,808                       $10,691
  04/30/2000                $10,074                       $10,986
  07/31/2000                $10,366                       $11,374
  10/31/2000                $10,497                       $11,615
  01/31/2001                $10,583                       $12,111
  04/30/2001                $10,560                       $12,125
  07/31/2001                $11,121                       $12,521
  10/31/2001                $11,341                       $12,835
  01/31/2002                $11,318                       $12,825
  04/30/2002                $11,470                       $12,974
  07/31/2002                $11,850                       $13,361
  10/31/2002                $12,047                       $13,588
  01/31/2003                $12,165                       $13,782
  04/30/2003                $12,384                       $14,076
  07/31/2003                $12,391                       $13,842
  10/31/2003                $12,952                       $14,283
  01/31/2004                $13,545                       $14,635
  04/30/2004                $13,521                       $14,453
  07/31/2004                $13,347                       $14,643
  10/31/2004                $13,929                       $15,145
  01/31/2005                $14,474                       $15,346
  04/30/2005                $14,881                       $15,438
  07/31/2005                $15,278                       $15,573
  10/31/2005                $15,221                       $15,529
  01/31/2006                $15,431                       $15,780
  04/30/2006                $15,586                       $15,771
  07/31/2006                $15,800                       $15,970
  10/31/2006                $16,294                       $16,422
  01/31/2007                $16,412                       $16,458
  04/30/2007                $16,639                       $16,683
  07/31/2007                $16,435                       $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   3.02%     5-Year   6.76%     10-Year   5.10%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 21 FOR FURTHER INFORMATION.


                  20 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of the Oppenheimer Pennsylvania Municipal Fund. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 9/18/89. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                  21 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                  22 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING       ENDING          EXPENSES
                                 ACCOUNT         ACCOUNT         PAID DURING
                                 VALUE           VALUE           6 MONTHS ENDED
                                 (2/1/07)        (7/31/07)       JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                   $1,000.00       $1,005.30       $ 6.68
--------------------------------------------------------------------------------
Class A Hypothetical              1,000.00        1,018.15         6.73
--------------------------------------------------------------------------------
Class B Actual                    1,000.00        1,001.40        10.58
--------------------------------------------------------------------------------
Class B Hypothetical              1,000.00        1,014.28        10.64
--------------------------------------------------------------------------------
Class C Actual                    1,000.00        1,001.50        10.53
--------------------------------------------------------------------------------
Class C Hypothetical              1,000.00        1,014.33        10.59

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS             EXPENSE RATIOS
--------------------------------
Class A                1.34%
--------------------------------
Class B                2.12
--------------------------------
Class C                2.11

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                  23 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--122.9%
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--88.5%
$         15,000   Albert Gallatin Area School District                                    5.375%     09/01/2024   $         15,017
-----------------------------------------------------------------------------------------------------------------------------------
       7,375,000   Allegheny County Airport (Pittsburgh International Airport) 1           5.000      01/01/2019          7,467,704
-----------------------------------------------------------------------------------------------------------------------------------
         445,000   Allegheny County Airport (Pittsburgh International Airport)             5.250      01/01/2016            450,763
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County COP                                                    5.000      12/01/2028             10,215
-----------------------------------------------------------------------------------------------------------------------------------
       6,975,000   Allegheny County GO 2                                                   4.139 3    11/01/2026          6,933,150
-----------------------------------------------------------------------------------------------------------------------------------
      17,775,000   Allegheny County GO                                                     4.139 3    11/01/2026         17,668,350
-----------------------------------------------------------------------------------------------------------------------------------
         130,000   Allegheny County HDA (Catholic Health East)                             5.375      11/15/2022            133,843
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Allegheny County HDA (Catholic Health East)                             5.500      11/15/2032             41,234
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Allegheny County HDA (Jefferson Regional Medical Center)                5.125      05/01/2025             80,011
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (Jefferson Regional Medical Center)                5.125      05/01/2029             24,675
-----------------------------------------------------------------------------------------------------------------------------------
       3,150,000   Allegheny County HDA (Ohio Valley General Hospital)                     5.125      04/01/2035          3,117,587
-----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Allegheny County HDA (Ohio Valley General Hospital)                     5.450      01/01/2028          3,674,448
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   Allegheny County HDA (Pittsburgh Mercy Health System)                   5.625      08/15/2026             58,667
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (The Covenant at South Hills) 4,5,6                7.700      02/01/2008             13,000
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  7.800      02/01/2009             13,758
-----------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  8.625      02/01/2021            796,987
-----------------------------------------------------------------------------------------------------------------------------------
      31,095,000   Allegheny County HDA (UPMC Health System)                               4.410      02/01/2037         30,784,050
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Allegheny County HDA (UPMC Health System)                               5.000      11/01/2016              5,111
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County HDA (UPMC Health System)                               5.000      12/15/2018             10,202
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Allegheny County HDA (UPMC Health System)                               5.000      11/01/2023             20,374
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     5.375      11/15/2040          9,828,700
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     6.500      11/15/2030          9,904,500
-----------------------------------------------------------------------------------------------------------------------------------
       3,460,000   Allegheny County HDA
                   (West Penn Allegheny Health System) 1                                   9.250      11/15/2015          4,001,490
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Allegheny County HEBA (Chatham College)                                 5.250      11/15/2019             50,057
-----------------------------------------------------------------------------------------------------------------------------------
       2,020,000   Allegheny County HEBA (Chatham College)                                 5.750      11/15/2028          2,107,587
-----------------------------------------------------------------------------------------------------------------------------------
       7,980,000   Allegheny County HEBA (Chatham College)                                 5.750      11/15/2035          8,295,769
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)                                 5.850      03/01/2022          1,041,230
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County HEBA (Chatham College)                                 5.950      03/01/2032          1,040,300
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Allegheny County HEBA (Robert Morris University)                        6.000      05/01/2028             16,816
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Allegheny County HEBA (Thiel College)                                   5.375      11/15/2019             15,305
-----------------------------------------------------------------------------------------------------------------------------------
         110,000   Allegheny County HEBA (Thiel College)                                   5.375      11/15/2029            111,779
-----------------------------------------------------------------------------------------------------------------------------------
       3,245,000   Allegheny County HEBA (Waynesburg College)                              4.800      05/01/2036          3,080,479
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Allegheny County IDA (ARC Allegheny Foundation)                         5.000      12/01/2028             10,014
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Allegheny County IDA (Coltec Industries)                                7.250      06/01/2008              4,980
-----------------------------------------------------------------------------------------------------------------------------------
       1,145,000   Allegheny County IDA (Residential Resources)                            5.700      09/01/2012          1,188,373
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.000      09/01/2021          1,005,400


                  24 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      1,250,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.100%     09/01/2026   $      1,257,625
-----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Allegheny County IDA (RR/RRSW/RRDC Obligated Group)                     5.125      09/01/2031          1,254,450
-----------------------------------------------------------------------------------------------------------------------------------
          90,000   Allegheny County IDA (USX Corp.)                                        5.500      12/01/2029             91,986
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Allegheny County IDA (USX Corp.)                                        5.600      09/01/2030            409,232
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Allegheny County IDA (USX Corp.)                                        6.000      01/15/2014             25,528
-----------------------------------------------------------------------------------------------------------------------------------
         270,000   Allegheny County IDA (USX Corp.)                                        6.100      01/15/2018            275,751
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Allegheny County IDA (USX Corp.)                                        6.100      07/15/2020             20,426
-----------------------------------------------------------------------------------------------------------------------------------
       2,390,000   Allegheny County Redevel. Authority (Pittsburgh Mills)                  5.100      07/01/2014          2,425,922
-----------------------------------------------------------------------------------------------------------------------------------
      18,125,000   Allegheny County Redevel. Authority (Pittsburgh Mills)                  5.600      07/01/2023         18,747,231
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Allegheny County Redevel. Authority (Robinson Mall)                     6.875      11/01/2017            128,686
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Allegheny County Redevel. Authority (Robinson Mall)                     7.000      11/01/2017          8,608,960
-----------------------------------------------------------------------------------------------------------------------------------
       5,210,000   Allegheny County Residential Finance Authority
                   (Cambridge Square Apartments) 1                                         4.600      01/15/2037          4,983,730
-----------------------------------------------------------------------------------------------------------------------------------
         950,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.850      11/01/2028            928,122
-----------------------------------------------------------------------------------------------------------------------------------
       1,295,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.900      11/01/2027          1,285,857
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    4.950      11/01/2037          1,967,480
-----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    5.000      05/01/2035          1,246,516
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   Allegheny County Residential Finance Authority
                   (Single Family Mtg.)                                                    5.150      11/01/2016            458,604
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Allegheny County Sanitation Authority 1                                 5.000      12/01/2030          1,041,070
-----------------------------------------------------------------------------------------------------------------------------------
         305,000   Allegheny County HDA (The Covenant at South Hills) 4,6                  8.750      02/01/2031            157,987
-----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     9.250      11/15/2022          1,950,036
-----------------------------------------------------------------------------------------------------------------------------------
      12,725,000   Allegheny County HDA
                   (West Penn Allegheny Health System)                                     9.250      11/15/2030         15,038,914
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Altoona City Water Authority                                            5.000      11/01/2019             15,023
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Armstrong County IDA (Kittanning Care Center)                           5.375      08/20/2012             10,334
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bald Eagle Township Sewer Authority                                     5.100      09/15/2021            100,286
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Beaver County GO                                                        5.150      10/01/2017            100,214
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Beaver County GO                                                        5.300      10/01/2026              5,013
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Beaver County GO                                                        5.300      10/01/2026             60,121
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Beaver County Hospital Authority (Valley Health System)                 5.000      05/15/2028              5,076
-----------------------------------------------------------------------------------------------------------------------------------
         275,000   Beaver County IDA (J. Ray McDermott & Company)                          6.800      02/01/2009            278,031
-----------------------------------------------------------------------------------------------------------------------------------
         245,000   Beaver County IDA (Pennsylvania Power & Light Company)                  5.375      06/01/2028            251,184
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Bedford County IDA (Brown Group)                                        7.125      02/01/2009             25,031
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   Berks County Municipal Authority
                   (RHMC/HW Obligated Group)                                               5.000      03/01/2028            305,181


                  25 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$         65,000   Bethlehem Area School District                                          5.000%     09/01/2015   $         65,061
-----------------------------------------------------------------------------------------------------------------------------------
       2,460,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.050      01/01/2034          2,454,563
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.400      01/01/2012             66,105
-----------------------------------------------------------------------------------------------------------------------------------
       4,140,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   6.900      01/01/2022          4,303,696
-----------------------------------------------------------------------------------------------------------------------------------
       7,135,000   Blair County IDA (The Village at Penn State
                   Retirement Community)                                                   7.000      01/01/2034          7,417,189
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Blair County IDA (The Village at Penn State
                   Retirement Community) 4,5,6                                            10.000      01/01/2012              3,500
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Bradford County IDA (International Paper Company)                       5.200      12/01/2019          4,533,885
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Brighton Township Municipal Authority 1                                 5.100      07/15/2022            503,210
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Bucks County IDA (Ann's Choice)                                         6.125      01/01/2025          3,134,640
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Bucks County IDA (Ann's Choice)                                         6.250      01/01/2035          3,130,800
-----------------------------------------------------------------------------------------------------------------------------------
         525,000   Bucks County IDA (Chandler Hall Health Care Facility)                   5.700      05/01/2009            522,496
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bucks County IDA (Chandler Hall Health Care Facility)                   6.200      05/01/2019            986,290
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Bucks County IDA (Chandler Hall Health Care Facility)                   6.300      05/01/2029              9,797
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Bucks County IDA (Pennswood Village)                                    5.800      10/01/2020             16,080
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bucks County IDA (Pennswood Village)                                    6.000      10/01/2027          1,101,350
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Bucks County IDA (Pennsylvania Suburban
                   Water Company) 2                                                        5.550      09/01/2032          8,352,480
-----------------------------------------------------------------------------------------------------------------------------------
         240,000   Bucks County IDA (Pennsylvania Suburban
                   Water Company) 1                                                        5.550      09/01/2032            250,574
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Bucks County IDA (USX Corp.)                                            5.600      03/01/2033             81,846
-----------------------------------------------------------------------------------------------------------------------------------
      15,860,000   Butler County General Authority
                   (Butler Area School District)                                           4.670 3    10/01/2034         15,843,347
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2012             10,010
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2016            105,108
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   Butler County Hospital Authority
                   (Butler Memorial Hospital)                                              5.250      07/01/2016             85,088
-----------------------------------------------------------------------------------------------------------------------------------
         480,000   Butler County IDA (Greenview Gardens Apartments)                        6.000      07/01/2023            504,158
-----------------------------------------------------------------------------------------------------------------------------------
         880,000   Butler County IDA (Greenview Gardens Apartments)                        6.250      07/01/2033            930,811
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   Cambria County GO                                                       5.000      08/15/2023             66,132
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Cambridge Area Joint Authority                                          5.250      12/01/2021            200,686
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Chartiers Valley Industrial & Commercial Devel. Authority
                   (Asbury Health Center)                                                  5.750      12/01/2022            920,466
-----------------------------------------------------------------------------------------------------------------------------------
       7,870,000   Chester County H&EFA (Chester County Hospital) 1                        5.875      07/01/2016          7,921,391
-----------------------------------------------------------------------------------------------------------------------------------
         700,000   Chester County H&EFA (Chester County Hospital)                          6.750      07/01/2031            751,527
-----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Chester County H&EFA (Devereaux Foundation) 1                           5.000      11/01/2031          2,255,288


                  26 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        150,000   Chester County H&EFA (Devereaux Foundation)                             5.500%     05/01/2027   $        151,680
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Chester County H&EFA (Devereaux Foundation)                             6.000      11/01/2019            100,280
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chester County H&EFA (Immaculata College)                               5.300      10/15/2011             24,919
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Chester County H&EFA (Immaculata College)                               5.400      10/15/2012             29,998
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Chester County H&EFA (Immaculata College)                               5.600      10/15/2018             50,616
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chester County H&EFA (Immaculata College)                               5.625      10/15/2027             25,209
-----------------------------------------------------------------------------------------------------------------------------------
         330,000   Chester County H&EFA (Jefferson Health System)                          5.375      05/15/2027            335,570
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Chester County H&EFA (Jenners Pond)                                     7.625      07/01/2034          8,814,675
-----------------------------------------------------------------------------------------------------------------------------------
       2,040,000   Chester County IDA (Collegium Charter School)                           5.500      04/15/2031          2,127,394
-----------------------------------------------------------------------------------------------------------------------------------
       1,575,000   Chester County IDA (Renaissance Academy-Edison
                   Charter School)                                                         5.250      10/01/2010          1,578,749
-----------------------------------------------------------------------------------------------------------------------------------
       1,870,000   Chester County IDA (Renaissance Academy-Edison
                   Charter School)                                                         5.625      10/01/2015          1,880,322
-----------------------------------------------------------------------------------------------------------------------------------
      17,915,000   Chester County IDA Water Facilities Authority
                   (Aqua Pennsylvania)                                                     5.000      02/01/2040         18,213,106
-----------------------------------------------------------------------------------------------------------------------------------
      17,915,000   Chester County IDA Water Facilities Authority
                   (Aqua Pennsylvania)                                                     5.000      02/01/2041         18,206,298
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Chester Upland School Authority                                         5.250      09/01/2017            100,114
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Clarion County Hospital Authority (Clarion Hospital)                    5.750      07/01/2012          1,020,180
-----------------------------------------------------------------------------------------------------------------------------------
         800,000   Crawford County Hospital Authority
                   (Wesbury United Methodist Community)                                    6.125      08/15/2019            818,568
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cumberland County Municipal Authority
                   (Diakon Lutheran Ministries)                                            5.000      01/01/2027          1,000,330
-----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Cumberland County Municipal Authority
                   (Diakon Lutheran Ministries)                                            5.000      01/01/2036          4,402,935
-----------------------------------------------------------------------------------------------------------------------------------
       2,100,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                                    5.000      12/01/2020          2,143,617
-----------------------------------------------------------------------------------------------------------------------------------
       1,950,000   Cumberland County Municipal Authority
                   (Presbyterian Homes)                                                    5.000      12/01/2021          1,986,465
-----------------------------------------------------------------------------------------------------------------------------------
       1,685,000   Cumberland County Municipal Authority
                   (Wesley Affiliated Services)                                            7.250      01/01/2035          1,964,188
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Dauphin County General Authority (Pinnacle Health)                      5.500      05/15/2027             35,388
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Delaware County Authority (CCMC)                                        5.300      12/01/2027             60,518
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        5.375      12/01/2018             15,336
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        6.250      12/15/2022             27,692
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County Authority (CCMC/CKHS/DCMH
                   Obligated Group)                                                        6.250      12/15/2031             27,692
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Delaware County Authority
                   (MAS/MCMCSPA/MHH/MHP/MHSSPA Obligated Group)                            5.375      11/15/2023            123,971
-----------------------------------------------------------------------------------------------------------------------------------
       2,530,000   Delaware County Authority (Neumann College)                             6.000      10/01/2031          2,629,201


                  27 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$         10,000   Delaware County Authority (Riddle Memorial Hospital)                    5.000%     01/01/2028   $         10,128
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Delaware County Authority (Riddle Memorial Hospital)                    5.250      01/01/2016            177,650
-----------------------------------------------------------------------------------------------------------------------------------
       7,010,000   Delaware County IDA (American Ref-Fuel Company)                         6.100      07/01/2013          7,188,755
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County IDA (American Ref-Fuel Company)                         6.200      07/01/2019             25,639
-----------------------------------------------------------------------------------------------------------------------------------
       5,670,000   Delaware County IDA (Aqua Pennsylvania) 1                               5.000      02/01/2035          5,772,911
-----------------------------------------------------------------------------------------------------------------------------------
       4,630,000   Delaware County IDA (Naamans Creek)                                     7.000      12/01/2036          4,561,661
-----------------------------------------------------------------------------------------------------------------------------------
       5,370,000   Delaware County IDA (Pennsylvania Suburban
                   Water Company) 1                                                        5.150      09/01/2032          5,509,190
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Delaware County IDA (Philadelphia Suburban
                   Water Company) 1                                                        5.350      10/01/2031             46,644
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Delaware County IDA (Philadelphia Suburban
                   Water Company)                                                          6.000      06/01/2029             26,032
-----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 2              5.000      11/01/2037         11,207,680
-----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) 2              5.000      11/01/2038         18,315,180
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2036          5,095,100
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2037             56,038
-----------------------------------------------------------------------------------------------------------------------------------
         900,000   Delaware County IDA Water Facilities (Aqua Pennsylvania)                5.000      11/01/2038            915,759
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Delaware River Port Authority PA/NJ                                     5.000      01/01/2026             50,564
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Delaware River Port Authority PA/NJ                                     5.400      01/01/2014             70,454
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Delaware River Port Authority PA/NJ                                     5.400      01/01/2015            201,298
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Delaware River Port Authority PA/NJ 1                                   5.400      01/01/2016          2,013,000
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Delaware River Port Authority PA/NJ                                     5.450      01/01/2012             10,067
-----------------------------------------------------------------------------------------------------------------------------------
       9,780,000   Delaware River Port Authority PA/NJ                                     5.500      01/01/2026          9,850,514
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   Delaware River Port Authority PA/NJ                                     5.500      01/01/2026            407,511
-----------------------------------------------------------------------------------------------------------------------------------
      25,000,000   Delaware Valley Regional Financial Authority 2                          4.341 3    06/01/2037         24,937,500
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2014             10,008
-----------------------------------------------------------------------------------------------------------------------------------
         200,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2023            200,130
-----------------------------------------------------------------------------------------------------------------------------------
         375,000   Doylestown Hospital Authority (Doylestown Hospital)                     5.000      07/01/2023            375,244
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   East Hempfield Township IDA (Homestead Village)                         6.375      11/01/2023             15,001
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Erie County IDA (International Paper Company)                           5.000      11/01/2018            139,572
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Erie County IDA (International Paper Company)                           5.850      12/01/2020             10,157
-----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2027          2,990,973
-----------------------------------------------------------------------------------------------------------------------------------
       2,505,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2032          2,505,777
-----------------------------------------------------------------------------------------------------------------------------------
       2,035,000   Erie Higher Education Building Authority
                   (Gannon University)                                                     5.000      05/01/2035          2,030,299
-----------------------------------------------------------------------------------------------------------------------------------
       2,755,000   Erie-Western PA Port Authority                                          5.125      06/15/2016          2,813,929
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Falls Township Hospital Authority
                   (Delaware Valley Medical Center)                                        7.000      08/01/2022             70,390
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Ferndale Area School District GO                                        6.750      07/15/2009             30,067


                  28 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        365,000   Forest Hills GO                                                         5.050%     05/01/2019   $        366,026
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Franklin County IDA (The Chambersburg Hospital)                         5.000      07/01/2022             45,329
-----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Geisinger Authority Health System
                   (Geisinger Health System) 2                                             4.358 3    05/01/2037         19,800,000
-----------------------------------------------------------------------------------------------------------------------------------
       1,050,000   Geisinger Authority Health System
                   (Penn State Geisinger Health System Foundation)                         5.000      08/15/2028          1,064,889
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Gettysburg Municipal Authority (Gettysburg College)                     5.000      08/15/2023             10,174
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Grove City Area Hospital Authority
                   (United Community Hospital)                                             5.250      07/01/2012             45,298
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Hampton Township School District 1                                      5.000      09/01/2027            115,078
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Harrisburg University Authority
                   (Harrisburg University of Science)                                      5.400      09/01/2016          1,502,595
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Hazelton Area School District                                           5.000      03/01/2011             25,137
-----------------------------------------------------------------------------------------------------------------------------------
       7,265,000   Horsham Industrial & Commercial Devel. Authority
                   (Pennsylvania LTC)                                                      6.000      12/01/2037          7,228,530
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Indiana County IDA Pollution Control
                   (Metropolitan Edison Company)                                           5.950      05/01/2027             25,533
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Indiana County IDA Pollution Control (PSEG Power LLC) 1                 5.850      06/01/2027            119,191
-----------------------------------------------------------------------------------------------------------------------------------
         405,000   Jeannette Health Services Authority
                   (Jeannette District Memorial Hospital)                                  6.000      11/01/2018            404,465
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Lancaster County Hospital Authority
                   (Lancaster General Hospital)                                            5.500      03/15/2026             10,866
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Hospital Authority
                   (Landis Homes Retirement Community)                                     5.700      09/01/2018             25,009
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lancaster County Hospital Authority
                   (Landis Homes Retirement Community)                                     5.750      09/01/2023             20,004
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lancaster County Hospital Authority
                   (Masonic Homes of Pennsylvania)                                         5.300      11/15/2007            100,104
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Hospital Authority
                   (St. Anne's Home for the Aged)                                          6.500      04/01/2015             25,022
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Lancaster County IDA (Garden Spot Village)                              7.600      05/01/2022             44,238
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lancaster County Solid Waste Management Authority                       5.000      12/15/2014             25,459
-----------------------------------------------------------------------------------------------------------------------------------
       5,840,000   Langhorne Manor Boro Higher Education Authority
                   (Lower Bucks Hospital)                                                  7.350      07/01/2022          5,923,512
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Langhorne Manor Boro Higher Education Authority
                   (Philadelphia Biblical University)                                      5.200      04/01/2020          1,004,510
-----------------------------------------------------------------------------------------------------------------------------------
         575,000   Langhorne Manor Boro Higher Education Authority
                   (Philadelphia Biblical University)                                      5.500      04/01/2025            585,201
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Latrobe IDA (St. Vincent College)                                       5.375      05/01/2013             10,408
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Latrobe IDA (St. Vincent College)                                       5.700      05/01/2031             36,230
-----------------------------------------------------------------------------------------------------------------------------------
      14,025,000   Lawrence County IDA (Shenango Presbyterian Center)                      5.625      11/15/2037         14,155,152
-----------------------------------------------------------------------------------------------------------------------------------
       5,190,000   Lawrence County IDA (Shenango Presbyterian Center)                      7.500      11/15/2031          5,938,865


                  29 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      1,020,000   Lehigh County GPA (Bible Fellowship Church Home)                        6.000%     12/15/2023   $      1,028,752
-----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Lehigh County GPA (Bible Fellowship Church Home)                        7.625      11/01/2021          1,156,990
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lehigh County GPA (Bible Fellowship Church Home)                        7.750      11/01/2033            819,053
-----------------------------------------------------------------------------------------------------------------------------------
          45,000   Lehigh County GPA (Good Shepherd
                   Rehabilitation Hospital)                                                5.250      11/15/2027             46,019
-----------------------------------------------------------------------------------------------------------------------------------
       2,525,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         5.800      11/01/2012          2,533,105
-----------------------------------------------------------------------------------------------------------------------------------
       1,265,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         5.800      11/01/2012          1,308,402
-----------------------------------------------------------------------------------------------------------------------------------
       8,190,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2018          8,214,242
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2018          2,074,480
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2023          1,092,553
-----------------------------------------------------------------------------------------------------------------------------------
       2,940,000   Lehigh County GPA (Kidspeace Obligated Group) 1                         6.000      11/01/2023          3,049,133
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Lehigh County GPA (Lehigh Valley Health Network)                        5.000      07/01/2028             60,946
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lehigh County GPA (Lehigh Valley Hospital)                              5.625      07/01/2015            101,117
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Lehigh County GPA (Lehigh Valley Hospital/Muhlenberg
                   Hospital Center/MCCC Obligated Group)                                   5.000      07/01/2028             10,158
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Lehigh County GPA (Lehigh Valley Hospital/Muhlenberg
                   Hospital Center/MCCC Obligated Group)                                   5.000      07/01/2028              5,079
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Lehigh County GPA (St. Lukes Hospital Bethlehem)                        5.375      08/15/2033             32,190
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   Lehigh County IDA (Lifepath)                                            5.850      06/01/2008             99,819
-----------------------------------------------------------------------------------------------------------------------------------
      23,340,000   Lehigh County IDA Pollution Control (Pennsylvania Power
                   & Light Electric Utilities Corp.) 2                                     4.750      02/15/2027         23,493,927
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   Lehigh County Water Authority                                           5.000      11/01/2019            250,205
-----------------------------------------------------------------------------------------------------------------------------------
         650,000   Lehigh Northampton Airport Authority
                   (Lehigh Valley International Airport)                                   5.000      01/01/2021            668,213
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lehigh Northampton Airport Authority
                   (Lehigh Valley International Airport)                                   5.000      01/01/2023            767,693
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Lewistown Boro Municipal Water Authority                                5.250      01/01/2028             15,072
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Luzerne County Flood Protection Authority                               5.000      01/15/2023             10,085
-----------------------------------------------------------------------------------------------------------------------------------
      12,640,000   Luzerne County IDA (Pennsylvania-American
                   Water Company) 2                                                        4.950      09/01/2034         12,948,163
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Lycoming County Hospital Authority
                   (MVH/DPH Obligated Group)                                               5.250      11/15/2015            115,351
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lycoming County Hospital Authority
                   (MVH/DPH Obligated Group)                                               5.500      11/15/2022             20,085
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Lycoming County Hospital Authority
                   (WH/NCPHS Obligated Group)                                              5.250      11/15/2015             70,214
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Lycoming County Hospital Authority
                   (WH/NCPHS Obligated Group)                                              5.375      11/15/2010             60,235
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Mars Area School District                                               5.000      09/01/2027             30,263
-----------------------------------------------------------------------------------------------------------------------------------
         345,000   McKean County GO                                                        5.000      11/01/2022            345,880
-----------------------------------------------------------------------------------------------------------------------------------
       2,730,000   McKean County Hospital Authority (Bradford Hospital)                    5.000      10/01/2020          2,753,505
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   McKean County Hospital Authority (Bradford Hospital) 1                  5.250      10/01/2030          3,053,580


                  30 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        100,000   Mifflin County Hospital Authority (Lewiston Hospital)                   6.200%     07/01/2030   $        108,380
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Monroe County Hospital Authority (Pocono Medical Center)                5.250      01/01/2043          2,997,450
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.000      06/01/2028             10,155
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.125      06/01/2027             20,255
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Montgomery County HEHA (Abington Memorial Hospital)                     5.125      06/01/2032             20,154
-----------------------------------------------------------------------------------------------------------------------------------
       8,740,000   Montgomery County HEHA (Arcadia University)                             5.000      04/01/2036          8,719,548
-----------------------------------------------------------------------------------------------------------------------------------
       5,750,000   Montgomery County HEHA (Dickinson College) 1                            5.000      05/01/2031          5,970,398
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Montgomery County HEHA (Holy Redeemer Health System)                    5.250      10/01/2023             60,702
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Montgomery County HEHA (Holy Redeemer Health System)                    5.250      10/01/2027             50,584
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Montgomery County HEHA (Holy Redeemer Physician
                   & Ambulatory Services)                                                  5.250      10/01/2023             80,936
-----------------------------------------------------------------------------------------------------------------------------------
         890,000   Montgomery County IDA (ACTS Retirement Life Community)                  5.250      11/15/2028            896,470
-----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Montgomery County IDA (Meadowood Corp.)                                 6.250      12/01/2017          1,791,440
-----------------------------------------------------------------------------------------------------------------------------------
         265,000   Montgomery County IDA (Pennsylvania-American Water Company)             5.050      06/01/2029            265,835
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Montgomery County IDA (Whitemarsh Continued Care)                       6.250      02/01/2035          2,616,300
-----------------------------------------------------------------------------------------------------------------------------------
       3,840,000   Montgomery County IDA (Wordsworth Academy)                              8.000      09/01/2024          3,845,798
-----------------------------------------------------------------------------------------------------------------------------------
       2,915,000   New Morgan IDA (Browning-Ferris Industries) 1                           6.500      04/01/2019          2,929,050
-----------------------------------------------------------------------------------------------------------------------------------
       1,045,000   New Wilmington Municipal Authority (Westminster College)                5.000      05/01/2027          1,054,154
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   New Wilmington Municipal Authority (Westminster College)                5.125      05/01/2033          1,009,860
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   New Wilmington Municipal Authority (Westminster College)                5.300      03/01/2018             40,344
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   New Wilmington Municipal Authority (Westminster College)                5.350      03/01/2028             55,489
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   North Wales Water Authority                                             5.000      11/01/2013             25,072
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   North Wales Water Authority                                             5.000      11/01/2022              5,012
-----------------------------------------------------------------------------------------------------------------------------------
         135,000   Northampton County Higher Education Authority (Lafayette College)       5.000      11/01/2027            135,830
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   Northampton County IDA (Kirkland Village)                               5.625      12/15/2019             70,334
-----------------------------------------------------------------------------------------------------------------------------------
         170,000   Northampton County IDA (Moravian Hall Square)                           5.350      07/01/2010            170,173
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Northampton County IDA (Moravian Hall Square)                           5.550      07/01/2014             25,023
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Northampton County IDA (Moravian Hall Square)                           5.700      07/01/2020             40,044
-----------------------------------------------------------------------------------------------------------------------------------
       3,245,000   Northeastern PA Hospital & Education Authority (Luzerne County
                   Community College) 1                                                    5.150      08/15/2016          3,261,063
-----------------------------------------------------------------------------------------------------------------------------------
         385,000   Northeastern PA Hospital & Education Authority (WVHCS)                  5.250      01/01/2026            390,544
-----------------------------------------------------------------------------------------------------------------------------------
         830,000   Northumberland County IDA (Aqua Pennsylvania)                           5.050      10/01/2039            845,073
-----------------------------------------------------------------------------------------------------------------------------------
         860,000   Northumberland County IDA (NHS Youth Services)                          5.500      02/15/2033            891,631
-----------------------------------------------------------------------------------------------------------------------------------
       1,820,000   Northumberland County IDA (NHS Youth Services)                          7.500      02/15/2029          1,941,703
-----------------------------------------------------------------------------------------------------------------------------------
       3,855,000   Northumberland County IDA (NHS Youth Services)                          7.750      02/15/2029          4,157,155
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA EDFA (30th Street Garage)                                            5.875      06/01/2033         10,595,300
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA EDFA (Amtrak)                                                        6.000      11/01/2011             52,327


                  31 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        250,000   PA EDFA (Amtrak)                                                        6.125%     11/01/2021   $        261,608
-----------------------------------------------------------------------------------------------------------------------------------
       5,005,000   PA EDFA (Amtrak)                                                        6.250      11/01/2031          5,196,541
-----------------------------------------------------------------------------------------------------------------------------------
         945,000   PA EDFA (Amtrak)                                                        6.375      11/01/2041            990,095
-----------------------------------------------------------------------------------------------------------------------------------
      14,700,000   PA EDFA (National Gypsum Company)                                       6.125      11/02/2027         15,187,011
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (National Gypsum Company)                                       6.250      11/01/2027          5,196,550
-----------------------------------------------------------------------------------------------------------------------------------
       4,900,000   PA EDFA (Northampton Generating)                                        6.400      01/01/2009          4,903,381
-----------------------------------------------------------------------------------------------------------------------------------
       8,515,000   PA EDFA (Northampton Generating)                                        6.500      01/01/2013          8,640,937
-----------------------------------------------------------------------------------------------------------------------------------
      16,800,000   PA EDFA (Northampton Generating)                                        6.600      01/01/2019         16,964,472
-----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   PA EDFA (Northampton Generating)                                        6.875      01/01/2011          1,297,829
-----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   PA EDFA (Northampton Generating)                                        6.950      01/01/2021         11,960,760
-----------------------------------------------------------------------------------------------------------------------------------
       4,310,000   PA EDFA (Northwestern Human Services)                                   5.250      06/01/2014          4,293,794
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA EDFA (Northwestern Human Services)                                   5.250      06/01/2028          2,866,260
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA EDFA (Reliant Energy) 2                                              6.750      12/01/2036         10,952,450
-----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036         13,690,500
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036          8,761,920
-----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   PA EDFA (Reliant Energy)                                                6.750      12/01/2036          6,571,440
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   PA EDFA (Reliant Energy/Reliant Seward Obligated Group)                 6.750      12/01/2036          7,666,680
-----------------------------------------------------------------------------------------------------------------------------------
      40,825,000   PA EDFA (USG Corp.)                                                     6.000      06/01/2031         42,129,359
-----------------------------------------------------------------------------------------------------------------------------------
       4,870,000   PA EDFA (Waste Management)                                              5.100      10/01/2027          4,782,389
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (Allegheny College)                                             5.000      11/01/2026             50,034
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   PA HEFA (Allegheny Delaware Valley Obligated Group)                     5.875      11/15/2021             97,026
-----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   PA HEFA (Association of Independent Colleges & Universities)            5.125      05/01/2032          1,035,107
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (California University of Pennsylvania Student Assoc.)          5.000      07/01/2028            100,199
-----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.750      09/01/2020          1,615,695
-----------------------------------------------------------------------------------------------------------------------------------
         110,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.750      09/01/2032            117,860
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (California University of Pennsylvania Student Assoc.)          6.800      09/01/2025             53,733
-----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   PA HEFA (College of Science & Agriculture)                              5.350      04/15/2028          1,479,174
-----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.650      04/15/2025          1,520,546
-----------------------------------------------------------------------------------------------------------------------------------
         815,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.750      04/15/2029            853,289
-----------------------------------------------------------------------------------------------------------------------------------
         220,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.750      04/15/2034            229,524
-----------------------------------------------------------------------------------------------------------------------------------
       3,210,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.800      04/15/2030          3,357,307
-----------------------------------------------------------------------------------------------------------------------------------
       3,385,000   PA HEFA (Delaware Valley College of Science & Agriculture)              5.800      04/15/2033          3,534,448
-----------------------------------------------------------------------------------------------------------------------------------
       1,830,000   PA HEFA (Elizabethtown College)                                         5.000      12/15/2021          1,866,033
-----------------------------------------------------------------------------------------------------------------------------------
       3,070,000   PA HEFA (Elizabethtown College) 1                                       5.000      12/15/2024          3,112,673
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   PA HEFA (Elizabethtown College)                                         5.000      12/15/2027          4,032,560


                  32 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      1,820,000   PA HEFA (Geneva College)                                                5.375%     04/01/2023   $      1,842,823
-----------------------------------------------------------------------------------------------------------------------------------
          65,000   PA HEFA (Geneva College)                                                5.375      04/01/2023             65,904
-----------------------------------------------------------------------------------------------------------------------------------
         860,000   PA HEFA (Geneva College)                                                5.450      04/01/2018            876,469
-----------------------------------------------------------------------------------------------------------------------------------
       1,035,000   PA HEFA (Geneva College)                                                6.125      04/01/2022          1,090,983
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   PA HEFA (Higher Education System)                                       5.000      06/15/2019             40,348
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HEFA (La Salle University)                                           5.500      05/01/2034             51,408
-----------------------------------------------------------------------------------------------------------------------------------
         150,000   PA HEFA (La Salle University) 1                                         5.625      05/01/2017            150,968
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   PA HEFA (La Salle University)                                           5.700      05/01/2014             10,015
-----------------------------------------------------------------------------------------------------------------------------------
         735,000   PA HEFA (Lycoming College)                                              5.250      11/01/2027            755,220
-----------------------------------------------------------------------------------------------------------------------------------
       1,490,000   PA HEFA (Marywood University)                                           5.125      06/01/2029          1,509,042
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                  5.875      11/15/2016              5,107
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   PA HEFA (MCP/HUHS/AUS Obligated Group)                                  5.875      11/15/2016             61,285
-----------------------------------------------------------------------------------------------------------------------------------
       3,040,000   PA HEFA (MCP/HUHS/AUS Obligated Group) 1                                5.875      11/15/2021          3,105,086
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   PA HEFA (Philadelphia University)                                       5.000      06/01/2035            245,740
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA HEFA (Philadelphia University)                                       5.125      06/01/2025          3,031,650
-----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   PA HEFA (Philadelphia University)                                       5.250      06/01/2032          2,228,798
-----------------------------------------------------------------------------------------------------------------------------------
         250,000   PA HEFA (Philadelphia University)                                       6.000      06/01/2029            264,750
-----------------------------------------------------------------------------------------------------------------------------------
         105,000   PA HEFA (St. Francis University)                                        5.750      11/01/2023            109,948
-----------------------------------------------------------------------------------------------------------------------------------
       3,925,000   PA HEFA (St. Francis University)                                        6.250      11/01/2018          4,251,953
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   PA HEFA (State System Higher Education)                                 5.125      06/15/2012             30,031
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (State System Higher Education)                                 5.125      06/15/2013            100,104
-----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   PA HEFA (University of the Arts)                                        5.000      09/15/2033          1,215,377
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   PA HEFA (University of the Arts)                                        5.750      03/15/2030             25,917
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (UPMC Health System)                                            5.000      08/01/2029            102,190
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   PA HEFA (UPMC Health System)                                            6.000      01/15/2031             32,049
-----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   PA HEFA (Ursinus College)                                               5.000      01/01/2036          1,646,205
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   PA HEFA (Widener University)                                            5.000      07/15/2026            765,773
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   PA HEFA (Widener University)                                            5.250      07/15/2024            102,826
-----------------------------------------------------------------------------------------------------------------------------------
          70,000   PA HEFA (Widener University)                                            5.400      07/15/2036             71,969
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   PA HFA (Single Family Mtg.)                                             4.700      10/01/2037          7,065,300
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   PA HFA (Single Family Mtg.)                                             5.050      10/01/2024            235,837
-----------------------------------------------------------------------------------------------------------------------------------
       2,115,000   PA HFA (Single Family Mtg.)                                             5.450      10/01/2032          2,183,928
-----------------------------------------------------------------------------------------------------------------------------------
       9,180,000   PA HFA (Single Family Mtg.), Series 61A                                 5.450      10/01/2021          9,277,675
-----------------------------------------------------------------------------------------------------------------------------------
       4,510,000   PA HFA (Single Family Mtg.), Series 61A 1                               5.500      04/01/2029          4,529,889
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   PA HFA (Single Family Mtg.), Series 61A                                 5.500      04/01/2029            261,147
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   PA HFA (Single Family Mtg.), Series 62A                                 5.200      10/01/2011             25,541
-----------------------------------------------------------------------------------------------------------------------------------
         570,000   PA HFA (Single Family Mtg.), Series 63A                                 5.448 7    04/01/2030            160,330
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   PA HFA (Single Family Mtg.), Series 64                                  5.000      10/01/2017             50,410
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA HFA (Single Family Mtg.), Series 66A                                 5.650      04/01/2029              5,067


                  33 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      3,355,000   PA HFA (Single Family Mtg.), Series 67A                                 5.400%     10/01/2024   $      3,388,080
-----------------------------------------------------------------------------------------------------------------------------------
       4,740,000   PA HFA (Single Family Mtg.), Series 70A 1                               5.800      04/01/2027          4,837,028
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   PA HFA (Single Family Mtg.), Series 72A 2                               5.250      04/01/2021          8,261,760
-----------------------------------------------------------------------------------------------------------------------------------
      11,400,000   PA HFA (Single Family Mtg.), Series 73A 2                               5.350      10/01/2022         11,598,987
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA HFA (Single Family Mtg.), Series 74B 2                               5.150      10/01/2022         10,119,100
-----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   PA HFA (Single Family Mtg.), Series 74B                                 5.150      10/01/2022          1,032,148
-----------------------------------------------------------------------------------------------------------------------------------
       3,060,000   PA HFA (Single Family Mtg.), Series 74B                                 5.250      04/01/2032          3,091,916
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   PA HFA (Single Family Mtg.), Series 95A                                 4.875      10/01/2031          2,937,240
-----------------------------------------------------------------------------------------------------------------------------------
      12,525,000   PA HFA (Single Family Mtg.), Series 96A                                 4.700      10/01/2037         11,799,051
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   PA HFA (Single Family Mtg.), Series 98A                                 4.850      10/01/2031          7,314,975
-----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   PA HFA (Single Family Mtg.), Series B 2                                 5.100      10/01/2020         10,106,450
-----------------------------------------------------------------------------------------------------------------------------------
          55,000   PA Intergovernmental Cooperative Authority                              5.000      06/15/2021             56,025
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   PA State University, Series A                                           5.000      08/15/2027            147,964
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   PA Turnpike Commission                                                  5.000      12/01/2023             15,388
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   PA Turnpike Commission                                                  5.000      12/01/2023              5,105
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Patterson Township Municipal Authority                                  5.500      04/15/2011             10,010
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Penn Hills GO                                                           5.850      12/01/2014             25,167
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Philadelphia Airport                                                    5.375      06/15/2015            241,810
-----------------------------------------------------------------------------------------------------------------------------------
       1,310,000   Philadelphia Airport, Series A                                          5.000      06/15/2023          1,345,946
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Airport, Series A                                          5.000      06/15/2024          2,052,220
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Philadelphia Airport, Series A                                          5.000      06/15/2025          2,049,580
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Airport, Series B                                          5.250      06/15/2011             25,503
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia Airport, Series B                                          5.250      06/15/2012             15,302
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia Airport, Series B                                          5.250      06/15/2031             15,427
-----------------------------------------------------------------------------------------------------------------------------------
         545,000   Philadelphia Airport, Series B                                          5.400      06/15/2027            553,802
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia Airport, Series B                                          5.500      06/15/2017             51,042
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Philadelphia Authority for Industrial Devel.                            5.250      10/01/2030              5,200
-----------------------------------------------------------------------------------------------------------------------------------
       6,720,000   Philadelphia Authority for Industrial Devel. (Aero Philadelphia)        5.500      01/01/2024          6,498,374
-----------------------------------------------------------------------------------------------------------------------------------
       3,870,000   Philadelphia Authority for Industrial Devel. (Air Cargo)                7.500      01/01/2025          4,174,840
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Authority for Industrial Devel.
                   (American College of Physicians)                                        6.000      06/15/2030             26,180
-----------------------------------------------------------------------------------------------------------------------------------
       1,150,000   Philadelphia Authority for Industrial Devel.
                   (Baptist Home of Philadelphia)                                          5.500      11/15/2018          1,139,892
-----------------------------------------------------------------------------------------------------------------------------------
         786,000   Philadelphia Authority for Industrial Devel.
                   (Baptist Home of Philadelphia)                                          5.600      11/15/2028            764,597
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        5.600      04/01/2012             20,011
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        5.700      04/01/2015             35,206


                  34 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$        450,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        6.750%     04/01/2023   $        490,527
-----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Philadelphia Authority for Industrial Devel. (Cathedral Village)        6.875      04/01/2034          1,208,042
-----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   Philadelphia Authority for Industrial Devel.
                   (City of Philadelphia) 1                                                5.375      02/15/2027          2,634,012
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Philadelphia Authority for Industrial Devel. (First Mtg.-CPAP)          6.125      04/01/2019          2,033,048
-----------------------------------------------------------------------------------------------------------------------------------
       1,790,000   Philadelphia Authority for Industrial Devel.
                   (Franklin Towne Charter High School)                                    5.250      01/01/2027          1,810,460
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Philadelphia Authority for Industrial Devel.
                   (Franklin Towne Charter High School)                                    5.375      01/01/2032          1,100,157
-----------------------------------------------------------------------------------------------------------------------------------
       1,330,000   Philadelphia Authority for Industrial Devel.
                   (International Educational & Community Project)                         5.875      06/01/2022          1,406,808
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia Authority for Industrial Devel.
                   (Philadelphia Airport System), Series A 2                               5.400      07/01/2022          8,340,960
-----------------------------------------------------------------------------------------------------------------------------------
          30,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.000      07/01/2019             30,436
-----------------------------------------------------------------------------------------------------------------------------------
      19,710,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.000      07/01/2023         19,932,920
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.125      07/01/2020             10,281
-----------------------------------------------------------------------------------------------------------------------------------
       3,880,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.125      07/01/2028          3,931,565
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.250      07/01/2028             97,623
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Philadelphia Authority for Industrial Devel. (Philadelphia Airport)     5.300      07/01/2017            407,156
-----------------------------------------------------------------------------------------------------------------------------------
       1,640,000   Philadelphia Authority for Industrial Devel. (Richard Allen Prep
                   Charter School)                                                         6.250      05/01/2033          1,640,344
-----------------------------------------------------------------------------------------------------------------------------------
       1,370,000   Philadelphia Authority for Industrial Devel. (Stapeley Germantown)      5.000      01/01/2015          1,309,789
-----------------------------------------------------------------------------------------------------------------------------------
       1,580,000   Philadelphia Authority for Industrial Devel. (Stapeley Germantown)      5.125      01/01/2021          1,469,574
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Arbor House)                                                           6.100      07/01/2033          1,466,332
-----------------------------------------------------------------------------------------------------------------------------------
         780,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (GIH/PPAM)                                                              5.125      07/01/2016            785,234
-----------------------------------------------------------------------------------------------------------------------------------
       1,240,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Miriam and Robert M. Rieder House)                                     6.100      07/01/2033          1,298,751
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Presbyterian Homes Germantown)                                         5.625      07/01/2035          3,085,200
-----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   Philadelphia Authority for Industrial Devel. Senior Living
                   (Robert Saligman House)                                                 6.100      07/01/2033          1,214,961


                  35 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$     13,700,000   Philadelphia Authority for Industrial Devel., Series B 2                5.125%     10/01/2026   $     14,217,860
-----------------------------------------------------------------------------------------------------------------------------------
       7,125,000   Philadelphia Gas Works 2                                                5.125      08/01/2031          7,461,812
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia Gas Works 2                                                5.250      08/01/2021          8,415,200
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Gas Works                                                  5.000      07/01/2014             25,245
-----------------------------------------------------------------------------------------------------------------------------------
       8,050,000   Philadelphia GO 1                                                       5.000      05/15/2020          8,113,354
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Philadelphia GO                                                         5.000      05/15/2025            236,669
-----------------------------------------------------------------------------------------------------------------------------------
         325,000   Philadelphia GO                                                         5.000      03/15/2028            330,805
-----------------------------------------------------------------------------------------------------------------------------------
       1,210,000   Philadelphia H&HEFA (Centralized Comprehensive
                   Human Services)                                                         7.250      01/01/2021          1,271,565
-----------------------------------------------------------------------------------------------------------------------------------
          80,000   Philadelphia H&HEFA (Jefferson Health System)                           5.000      05/15/2018             81,642
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Jefferson Health System)                           5.125      05/15/2021             10,163
-----------------------------------------------------------------------------------------------------------------------------------
       1,585,000   Philadelphia H&HEFA (North Philadelphia Health System)                  5.300      01/01/2018          1,620,409
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Philadelphia H&HEFA (North Philadelphia Health System)                  5.375      01/01/2028             61,478
-----------------------------------------------------------------------------------------------------------------------------------
       2,380,000   Philadelphia H&HEFA (Philadelphia Protestant Home)                      6.500      07/01/2027          2,381,499
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia H&HEFA (Temple University
                   Children's Medical Center)                                              5.625      06/15/2019             52,477
-----------------------------------------------------------------------------------------------------------------------------------
         155,000   Philadelphia H&HEFA (Temple University
                   Children's Medical Center)                                              5.750      06/15/2029            163,024
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2015            142,029
-----------------------------------------------------------------------------------------------------------------------------------
      19,470,000   Philadelphia H&HEFA (Temple University Hospital) 8                      5.500      07/01/2026         19,909,633
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2027             10,138
-----------------------------------------------------------------------------------------------------------------------------------
         260,000   Philadelphia H&HEFA (Temple University Hospital)                        5.500      11/15/2027            263,767
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Philadelphia H&HEFA (Temple University Hospital)                        5.875      11/15/2023             35,544
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Philadelphia H&HEFA (Temple University Hospital)                        6.500      11/15/2008             15,252
-----------------------------------------------------------------------------------------------------------------------------------
      17,905,000   Philadelphia H&HEFA (Temple University Hospital)                        6.625      11/15/2023         17,937,945
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Philadelphia New Public Housing Authority                               5.000      04/01/2012              5,162
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Philadelphia Parking Authority                                          5.000      02/01/2027             50,889
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia Parking Authority (Airport)                                5.500      09/01/2018             25,281
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   Philadelphia Parking Authority, Series A                                5.250      02/15/2029             20,494
-----------------------------------------------------------------------------------------------------------------------------------
         180,000   Philadelphia Redevel. Authority (Multifamily Hsg.)                      5.450      02/01/2023            181,372
-----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Philadelphia Redevel. Authority
                   (Neighborhood Transformation) 2                                         5.000      04/15/2028          9,322,290
-----------------------------------------------------------------------------------------------------------------------------------
       2,580,000   Philadelphia Redevel. Authority (Pavilion Apartments)                   6.000      10/01/2023          2,685,419
-----------------------------------------------------------------------------------------------------------------------------------
       4,100,000   Philadelphia Redevel. Authority (Pavilion Apartments)                   6.250      10/01/2032          4,294,586
-----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Philadelphia School District 2                                          5.625      08/01/2022          8,649,720
-----------------------------------------------------------------------------------------------------------------------------------
      28,000,000   Philadelphia Water & Wastewater, Series A 2                             5.000      11/01/2031         28,740,040
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.000      02/01/2024             10,235
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.000      02/01/2029             51,032
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh & Allegheny County Public Auditorium Authority               5.250      02/01/2031             41,199
-----------------------------------------------------------------------------------------------------------------------------------
       1,290,000   Pittsburgh Urban Redevel. Authority (West Park Court)                   4.900      11/20/2047          1,213,735


                  36 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$         20,000   Pittsburgh Urban Redevel. Authority, Series A                           5.200%     10/01/2020   $         20,177
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh Urban Redevel. Authority, Series A                           5.250      10/01/2029             40,258
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Pittsburgh Urban Redevel. Authority, Series A                           7.250      02/01/2024             15,015
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Pittsburgh Urban Redevel. Authority, Series C                           5.600      04/01/2020             60,479
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pittsburgh Urban Redevel. Authority, Series C                           5.700      04/01/2030             25,212
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Pittsburgh Urban Redevel. Authority, Series C                           5.900      10/01/2022             15,228
-----------------------------------------------------------------------------------------------------------------------------------
         795,000   Pittsburgh Urban Redevel. Authority, Series C 1                         5.950      10/01/2029            806,822
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh Urban Redevel. Authority, Series C                           7.125      08/01/2013             10,011
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pittsburgh Urban Renewal Authority, Series B                            5.350      10/01/2022             40,653
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pittsburgh Water & Sewer Authority, Series A                            5.050      09/01/2025             10,052
-----------------------------------------------------------------------------------------------------------------------------------
         400,000   Pittsburgh Water & Sewer Authority, Series C                            5.125      09/01/2023            402,468
-----------------------------------------------------------------------------------------------------------------------------------
         120,000   Potter County Hospital Authority
                   (Charles Cole Memorial Hospital)                                        6.050      08/01/2024            121,369
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.500      07/01/2018          1,000,350
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.500      07/01/2018             25,161
-----------------------------------------------------------------------------------------------------------------------------------
       4,170,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.625      07/01/2024          4,089,561
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pottsville Hospital Authority (Pottsville Hospital
                   & Warne Clinic)                                                         5.625      07/01/2024             25,182
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Saxonburg Area Authority (Sewer & Water) 1                              5.000      03/01/2030          1,038,480
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Sayre Health Care Facilities (Guthrie Healthcare System)                7.125      12/01/2031          2,381,620
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   Schuylkill County IDA (DOCNHS/BSVHS/WMHS
                   Obligated Group)                                                        5.000      11/01/2028             10,162
-----------------------------------------------------------------------------------------------------------------------------------
         145,000   Scranton School District                                                5.000      04/01/2022            147,539
-----------------------------------------------------------------------------------------------------------------------------------
         220,000   Scranton School District 1                                              5.000      04/01/2025            223,333
-----------------------------------------------------------------------------------------------------------------------------------
         440,000   Scranton School District                                                5.000      04/01/2031            445,628
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Sharon Regional Health System Authority
                   (SRPS/SRHS Obligated Group)                                             5.000      12/01/2028              5,082
-----------------------------------------------------------------------------------------------------------------------------------
         450,000   South Fork Municipal Authority
                   (Conemaugh Valley Memorial Hospital)                                    5.000      07/01/2028            457,092
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   South Fork Municipal Authority
                   (Conemaugh Valley Memorial Hospital)                                    5.375      07/01/2022              5,100
-----------------------------------------------------------------------------------------------------------------------------------
         305,000   South Fork Municipal Authority
                   (Good Samaritan Medial Center of Johnstown)                             5.250      07/01/2026            307,907
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   South Fork Municipal Authority
                   (Good Samaritan Medial Center of Johnstown)                             5.375      07/01/2016             25,277
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   South Park School District                                              5.000      05/15/2016              5,046
-----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2023          1,420,398
-----------------------------------------------------------------------------------------------------------------------------------
       2,245,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2025          2,268,628
-----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2026          3,290,354


                  37 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA Continued
$      2,000,000   Southcentral General Authority (Hanover Hospital) 2                     5.000%     12/01/2027   $      2,015,460
-----------------------------------------------------------------------------------------------------------------------------------
       2,510,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2028          2,524,339
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Southcentral General Authority (Hanover Hospital) 2                     5.000      12/01/2030          1,002,295
-----------------------------------------------------------------------------------------------------------------------------------
         470,000   Southcentral General Authority (Hanover Hospital)                       5.000      12/01/2030            471,081
-----------------------------------------------------------------------------------------------------------------------------------
      26,100,000   St. Mary Hospital Authority (Catholic Health East) 2                    4.482 3    11/15/2034         25,473,600
-----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   St. Mary Hospital Authority (Catholic Health East)                      5.375      11/15/2034          3,531,645
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   St. Mary Hospital Authority (Catholic Health Initiatives)               5.000      12/01/2028             96,683
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   St. Mary Hospital Authority (Franciscan Health)                         7.000      06/15/2015             50,375
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   State Public School Building Authority (Butler College)                 5.400      07/15/2012             15,444
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   State Public School Building Authority
                   (Chester Upland School District)                                        5.150      11/15/2026              5,180
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   State Public School Building Authority
                   (Lehigh Carbon Community College)                                       5.000      11/01/2017             35,101
-----------------------------------------------------------------------------------------------------------------------------------
          85,000   Susquehanna Area Regional Airport Authority                             5.000      01/01/2028             86,407
-----------------------------------------------------------------------------------------------------------------------------------
         140,000   Susquehanna Area Regional Airport Authority                             5.375      01/01/2018            142,020
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Susquehanna Area Regional Airport Authority
                   (Aero Harrisburg)                                                       5.500      01/01/2024            967,020
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Union County Hospital Authority
                   (United Methodist Continuing Care Services)                             6.250      04/01/2012             15,010
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Venango IDA (Boise Cascade Corp.)                                       5.900      09/01/2007              5,003
-----------------------------------------------------------------------------------------------------------------------------------
       5,680,000   Washington County Authority (Capital Projects &
                   Equipment Program)                                                      6.150      12/01/2029          6,071,068
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Washington County Hospital Authority
                   (Washington Hospital)                                                   5.125      07/01/2028             35,616
-----------------------------------------------------------------------------------------------------------------------------------
       5,250,000   Washington County Redevel. Authority (Victory Centre)                   5.450      07/01/2035          5,303,813
-----------------------------------------------------------------------------------------------------------------------------------
         750,000   Washington Township Municipal Authority                                 5.875      12/15/2023            772,988
-----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Washington Township Municipal Authority                                 6.000      12/15/2033          2,610,900
-----------------------------------------------------------------------------------------------------------------------------------
         300,000   West Shore Area Hospital Authority (Holy Spirit Hospital)               6.250      01/01/2032            315,957
-----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   Westmoreland County IDA
                   (Redstone Retirement Community)                                         5.750      01/01/2026          1,602,638
-----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Westmoreland County IDA
                   (Redstone Retirement Community)                                         5.875      01/01/2032          1,123,518
-----------------------------------------------------------------------------------------------------------------------------------
          35,000   Westmoreland County Redevel. Authority (Harmon House)                   5.400      06/20/2028             36,093
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Wilkes-Barre Finance Authority (Wilkes University)                      5.000      03/01/2027          5,014,900
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Wilkes-Barre Finance Authority (Wilkes University)                      5.000      03/01/2037          4,961,600
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   York County Hospital Authority (York Hospital)                          5.500      07/01/2008             10,012
-----------------------------------------------------------------------------------------------------------------------------------
          10,000   York County IDA (PSEG Power)                                            5.500      09/01/2020             10,355
-----------------------------------------------------------------------------------------------------------------------------------
          20,000   York Hsg. Corp. Mtg., Series A                                          6.875      11/01/2009             20,018
                                                                                                                   ----------------
                                                                                                                      1,212,120,358


                  38 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--34.4%
-----------------------------------------------------------------------------------------------------------------------------------
$      1,485,000   Guam EDA (TASC) 1                                                       5.400%     05/15/2031   $      1,498,276
-----------------------------------------------------------------------------------------------------------------------------------
       3,900,000   Guam EDA (TASC) 1                                                       5.500      05/15/2041          3,920,124
-----------------------------------------------------------------------------------------------------------------------------------
         115,000   Guam GO, Series A                                                       5.375      11/15/2013            115,086
-----------------------------------------------------------------------------------------------------------------------------------
       3,650,000   Guam GO, Series A                                                       5.400      11/15/2018          3,652,081
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Guam Government Waterworks Authority &
                   Wastewater System 1                                                     5.875      07/01/2035          2,117,840
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Guam Government Waterworks Authority &
                   Wastewater System                                                       6.000      07/01/2025            539,620
-----------------------------------------------------------------------------------------------------------------------------------
         700,000   Guam Hsg. Corp. (Single Family Mtg.) 1                                  5.750      09/01/2031            738,997
-----------------------------------------------------------------------------------------------------------------------------------
         175,000   Guam Power Authority, Series A                                          5.250      10/01/2013            175,054
-----------------------------------------------------------------------------------------------------------------------------------
         710,000   Guam Power Authority, Series A                                          5.250      10/01/2023            714,012
-----------------------------------------------------------------------------------------------------------------------------------
       9,500,000   Northern Mariana Islands Commonwealth, Series A                         6.750      10/01/2033         10,956,635
-----------------------------------------------------------------------------------------------------------------------------------
         600,000   Northern Mariana Islands Commonwealth, Series A                         6.750      10/01/2033            657,576
-----------------------------------------------------------------------------------------------------------------------------------
       9,500,000   Northern Mariana Islands Ports Authority, Series A                      5.000      06/01/2030          9,253,285
-----------------------------------------------------------------------------------------------------------------------------------
       2,725,000   Northern Mariana Islands Ports Authority, Series A                      5.500      03/15/2031          2,714,100
-----------------------------------------------------------------------------------------------------------------------------------
          60,000   Northern Mariana Islands Ports Authority, Series A                      6.000      06/01/2014             63,673
-----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   Northern Mariana Islands Ports Authority, Series A                      6.250      03/15/2028          1,957,170
-----------------------------------------------------------------------------------------------------------------------------------
       1,350,000   Northern Mariana Islands Ports Authority, Series A                      6.600      03/15/2028          1,508,112
-----------------------------------------------------------------------------------------------------------------------------------
          50,000   Puerto Rico Aqueduct & Sewer Authority                                  5.000      07/01/2019             50,825
-----------------------------------------------------------------------------------------------------------------------------------
      29,025,000   Puerto Rico Children's Trust Fund (TASC)                                5.375      05/15/2033         29,413,355
-----------------------------------------------------------------------------------------------------------------------------------
      88,630,000   Puerto Rico Children's Trust Fund (TASC)                                5.500      05/15/2039         89,381,582
-----------------------------------------------------------------------------------------------------------------------------------
      75,625,000   Puerto Rico Children's Trust Fund (TASC)                                5.625      05/15/2043         76,343,438
-----------------------------------------------------------------------------------------------------------------------------------
     355,000,000   Puerto Rico Children's Trust Fund (TASC)                                6.364 7    05/15/2050         24,718,650
-----------------------------------------------------------------------------------------------------------------------------------
      97,000,000   Puerto Rico Children's Trust Fund (TASC)                                7.013 7    05/15/2055          3,646,230
-----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2030          1,050,420
-----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Puerto Rico Commonwealth GO                                             5.250      07/01/2032          2,096,360
-----------------------------------------------------------------------------------------------------------------------------------
          15,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028             15,400
-----------------------------------------------------------------------------------------------------------------------------------
           5,000   Puerto Rico Electric Power Authority, Series DD                         5.000      07/01/2028              5,133
-----------------------------------------------------------------------------------------------------------------------------------
       2,770,000   Puerto Rico Electric Power Authority, Series TT                         5.000      07/01/2037          2,845,122
-----------------------------------------------------------------------------------------------------------------------------------
       9,800,000   Puerto Rico Electric Power Authority, Series UU 2                       4.271 3    07/01/2025          9,800,000
-----------------------------------------------------------------------------------------------------------------------------------
      31,890,000   Puerto Rico Electric Power Authority, Series UU 2                       4.291 3    07/01/2031         31,890,000
-----------------------------------------------------------------------------------------------------------------------------------
         885,000   Puerto Rico HFC, Series B                                               5.300      12/01/2028            901,665
-----------------------------------------------------------------------------------------------------------------------------------
         540,000   Puerto Rico Highway & Transportation Authority, Series A                5.000      07/01/2038            551,945
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   Puerto Rico Highway & Transportation Authority, Series A                5.000      07/01/2038             25,225
-----------------------------------------------------------------------------------------------------------------------------------
         445,000   Puerto Rico Highway & Transportation Authority, Series AA               5.000      07/01/2035            453,072
-----------------------------------------------------------------------------------------------------------------------------------
       1,075,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2033          1,095,060
-----------------------------------------------------------------------------------------------------------------------------------
       1,805,000   Puerto Rico Highway & Transportation Authority, Series G                5.000      07/01/2042          1,830,288
-----------------------------------------------------------------------------------------------------------------------------------
         620,000   Puerto Rico Highway & Transportation Authority, Series H                5.000      07/01/2028            658,905
-----------------------------------------------------------------------------------------------------------------------------------
         325,000   Puerto Rico Highway & Transportation Authority, Series H                5.000      07/01/2028            331,906
-----------------------------------------------------------------------------------------------------------------------------------
       8,855,000   Puerto Rico Highway & Transportation Authority, Series K                5.000      07/01/2030          9,072,656


                  39 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                              VALUE
          AMOUNT                                                                          COUPON        MATURITY         SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$        700,000   Puerto Rico Highway & Transportation Authority, Series M                5.000%     07/01/2037   $        718,424
-----------------------------------------------------------------------------------------------------------------------------------
       2,105,000   Puerto Rico IMEPCF (American Airlines) 1                                6.450      12/01/2025          2,137,396
-----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Puerto Rico Infrastructure                                              5.000      07/01/2037          3,072,510
-----------------------------------------------------------------------------------------------------------------------------------
      20,900,000   Puerto Rico Infrastructure 1                                            5.000      07/01/2041         21,233,773
-----------------------------------------------------------------------------------------------------------------------------------
      18,150,000   Puerto Rico Infrastructure                                              5.000      07/01/2046         18,440,400
-----------------------------------------------------------------------------------------------------------------------------------
         235,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2019            239,702
-----------------------------------------------------------------------------------------------------------------------------------
         500,000   Puerto Rico ITEMECF (Ana G. Mendez University)                          5.375      02/01/2029            508,550
-----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Puerto Rico Municipal Finance Agency, Series A                          5.250      08/01/2025          2,882,578
-----------------------------------------------------------------------------------------------------------------------------------
      24,915,000   Puerto Rico Port Authority (American Airlines), Series A 1              6.250      06/01/2026         24,961,342
-----------------------------------------------------------------------------------------------------------------------------------
       1,170,000   Puerto Rico Port Authority (American Airlines), Series A                6.300      06/01/2023          1,170,491
-----------------------------------------------------------------------------------------------------------------------------------
          95,000   Puerto Rico Port Authority, Series D                                    7.000      07/01/2014             95,377
-----------------------------------------------------------------------------------------------------------------------------------
       9,540,000   Puerto Rico Public Buildings Authority                                  5.250      07/01/2033          9,957,947
-----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Puerto Rico Sales Tax Financing Corp., Series A                         4.518 3    08/01/2057         14,988,750
-----------------------------------------------------------------------------------------------------------------------------------
         100,000   University of Puerto Rico 1                                             5.400      06/01/2009            100,133
-----------------------------------------------------------------------------------------------------------------------------------
       6,645,000   V.I. Government Refinery Facilities (Hovensa Coker) 1                   6.500      07/01/2021          7,140,185
-----------------------------------------------------------------------------------------------------------------------------------
      12,980,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan) 2             5.000      10/01/2024         13,147,050
-----------------------------------------------------------------------------------------------------------------------------------
          25,000   V.I. Public Finance Authority (Gross Receipts Taxes Loan)               5.000      10/01/2031             25,013
-----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   V.I. Public Finance Authority (Hovensa Coker)                           6.500      07/01/2021          4,268,760
-----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   V.I. Public Finance Authority (Hovensa Refinery)                        4.700      07/01/2022          7,264,350
-----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   V.I. Public Finance Authority (Hovensa Refinery)                        6.125      07/01/2022          5,403,450
-----------------------------------------------------------------------------------------------------------------------------------
      17,450,000   V.I. Tobacco Settlement Financing Corp. 1                               6.250 7    05/15/2035          3,298,748
-----------------------------------------------------------------------------------------------------------------------------------
       2,195,000   V.I. Tobacco Settlement Financing Corp.                                 6.500 7    05/15/2035            392,137
-----------------------------------------------------------------------------------------------------------------------------------
       4,150,000   V.I. Tobacco Settlement Financing Corp. 1                               6.875 7    05/15/2035            669,935
-----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   V.I. Tobacco Settlement Financing Corp. 1                               7.625 7    05/15/2035            934,780
-----------------------------------------------------------------------------------------------------------------------------------
          40,000   V.I. Tobacco Settlement Financing Corp. (TASC)                          5.000      05/15/2021             39,663
-----------------------------------------------------------------------------------------------------------------------------------
       2,235,000   V.I. Tobacco Settlement Financing Corp. (TASC) 1                        5.000      05/15/2031          2,178,660
                                                                                                                   ----------------
                                                                                                                        472,028,982

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,641,202,558)--122.9%                                                             1,684,149,340
-----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(22.9)                                                                          (313,944,099)
                                                                                                                   ----------------
NET ASSETS-100.0%                                                                                                  $  1,370,205,241
                                                                                                                   ================


                  40 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. Represents the current interest rate for a variable or increasing rate security.

4. Issue is in default. See Note 1 of accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $16,500, which represents less than 0.005% of the Fund's net assets. See Note 5 of accompanying Notes.

6. Non-income producing security.

7. Zero coupon bond reflects effective yield on the date of purchase.

8. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ARC       Assoc. of Retarded Citizens
AUS       Allegheny United Hospital
BSVHS     Baptist/St. Vincent's Health System
CCMC      Crozer-Chester Medical Center
CKHS      Crozer-Keystone Health System
COP       Certificates of Participation
CPAP      Crime Prevention Assoc. of Philadelphia
DCMH      Delaware County Memorial Hospital
DOCNHS    Daughters of Charity National Health Systems
DPH       Divine Providence Hospital
EDA       Economic Devel. Authority
EDFA      Economic Devel. Finance Authority
GIH       Germantown Interfaith Housing
GO        General Obligation
GPA       General Purpose Authority
H&EFA     Health and Educational Facilities Authority
H&HEFA    Hospitals and Higher Education Facilities Authority
HDA       Hospital Devel. Authority
HEBA      Higher Education Building Authority
HEFA      Higher Education Facilities Authority
HEHA      Higher Education and Health Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HUHS      Hehnemann University Hospital System
HW        Highlands at Wyomissing
IDA       Industrial Devel. Agency
IMEPCF    Industrial, Medical and Environmental Pollution Control Facilities
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
MAS       Mercy Adult Services
MCCC      Muhlenberg Continuing Care Center Corp.
MCMCSPA   Mercy Catholic Medical Center of Southeastern Pennsylvania
MCP       Medical College Of Pennsylvania
MHH       Mercy Haverford Hospital
MHP       Mercy Health Plan
MHSSPA    Mercy Health System of Southeastern Pennsylvania
MVH       Muncy Valley Hospital
NCPHS     North Central Pennsylvania Health System
PPAM      Philadelphia Presbytery Apartments of Morrisville
PSEG      Public Service Enterprise Group
RHMC      Reading Hospital & Medical Center
RITES     Residual Interest Tax Exempt Security
ROLs      Residual Option Longs
RR        Resource Recovery
RRDC      Residential Resources Devel. Corp.
RRSW      Residential Resources Southwest
SRHS      Sharon Regional Health System
SRPS      Sharon Regional Physicians Services
TASC      Tobacco Settlement Asset-Backed Bonds
UPMC      University of Pittsburgh Medical Center
V.I.      United States Virgin Islands
WH        Williamsport Hospital
WMHS      Western Maryland Health Systems
WVHCS     Wyoming Valley Health Care System


                  41 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                   VALUE        PERCENT
--------------------------------------------------------------------------------
Hospital/Health Care                             $   241,830,843           14.4%
Tobacco Master Settlement Agreement                  236,435,578           14.0
Water Utilities                                      138,308,119            8.2
Higher Education                                     121,771,841            7.2
Electric Utilities                                   117,002,791            6.8
Single Family Housing                                106,792,291            6.3
Adult Living Facilities                               94,060,595            5.6
Marine/Aviation Facilities                            82,041,984            4.9
General Obligation                                    80,462,997            4.8
Building Products                                     62,512,920            3.7
Special Tax                                           57,428,811            3.4
Resource Recovery                                     53,936,282            3.2
Tax Increment Financing (TIF)                         29,910,799            1.8
Airlines                                              28,269,229            1.7
Commercial Services & Supplies                        28,266,484            1.7
Sales Tax Revenue                                     28,238,266            1.7
Education                                             27,856,423            1.7
Municipal Leases                                      26,815,019            1.6
Oil, Gas & Consumable Fuels                           24,981,514            1.5
Highways/Commuter Facilities                          21,258,545            1.3
Not-for-Profit Organization                           18,467,620            1.1
Gas Utilities                                         15,887,367            0.9
Multifamily Housing                                   14,879,989            0.9
Sewer Utilities                                       10,959,277            0.7
Parking Fee Revenue                                   10,666,683            0.6
Paper, Containers & Packaging                          4,683,614            0.3
Energy Equipment & Services                              278,031            0.0
Student Housing                                          100,199            0.0
Textiles, Apparel & Luxury Goods                          25,031            0.0
Government Appropriation                                  10,215            0.0
Specialty Retail                                           5,003            0.0
Aerospace & Defense                                        4,980            0.0
                                                 -------------------------------
Total                                            $ 1,684,149,340          100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                  42 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,641,202,558)--see accompanying statement of investments     $  1,684,149,340
------------------------------------------------------------------------------------------------------------
Cash                                                                                                393,319
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                 19,431,759
Interest                                                                                         15,584,854
Shares of beneficial interest sold                                                                6,710,695
Other                                                                                                39,077
                                                                                           -----------------
Total assets                                                                                  1,726,309,044

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                  276,485,000
Payable on borrowings (See Note 6)                                                               55,800,000
Investments purchased (including $19,900,092 purchased on a when-issued basis or
forward commitment)                                                                              20,029,395
Shares of beneficial interest redeemed                                                            2,318,679
Dividends                                                                                           972,642
Distribution and service plan fees                                                                  174,256
Trustees' compensation                                                                              120,120
Interest expense on borrowings                                                                       70,879
Transfer and shareholder servicing agent fees                                                        49,016
Shareholder communications                                                                           28,229
Other                                                                                                55,587
                                                                                           -----------------
Total liabilities                                                                               356,103,803

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                 $  1,370,205,241
                                                                                           =================

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                            $  1,327,961,610
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                   554,977
------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                     (1,258,128)
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       42,946,782
                                                                                           -----------------

NET ASSETS                                                                                 $  1,370,205,241
                                                                                           =================


                  43 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-----------------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $868,070,453
and 67,994,967 shares of beneficial interest outstanding)                                                      $ 12.77
Maximum offering price per share (net asset value plus sales charge
of 4.75% of offering price)                                                                                    $ 13.41
-----------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $179,265,938 and 14,046,608
shares of beneficial interest outstanding)                                                                     $ 12.76
-----------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $322,868,850 and 25,326,008
shares of beneficial interest outstanding)                                                                     $ 12.75

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  44 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------
Interest                                                                             $ 72,120,055
--------------------------------------------------------------------------------------------------
Other income                                                                                  581
                                                                                     -------------
Total investment income                                                                72,120,636

--------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------
Management fees                                                                         5,624,125
--------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                 1,102,098
Class B                                                                                 1,737,661
Class C                                                                                 2,465,711
--------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                   268,146
Class B                                                                                   112,514
Class C                                                                                   134,242
--------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                    35,836
Class B                                                                                    13,537
Class C                                                                                    16,283
--------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)         7,443,883
--------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                            795,681
--------------------------------------------------------------------------------------------------
Trustees' compensation                                                                     72,294
--------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                28,430
--------------------------------------------------------------------------------------------------
Other                                                                                     180,316
                                                                                     -------------
Total expenses                                                                         20,030,757
Less reduction to custodian expenses                                                      (28,430)
                                                                                     -------------
Net expenses                                                                           20,002,327

--------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                  52,118,309

--------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                        2,508,336
--------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                   (7,691,060)

--------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                 $ 46,935,585
                                                                                     =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  45 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                  2007              2006
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                     $    52,118,309   $    38,755,680
------------------------------------------------------------------------------------------------------------
Net realized gain                                                               2,508,336           217,417
------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (7,691,060)       (5,353,422)
                                                                          ----------------------------------
Net increase in net assets resulting from operations                           46,935,585        33,619,675

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                       (33,867,019)      (23,712,877)
Class B                                                                        (7,292,389)       (7,996,967)
Class C                                                                       (10,350,372)       (7,208,027)
                                                                          ----------------------------------
                                                                              (51,509,780)      (38,917,871)

------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                       271,053,312       218,682,144
Class B                                                                       (17,991,036)        8,520,749
Class C                                                                       104,040,881        87,696,234
                                                                          ----------------------------------
                                                                              357,103,157       314,899,127

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total increase                                                                352,528,962       309,600,931
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,017,676,279       708,075,348
                                                                          ----------------------------------
End of period (including accumulated net investment income (loss) of
$554,977 and $(53,552), respectively)                                     $ 1,370,205,241   $ 1,017,676,279
                                                                          ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  46 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
--------------------------------------------------------------------------------------------------
Net increase in net assets from operations                                        $    46,935,585
--------------------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                                    (486,619,742)
Proceeds from disposition of investment securities                                     46,711,874
Short-term investment securities, net                                                 (62,952,446)
Premium amortization                                                                    4,207,746
Discount accretion                                                                     (2,066,209)
Net realized gain on investments                                                       (2,508,336)
Net change in unrealized appreciation on investments                                    7,691,060
Increase in interest receivable                                                        (3,383,546)
Increase in receivable for securities sold                                               (234,650)
Increase in other assets                                                                  (18,360)
Increase in payable for securities purchased                                           13,140,594
Increase in payable for accrued expenses                                                   77,959
                                                                                  ----------------
Net cash used in operating activities                                                (439,018,471)

--------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
--------------------------------------------------------------------------------------------------
Proceeds from bank borrowings                                                         386,200,000
Payments on bank borrowings                                                          (366,500,000)
Proceeds from short-term floating rate notes issued                                   113,045,000
Proceeds from shares sold                                                             496,429,414
Payment on shares redeemed                                                           (171,319,096)
Cash distributions paid                                                               (19,012,222)
                                                                                  ----------------
Net cash provided by financing activities                                             438,843,096

--------------------------------------------------------------------------------------------------
Net decrease in cash                                                                     (175,375)
--------------------------------------------------------------------------------------------------
Cash, beginning balance                                                                   568,694
                                                                                  ----------------
Cash, ending balance                                                              $       393,319
                                                                                  ================

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $32,356,532.

Cash paid for interest on bank borrowings--$805,427.

Cash paid for interest on short-term floating rate notes issued--$7,497,003.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  47 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75        $ 12.85        $ 11.76        $ 11.48       $ 11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .59 1          .62 1          .67 1          .73           .75
Net realized and unrealized gain (loss)                         .02           (.10)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .61            .52           1.77            .98           .64
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.59)          (.62)          (.68)          (.70)         (.73)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.77       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.81%          4.21%         15.43%          8.53%         5.36%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $868,070       $600,716       $384,863       $229,450      $184,638
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $747,558       $484,153       $295,002       $211,061      $172,228
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          4.57%          4.88%          5.35%          6.01%         6.11%
Expenses excluding interest and fees on
short-term floating rate notes issued                          0.74%          0.82%          0.81%          0.86%         0.86%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 1.35% 5        1.41%          1.21% 5        1.12% 5,6     1.14% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  48 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

CLASS B     YEAR ENDED JULY 31,                                2007           2006           2005           2004          2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.75       $  12.85       $  11.76       $  11.48      $  11.57
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .53 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .01           (.10)          1.11            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .50            .43           1.68            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.76       $  12.75       $  12.85       $  11.76      $  11.48
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             3.93%          3.41%         14.56%          7.71%         4.56%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $179,266       $196,704       $189,643       $157,338      $146,369
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $193,167       $193,225       $173,663       $156,689      $127,280
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.81%          4.14%          4.62%          5.26%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.52%          1.59%          1.59%          1.62%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.13% 5        2.18%          1.99% 5        1.88% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  49 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C     YEAR ENDED JULY 31,                                2007           2006           2005           2004         2003
---------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $  12.73       $  12.83       $  11.75       $  11.47      $  11.56
---------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                           .49 1          .52 1          .57 1          .63           .65
Net realized and unrealized gain (loss)                         .02           (.09)          1.10            .25          (.11)
                                                           ----------------------------------------------------------------------
Total from investment operations                                .51            .43           1.67            .88           .54
---------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                           (.49)          (.53)          (.59)          (.60)         (.63)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $  12.75       $  12.73       $  12.83       $  11.75      $  11.47
                                                           ======================================================================

---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                             4.02%          3.41%         14.48%          7.71%         4.57%
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $322,869       $220,256       $133,569        $76,489      $ 69,916
---------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $274,274       $174,354       $ 96,508        $74,956      $ 60,202
---------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                          3.80%          4.10%          4.56%          5.25%         5.34%
Expenses excluding interest and fees on
short-term floating rate notes issued                          1.50%          1.58%          1.59%          1.63%         1.63%
Interest and fees on short-term floating rate
notes issued 4                                                 0.61%          0.59%          0.40%          0.26%         0.28%
                                                           ----------------------------------------------------------------------
Total expenses                                                 2.11% 5        2.17%          1.99% 5        1.89% 5,6     1.91% 5
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                           4%            19%            14%            25%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distribuions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                  50 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Pennsylvania Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and Pennsylvania personal income taxes as is available from municipal securities, consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities)


                  51 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $19,900,092 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $78,521,833 as of July 31, 2007, which represents 4.55% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to


                  52 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $355,006,833 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $276,485,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

      PRINCIPAL                                                                            COUPON   MATURITY     VALUE AS OF
         AMOUNT   INVERSE FLOATER 1                                                       RATES 2      DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
$       775,000   Allegheny County GO RITES                                                 6.880%   11/1/26   $     733,150
      2,000,000   Bucks County IDA RITES                                                    8.656     9/1/32       2,352,480
      2,250,000   Delaware County IDA (Aqua Pennsylvania) RITES                             5.720    11/1/38       2,407,590
      2,750,000   Delaware County IDA (Aqua Pennsylvania) RITES                             5.720    11/1/37       2,957,680
      2,250,000   Delaware County IDA Water Facilities (Aqua Pennsylvania) RITES            5.720    11/1/38       2,407,590
      3,125,000   Delaware Valley Regional Finance Authority ROLs                           7.560     6/1/37       3,062,500
      2,500,000   Geisinger Authority Health System (Penn State Geisinger Health
                  System Foundation)                                                        7.700     5/1/37       2,300,000
      1,000,000   Lehigh County IDA (Pennsylvania Power & Light Company) RITES 3            5.390    2/15/27       1,039,570
      4,335,000   Lehigh County IDA Pollution Control RITES                                 4.880    2/15/27       4,449,357
      3,160,000   Luzerne County IDA ROLs                                                   8.410     9/1/34       3,468,163
      5,000,000   PA EDFA (Reliant Energy) RITES 3                                          7.540    12/1/36       5,952,450
      2,000,000   PA HFA (Single Family Mtg.) RITES                                         7.560     4/1/21       2,261,760
      2,850,000   PA HFA (Single Family Mtg.) RITES                                         7.866    10/1/22       3,048,987
      2,500,000   PA HFA (Single Family Mtg.) RITES                                         7.066    10/1/22       2,619,100
      2,500,000   PA HFA (Single Family Mtg.) RITES                                         6.866    10/1/20       2,606,450
      7,000,000   PA Reset Optional Certificates Trust II ROLs                              8.630    11/1/31       7,740,040
      2,000,000   Philadelphia Authority for Industrial Devel. Airport RITES                7.894     7/1/22       2,340,960
      3,425,000   Philadelphia Authority for Industrial Devel. RITES                        7.001    10/1/26       3,942,860
      2,000,000   Philadelphia Gas Works RITES                                              7.594     8/1/21       2,415,200


                  53 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      PRINCIPAL                                                                            COUPON   MATURITY     VALUE AS OF
         AMOUNT   INVERSE FLOATER 1                                                       RATES 2      DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
$     1,780,000   Philadelphia Gas Works RITES                                              6.990%    8/1/31   $   2,116,812
      2,250,000   Philadelphia Redevel. Authority ROLs                                      8.610    4/15/28       2,572,290
      2,000,000   Philadelphia School District GO RITES                                     9.004     8/1/22       2,649,720
      4,170,000   Puerto Rico Electric Power Authority ROLs 3                               7.930     7/1/31       4,170,000
        350,000   Southcentral General Authority ROLs                                       8.600    12/1/23         370,398
        565,000   Southcentral General Authority ROLs                                       8.570    12/1/25         588,628
        820,000   Southcentral General Authority ROLs                                       8.580    12/1/26         845,354
        500,000   Southcentral General Authority ROLs                                       8.600    12/1/27         515,460
        630,000   Southcentral General Authority ROLs                                       8.580    12/1/28         644,339
        250,000   Southcentral General Authority ROLs                                       8.600    12/1/30         252,295
      2,900,000   St. Mary's Hospital Authority RITES                                       8.820   11/15/34       2,273,600
      3,250,000   V.I. Public Finance Authority ROLs                                        8.540    10/1/24       3,417,050
                                                                                                               --------------
                                                                                                               $  78,521,833
                                                                                                               ==============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 41 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $47,520,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $985,232, representing 0.07% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                  54 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                              NET UNREALIZED
                                                                APPRECIATION
                                                            BASED ON COST OF
                                                              SECURITIES AND
    UNDISTRIBUTED    UNDISTRIBUTED          ACCUMULATED    OTHER INVESTMENTS
    NET INVESTMENT       LONG-TERM                 LOSS   FOR FEDERAL INCOME
    INCOME                    GAIN   CARRYFORWARD 1,2,3         TAX PURPOSES
    ------------------------------------------------------------------------
    $2,059,415                 $--           $1,195,731          $42,884,382

1. As of July 31, 2007, the Fund had $1,195,731 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforward was as follows:

                            EXPIRING
                            -----------------------
                            2013        $ 1,195,731

2. During the fiscal year ended July 31, 2007, the Fund utilized $1,499,106 of capital loss carryforward to offset capital gains realized in that fiscal year.

3. During the fiscal year ended July 31, 2006, the Fund utilized $526,030 of capital loss carryforward to offset capital gains realized in that fiscal year.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                             YEAR ENDED           YEAR ENDED
                                          JULY 31, 2007        JULY 31, 2006
    -------------------------------------------------------------------------
    Distributions paid from:
    Exempt-interest dividends             $  51,443,295        $  38,917,871
    Ordinary income                              66,485                   --
                                          -----------------------------------
    Total                                 $  51,509,780        $  38,917,871
                                          ===================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is


                  55 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

               Federal tax cost of securities      $1,364,958,566
                                                   ==============

               Gross unrealized appreciation       $   53,679,114
               Gross unrealized depreciation          (10,794,732)
                                                   --------------
               Net unrealized appreciation         $   42,884,382
                                                   ==============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $47,296 and payments of $27,556 were made to retired trustees, resulting in an accumulated liability of $83,079 as of July 31, 2007.

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed


                  56 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                YEAR ENDED JULY 31, 2007       YEAR ENDED JULY 31, 2006
                                SHARES            AMOUNT       SHARES            AMOUNT
----------------------------------------------------------------------------------------
CLASS A
Sold                        26,767,748   $   347,366,936   20,449,939   $   260,522,610
Dividends and/or
distributions reinvested     1,660,583        21,530,452    1,082,853        13,793,427
Redeemed                    (7,548,479)      (97,844,076)  (4,370,506)      (55,633,893)
                           -------------------------------------------------------------
Net increase                20,879,852      $271,053,312   17,162,286   $   218,682,144
                           =============================================================

----------------------------------------------------------------------------------------
CLASS B
Sold                         1,561,002   $    20,251,373    2,237,664   $    28,510,720
Dividends and/or
distributions reinvested       323,730         4,196,999      317,279         4,041,219
Redeemed                    (3,270,428)      (42,439,408)  (1,886,359)      (24,031,190)
                           -------------------------------------------------------------
Net increase (decrease)     (1,385,696)  $   (17,991,036)     668,584   $     8,520,749
                           =============================================================


                  57 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                                YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                SHARES            AMOUNT        SHARES            AMOUNT
----------------------------------------------------------------------------------------
CLASS C
Sold                        10,021,100   $   129,802,452     8,181,321   $   104,120,434
Dividends and/or
distributions reinvested       511,972         6,629,081       349,259         4,443,647
Redeemed                    (2,504,155)      (32,390,652)   (1,641,297)      (20,867,847)
                           --------------------------------------------------------------
Net increase                 8,028,917   $   104,040,881     6,889,283   $    87,696,234
                           ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                          PURCHASES           SALES
            -------------------------------------------------------
            Investment securities     $486,619,742      $46,711,874
--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                     FEE SCHEDULE
                     ----------------------------------
                     Up to $200 million           0.60%
                     Next $100 million            0.55
                     Next $200 million            0.50
                     Next $250 million            0.45
                     Next $250 million            0.40
                     Over $1 billion              0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $506,560 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to


                  58 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.15% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $4,635,279 and $3,768,072, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                        CLASS A         CLASS B         CLASS C
                        CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                      FRONT-END        DEFERRED        DEFERRED        DEFERRED
                  SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                    RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED          DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007          $917,406          $4,098        $273,902         $59,298

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.


                  59 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

      For the year ended July 31, 2007, the average daily loan balance was $14,867,671 at an average daily interest rate of 5.2864%. The Fund had borrowings outstanding of $55,800,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $386,200,000 and $366,500,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2007 was $55,800,000. The Fund paid $76,048 in fees and $805,427 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
7. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements


                  60 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                  61 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Pennsylvania Municipal Fund (one of the portfolios constituting the Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Pennsylvania Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                  62 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.87% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                  63 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                  64 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE          PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS
FUND, LENGTH OF SERVICE, AGE             HELD; NUMBER OF PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                              THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL,
TRUSTEES                                 COLORADO 80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER
                                         RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                         General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995);
Chairman of the Board                    Director of Special Value Opportunities Fund, LLC (registered investment company)
of Trustees (since 2007),                (since September 2004); Member of Zurich Financial Investment Advisory Board
Trustee (since 2005)                     (insurance) (since October 2004); Board of Governing Trustees of The Jackson
Age: 64                                  Laboratory (non-profit) (since August 1990); Trustee of the Institute for Advanced
                                         Study (non-profit educational institute) (since May 1992); Special Limited Partner of
                                         Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                         2004); Trustee of Research Foundation of AIMR (investment research, non-profit)
                                         (2000-2002); Governor, Jerome Levy Economics Institute of Bard College (economics research) (August 1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April 2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                         President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc.
Trustee (since 2007)                     (investment management company) (since January 2004); President of The Community
Age: 67                                  Reinvestment Act Qualified Investment Fund (investment management company) (since
                                         January 2004); Independent Chairman of the Board of Trustees of Quaker Investment
                                         Trust (registered investment company) (since January 2004); Director of Internet
                                         Capital Group (information technology company) (since October 2003); Chief Operating
                                         Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc.
                                         (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware
                                         Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                         Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware
                                         Investment Family of Funds (1993-2003); President and Board Member of Lincoln National
                                         Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC
                                         (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services,
                                         Inc. (registered transfer agent and investment adviser and subsidiary of Delaware
                                         Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware
                                         Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial
                                         Officer, Vice Chairman and Director of Equitable Capital Management Corporation
                                         (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                         Controller of Merrill Lynch & Company (financial services holding company)
                                         (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and
                                         Director of Corporate Taxes (1969-1972); held the following positions at Price
                                         Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior
                                         (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959).
                                         Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                         Trustee of the Committee for Economic Development (policy research foundation)
Trustee (since 2005)                     (since 2005); Director of ICI Education Foundation (education foundation) (October
Age: 66                                  1991-August 2006); President of the Investment Company Institute (trade association)
                                         (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company)
                                         (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                  65 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                         A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the
Trustee (since 1993)                     OppenheimerFunds complex.
Age: 74

PHILLIP A. GRIFFITHS,                    Distinguished Presidential Fellow for International Affairs (since 2002) and Member
Trustee (since 1999)                     (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since
Age: 68                                  2002); Director of GSI Lumonics Inc. (precision medical equipment supplier) (since
                                         2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of
                                         Science Initiative Group (since 1999); Member of the American Philosophical Society
                                         (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third
                                         World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004);
                                         Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University
                                         (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                          Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and
Trustee (since 2004)                     Senior Vice President and General Auditor of American Express Company (financial
Age: 64                                  services company) (July 1998-February 2003). Oversees 55 portfolios in the
                                         OppenheimerFunds complex.

JOEL W. MOTLEY,                          Managing Director of Public Capital Advisors, LLC (privately-held financial adviser)
Trustee (since 2002)                     (since January 2006); Director of Columbia Equity Financial Corp. (privately-held
Age: 55                                  financial adviser) (since 2002); Managing Director of Carmona Motley, Inc.
                                         (privately-held financial adviser) (since January 2002); Managing Director of Carmona
                                         Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001);
                                         Member of the Finance and Budget Committee of the Council on Foreign Relations, Member
                                         of the Investment Committee of the Episcopal Church of America, Member of the
                                         Investment Committee and Board of Human Rights Watch and the Investment Committee of
                                         Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,                Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate
Trustee (since 1989)                     governance consulting and executive recruiting) (since 1993); Life Trustee of
Age: 75                                  International House (non-profit educational organization); Former Trustee of The
                                         Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital
                                         Association. Oversees 55 portfolios in the OppenheimerFunds complex.

JOSEPH M. WIKLER,                        Director of the following medical device companies: Medintec (since 1992) and Cathco
Trustee (since 2005)                     (since 1996); Director of Lakes Environmental Association (environmental protection
Age: 66                                  organization) (since 1996); Member of the Investment Committee of the Associated
                                         Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds
                                         (1994-December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                           President of Wold Oil Properties, Inc. (oil and gas exploration and production
Trustee (since 2005)                     company) (since 1994); Vice President of American Talc Company, Inc. (talc mining
Age: 59                                  and milling) (since 1999); Vice President, Secretary and Treasurer of Wold Trona
                                         Company, Inc. (soda ash processing and production) (1996-2006); Managing Member of
                                         Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Director and Chairman of the
                                         Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of
                                         PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the
                                         OppenheimerFunds complex.


                  66 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                       THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH
AND OFFICER                              FLOOR, NEW YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE
                                         TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN
                                         INDEFINITE TERM, OR UNTIL HIS RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR.MURPHY IS
                                         AN INTERESTED TRUSTEE DUE TO HIS POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS
                                         AFFILIATES.

JOHN V. MURPHY,                          Chairman, Chief Executive Officer and Director of the Manager (since June 2001);
Trustee, President and                   President of the Manager (September 2000-March 2007); President and a director or
Principal Executive Officer              trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition
(since 2001)                             Corp. ("OAC") (the Manager's parent holding company) and of Oppenheimer Partnership
Age: 58                                  Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (since November
                                         2001); Chairman and Director of Shareholder Services, Inc. and of Shareholder
                                         Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                         2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management,
                                         Inc., Centennial Asset Management Corporation, Trinity Investment Management
                                         Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView
                                         Asset Management Corporation and OFI Private Investments, Inc. (since July 2001);
                                         President (since November 1, 2001) and Director (since July 2001) of Oppenheimer Real
                                         Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                         Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                         Acquisition Corporation (holding company parent of Babson Capital Management LLC)
                                         (since June 1995); Member of the Investment Company Institute's Board of Governors
                                         (since October 3, 2003); Chief Operating Officer of the Manager (September 2000-June
                                         2001); President and Trustee of MML Series Investment Fund and MassMutual Select Funds
                                         (open-end investment companies) (November 1999-November 2001); Director of C.M. Life
                                         Insurance Company (September 1999-August 2000); President, Chief Executive Officer and
                                         Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                         Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of
                                         Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the
                                         OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS OF                        THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK,
THE FUND                                 GILLESPIE AND MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK,
                                         NEW YORK 10281-1008, FOR MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES,
                                         6803 S. TUCSON WAY, CENTENNIAL, COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN,
                                         COTTIER AND WILLIS, 350 LINDEN OAKS, ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES
                                         FOR AN INDEFINITE TERM OR UNTIL HIS OR HER RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,                      Senior Vice President of the Manager and Chairman of the Rochester Division of the
Vice President and Senior                Manager (since January 1996). Chief Strategist, a Senior Portfolio Manager, an officer
Portfolio Manager                        and a trader for the Fund and other Oppenheimer funds.
(since 1999)
Age: 58

DANIEL G. LOUGHRAN,                      Senior Vice President of the Manager (since April 2007); Vice President of the Manager
Vice President and Senior                (April 2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team
Portfolio Manager                        leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other
(since 2005)                             Oppenheimer funds.
Age: 43


                  67 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SCOTT S. COTTIER,                        Vice President of the Manager (since September 2002). Portfolio Manager and trader at
Vice President (since 2005)              Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer
and Senior Portfolio Manager             and a trader for the Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY E. WILLIS,                          Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with
Vice President (since 2005)              the Manager (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to
and Senior Portfolio Manager             2003). Senior Portfolio Manager, an officer and a trader for the Fund and other
(since 2006)                             Oppenheimer funds.
Age: 34

MARK S. VANDEHEY,                        Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds
Vice President and Chief                 Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since
Compliance Officer                       March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                             Management Corporation and Shareholder Services, Inc. (June 1983-February 2004).
Age: 57                                  Former Vice President and Director of Internal Audit of the Manager (1997-February
                                         2004). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN W. WIXTED,                         Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of
Treasurer and Principal                  the following: HarbourView Asset Management Corporation, Shareholder Financial
Financial & Accounting                   Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc.
Officer (since 1999)                     and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private
Age: 47                                  Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. (since May
                                         2000), OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc.
                                         (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000);
                                         Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset
                                         Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program
                                         (April 2000-June 2003); Principal and Chief Operating Officer of Bankers Trust
                                         Company-Mutual Fund Services Division (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                       Vice President of the Manager (since February 2007); Assistant Vice President of the
Assistant Treasurer                      Manager (August 2002-February 2007); Manager/Financial Product Accounting of the
(since 2004)                             Manager (November 1998-July 2002). An officer of 102 portfolios in the
Age: 37                                  OppenheimerFunds complex.

BRIAN C. SZILAGYI,                       Assistant Vice President of the Manager (since July 2004); Director of Financial
Assistant Treasurer                      Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of
(since 2005)                             Compliance of Berger Financial Group LLC (May 2001-March 2003); Director of Mutual
Age: 37                                  Fund Operations at American Data Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                          Executive Vice President (since January 2004) and General Counsel (since March 2002)
Vice President and                       of the Manager; General Counsel and Director of the Distributor (since December 2001);
Secretary                                General Counsel of Centennial Asset Management Corporation (since December 2001);
(since 2001)                             Senior Vice President and General Counsel of HarbourView Asset Management Corporation
Age: 59                                  (since December 2001); Secretary and General Counsel of OAC (since November 2001);
                                         Assistant Secretary (since September 1997) and Director (since November 2001) of
                                         OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and
                                         Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of
                                         Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice


                  68 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND

ROBERT G. ZACK,                          President, General Counsel and Director of Shareholder Financial Services, Inc. and
Continued                                Shareholder Services, Inc. (since December 2001); Senior Vice President, General
                                         Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since
                                         November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003);
                                         Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                         (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December
                                         2003); Senior Vice President (May 1985-December 2003), Acting General Counsel
                                         (November 2001-February 2002) and Associate General Counsel (May 1981-October 2001) of
                                         the Manager; Assistant Secretary of the following: Shareholder Services, Inc. (May
                                         1985-November 2001), Shareholder Financial Services, Inc. (November 1989-November
                                         2001), and OppenheimerFunds International Ltd. (September 1997-November 2001). An
                                         officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                       Vice President and Associate Counsel of the Manager (since May 2004); First Vice
Assistant Secretary                      President (April 2001-April 2004), Associate General Counsel (December 2000-April
(since 2004)                             2004), Corporate Vice President (May 1999-April 2001) and Assistant General Counsel
Age: 39                                  (May 1999-December 2000) of UBS Financial Services Inc. (formerly, PaineWebber
                                         Incorporated). An officer of 102 portfolios in the OppenheimerFunds complex.

PHILLIP S. GILLESPIE,                    Senior Vice President and Deputy General Counsel of the Manager (since September
Assistant Secretary                      2004); First Vice President (2000-September 2004), Director (2000-September 2004) and
(since 2004)                             Vice President (1998-2000) of Merrill Lynch Investment Management. An officer of 102
Age: 43                                  portfolios in the OppenheimerFunds complex.

KATHLEEN T. IVES,                        Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since
Assistant Secretary                      October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary
(since 2001)                             (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset
Age: 41                                  Management Corporation (since October 2003); Vice President and Assistant Secretary of
                                         Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds
                                         Legacy Program and Shareholder Financial Services, Inc. (since December 2001);
                                         Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                  69 | OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND




OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        14.9%
--------------------------------------------------------------------------------
Hospital/Health Care                                                       12.7
--------------------------------------------------------------------------------
General Obligation                                                          9.5
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  7.9
--------------------------------------------------------------------------------
Education                                                                   7.9
--------------------------------------------------------------------------------
Highways/Commuter Facilities                                                6.7
--------------------------------------------------------------------------------
Airlines                                                                    6.2
--------------------------------------------------------------------------------
Electric Utilities                                                          5.4
--------------------------------------------------------------------------------
Higher Education                                                            4.6
--------------------------------------------------------------------------------
Sales Tax Revenue                                                           3.7

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        25.6%
--------------------------------------------------------------------------------
AA                                                                         14.0
--------------------------------------------------------------------------------
A                                                                          11.5
--------------------------------------------------------------------------------
BBB                                                                        35.1
--------------------------------------------------------------------------------
BB or lower                                                                13.8

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 10.35% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                   15 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer New Jersey Municipal Fund distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, Oppenheimer New Jersey Municipal Fund's Class A shares provided a distribution yield of 4.40% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 3.89% among the 50 funds in its New Jersey Municipal Debt Funds category as of the same date. 1

      Tax-free income generated more than 85% of the Fund's total return for the reporting period, providing significant benefit to our yield-oriented investors; price appreciation contributed the balance. The Fund's Class A shares generated a 1-year total return of 5.13% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund was ranked in the top 5% among funds in its Lipper category in total return for periods of 1, 3, 5 and 10 years. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Throughout this reporting period, the monthly dividend for Class A shares held steady at 4.4 cents per share. We believe this demonstrates the benefits of investing with seasoned fund managers who are skilled at finding bonds with generous yields even in challenging credit markets. In all, the Fund distributed
52.8 cents per Class A share in the reporting period ended July 31, 2007, including a small amount of taxable income.

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for about 15% of Fund investments and comprised the Fund's largest industry category.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer New Jersey Municipal Fund 2nd among 45 funds for the past year, 1st among 44 funds for the past 3 years, 1st among 42 funds for the past 5 years and 1st among 37 funds for the past 10 years in its New Jersey Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. Past performance is no guarantee of future results.


                   16 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      The Fund's airline-backed bonds also provided a positive total return this reporting period. The Fund's holdings in this sector totaled 6.2% of the overall portfolio as of July 31, 2007, with bonds backed by Continental Airlines representing the biggest share. The airline cited strong growth in the trans-Atlantic market as a contributing factor to its profitability in the second quarter. Continental also reported ongoing improvements in fuel efficiency as well as success in using hedging strategies based on anticipated fuel requirements. The Fund investments in American Airlines also contributed positively to total return this reporting period. In recent quarters, the airline has reported improvements in passenger traffic, revenues per seat mile and debt reduction. The second quarter of 2007 was the carrier's fifth consecutive profitable quarter. Overall, we believe this sector will continue to provide significant benefit to the Fund, especially if the improving world economy creates the expected gains in passenger travel and pricing flexibility.

      Credit spreads were relatively stable this reporting period. AAA- and AA-rated securities continued to represent a significant share of the Fund's market value as of July 31, 2007, as Fund managers scoured the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, more than 85% of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was A.


                   17 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

      The Fund secured a favorable outcome regarding bonds that were issued to finance cogeneration facilities owned and operated by Calpine Corporation. A 2005 bankruptcy filing had created some uncertainty about Calpine's ability to make its scheduled principal and interest payments on Port Authority of NY/NJ
(KIAC), the high-yielding, tax-exempt bonds this Fund owns. In fact, Calpine made timely payments and, when it announced plans to emerge from bankruptcy before the end of 2007, the company affirmed the lease on its facilities, thereby erasing any lingering concerns. These holdings demonstrate the strengths of our in-house credit research team, whose focused analysis of this debt made us confident that a good outcome would be attained.

      Including the effects of leverage, the Fund increased its position this reporting period in municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. Most of the Fund's new investments in these bonds were PLNs (percentage of LIBOR notes), which are designed to have minimal (if any) reaction to interest rate fluctuations. Additionally, PLNs reset quarterly and, to the benefit of the Fund, these "inverse floaters" offered yields that were higher than market averages during this reporting period.

      In contrast, our small position in bonds issued by the New Jersey Health Care Facilities Financing Authority on behalf of Pascack Valley Hospital was an underperformer this reporting period. The hospital, a 291-bed facility in Westwood, New Jersey, is the flagship medical center of the Well Care Group, a non-profit healthcare organization providing medical services for residents of Bergen and Rockland counties. Prices of the bonds held by the Fund fell sharply this reporting period after S&P and Fitch issued downgrades. In the fourth quarter of 2006, both ratings organizations expressed concerns about the hospital's debt-service coverage and long-term viability. The hospital then entered into a "memorandum of understanding" with Hackensack University Medical Center, which said it wished to explore the financial and operational synergies that could be created were it to assume control of the hospital. As of July 31, 2007, no decision had been reached. In the interim, all scheduled payments of interest and principal have been made. At the end of this reporting period, the holdings affected represented less than 1% of the Fund's market value.

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could


                   18 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                   19 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer New Jersey Municipal Fund (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer New
                           Jersey Municipal              Lehman Brothers
                            Fund (Class A)           Municipal Bond Index

07/31/1997                      $ 9,525                     $10,000
10/31/1997                      $ 9,597                     $10,088
01/31/1998                      $ 9,933                     $10,402
04/30/1998                      $ 9,855                     $10,367
07/31/1998                      $10,093                     $10,599
10/31/1998                      $10,361                     $10,897
01/31/1999                      $10,571                     $11,093
04/30/1999                      $10,544                     $11,087
07/31/1999                      $10,251                     $10,904
10/31/1999                      $ 9,651                     $10,704
01/31/2000                      $ 9,479                     $10,691
04/30/2000                      $ 9,712                     $10,986
07/31/2000                      $ 9,998                     $11,374
10/31/2000                      $10,175                     $11,615
01/31/2001                      $10,596                     $12,111
04/30/2001                      $10,596                     $12,125
07/31/2001                      $11,039                     $12,521
10/31/2001                      $11,203                     $12,835
01/31/2002                      $11,141                     $12,825
04/30/2002                      $11,322                     $12,974
07/31/2002                      $11,678                     $13,361
10/31/2002                      $11,459                     $13,588
01/31/2003                      $11,557                     $13,782
04/30/2003                      $11,624                     $14,076
07/31/2003                      $11,820                     $13,842
10/31/2003                      $12,339                     $14,283
01/31/2004                      $13,085                     $14,635
04/30/2004                      $12,807                     $14,453
07/31/2004                      $12,840                     $14,643
10/31/2004                      $13,568                     $15,145
01/31/2005                      $14,177                     $15,346
04/30/2005                      $14,605                     $15,438
07/31/2005                      $15,210                     $15,573
10/31/2005                      $15,016                     $15,529
01/31/2006                      $15,412                     $15,780
04/30/2006                      $15,537                     $15,771
07/31/2006                      $15,809                     $15,970
10/31/2006                      $16,400                     $16,422
01/31/2007                      $16,539                     $16,458
04/30/2007                      $16,810                     $16,683
07/31/2007                      $16,619                     $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   0.13%     5-Year   6.27%     10-Year   5.21%


                   20 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer New Jersey Municipal Fund (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer New
                           Jersey Municipal             Lehman Brothers
                            Fund (Class B)           Municipal Bond Index

07/31/1997                      $10,000                     $10,000
10/31/1997                      $10,056                     $10,088
01/31/1998                      $10,398                     $10,402
04/30/1998                      $10,289                     $10,367
07/31/1998                      $10,525                     $10,599
10/31/1998                      $10,784                     $10,897
01/31/1999                      $10,973                     $11,093
04/30/1999                      $10,925                     $11,087
07/31/1999                      $10,610                     $10,904
10/31/1999                      $ 9,980                     $10,704
01/31/2000                      $ 9,774                     $10,691
04/30/2000                      $ 9,995                     $10,986
07/31/2000                      $10,280                     $11,374
10/31/2000                      $10,442                     $11,615
01/31/2001                      $10,853                     $12,111
04/30/2001                      $10,834                     $12,125
07/31/2001                      $11,265                     $12,521
10/31/2001                      $11,411                     $12,835
01/31/2002                      $11,326                     $12,825
04/30/2002                      $11,488                     $12,974
07/31/2002                      $11,827                     $13,361
10/31/2002                      $11,583                     $13,588
01/31/2003                      $11,660                     $13,782
04/30/2003                      $11,706                     $14,076
07/31/2003                      $11,888                     $13,842
10/31/2003                      $12,410                     $14,283
01/31/2004                      $13,160                     $14,635
04/30/2004                      $12,881                     $14,453
07/31/2004                      $12,914                     $14,643
10/31/2004                      $13,646                     $15,145
01/31/2005                      $14,259                     $15,346
04/30/2005                      $14,689                     $15,438
07/31/2005                      $15,298                     $15,573
10/31/2005                      $15,102                     $15,529
01/31/2006                      $15,501                     $15,780
04/30/2006                      $15,627                     $15,771
07/31/2006                      $15,900                     $15,970
10/31/2006                      $16,494                     $16,422
01/31/2007                      $16,634                     $16,458
04/30/2007                      $16,907                     $16,683
07/31/2007                      $16,716                     $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -0.70%     5-Year   6.18%     10-Year   5.27%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 23 FOR FURTHER INFORMATION.


                   21 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer New Jersey Municipal Fund (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                           Oppenheimer New
                           Jersey Municipal             Lehman Brothers
                            Fund (Class C)           Municipal Bond Index

07/31/1997                      $10,000                     $10,000
10/31/1997                      $10,056                     $10,088
01/31/1998                      $10,398                     $10,402
04/30/1998                      $10,288                     $10,367
07/31/1998                      $10,524                     $10,599
10/31/1998                      $10,783                     $10,897
01/31/1999                      $10,973                     $11,093
04/30/1999                      $10,924                     $11,087
07/31/1999                      $10,609                     $10,904
10/31/1999                      $ 9,969                     $10,704
01/31/2000                      $ 9,774                     $10,691
04/30/2000                      $ 9,995                     $10,986
07/31/2000                      $10,270                     $11,374
10/31/2000                      $10,431                     $11,615
01/31/2001                      $10,843                     $12,111
04/30/2001                      $10,834                     $12,125
07/31/2001                      $11,255                     $12,521
10/31/2001                      $11,401                     $12,835
01/31/2002                      $11,326                     $12,825
04/30/2002                      $11,488                     $12,974
07/31/2002                      $11,817                     $13,361
10/31/2002                      $11,583                     $13,588
01/31/2003                      $11,660                     $13,782
04/30/2003                      $11,695                     $14,076
07/31/2003                      $11,870                     $13,842
10/31/2003                      $12,378                     $14,283
01/31/2004                      $13,101                     $14,635
04/30/2004                      $12,800                     $14,453
07/31/2004                      $12,809                     $14,643
10/31/2004                      $13,509                     $15,145
01/31/2005                      $14,088                     $15,346
04/30/2005                      $14,473                     $15,438
07/31/2005                      $15,056                     $15,573
10/31/2005                      $14,835                     $15,529
01/31/2006                      $15,197                     $15,780
04/30/2006                      $15,292                     $15,771
07/31/2006                      $15,529                     $15,970
10/31/2006                      $16,078                     $16,422
01/31/2007                      $16,184                     $16,458
04/30/2007                      $16,418                     $16,683
07/31/2007                      $16,200                     $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   3.33%     5-Year   6.51%     10-Year   4.94%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 23 FOR FURTHER INFORMATION.


                   22 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER NEW JERSEY MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 3/1/94. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   23 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                   24 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------

                                 BEGINNING          ENDING             EXPENSES
                                 ACCOUNT            ACCOUNT            PAID DURING
                                 VALUE              VALUE              6 MONTHS ENDED
                                 (2/1/07)           (7/31/07)          JULY 31, 2007
--------------------------------------------------------------------------------------------
Class A Actual                   $  1,000.00        $  1,004.80        $   7.18
--------------------------------------------------------------------------------------------
Class A Hypothetical                1,000.00           1,017.65            7.23
--------------------------------------------------------------------------------------------
Class B Actual                      1,000.00           1,000.90           11.17
--------------------------------------------------------------------------------------------
Class B Hypothetical                1,000.00           1,013.69           11.25
--------------------------------------------------------------------------------------------
Class C Actual                      1,000.00           1,001.00           10.97
--------------------------------------------------------------------------------------------
Class C Hypothetical                1,000.00           1,013.88           11.04

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS              EXPENSE RATIOS
---------------------------------
Class A                 1.44%
---------------------------------
Class B                 2.24
---------------------------------
Class C                 2.20

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                   25 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--120.0%
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY--83.5%
$      25,000   Asbury Park Board of Education                                 5.600%    02/01/2017   $       25,037
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Bayonne Redevel. Agency                                        5.000     04/11/2009        1,006,950
--------------------------------------------------------------------------------------------------------------------
       10,000   Bergen County HDC                                              6.750     10/01/2018           10,111
--------------------------------------------------------------------------------------------------------------------
       20,000   Bergen County HDC (Park Ridge)                                 5.950     07/01/2025           20,883
--------------------------------------------------------------------------------------------------------------------
       15,000   Bergen County Utilities Authority                              5.000     12/15/2013           15,214
--------------------------------------------------------------------------------------------------------------------
       75,000   Bergen County Utilities Authority                              5.500     12/15/2016           75,103
--------------------------------------------------------------------------------------------------------------------
       25,000   Berkeley HFC (Bayville Hsg.)                                   5.750     08/01/2014           25,538
--------------------------------------------------------------------------------------------------------------------
       95,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                           7.500     12/01/2009           96,242
--------------------------------------------------------------------------------------------------------------------
      100,000   Camden County PCFA (Camden County Energy
                Recovery Associates)                                           7.500     12/01/2010          101,307
--------------------------------------------------------------------------------------------------------------------
      100,000   Delaware River Port Authority PA/NJ                            5.400     01/01/2011          100,649
--------------------------------------------------------------------------------------------------------------------
    1,565,000   Delaware River Port Authority PA/NJ                            5.400     01/01/2016        1,575,173
--------------------------------------------------------------------------------------------------------------------
    9,265,000   Delaware River Port Authority PA/NJ                            5.500     01/01/2026        9,331,801
--------------------------------------------------------------------------------------------------------------------
    2,510,000   Essex County Improvement Authority (Airport)                   5.125     10/01/2021        2,603,472
--------------------------------------------------------------------------------------------------------------------
      300,000   Essex County Improvement Authority (Consolidation)             5.125     10/01/2022          317,955
--------------------------------------------------------------------------------------------------------------------
       20,000   Essex County Improvement Authority (Sportsplex)                5.625     10/01/2023           20,237
--------------------------------------------------------------------------------------------------------------------
      105,000   Essex County Improvement Authority (Sportsplex)                5.625     10/01/2027          106,247
--------------------------------------------------------------------------------------------------------------------
    2,000,000   Garden State Preservation Trust (Open Space &
                Farmland Preservation)                                         5.800     11/01/2023        2,242,060
--------------------------------------------------------------------------------------------------------------------
    1,315,000   Gloucester County HDC (Colonial Park)                          6.200     09/15/2011        1,328,268
--------------------------------------------------------------------------------------------------------------------
        5,000   Gloucester County Utilities Authority                          5.125     01/01/2013            5,005
--------------------------------------------------------------------------------------------------------------------
       25,000   Haledon School District                                        5.625     02/01/2009           25,036
--------------------------------------------------------------------------------------------------------------------
      510,000   Higher Education Student Assistance Authority
                (Student Loan)                                                 6.000     06/01/2015          523,668
--------------------------------------------------------------------------------------------------------------------
    3,755,000   Hudson County Solid Waste Improvement Authority
                (Koppers Site)                                                 6.125     01/01/2029        3,801,149
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Hudson County Solid Waste Improvement Authority,
                Series 1                                                       6.000     01/01/2029        1,010,350
--------------------------------------------------------------------------------------------------------------------
       25,000   Hudson County Utilities System
                (Harrison Franchise Acquisition)                               5.350     01/01/2027           25,505
--------------------------------------------------------------------------------------------------------------------
       10,000   Jackson Township Municipal Utilities Authority                 5.500     12/01/2015           10,253
--------------------------------------------------------------------------------------------------------------------
      100,000   Lacey Municipal Utilities Authority                            5.200     12/01/2024          102,359
--------------------------------------------------------------------------------------------------------------------
       75,000   Mercer County Improvement Authority
                (Ewing Board of Education)                                     5.000     11/15/2016           76,127
--------------------------------------------------------------------------------------------------------------------
       45,000   Mercer County Improvement Authority (Solid Waste)              5.750     09/15/2016           46,000
--------------------------------------------------------------------------------------------------------------------
       45,000   Middlesex County Improvement Authority
                (Edison Township)                                              5.650     09/15/2011           45,098
--------------------------------------------------------------------------------------------------------------------
      875,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel) 1                                      5.000     01/01/2015          878,456


                   26 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     500,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                        5.000%    01/01/2020   $      494,290
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel)                                        5.000     01/01/2032        1,510,471
--------------------------------------------------------------------------------------------------------------------
    1,100,000   Middlesex County Improvement Authority
                (Heldrich Center Hotel) 1                                      5.125     01/01/2037        1,096,634
--------------------------------------------------------------------------------------------------------------------
      975,000   Middlesex County Improvement Authority
                (Skyline Tower Urban Renewal Associates)                       5.350     07/01/2034        1,007,214
--------------------------------------------------------------------------------------------------------------------
       20,000   Middlesex County Improvement Authority
                (South Plainfield Urban Renewal)                               5.500     09/01/2030           20,659
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Middlesex County Pollution Control Authority
                (Amerada Hess Corp.)                                           6.050     09/15/2034        2,660,125
--------------------------------------------------------------------------------------------------------------------
       45,000   Monmouth County Improvement Authority                          5.000     02/01/2013           45,043
--------------------------------------------------------------------------------------------------------------------
       15,000   Monmouth County Improvement Authority                          5.450     07/15/2013           15,169
--------------------------------------------------------------------------------------------------------------------
       10,000   Morristown GO                                                  5.300     03/01/2021           10,012
--------------------------------------------------------------------------------------------------------------------
       35,000   New Brunswick Hsg. & Urban Devel. Authority                    5.500     08/01/2011           35,048
--------------------------------------------------------------------------------------------------------------------
       65,000   New Brunswick Hsg. & Urban Devel. Authority                    5.750     07/01/2024           65,177
--------------------------------------------------------------------------------------------------------------------
       50,000   Newark Hsg. Authority (Lock Street Urban Renewal
                Partnership)                                                   6.400     01/20/2034           52,094
--------------------------------------------------------------------------------------------------------------------
       50,000   Newark Hsg. Finance Corp. (Section 8 Assisted Hsg.)            7.300     04/01/2020           51,116
--------------------------------------------------------------------------------------------------------------------
    1,680,000   NJ EDA (American Airlines)                                     7.100     11/01/2031        1,683,478
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Anheuser-Busch Companies)                              4.950     03/01/2047        2,957,310
--------------------------------------------------------------------------------------------------------------------
    2,065,000   NJ EDA (Applewood Estates) 1                                   5.000     10/01/2025        2,089,016
--------------------------------------------------------------------------------------------------------------------
    8,060,000   NJ EDA (Applewood Estates)                                     5.000     10/01/2035        8,072,815
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Bristol Glen)                                          5.750     07/01/2029           50,531
--------------------------------------------------------------------------------------------------------------------
    1,690,000   NJ EDA (Cadbury at Cherry Hill)                                4.600     07/01/2027        1,691,622
--------------------------------------------------------------------------------------------------------------------
      130,000   NJ EDA (Cadbury at Cherry Hill)                                5.500     07/01/2018          133,297
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cadbury at Cherry Hill)                                5.500     07/01/2028           25,456
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Cascade Corp.)                                         8.250     02/01/2026           25,018
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ EDA (Cigarette Tax) 1                                       5.500     06/15/2031        3,139,020
--------------------------------------------------------------------------------------------------------------------
      200,000   NJ EDA (Cigarette Tax)                                         5.625     06/15/2017          200,222
--------------------------------------------------------------------------------------------------------------------
    1,500,000   NJ EDA (Cigarette Tax)                                         5.750     06/15/2029        1,598,565
--------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (Cigarette Tax)                                         5.750     06/15/2034       10,608,800
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Consumers New Jersey Water Company)                    5.100     09/01/2032           25,569
--------------------------------------------------------------------------------------------------------------------
      530,000   NJ EDA (Continental Airlines)                                  5.500     04/01/2028          517,243
--------------------------------------------------------------------------------------------------------------------
   15,785,000   NJ EDA (Continental Airlines)                                  6.250     09/15/2019       16,244,817
--------------------------------------------------------------------------------------------------------------------
    4,250,000   NJ EDA (Continental Airlines)                                  6.250     09/15/2029        4,373,803
--------------------------------------------------------------------------------------------------------------------
    5,855,000   NJ EDA (Continental Airlines) 1                                6.400     09/15/2023        6,014,256
--------------------------------------------------------------------------------------------------------------------
    3,590,000   NJ EDA (Continental Airlines)                                  6.625     09/15/2012        3,780,126
--------------------------------------------------------------------------------------------------------------------
   11,210,000   NJ EDA (Continental Airlines)                                  7.000     11/15/2030       11,844,374
--------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA (Continental Airlines)                                  9.000     06/01/2033        4,205,005


                   27 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   5,000,000   NJ EDA (Converted Organics of Woodbridge)                      8.000%    08/01/2027   $    4,876,650
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ EDA (Courthouse Convalescent Center)                        8.700     02/01/2014          100,122
--------------------------------------------------------------------------------------------------------------------
    3,100,000   NJ EDA (Cranes Mill)                                           5.100     06/01/2027        3,074,952
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ EDA (Dept. of Human Services)                               5.000     07/01/2022           71,696
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (Dept. of Human Services)                               6.250     07/01/2024          149,338
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (Devereux Foundation)                                   5.450     05/01/2027          116,278
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ EDA (Eastern Shore)                                         8.000     02/01/2011           50,035
--------------------------------------------------------------------------------------------------------------------
    1,075,000   NJ EDA (Elizabethtown Water Company)                           5.600     12/01/2025        1,079,730
--------------------------------------------------------------------------------------------------------------------
    3,800,000   NJ EDA (Empowerment Zone-Cumberland)                           7.750     08/01/2021        3,643,098
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (Fellowship Village)                                    5.500     01/01/2018           20,306
--------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (General Motors Corp.)                                  5.350     04/01/2009          243,802
--------------------------------------------------------------------------------------------------------------------
    6,000,000   NJ EDA (GMT Realty)                                            6.875     01/01/2037        6,302,160
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (Greater New York Councils Boy Scouts
                of America)                                                    5.450     09/01/2023           25,104
--------------------------------------------------------------------------------------------------------------------
      320,000   NJ EDA (Hackensack Water Company)                              5.800     03/01/2024          320,963
--------------------------------------------------------------------------------------------------------------------
      170,000   NJ EDA (Hackensack Water Company)                              5.900     03/01/2024          170,269
--------------------------------------------------------------------------------------------------------------------
    4,300,000   NJ EDA (JVG Properties)                                        5.375     03/01/2019        4,373,659
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA (Kapkowski Road Landfill)                               6.500     04/01/2031        2,897,950
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (Kullman Associates)                                    6.125     06/01/2018           41,997
--------------------------------------------------------------------------------------------------------------------
      125,000   NJ EDA (Kullman Associates)                                    6.750     07/01/2019          117,268
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ EDA (Leisure Park)                                          5.875     12/01/2027          161,650
--------------------------------------------------------------------------------------------------------------------
    8,680,000   NJ EDA (Liberty Street Park) 2                                 5.000     03/01/2027        9,003,938
--------------------------------------------------------------------------------------------------------------------
      810,000   NJ EDA (Lions Gate)                                            5.750     01/01/2025          823,883
--------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ EDA (Lions Gate)                                            5.875     01/01/2037        1,372,357
--------------------------------------------------------------------------------------------------------------------
    1,860,000   NJ EDA (Lutheran Social Ministries at Crane's Mill)            5.000     06/01/2015        1,885,742
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (Manchester Manor)                                      6.700     08/01/2022           30,106
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ EDA (Marcus L. Ward Home)                                   5.750     11/01/2024        1,037,360
--------------------------------------------------------------------------------------------------------------------
    1,200,000   NJ EDA (Marcus L. Ward Home)                                   5.800     11/01/2031        1,244,748
--------------------------------------------------------------------------------------------------------------------
    2,380,000   NJ EDA (Masonic Charity Foundation of New Jersey)              5.500     06/01/2031        2,506,378
--------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ EDA (Masonic Charity Foundation of New Jersey)              5.875     06/01/2018        1,340,550
--------------------------------------------------------------------------------------------------------------------
    1,750,000   NJ EDA (Masonic Charity Foundation of New Jersey)              6.000     06/01/2025        1,887,270
--------------------------------------------------------------------------------------------------------------------
      245,000   NJ EDA (Middlesex Water Company)                               5.200     10/01/2022          245,502
--------------------------------------------------------------------------------------------------------------------
      350,000   NJ EDA (Middlesex Water Company)                               5.250     10/01/2023          350,210
--------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (Middlesex Water Company)                               5.250     02/01/2029          650,358
--------------------------------------------------------------------------------------------------------------------
      720,000   NJ EDA (Middlesex Water Company)                               5.350     02/01/2038          734,947
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ EDA (New Jersey American Water Company)                     5.250     11/01/2032            5,183
--------------------------------------------------------------------------------------------------------------------
    1,770,000   NJ EDA (New Jersey American Water Company)                     5.250     07/01/2038        1,812,392
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ EDA (New Jersey American Water Company)                     5.350     06/01/2023          140,162
--------------------------------------------------------------------------------------------------------------------
      255,000   NJ EDA (New Jersey American Water Company)                     5.350     06/01/2023          255,296
--------------------------------------------------------------------------------------------------------------------
      900,000   NJ EDA (New Jersey American Water Company)                     5.375     05/01/2032          924,345


                   28 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     565,000   NJ EDA (New Jersey American Water Company)                     5.500%    06/01/2023   $      565,497
--------------------------------------------------------------------------------------------------------------------
    1,465,000   NJ EDA (New Jersey American Water Company)                     5.950     11/01/2029        1,471,358
--------------------------------------------------------------------------------------------------------------------
      735,000   NJ EDA (New Jersey American Water Company)                     6.000     05/01/2036          738,741
--------------------------------------------------------------------------------------------------------------------
    6,690,000   NJ EDA (New Jersey American Water Company)                     6.875     11/01/2034        6,766,400
--------------------------------------------------------------------------------------------------------------------
      120,000   NJ EDA (New Jersey Natural Gas Company)                        5.000     12/01/2038          121,747
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ EDA (New Jersey Transit Corp.)                              5.700     12/15/2013           25,038
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ EDA (New Jersey Transit Corp.)                              5.750     12/15/2017           30,047
--------------------------------------------------------------------------------------------------------------------
      400,000   NJ EDA (Newark Downtown District Management Corp.)             5.125     06/15/2027          403,060
--------------------------------------------------------------------------------------------------------------------
      700,000   NJ EDA (Newark Downtown District Management Corp.)             5.125     06/15/2037          698,894
--------------------------------------------------------------------------------------------------------------------
    2,630,000   NJ EDA (Nui Corp.)                                             5.250     11/01/2033        2,631,710
--------------------------------------------------------------------------------------------------------------------
    2,495,000   NJ EDA (Nui Corp.)                                             5.250     11/01/2033        2,522,245
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (Pingry School)                                         5.000     11/01/2038        7,747,520
--------------------------------------------------------------------------------------------------------------------
    5,775,000   NJ EDA (Public Service Electric & Gas) 1                       6.400     05/01/2032        5,821,027
--------------------------------------------------------------------------------------------------------------------
      240,000   NJ EDA (Reformed Church Ministries to the Aging
                The Particulare Synod Mid-Atlantics)                           5.375     12/01/2018          244,632
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ EDA (School Facilities Construction) 2                      5.000     09/01/2024        8,492,280
--------------------------------------------------------------------------------------------------------------------
   10,000,000   NJ EDA (School Facilities Construction) 2                      5.000     09/01/2036       10,395,550
--------------------------------------------------------------------------------------------------------------------
   18,080,000   NJ EDA (School Facilities Construction) 2                      5.125     03/01/2028       18,827,970
--------------------------------------------------------------------------------------------------------------------
   36,180,000   NJ EDA (School Facilities Construction) 2                      5.125     03/01/2030       37,653,250
--------------------------------------------------------------------------------------------------------------------
    3,250,000   NJ EDA (School Facilities Construction) 1                      5.000     09/01/2030        3,357,868
--------------------------------------------------------------------------------------------------------------------
    4,430,000   NJ EDA (School Facilities Construction)                        5.125     03/01/2030        4,610,390
--------------------------------------------------------------------------------------------------------------------
    1,215,000   NJ EDA (St. Francis Life Care Corp.)                           5.700     10/01/2017        1,234,161
--------------------------------------------------------------------------------------------------------------------
    2,130,000   NJ EDA (St. Francis Life Care Corp.)                           5.750     10/01/2023        2,163,377
--------------------------------------------------------------------------------------------------------------------
    4,250,000   NJ EDA (Stevens Institute of Technology) 3                     5.000     07/01/2034        4,259,690
--------------------------------------------------------------------------------------------------------------------
      480,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2019          486,845
--------------------------------------------------------------------------------------------------------------------
      510,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2020          517,176
--------------------------------------------------------------------------------------------------------------------
      545,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2021          552,559
--------------------------------------------------------------------------------------------------------------------
      575,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2022          582,918
--------------------------------------------------------------------------------------------------------------------
      610,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2023          618,308
--------------------------------------------------------------------------------------------------------------------
      650,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2024          658,795
--------------------------------------------------------------------------------------------------------------------
      690,000   NJ EDA (The Gill/St. Bernards School)                          6.000     02/01/2025          699,260
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ EDA (The Presbyterian Home at Montgomery)                   6.375     11/01/2031          120,778
--------------------------------------------------------------------------------------------------------------------
    3,770,000   NJ EDA (Trigen-Trenton District Energy Company)                6.200     12/01/2010        3,803,968
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ EDA (United Methodist Homes of New Jersey)                  5.125     07/01/2018           19,582
--------------------------------------------------------------------------------------------------------------------
    2,370,000   NJ EDA (United Methodist Homes of New Jersey)                  5.125     07/01/2025        2,283,803
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ EDA (United Methodist Homes of New Jersey)                  7.200     07/01/2010           45,076
--------------------------------------------------------------------------------------------------------------------
      595,000   NJ EDA (United Water New Jersey)                               5.000     11/01/2028          603,235
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ EDA Retirement Community (Seabrook Village)                 5.250     11/15/2026        2,502,525
--------------------------------------------------------------------------------------------------------------------
    3,500,000   NJ EDA Retirement Community (Seabrook Village)                 5.250     11/15/2036        3,476,900


                   29 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      90,000   NJ Educational Facilities Authority
                (Beth Medrash Govoha America)                                  6.375%    07/01/2030   $       94,544
--------------------------------------------------------------------------------------------------------------------
      625,000   NJ Educational Facilities Authority
                (Fairleigh Dickinson University), Series D                     5.250     07/01/2032          634,488
--------------------------------------------------------------------------------------------------------------------
   15,000,000   NJ Educational Facilities Authority
                (Fairleigh Dickinson University), Series D                     6.000     07/01/2025       16,120,500
--------------------------------------------------------------------------------------------------------------------
    3,540,000   NJ Educational Facilities Authority
                (Georgian Court College) 1                                     6.500     07/01/2033        4,012,979
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority
                (Institute for Advance Study)                                  5.000     07/01/2021            5,046
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ Educational Facilities Authority (Monmouth University)      5.625     07/01/2013          160,149
--------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Educational Facilities Authority (Monmouth University)      5.800     07/01/2022        2,041,600
--------------------------------------------------------------------------------------------------------------------
      810,000   NJ Educational Facilities Authority
                (Montclaire State University)                                  5.000     07/01/2024          852,517
--------------------------------------------------------------------------------------------------------------------
    1,590,000   NJ Educational Facilities Authority
                (Montclaire State University)                                  5.000     07/01/2031        1,662,663
--------------------------------------------------------------------------------------------------------------------
    4,500,000   NJ Educational Facilities Authority (Rider University)         5.000     07/01/2037        4,504,680
--------------------------------------------------------------------------------------------------------------------
      280,000   NJ Educational Facilities Authority (St. Peter's College)      5.500     07/01/2027          282,761
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Educational Facilities Authority
                (Stevens Institute of Technology)                              5.000     07/01/2018            5,105
--------------------------------------------------------------------------------------------------------------------
    1,345,000   NJ Educational Facilities Authority
                (Stevens Institute of Technology)                              5.250     07/01/2032        1,436,769
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.125     12/01/2011           25,108
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.125     12/01/2012           50,216
--------------------------------------------------------------------------------------------------------------------
      175,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2013          175,828
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2014          100,473
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2015           20,095
--------------------------------------------------------------------------------------------------------------------
      705,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2021          708,229
--------------------------------------------------------------------------------------------------------------------
      355,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2021          356,637
--------------------------------------------------------------------------------------------------------------------
      190,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2025          190,760
--------------------------------------------------------------------------------------------------------------------
      115,000   NJ Educational Facilities Authority
                (University of Medicine & Dentistry)                           5.250     12/01/2025          115,460
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Environmental Infrastructure                                5.000     09/01/2020           82,503
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Allegany Health System Obligated Group)                       5.200     07/01/2018           10,283


                   30 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$  11,240,000   NJ Health Care Facilities Financing Authority
                (Atlanticare Regional Medical Center)                          5.000%    07/01/2037   $   11,283,162
--------------------------------------------------------------------------------------------------------------------
      475,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.150     07/01/2020          480,344
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.375     07/01/2025          756,780
--------------------------------------------------------------------------------------------------------------------
      500,000   NJ Health Care Facilities Financing Authority
                (Avalon at Hillsborough)                                       6.625     07/01/2035          505,270
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.250     07/01/2017          152,024
--------------------------------------------------------------------------------------------------------------------
      160,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.250     07/01/2027          160,846
--------------------------------------------------------------------------------------------------------------------
      110,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.375     07/01/2033          111,832
--------------------------------------------------------------------------------------------------------------------
    4,145,000   NJ Health Care Facilities Financing Authority
                (Capital Health System)                                        5.750     07/01/2023        4,346,654
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East)                                         5.375     11/15/2033           75,043
--------------------------------------------------------------------------------------------------------------------
   39,600,000   NJ Health Care Facilities Financing Authority
                (Catholic Health East/Mercy Medical/Mcauley Center
                Obligated Group) 2                                             4.391     11/15/2033       38,693,160
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Children's Specialized Hospital)                              5.500     07/01/2036        1,028,690
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Chilton Memorial Hospital)                                    5.000     07/01/2013           70,370
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (CMC/KMCC Obligated Group)                                     5.500     07/01/2027           25,529
--------------------------------------------------------------------------------------------------------------------
      140,000   NJ Health Care Facilities Financing Authority
                (CMMC/CMHS Obligated Group)                                    5.000     07/01/2025          141,198
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Columbus Hospital)                                            7.500     07/01/2021        1,014,780
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (CoMC/KMCC Obligated Group)                                    5.500     07/01/2017           51,058
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (Community Hospital Group/Hartwyck at Oak Tree
                Obligated Group)                                               5.000     07/01/2025           10,182
--------------------------------------------------------------------------------------------------------------------
      150,000   NJ Health Care Facilities Financing Authority
                (Englewood Hospital & Medical Center)                          5.250     08/01/2025          156,831
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority
                (Englewood Hospital & Medical Center) 2                        5.250     08/01/2025        8,364,280
--------------------------------------------------------------------------------------------------------------------
    7,480,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000     09/15/2026        7,760,163
--------------------------------------------------------------------------------------------------------------------
    4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000     09/15/2027        4,149,820


                   31 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$   4,000,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital) 2                        5.000%    09/15/2028   $    4,149,820
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Health Care Facilities Financing Authority
                (Greystone Park Psychiatric Hospital)                          5.000     09/15/2026           15,572
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Health Care Facilities Financing Authority
                (Hackensack University Medical Center)                         5.000     01/01/2028           40,467
--------------------------------------------------------------------------------------------------------------------
      750,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                       5.300     11/01/2026          748,680
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (Hebrew Old Age Center of Atlantic City)                       5.375     11/01/2036          998,450
--------------------------------------------------------------------------------------------------------------------
    1,260,000   NJ Health Care Facilities Financing Authority
                (Holy Name Hospital)                                           5.000     07/01/2036        1,232,608
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Health Care Facilities Financing Authority
                (Hunterdon Medical Center)                                     5.125     07/01/2035        2,536,525
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Health Care Facilities Financing Authority
                (KMH/UMC/KSC Obligated Group)                                  5.125     07/01/2027          101,082
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority
                (Ocean Nursing Pavilion/Meridian Hospitals Corp.)              5.250     07/01/2019           46,490
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Health Care Facilities Financing Authority
                (ONP/MHC Obligated Group)                                      5.375     07/01/2024           25,817
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                     5.200     07/01/2019           50,631
--------------------------------------------------------------------------------------------------------------------
      165,000   NJ Health Care Facilities Financing Authority
                (Palisades Medical Center)                                     5.250     07/01/2028          166,544
--------------------------------------------------------------------------------------------------------------------
    1,430,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               5.125     07/01/2018        1,146,874
--------------------------------------------------------------------------------------------------------------------
    5,755,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               5.125     07/01/2028        4,618,388
--------------------------------------------------------------------------------------------------------------------
      135,000   NJ Health Care Facilities Financing Authority
                (Pascack Valley Hospital Assoc.)                               6.625     07/01/2036          108,300
--------------------------------------------------------------------------------------------------------------------
    1,300,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                   7.250     07/01/2014        1,339,000
--------------------------------------------------------------------------------------------------------------------
    9,830,000   NJ Health Care Facilities Financing Authority
                (Raritan Bay Medical Center)                                   7.250     07/01/2027       10,124,900
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Health Care Facilities Financing Authority
                (RWJ Health Care Corp/RWJ Hospital at Hamilton
                Obligated Group)                                               5.000     07/01/2025        1,011,360
--------------------------------------------------------------------------------------------------------------------
    8,000,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.000     07/01/2035        8,012,640
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.600     07/01/2015           51,825
--------------------------------------------------------------------------------------------------------------------
    1,100,000   NJ Health Care Facilities Financing Authority
                (RWJ University Hospital)                                      5.750     07/01/2025        1,143,087


                   32 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      25,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                               5.375%    07/01/2025   $       25,881
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority
                (Society of the Valley Hospital)                               5.500     07/01/2020           20,820
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Health Care Facilities Financing Authority
                (Somerset Medical Center)                                      5.500     07/01/2033           71,429
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital System)                                 6.000     07/01/2032           21,792
--------------------------------------------------------------------------------------------------------------------
      250,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital)                                        5.000     07/01/2036          246,415
--------------------------------------------------------------------------------------------------------------------
    2,505,000   NJ Health Care Facilities Financing Authority
                (South Jersey Hospital)                                        5.000     07/01/2046        2,434,234
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority (St. Barnabas)   5.000     07/01/2024            5,133
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Health Care Facilities Financing Authority (St. Barnabas)   5.000     07/01/2024           45,880
--------------------------------------------------------------------------------------------------------------------
    4,845,000   NJ Health Care Facilities Financing Authority
                (St. Clare's Hospital)                                         5.250     07/01/2021        5,013,606
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       5.700     07/01/2011           10,113
--------------------------------------------------------------------------------------------------------------------
      265,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       5.750     07/01/2016          267,968
--------------------------------------------------------------------------------------------------------------------
      800,000   NJ Health Care Facilities Financing Authority
                (St. Joseph's Hospital & Medical Center)                       6.000     07/01/2026          809,296
--------------------------------------------------------------------------------------------------------------------
       75,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2010           75,060
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2012            5,004
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2013           30,024
--------------------------------------------------------------------------------------------------------------------
      305,000   NJ Health Care Facilities Financing Authority
                (St. Peter's Hospital)                                         5.000     07/01/2021          307,123
--------------------------------------------------------------------------------------------------------------------
    1,025,000   NJ Health Care Facilities Financing Authority
                (St. Peter's University Hospital/Margaret McLaughlin
                McCarrick Care Center Obligated Group)                         6.875     07/01/2030        1,085,906
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (The Medical Center at Princeton)                              5.000     07/01/2028           50,874
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (THGS/THGSF Obligated Group)                                   5.200     07/01/2031           51,241
--------------------------------------------------------------------------------------------------------------------
    2,000,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital)                                            5.250     07/01/2030        2,043,340
--------------------------------------------------------------------------------------------------------------------
    5,880,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)             5.250     07/01/2030        5,860,302
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Health Care Facilities Financing Authority
                (Trinitas Hospital/Marillac Corp. Obligated Group)             7.400     07/01/2020           55,160


                   33 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      15,000   NJ HFA                                                         5.250%    11/01/2015   $       15,012
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ HFA                                                         5.375     11/01/2008           45,045
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Higher Education Assistance Authority (Student Loans)       5.250     06/01/2018           10,041
--------------------------------------------------------------------------------------------------------------------
       30,000   NJ Higher Education Assistance Authority (Student Loans)       5.300     06/01/2017           30,271
--------------------------------------------------------------------------------------------------------------------
       45,000   NJ Higher Education Assistance Authority (Student Loans)       5.800     06/01/2016           45,347
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority (Student Loans)       5.900     07/01/2009           25,197
--------------------------------------------------------------------------------------------------------------------
        5,000   NJ Higher Education Assistance Authority (Student Loans)       6.000     07/01/2011            5,042
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Higher Education Assistance Authority (Student Loans)       6.000     07/01/2012           25,038
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Higher Education Assistance Authority (Student Loans)       6.125     07/01/2015           20,057
--------------------------------------------------------------------------------------------------------------------
       85,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.150     10/01/2018           86,961
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.250     10/01/2018           10,146
--------------------------------------------------------------------------------------------------------------------
      515,000   NJ Hsg. & Mortgage Finance Agency (Homebuyer)                  5.400     10/01/2020          523,740
--------------------------------------------------------------------------------------------------------------------
    1,460,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.650     11/01/2026        1,460,423
--------------------------------------------------------------------------------------------------------------------
    1,300,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.800     11/01/2036        1,298,895
--------------------------------------------------------------------------------------------------------------------
    2,285,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              4.900     11/01/2026        2,280,590
--------------------------------------------------------------------------------------------------------------------
    1,000,000   NJ Hsg. & Mortgage Finance Agency (Multifamily) 1              5.000     11/01/2036          994,590
--------------------------------------------------------------------------------------------------------------------
      255,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.150     11/01/2030          256,316
--------------------------------------------------------------------------------------------------------------------
       70,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.400     11/01/2017           71,245
--------------------------------------------------------------------------------------------------------------------
      135,000   NJ Hsg. & Mortgage Finance Agency (Multifamily)                5.400     11/01/2028          137,290
--------------------------------------------------------------------------------------------------------------------
   15,000,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.550     10/01/2022       14,483,850
--------------------------------------------------------------------------------------------------------------------
    3,150,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.700     10/01/2037        2,972,057
--------------------------------------------------------------------------------------------------------------------
    1,250,000   NJ Hsg. & Mortgage Finance Agency (Single Family Hsg.)         4.800     10/01/2047        1,178,000
--------------------------------------------------------------------------------------------------------------------
    2,500,000   NJ Hsg. & Mortgage Finance Agency, Series A                    4.850     11/01/2039        2,410,225
--------------------------------------------------------------------------------------------------------------------
    2,150,000   NJ Hsg. & Mortgage Finance Agency, Series A                    4.950     11/01/2048        2,073,374
--------------------------------------------------------------------------------------------------------------------
       40,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.050     11/01/2018           40,521
--------------------------------------------------------------------------------------------------------------------
       25,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.050     05/01/2034           25,028
--------------------------------------------------------------------------------------------------------------------
      210,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.550     05/01/2027          213,828
--------------------------------------------------------------------------------------------------------------------
    2,435,000   NJ Hsg. & Mortgage Finance Agency, Series A                    5.650     05/01/2040        2,479,877
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Hsg. & Mortgage Finance Agency, Series A1                   6.250     05/01/2020           10,302
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Hsg. & Mortgage Finance Agency, Series B                    5.850     11/01/2012           15,615
--------------------------------------------------------------------------------------------------------------------
       50,000   NJ Hsg. & Mortgage Finance Agency, Series B                    6.150     11/01/2020           51,805
--------------------------------------------------------------------------------------------------------------------
       20,000   NJ Hsg. & Mortgage Finance Agency, Series BB                   5.300     04/01/2017           20,195
--------------------------------------------------------------------------------------------------------------------
      100,000   NJ Hsg. & Mortgage Finance Agency, Series E1                   5.750     05/01/2025          102,977
--------------------------------------------------------------------------------------------------------------------
    1,395,000   NJ Hsg. & Mortgage Finance Agency, Series M                    4.875     10/01/2026        1,388,025
--------------------------------------------------------------------------------------------------------------------
    2,165,000   NJ Hsg. & Mortgage Finance Agency, Series M 1                  5.000     10/01/2036        2,153,331
--------------------------------------------------------------------------------------------------------------------
       55,000   NJ Hsg. & Mortgage Finance Agency, Series T                    5.600     04/01/2017           55,939
--------------------------------------------------------------------------------------------------------------------
       80,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.550     10/01/2011           81,321
--------------------------------------------------------------------------------------------------------------------
    1,335,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.750     04/01/2018        1,356,814
--------------------------------------------------------------------------------------------------------------------
      390,000   NJ Hsg. & Mortgage Finance Agency, Series U                    5.850     04/01/2029          396,111


                   34 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$      65,000   NJ Hsg. & Mortgage Finance Agency, Series V                    5.250%    04/01/2026   $       66,103
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Sports & Exposition Authority, Series A                     5.000     01/01/2010           10,010
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Sports & Exposition Authority, Series A                     5.125     01/01/2016           15,015
--------------------------------------------------------------------------------------------------------------------
      235,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2020          235,247
--------------------------------------------------------------------------------------------------------------------
      565,000   NJ Sports & Exposition Authority, Series A                     5.200     01/01/2024          565,571
--------------------------------------------------------------------------------------------------------------------
    3,000,000   NJ Tobacco Settlement Financing Corp.                          4.625     06/01/2026        2,695,920
--------------------------------------------------------------------------------------------------------------------
   25,500,000   NJ Tobacco Settlement Financing Corp.                          4.750     06/01/2034       22,848,255
--------------------------------------------------------------------------------------------------------------------
  274,050,000   NJ Tobacco Settlement Financing Corp.                          5.648 4   06/01/2041       40,551,179
--------------------------------------------------------------------------------------------------------------------
  200,000,000   NJ Tobacco Settlement Financing Corp.                          5.800 4   06/01/2041       28,760,000
--------------------------------------------------------------------------------------------------------------------
       10,000   NJ Tobacco Settlement Financing Corp. (TASC)                   5.750     06/01/2016           10,828
--------------------------------------------------------------------------------------------------------------------
   11,100,000   NJ Tobacco Settlement Financing Corp. (TASC)                   5.750     06/01/2032       11,882,439
--------------------------------------------------------------------------------------------------------------------
   27,150,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.125     06/01/2042       29,842,466
--------------------------------------------------------------------------------------------------------------------
    3,945,000   NJ Tobacco Settlement Financing Corp. (TASC)                   6.250     06/01/2043        4,421,438
--------------------------------------------------------------------------------------------------------------------
       15,000   NJ Wastewater Treatment                                        5.200     09/01/2010           15,016
--------------------------------------------------------------------------------------------------------------------
       55,000   Pleasantville School District COP                              5.500     10/01/2013           55,150
--------------------------------------------------------------------------------------------------------------------
       20,000   Pompton Lakes School District                                  5.500     08/01/2009           20,026
--------------------------------------------------------------------------------------------------------------------
    1,535,000   Port Authority NY/NJ (JFK International Air Terminal)          5.750     12/01/2022        1,573,651
--------------------------------------------------------------------------------------------------------------------
    5,310,000   Port Authority NY/NJ (JFK International Air Terminal)          5.750     12/01/2025        5,338,940
--------------------------------------------------------------------------------------------------------------------
    3,535,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2011        3,569,784
--------------------------------------------------------------------------------------------------------------------
    3,165,000   Port Authority NY/NJ (KIAC)                                    6.750     10/01/2019        3,197,188
--------------------------------------------------------------------------------------------------------------------
      100,000   Port Authority NY/NJ (KIAC)                                    7.000     10/01/2007          100,201
--------------------------------------------------------------------------------------------------------------------
       30,000   Port Authority NY/NJ, 111th Series                             5.000     10/01/2032           30,344
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 116th Series                             5.000     10/01/2016           25,047
--------------------------------------------------------------------------------------------------------------------
       40,000   Port Authority NY/NJ, 117th Series                             5.125     11/15/2013           40,912
--------------------------------------------------------------------------------------------------------------------
    7,530,000   Port Authority NY/NJ, 120th Series                             5.750     10/15/2012        7,632,107
--------------------------------------------------------------------------------------------------------------------
       25,000   Port Authority NY/NJ, 122nd Series                             5.125     01/15/2036           25,316
--------------------------------------------------------------------------------------------------------------------
       20,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2022           20,332
--------------------------------------------------------------------------------------------------------------------
      310,000   Port Authority NY/NJ, 124th Series                             5.000     08/01/2031          313,178
--------------------------------------------------------------------------------------------------------------------
    6,595,000   Port Authority NY/NJ, 126th Series                             5.250     05/15/2037        6,835,718
--------------------------------------------------------------------------------------------------------------------
    9,235,000   Port Authority NY/NJ, 127th Series 2                           5.250     12/15/2032        9,587,757
--------------------------------------------------------------------------------------------------------------------
    1,105,000   Port Authority NY/NJ, 134th Series                             5.000     07/15/2034        1,141,509
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 135th Series                             5.000     03/15/2039        1,031,960
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Port Authority NY/NJ, 140th Series                             5.000     12/01/2034        1,037,300
--------------------------------------------------------------------------------------------------------------------
   15,720,000   Port Authority NY/NJ, 141st Series 2                           5.000     09/01/2024       16,214,866
--------------------------------------------------------------------------------------------------------------------
   10,500,000   Port Authority NY/NJ, 143rd Series                             5.000     10/01/2030       10,774,050
--------------------------------------------------------------------------------------------------------------------
       65,000   Readington-Lebanon Sewage Authority                            5.250     01/01/2013           65,075
--------------------------------------------------------------------------------------------------------------------
       50,000   Riverside Township GO                                          5.300     12/01/2007           50,049
--------------------------------------------------------------------------------------------------------------------
       20,000   Riverside Township GO                                          5.450     12/01/2010           20,021
--------------------------------------------------------------------------------------------------------------------
       40,000   Salem County IPCFA (Atlantic City Electric Company)            5.600     11/01/2025           40,042


                   35 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
NEW JERSEY Continued
$     185,000   Salem County IPCFA (Atlantic City Electric Company)            5.600%    11/01/2025   $      187,492
--------------------------------------------------------------------------------------------------------------------
    1,175,000   Salem County IPCFA (Public Service Electric & Gas)             5.200     03/01/2025        1,175,658
--------------------------------------------------------------------------------------------------------------------
    3,505,000   Salem County IPCFA (Public Service Electric & Gas)             5.450     02/01/2032        3,526,030
--------------------------------------------------------------------------------------------------------------------
    1,440,000   Salem County IPCFA (Public Service Electric & Gas)             5.750     04/01/2031        1,473,854
--------------------------------------------------------------------------------------------------------------------
    1,525,000   South Jersey Port Corp.                                        5.200     01/01/2023        1,558,764
--------------------------------------------------------------------------------------------------------------------
      200,000   South Jersey Port Corp.                                        5.250     01/01/2030          205,134
--------------------------------------------------------------------------------------------------------------------
    3,980,000   Union County Improvement Authority
                (Juvenile Detention Center)                                    5.500     05/01/2034        4,316,788
--------------------------------------------------------------------------------------------------------------------
       65,000   Union County Improvement Authority (Linden Airport)            5.000     03/01/2028           65,783
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028           50,503
--------------------------------------------------------------------------------------------------------------------
      415,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028          419,175
--------------------------------------------------------------------------------------------------------------------
       50,000   Union County Utilities Authority (County Deficiency)           5.000     06/15/2028           50,563
--------------------------------------------------------------------------------------------------------------------
       15,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.000     06/01/2016           15,227
--------------------------------------------------------------------------------------------------------------------
    1,580,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.000     06/01/2023        1,597,980
--------------------------------------------------------------------------------------------------------------------
      140,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.350     06/01/2023          142,464
--------------------------------------------------------------------------------------------------------------------
    9,445,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2013        9,643,534
--------------------------------------------------------------------------------------------------------------------
      135,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2017          137,431
--------------------------------------------------------------------------------------------------------------------
      145,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2018          147,611
--------------------------------------------------------------------------------------------------------------------
      225,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2019          229,052
--------------------------------------------------------------------------------------------------------------------
       60,000   Union County Utilities Authority (Ogden Martin
                Systems of Union)                                              5.375     06/01/2020           61,081
--------------------------------------------------------------------------------------------------------------------
       10,000   University of Medicine & Dentistry of NJ COP                   6.750     12/01/2009           10,103
                                                                                                        ------------
                                                                                                         747,454,330

--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--36.5%
    2,740,000   Guam Education Financing Foundation COP                        5.000     10/01/2023        2,831,406
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Guam Government Waterworks Authority &
                Wastewater System                                              5.875     07/01/2035        2,647,300
--------------------------------------------------------------------------------------------------------------------
    3,900,000   Guam Government Waterworks Authority &
                Wastewater System                                              6.000     07/01/2025        4,209,036
--------------------------------------------------------------------------------------------------------------------
       50,000   Guam Power Authority, Series A                                 5.125     10/01/2029           50,432
--------------------------------------------------------------------------------------------------------------------
    4,700,000   Northern Mariana Islands Commonwealth, Series A                6.750     10/01/2033        5,420,651
--------------------------------------------------------------------------------------------------------------------
      300,000   Northern Mariana Islands Commonwealth, Series A                6.750     10/01/2033          328,788
--------------------------------------------------------------------------------------------------------------------
    4,650,000   Northern Mariana Islands Ports Authority, Series A             5.000     06/01/2030        4,529,240
--------------------------------------------------------------------------------------------------------------------
    1,250,000   Northern Mariana Islands Ports Authority, Series A             5.500     03/15/2031        1,245,000


                   36 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$   3,310,000   Northern Mariana Islands Ports Authority, Series A             6.250%    03/15/2028   $    3,313,674
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Aqueduct & Sewer Authority                         5.000     07/01/2019        5,082,450
--------------------------------------------------------------------------------------------------------------------
    5,200,000   Puerto Rico Children's Trust Fund (TASC)                       5.500     05/15/2039        5,244,096
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Children's Trust Fund (TASC)                       5.625     05/15/2043        3,028,500
--------------------------------------------------------------------------------------------------------------------
   94,000,000   Puerto Rico Children's Trust Fund (TASC)                       6.316 4   05/15/2050        6,545,220
--------------------------------------------------------------------------------------------------------------------
   26,000,000   Puerto Rico Children's Trust Fund (TASC)                       7.031 4   05/15/2055          977,340
--------------------------------------------------------------------------------------------------------------------
      350,000   Puerto Rico Commonwealth GO 1                                  5.000     07/01/2025          358,096
--------------------------------------------------------------------------------------------------------------------
       50,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2026           50,504
--------------------------------------------------------------------------------------------------------------------
   12,015,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2027       12,245,448
--------------------------------------------------------------------------------------------------------------------
   12,750,000   Puerto Rico Commonwealth GO                                    5.000     07/01/2035       13,039,553
--------------------------------------------------------------------------------------------------------------------
    3,170,000   Puerto Rico Commonwealth GO                                    5.125     07/01/2031        3,230,610
--------------------------------------------------------------------------------------------------------------------
    1,750,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2022        1,846,110
--------------------------------------------------------------------------------------------------------------------
   16,035,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2025       16,879,563
--------------------------------------------------------------------------------------------------------------------
    2,250,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2026        2,368,508
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2030        2,626,050
--------------------------------------------------------------------------------------------------------------------
    2,500,000   Puerto Rico Commonwealth GO                                    5.250     07/01/2032        2,620,450
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2032        3,083,760
--------------------------------------------------------------------------------------------------------------------
    3,000,000   Puerto Rico Electric Power Authority, Series TT                5.000     07/01/2037        3,081,360
--------------------------------------------------------------------------------------------------------------------
   20,500,000   Puerto Rico Electric Power Authority, Series UU 2              4.291 5   07/01/2031       20,374,950
--------------------------------------------------------------------------------------------------------------------
    6,200,000   Puerto Rico Electric Power Authority, Series UU                4.271 5   07/01/2025        6,162,180
--------------------------------------------------------------------------------------------------------------------
      885,000   Puerto Rico HFC, Series B                                      5.300     12/01/2028          901,665
--------------------------------------------------------------------------------------------------------------------
      810,000   Puerto Rico Highway & Transportation Authority, Series G       5.000     07/01/2042          821,348
--------------------------------------------------------------------------------------------------------------------
    4,000,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2027        4,106,360
--------------------------------------------------------------------------------------------------------------------
    5,145,000   Puerto Rico Highway & Transportation Authority, Series K       5.000     07/01/2030        5,271,464
--------------------------------------------------------------------------------------------------------------------
      450,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2037          461,844
--------------------------------------------------------------------------------------------------------------------
   20,100,000   Puerto Rico Highway & Transportation Authority, Series M       5.000     07/01/2046       20,449,941
--------------------------------------------------------------------------------------------------------------------
   21,000,000   Puerto Rico Highway & Transportation Authority, Series N 2     4.120 5   07/01/2045       20,874,000
--------------------------------------------------------------------------------------------------------------------
   20,000,000   Puerto Rico Highway & Transportation Authority, Series N       4.121 5   07/01/2045       19,880,000
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2027        1,029,320
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        5,103,000
--------------------------------------------------------------------------------------------------------------------
    5,000,000   Puerto Rico Infrastructure                                     5.000     07/01/2037        5,120,850
--------------------------------------------------------------------------------------------------------------------
    9,750,000   Puerto Rico Infrastructure                                     5.000     07/01/2041        9,905,708
--------------------------------------------------------------------------------------------------------------------
      530,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.000     03/01/2036          531,813
--------------------------------------------------------------------------------------------------------------------
      100,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2019          102,001
--------------------------------------------------------------------------------------------------------------------
      555,000   Puerto Rico ITEMECF (Ana G. Mendez University)                 5.375     02/01/2029          564,491
--------------------------------------------------------------------------------------------------------------------
    1,710,000   Puerto Rico ITEMECF (Cogeneration Facilities)                  6.625     06/01/2026        1,829,495
--------------------------------------------------------------------------------------------------------------------
      205,000   Puerto Rico ITEMECF (Dr. Pila Hospital)                        6.250     08/01/2032          205,349
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico ITEMECF (Polytechnic University)                   5.000     08/01/2032        1,020,150
--------------------------------------------------------------------------------------------------------------------
      265,000   Puerto Rico ITEMECF (SEAM/Hospital Espanol Auxillio
                Obligated Group)                                               6.250     07/01/2024          266,746


                   37 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                  VALUE
       AMOUNT                                                                 COUPON       MATURITY       SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS Continued
$     500,000   Puerto Rico Municipal Finance Agency, Series A                 5.250%    08/01/2024   $      524,105
--------------------------------------------------------------------------------------------------------------------
    3,250,000   Puerto Rico Municipal Finance Agency, Series A                 5.250     08/01/2025        3,406,683
--------------------------------------------------------------------------------------------------------------------
   15,965,000   Puerto Rico Port Authority (American Airlines), Series A       6.250     06/01/2026       15,994,695
--------------------------------------------------------------------------------------------------------------------
    1,985,000   Puerto Rico Port Authority (American Airlines), Series A       6.300     06/01/2023        1,985,834
--------------------------------------------------------------------------------------------------------------------
       55,000   Puerto Rico Port Authority, Series D                           6.000     07/01/2021           55,135
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2029       10,480,500
--------------------------------------------------------------------------------------------------------------------
   16,545,000   Puerto Rico Public Buildings Authority                         5.250     07/01/2033       17,269,836
--------------------------------------------------------------------------------------------------------------------
    1,000,000   Puerto Rico Public Buildings Authority, Series D               5.125     07/01/2024        1,027,920
--------------------------------------------------------------------------------------------------------------------
    1,530,000   Puerto Rico Public Buildings Authority, Series D               5.250     07/01/2036        1,579,021
--------------------------------------------------------------------------------------------------------------------
   10,000,000   Puerto Rico Sales Tax Financing Corp., Series A 2              4.518 5   08/01/2057        9,992,500
--------------------------------------------------------------------------------------------------------------------
    9,000,000   Puerto Rico Sales Tax Financing Corp., Series A                5.250     08/01/2057        9,438,930
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of Puerto Rico                                      5.000     06/01/2025        1,028,340
--------------------------------------------------------------------------------------------------------------------
    3,350,000   University of Puerto Rico                                      5.000     06/01/2025        3,444,939
--------------------------------------------------------------------------------------------------------------------
    3,000,000   University of Puerto Rico, Series Q                            5.000     06/01/2030        3,076,260
--------------------------------------------------------------------------------------------------------------------
      150,000   University of V.I., Series A                                   5.250     12/01/2023          154,401
--------------------------------------------------------------------------------------------------------------------
      710,000   University of V.I., Series A                                   5.375     06/01/2034          730,079
--------------------------------------------------------------------------------------------------------------------
    1,000,000   University of V.I., Series A                                   6.000     12/01/2024        1,047,640
--------------------------------------------------------------------------------------------------------------------
       40,000   University of V.I., Series A                                   6.250     12/01/2029           42,115
--------------------------------------------------------------------------------------------------------------------
       60,000   V.I. HFA, Series A                                             6.500     03/01/2025           60,043
--------------------------------------------------------------------------------------------------------------------
    5,000,000   V.I. Public Finance Authority (Hovensa Coker) 1                6.500     07/01/2021        5,335,950
--------------------------------------------------------------------------------------------------------------------
    1,515,000   V.I. Public Finance Authority, Series A                        6.375     10/01/2019        1,628,428
--------------------------------------------------------------------------------------------------------------------
      325,000   V.I. Public Finance Authority, Series E                        5.875     10/01/2018          334,341
--------------------------------------------------------------------------------------------------------------------
    2,500,000   V.I. Public Finance Authority, Series E                        6.000     10/01/2022        2,570,750
--------------------------------------------------------------------------------------------------------------------
   11,100,000   V.I. Tobacco Settlement Financing Corp.                        6.216 4   05/15/2035        2,098,322
--------------------------------------------------------------------------------------------------------------------
    1,100,000   V.I. Tobacco Settlement Financing Corp.                        6.500 4   05/15/2035          196,515
--------------------------------------------------------------------------------------------------------------------
    2,050,000   V.I. Tobacco Settlement Financing Corp.                        6.875 4   05/15/2035          330,932
--------------------------------------------------------------------------------------------------------------------
    3,100,000   V.I. Tobacco Settlement Financing Corp.                        7.625 4   05/15/2035          413,974
--------------------------------------------------------------------------------------------------------------------
      290,000   V.I. Water & Power Authority                                   5.300     07/01/2018          292,987
--------------------------------------------------------------------------------------------------------------------
      175,000   V.I. Water & Power Authority                                   5.300     07/01/2021          176,141
                                                                                                      --------------
                                                                                                         326,583,136

--------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,058,833,895)-120.0%                                               1,074,037,466
--------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(20.0)                                                            (178,805,649)
                                                                                                      --------------
NET ASSETS-100.0%                                                                                     $  895,231,817
                                                                                                      ==============


                   38 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 5 of accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

3. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

4. Zero coupon bond reflects effective yield on the date of purchase.

5. Represents the current interest rate for a variable or increasing rate security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

CMC       Carolinas Medical Center
CMHS      Clara Maass Health System
CMMC      Clara Maass Medical Center
CoMC      Community Medical Center
COP       Certificates of Participation
EDA       Economic Devel. Authority
GO        General Obligation
HDC       Housing Devel. Corp.
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
IPCFA     Industrial Pollution Control Financing Authority
ITEMECF Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK       John Fitzgerald Kennedy
KMCC      Kensington Manor Care Center
KSC       Kennedy Surgical Center
MHC       Meridian Hospitals Corp.
NY/NJ     New York/New Jersey
ONP       Ocean Nursing Pavillion, Inc.
PCFA      Pollution Control Finance Authority
RWJ       Robert Wood Johnson
SEAM      Sociedad Espanola de Auxilio Mutuo
TASC      Tobacco Settlement Asset-Backed Bonds
THGS      The House of the Good Shepard
THGSF     The House of the Good Shepard Foundation
V.I.      United States Virgin Islands


                   39 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                         VALUE  PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                     $  159,847,424     14.9%
Hospital/Health Care                                       136,352,449     12.7
General Obligation                                         102,333,267      9.5
Marine/Aviation Facilities                                  85,376,260      7.9
Education                                                   84,830,175      7.9
Highways/Commuter Facilities                                71,920,042      6.7
Airlines                                                    66,643,631      6.2
Electric Utilities                                          57,946,549      5.4
Higher Education                                            49,593,999      4.6
Sales Tax Revenue                                           40,125,188      3.7
Adult Living Facilities                                     39,532,389      3.7
Single Family Housing                                       36,263,135      3.4
Water Utilities                                             34,212,880      3.2
Municipal Leases                                            33,294,930      3.1
Special Tax                                                 18,953,828      1.8
Gas Utilities                                                7,935,827      0.7
Resource Recovery                                            7,906,135      0.7
Multifamily Housing                                          6,079,679      0.6
Oil, Gas & Consumable Fuels                                  5,335,950      0.5
Biotechnology                                                4,876,650      0.5
Food Products                                                4,373,659      0.4
Correctional Facilities                                      4,316,788      0.4
Hotels, Restaurants & Leisure                                4,131,501      0.4
Construction Materials                                       3,643,098      0.3
Government Appropriation                                     3,124,464      0.3
Beverages                                                    2,957,310      0.3
Sports Facility Revenue                                        846,080      0.1
Student Loans                                                  609,075      0.1
Automobiles                                                    243,802      0.0
Sewer Utilities                                                175,237      0.0
Construction & Engineering                                     159,265      0.0
Commercial Services & Supplies                                  71,696      0.0
Not-for-Profit Organization                                     25,104      0.0
                                                        ------------------------
Total                                                   $1,074,037,466    100.0%
                                                        ========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   40 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,058,833,895)--see accompanying statement of investments   $ 1,074,037,466
---------------------------------------------------------------------------------------------------------
Cash                                                                                             559,632
---------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                       9,071,169
Shares of beneficial interest sold                                                             4,250,509
Other                                                                                             20,426
                                                                                         ----------------
Total assets                                                                               1,087,939,202

---------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                               178,060,000
Payable on borrowings (See Note 5)                                                             7,500,000
Investments purchased (including $4,250,000 purchased on a when-issued
basis or forward commitment)                                                                   5,336,374
Shares of beneficial interest redeemed                                                           895,101
Dividends                                                                                        609,097
Distribution and service plan fees                                                               112,370
Trustees' compensation                                                                            65,783
Transfer and shareholder servicing agent fees                                                     28,561
Interest expense on borrowings                                                                    26,353
Shareholder communications                                                                        23,744
Other                                                                                             50,002
                                                                                         ----------------
Total liabilities                                                                            192,707,385

---------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $   895,231,817
                                                                                         ================

---------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
---------------------------------------------------------------------------------------------------------
Paid-in capital                                                                          $   881,833,916
---------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                 (421,103)
---------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                  (1,384,567)
---------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                    15,203,571
                                                                                         ----------------
NET ASSETS                                                                               $   895,231,817
                                                                                         ================


                   41 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Continued
--------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
---------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$591,237,741 and 49,355,378 shares of beneficial interest outstanding)                           $ 11.98
Maximum offering price per share (net asset value plus sales charge of
4.75% of offering price)                                                                         $ 12.58
---------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $73,579,170
and 6,134,319 shares of beneficial interest outstanding)                                         $ 11.99
---------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $230,414,906
and 19,220,708 shares of beneficial interest outstanding)                                        $ 11.99

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   42 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------------
Interest                                                                            $ 43,247,901
-------------------------------------------------------------------------------------------------
Other income                                                                                 238
                                                                                    -------------
Total investment income                                                               43,248,139

-------------------------------------------------------------------------------------------------
EXPENSES
-------------------------------------------------------------------------------------------------
Management fees                                                                        3,853,613
-------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                  715,154
Class B                                                                                  679,589
Class C                                                                                1,695,233
-------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                  160,713
Class B                                                                                   48,575
Class C                                                                                   82,744
-------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                   27,441
Class B                                                                                    8,771
Class C                                                                                   13,599
-------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1).       4,636,087
-------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                           707,180
-------------------------------------------------------------------------------------------------
Trustees' compensation                                                                    44,986
-------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               20,627
-------------------------------------------------------------------------------------------------
Other                                                                                    149,699
                                                                                    -------------
Total expenses                                                                        12,844,011
Less reduction to custodian expenses                                                      (8,436)
                                                                                    -------------
Net expenses                                                                          12,835,575

-------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                 30,412,564

-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------------------
Net realized gain on investments                                                       4,847,636
-------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                  (5,922,240)

-------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $ 29,337,960
                                                                                    =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   43 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                 2007             2006
------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------
Net investment income                                      $  30,412,564    $  20,173,451
------------------------------------------------------------------------------------------
Net realized gain (loss)                                       4,847,636       (1,544,971)
------------------------------------------------------------------------------------------
Net change in unrealized appreciation                         (5,922,240)        (845,556)
                                                           -------------------------------
Net increase in net assets resulting from operations          29,337,960       17,782,924

------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                      (21,039,557)     (14,004,495)
Class B                                                       (2,680,254)      (2,817,386)
Class C                                                       (6,698,889)      (4,277,840)
                                                           -------------------------------
                                                             (30,418,700)     (21,099,721)

------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                      220,976,427      172,386,035
Class B                                                         (814,610)      12,154,635
Class C                                                       92,387,458       69,181,165
                                                           -------------------------------
                                                             312,549,275      253,721,835

------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------
Total increase                                               311,468,535      250,405,038
------------------------------------------------------------------------------------------
Beginning of period                                          583,763,282      333,358,244
                                                           -------------------------------
End of period (including accumulated net investment loss
of $421,103 and $414,967, respectively)                    $ 895,231,817    $ 583,763,282
                                                           ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   44 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
------------------------------------------------------------------------------------
Net increase in net assets from operations                            $  29,337,960
------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                      (495,816,316)
Proceeds from disposition of investment securities                      143,480,452
Short-term investment securities, net                                   (52,085,470)
Premium amortization                                                      3,187,003
Discount accretion                                                       (2,635,350)
Net realized gain on investments                                         (4,847,636)
Net change in unrealized appreciation on investments                      5,922,240
Increase in interest receivable                                          (1,316,859)
Decrease in receivable for securities sold                               24,563,200
Increase in other assets                                                    (10,069)
Decrease in payable for securities purchased                             (1,967,186)
Increase in payable for accrued expenses                                     78,902
                                                                      --------------
Net cash used in operating activities                                  (352,109,129)

------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
------------------------------------------------------------------------------------
Proceeds from bank borrowing                                            282,400,000
Payments on bank borrowing                                             (290,000,000)
Proceeds from short-term floating rate notes issued                      76,415,000
Proceeds from shares sold                                               416,732,945
Payment on shares redeemed                                             (122,155,856)
Cash distributions paid                                                 (11,290,766)
                                                                      --------------
Net cash provided by financing activities                               352,101,323

------------------------------------------------------------------------------------
Net decrease in cash                                                         (7,806)
------------------------------------------------------------------------------------
Cash, beginning balance                                                     567,438
                                                                      --------------
Cash, ending balance                                                  $     559,632
                                                                      ==============

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $18,949,568.
Cash paid for interest on bank borrowings--$707,192.
Cash paid for interest on short-term floating rate notes issued--$4,636,087.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   45 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.90    $    12.03     $     10.76     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .52 1         .55 1           .62 1           .67           .67
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .23          (.52)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .61           .46            1.94             .90           .15
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.53)         (.59)           (.67)           (.65)         (.63)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.98    $    11.90     $     12.03     $     10.76     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                5.13%         3.93%          18.46%           8.63%         1.21%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   591,238    $  371,295     $   200,831     $    94,214     $  61,825
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   486,782    $  287,248     $   133,634     $    78,828     $  54,811
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             4.32%         4.67%           5.41%           6.28%         6.24%
Expenses excluding interest and fees on
short-term floating rate notes issued                             0.82%         0.90%           0.91%           0.98%         1.02%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    1.44%         1.53%           1.26%           1.30%         1.28%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                1.44%         1.47%           1.06%           1.10%         1.08%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   46 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

CLASS B      YEAR ENDED JULY 31,                                  2007          2006            2005            2004          2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.05     $     10.78     $     10.52     $   11.00
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .47 1           .54 1           .60           .59
Net realized and unrealized gain (loss)                            .08          (.11)           1.31             .23          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .51           .36            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.43)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.05     $     10.78     $   10.52
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.30%         3.03%          17.53%           7.92%         0.46%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $    73,579    $   73,887     $    62,399     $    51,329     $  46,912
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $    75,560    $   68,065     $    56,755     $    50,920     $  45,226
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.93%           4.74%           5.54%         5.46%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.61%         1.69%           1.68%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.23%         2.32%           2.03%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.23%         2.24%           1.83%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   47 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS C      YEAR ENDED JULY 31,                                  2007          2006            2005           2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $     11.91    $    12.04     $     10.77     $     10.51     $   10.99
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                              .43 1         .46 1           .53 1           .59           .59
Net realized and unrealized gain (loss)                            .09          (.09)           1.32             .24          (.53)
                                                           -------------------------------------------------------------------------
Total from investment operations                                   .52           .37            1.85             .83           .06
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                              (.44)         (.50)           (.58)           (.57)         (.54)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $     11.99    $    11.91     $     12.04     $     10.77     $   10.51
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                                4.33%         3.14%          17.54%           7.91%         0.45%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $   230,415    $  138,581     $    70,128     $    23,795     $  17,784
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $   188,557    $  104,423     $    40,717     $    20,470     $  16,770
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                             3.55%         3.90%           4.57%           5.53%         5.49%
Expenses excluding interest and fees on
short-term floating rate notes issued                             1.58%         1.66%           1.67%           1.73%         1.78%
Interest and fees on short-term floating
rate notes issued 4                                               0.62%         0.63%           0.35%           0.32%         0.26%
                                                           -------------------------------------------------------------------------
Total expenses                                                    2.20%         2.29%           2.02%           2.05%         2.04%
Expenses after payments, waivers and/or
reimbursements and reduction to
custodian expenses                                                2.20%         2.23%           1.82%           1.85%         1.84%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             18%           19%              7%             14%           62%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   48 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer New Jersey Municipal Fund (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and New Jersey income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange


                   49 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $4,250,000 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $46,474,304 as of July 31, 2007, which represents 4.27% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's


                   50 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $224,534,304 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $178,060,000 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL                                                               COUPON    MATURITY     VALUE AS OF
AMOUNT        INVERSE FLOATER 1                                        RATES 2       DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------
$ 2,000,000   NJ EDA (Public Schools Small
              Project Loan Program) RITES                                6.497%     9/1/24    $  2,492,280
  2,170,000   NJ EDA RITES 3                                             5.780      3/1/27       2,493,937
  9,045,000   NJ EDA ROLs                                                9.160      3/1/30      10,518,250
  4,520,000   NJ EDA ROLs                                                9.160      3/1/28       5,267,970
  2,000,000   NJ Health Care Facilities Financing Authority
              (Englewood Hospital & Medical Center) RITES                7.535      8/1/25       2,364,280
  3,870,000   NJ Health Care Facilities Financing Authority
              DRIVERS                                                    8.217     9/15/28       4,449,804
  4,400,000   NJ Health Care RITES                                       8.710    11/15/33       3,493,160
  2,500,000   NJ Reset Optional Certificates Trust II ROLs               8.690      9/1/36       2,895,550
  3,930,000   Port Authority NY/NJ RITES                                 5.750      9/1/24       4,424,866
  2,305,000   Port Authority NY/NJ, 238th Series ROLs                    9.570    12/15/32       2,657,757
  2,050,000   Puerto Rico Electric Power Authority ROLs 3                7.930      7/1/31       1,924,950
  2,125,000   Puerto Rico Highway & Transportation
              Authority ROLs                                             5.900      7/1/45       2,023,000
    500,000   Puerto Rico Highway & Transportation
              Authority ROLs                                             5.900      7/1/45         476,000
  1,000,000   Puerto Rico Sales Tax Financing Corp. ROLs 3               0.000 4    8/1/57         992,500
                                                                                              -------------
                                                                                              $ 46,474,304
                                                                                              =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 39 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.


                   51 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $33,960,000.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                  NET UNREALIZED
                                                                    APPRECIATION
                                                                BASED ON COST OF
                                                                  SECURITIES AND
UNDISTRIBUTED      UNDISTRIBUTED             ACCUMULATED       OTHER INVESTMENTS
NET INVESTMENT         LONG-TERM                    LOSS      FOR FEDERAL INCOME
INCOME                      GAIN      CARRYFORWARD 1,2,3            TAX PURPOSES
--------------------------------------------------------------------------------
$572,725                     $--              $1,551,486             $15,370,487


                   52 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

1. As of July 31, 2007, the Fund had $1,551,486 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforwards were as follows:

                    EXPIRING
                    ------------------------------------
                    2010                     $ 1,401,537
                    2012                         115,750
                    2014                          34,199
                                             -----------
                    Total                    $ 1,551,486
                                             ===========

2. During the fiscal year ended July 31, 2007, the Fund utilized $2,715,617 of capital loss carryforward to offset capital gains realized in that fiscal year.

3.During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                              YEAR ENDED      YEAR ENDED
                                           JULY 31, 2007   JULY 31, 2006
        ----------------------------------------------------------------
        Distributions paid from:
        Exempt-interest dividends           $ 30,401,095    $ 21,099,721
        Ordinary income                           17,605              --
                                            ----------------------------
        Total                               $ 30,418,700    $ 21,099,721
                                            ============================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

             Federal tax cost of securities           $880,702,859
                                                      ============
             Gross unrealized appreciation            $ 24,693,226
             Gross unrealized depreciation              (9,322,739)
                                                      ------------
             Net unrealized appreciation              $ 15,370,487
                                                      ============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $30,282 and payments of $15,549 were made to retired trustees, resulting in an accumulated liability of $47,265 as of July 31, 2007.


                   53 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                   54 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                       YEAR ENDED JULY 31, 2007          YEAR ENDED JULY 31, 2006
                                        SHARES           AMOUNT           SHARES           AMOUNT
--------------------------------------------------------------------------------------------------
CLASS A
Sold                                23,410,659    $ 284,761,943       18,682,666    $ 221,763,770
Dividends and/or
distributions reinvested             1,100,129       13,364,563          685,948        8,140,403
Redeemed                            (6,358,993)     (77,150,079)      (4,853,455)     (57,518,138)
                                    --------------------------------------------------------------
Net increase                        18,151,795    $ 220,976,427       14,515,159    $ 172,386,035
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS B
Sold                                 1,143,370    $  13,922,058        1,835,126    $  21,799,263
Dividends and/or
distributions reinvested               137,950        1,678,223          136,533        1,622,906
Redeemed                            (1,348,661)     (16,414,891)        (948,989)     (11,267,534)
                                    --------------------------------------------------------------
Net increase (decrease)                (67,341)   $    (814,610)       1,022,670    $  12,154,635
                                    ==============================================================

--------------------------------------------------------------------------------------------------
CLASS C
Sold                                 9,578,020    $ 116,616,588        7,000,353    $  83,208,814
Dividends and/or
distributions reinvested               321,342        3,906,782          200,285        2,378,670
Redeemed                            (2,316,616)     (28,135,912)      (1,385,935)     (16,406,319)
                                    --------------------------------------------------------------
Net increase                         7,582,746    $  92,387,458        5,814,703    $  69,181,165
                                    ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                          PURCHASES          SALES
            ------------------------------------------------------
            Investment securities      $495,816,316   $143,480,452


                   55 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

             FEE SCHEDULE
             --------------------------------------
             Up to $200 million               0.60%
             Next $100 million                0.55
             Next $200 million                0.50
             Next $250 million                0.45
             Next $250 million                0.40
             Over $1 billion                  0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $285,814 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a


                   56 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $2,663,862 and $2,739,194, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                              CLASS A          CLASS B          CLASS C
                             CLASS A       CONTINGENT       CONTINGENT       CONTINGENT
                           FRONT-END         DEFERRED         DEFERRED         DEFERRED
                       SALES CHARGES    SALES CHARGES    SALES CHARGES    SALES CHARGES
                         RETAINED BY      RETAINED BY      RETAINED BY      RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR      DISTRIBUTOR
----------------------------------------------------------------------------------------
July 31, 2007               $573,270          $23,436         $167,271          $46,353

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.


                   57 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. BORROWINGS Continued

      For the year ended July 31, 2007, the average daily loan balance was $13,210,411 at an average daily interest rate of 5.288%. The Fund had borrowings outstanding of $7,500,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $282,400,000 and $290,000,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2007 was $83,300,000. The Fund paid $58,434 in fees and $707,192 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
6. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                   58 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MULTI-STATE MUNICIPAL
TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer New Jersey Municipal Fund (one of portfolios constituting the Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer New Jersey Municipal Fund as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                   59 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.94% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                   60 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   61 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(s) HELD WITH THE   PRINCIPAL OCCUPATION(s) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board of          Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
Trustees (since 2007), Trustee    Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of
(since 2005)                      Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004); Trustee of Research Foundation of AIMR (investment research, non-profit) (2000-2002);
                                  Governor, Jerome Levy Economics Institute of Bard College (economics research) (August
                                  1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April
                                  2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October
                                  2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                  Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief
                                  Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                  Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                  Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                                  Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United
                                  States Marine Corps (1957-1959). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                   62 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the OppenheimerFunds
Trustee (since 1993)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 1999)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee
                                  of Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 1989)              consulting and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (environmental protection organization) (since
Age: 66                           1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                  1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                   63 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New
AND OFFICER                       York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the
Age: 58                           Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management
                                  Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc.
                                  (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                  (since July 2001); President (since November 1, 2001) and Director (since July 2001) of
                                  Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life
                                  Insurance Company (OAC's parent company) (since February 1997); Director of DLB Acquisition
                                  Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003); Chief Operating
                                  Officer of the Manager (September 2000-June 2001); President and Trustee of MML Series Investment
                                  Fund and MassMutual Select Funds (open-end investment companies) (November 1999-November 2001);
                                  Director of C.M. Life Insurance Company (September 1999-August 2000); President, Chief Executive
                                  Officer and Director of MML Bay State Life Insurance Company (September 1999-August 2000);
                                  Director of Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald
                                  Isle Bancorp) (June 1989-June 1998). Oversees 102 portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
OF THE FUND                       MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS,
                                  ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager (since
Vice President and Senior         January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund
Portfolio Manager                 and other Oppenheimer funds.
(since 2002)
Age: 58

DANIEL G. LOUGHRAN,               Senior Vice President of the Manager (since April 2007); Vice President of the Manager (April
Vice President and                2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Senior Portfolio Manager          Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2005)
Age: 43


                   64 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

SCOTT S. COTTIER,                 Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)       Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the
and Senior Portfolio Manager      Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY E. WILLIS,                   Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the
Vice President (since 2005)       Manager (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior
and Senior Portfolio Manager      Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President and                Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
Secretary                         of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
(since 2001)                      General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
Age: 59                           General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President,
                                  General


                   65 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. ZACK,                   Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc.
Continued                         (since December 2001); Senior Vice President, General Counsel and Director of OFI Private
                                  Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds
                                  Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional
                                  Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since
                                  December 2003); Senior Vice President (May 1985-December 2003), Acting General Counsel (November
                                  2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                  Assistant Secretary of the following: Shareholder Services, Inc. (May 1985-November 2001),
                                  Shareholder Financial Services, Inc. (November 1989-November 2001), and OppenheimerFunds
                                  International Ltd. (September 1997-November 2001). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2001-September 2004); Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                   66 | OPPENHEIMER NEW JERSEY MUNICIPAL FUND



OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TOP TEN CATEGORIES
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement                                        19.3%
--------------------------------------------------------------------------------
Gas Utilities                                                              12.6
--------------------------------------------------------------------------------
Hospital/Health Care                                                        9.8
--------------------------------------------------------------------------------
Airlines                                                                    8.0
--------------------------------------------------------------------------------
Special Assessment                                                          7.2
--------------------------------------------------------------------------------
Multifamily Housing                                                         4.8
--------------------------------------------------------------------------------
Single Family Housing                                                       4.6
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                  4.4
--------------------------------------------------------------------------------
Electric Utilities                                                          4.2
--------------------------------------------------------------------------------
General Obligation                                                          2.5

Portfolio holdings are subject to change. Percentages are as of July 31, 2007, and are based on the total market value of investments.

CREDIT ALLOCATION
--------------------------------------------------------------------------------
AAA                                                                        15.1%
--------------------------------------------------------------------------------
AA                                                                         20.4
--------------------------------------------------------------------------------
A                                                                           5.1
--------------------------------------------------------------------------------
BBB                                                                        23.7
--------------------------------------------------------------------------------
BB or lower                                                                35.7

Allocations are subject to change. Percentages are as of July 31, 2007, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent Standard & Poor's rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 38.01% of the portfolio's market value, are deemed comparable in the Manager's judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.

--------------------------------------------------------------------------------


                 15 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED JULY 31, 2007, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE. We are pleased to report that Oppenheimer Rochester National Municipals distributed high levels of tax-free income to its shareholders during this reporting period, outperforming many fixed-income alternatives on an after-tax basis. As of July 31, 2007, Oppenheimer Rochester National Municipals' Class A shares provided a distribution yield of 5.28% at net asset value. Lipper Inc.--an independent mutual fund rating service--reported an average distribution yield of 4.49% among the 102 funds in its High Yield Municipal Debt Funds category as of the same date. 1

      Tax-free income generated 100% of the Fund's positive total return for the reporting period, providing significant benefit to our yield-oriented investors. The Fund's Class A shares generated a 1-year total return of 5.16% without sales charge. By comparison, the Lehman Brothers Municipal Bond Index produced a total return of 4.27% in the same period. On July 31, 2007, the Fund was ranked in the top 15% of its Lipper category in 1-year total return and in the top 3% for periods of 3, 5 and 10 years. 2 These results clearly demonstrate how the Fund's income-oriented approach continued to provide significant benefit to our investors in the past 12 months.

      Late in this reporting period, market conditions made it very challenging for the Fund to find lower-rated and unrated bonds with acceptable risk-reward trade-offs. As a result, the Fund's newer purchases included more high-grade investments than usual. Because these typically offer lower yields than their lower-grade counterparts, the Fund was forced to reduce its last two dividends of this reporting period to 5.5 cents per Class A. share; in each of the first 10 months of this reporting period, the Fund distributed tax-free income of 5.7 cents per Class A share. Distributions for other share classes were adjusted accordingly. In all, the Fund distributed 68.5 cents per Class A share in the year ended July 31, 2007, including a small amount of taxable income.

1. Lipper Inc. Lipper calculations do not include sales charges which, if included, would reduce results.

2. Lipper Inc. As of July 31, 2007, Lipper Inc. ranked Oppenheimer Rochester National Municipals 12th among 87 funds for the past year, 1st among 77 funds for the past 3 years, 1st among 74 funds for the past 5 years and 1st among 43 funds for the past 10 years in its High Yield Municipal Debt Funds category. Lipper rankings are based on total returns, but do not consider sales charges. Lipper rankings are for the A share class only; other classes may have different performance characteristics. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.


                 16 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      The Fund's holdings in tobacco Master Settlement Agreement (MSA) bonds continued to provide significant benefit this reporting period. These so-called tobacco bonds are backed by state and/or U.S. territory proceeds from a national litigation settlement with tobacco manufacturers. At the end of this reporting period, MSA-backed tobacco bonds accounted for about one-fifth of Fund investments and comprised the Fund's largest industry category.

      This sector contributed strongly to the Fund's total return this reporting period, which included two large pre-refundings that elevated bond prices. Tobacco manufacturers continue to face litigation, but we believe the risks have been overstated. In the history of MSA-backed tobacco bonds, interest payments and scheduled payments of principal on the bonds held by our funds have never been interrupted--and many bonds have repaid principal earlier than their scheduled final maturity.

      Some recent courtroom decisions, nonetheless, are worth noting. Tobacco manufacturers received good news in August 2006 when a judge ruled that she could not authorize financial remedies, despite a finding that federal racketeering laws had been violated. In November 2006, the U.S. Supreme Court declined to review a 2005 ruling by the Illinois Supreme Court that reversed a $10.1 billion judgment against Philip Morris USA. Late in this reporting period, a federal judge in the Southern District of New York ruled that a smoker's claim for punitive damages cannot be awarded because New York State, which had sued the tobacco industry in 1997, ultimately agreed to participate in the MSA.

      The Fund's current weighting in MSA-backed bonds reflects our belief that these bonds can continue to help the Fund deliver high levels of tax-free income.

      The Fund's airline-backed bonds also provided a positive total return this reporting period. The Fund's holdings in this sector totaled 8% of the overall portfolio as of July 31, 2007, with bonds backed by American Airlines representing the biggest share. In recent quarters, the airline has reported improvements in passenger traffic, revenues per seat mile and debt reduction. The second quarter of 2007 was the carrier's fifth consecutive profitable quarter. The Fund investments in Continental Airlines also contributed positively to total return this reporting period. Continental cited strong growth in the trans-Atlantic market as a contributing factor to its profitability in the second quarter. The airline reported ongoing improvements in fuel efficiency as well as success in using hedging strategies based on anticipated fuel requirements.

      As of July 31, 2007, the Fund continued to hold bonds backed by Northwest Airlines and Delta Air Lines, both of which emerged from bankruptcy protection this reporting period. As part of its restructuring, Northwest committed to pay par plus back interest on the bonds held by the Fund, which were on non-accrual status this reporting period. This


                 17 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

favorable outcome demonstrates the benefits of our focus on secured holdings in this sector. The Fund was less fortunate in its small position (less than one-half of 1% of the portfolio on July 31, 2007) in Delta-backed bonds. These securities lost considerable value this reporting period and detracted from overall performance. Overall, we believe this sector will continue to provide significant benefit to the Fund, especially if the improving world economy creates the expected gains in passenger travel and pricing flexibility.

      In this reporting period, the Fund continued to favor bonds issued to finance the infrastructure of new real estate development projects. The credit structure of these Special Tax and Special Assessment bonds (known as "dirt bonds") are advantageous, we believe, because the payments that secure the bonds are on parity with real estate taxes. Additionally, the responsibility for servicing the debt passes to all subsequent property owners as the land is developed and subdivided. Thus, as the number of owners increases, the risk bondholders face decreases. Further, the fear of foreclosure leads most property owners to stay current with their debt service payments--to the benefit of the Fund.

      In all, Special Tax and Special Assessment bonds constituted 8.5% of the portfolio's market value as of July 31, 2007, included largely attractive holdings and contributed positively to total return. The Fund's small position in bonds issued to finance infrastructure development in the Roripaugh Community Facilities District, in Temecula, California, however, was a concern this reporting period. The construction timeline was delayed and various building permits were withheld when a financial institution affiliated with both the lead developer and a participating home builder filed for bankruptcy protection this reporting period. The prices of the bonds held by the Fund fell as a result and detracted from overall performance. All scheduled payments were made this reporting period, with the affiliated developers using a letter of credit to offset any payment shortfalls. We expect payments to remain timely after the financial institution emerges from bankruptcy protection and construction resumes. Importantly, we continue to believe that our tax-free investments in "dirt bonds" represent valuable and relatively low-risk opportunities to participate in the today's challenging housing market.

      Credit spreads were relatively stable this reporting period, and Fund managers continued to scour the municipal markets for securities that offered an attractive balance of risk and reward. At the end of the reporting period, about two-thirds of the Fund's portfolio consisted of investment-grade securities, and the Fund's average credit quality was BBB-plus.

      Including the effects of leverage, the Fund increased its position this reporting period in municipal inverse-floating-rate securities, which are tax-exempt securities whose interest payments move inversely to changes in short-term interest rates. Most of the Fund's


                 18 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS new investments in these bonds were PLNs (percentage of LIBOR notes), which are designed to have minimal (if any) reaction to interest rate fluctuations. Additionally, PLNs reset quarterly and, to the benefit of the Fund, these "inverse floaters" offered yields that were higher than market averages during this reporting period.

      In contrast, the Fund's small position in Erie County (N.Y.) IDA (Great Lakes MDF) was an underperformer this reporting period. Great Lakes MDF makes medium density fiberboard at its plant in Lackawanna, N.Y. Some interest payments on the bond were made on time in 2006, but financial difficulties related to the slowdown of the U.S. housing market forced these bonds into non-accrual status as of December 1, 2006. Since then, the investment team has monitored the situation closely, maintained contact with Great Lakes MDF, and advocated on behalf of our shareholders' best interests. As of July 31, 2007, the Fund had little remaining exposure and the bond represented less than one-fifth of 1% of the portfolio's market value.

      During this reporting period, the U.S. Supreme Court announced that it would hear DEPARTMENT OF REVENUE (KENTUCKY) V. DAVIS this fall or early in 2008, with a ruling to follow. The question posed in the case is whether Kentucky can tax the income that state residents earn on out-of-state municipal securities if the income that residents earn from in-state municipal securities is exempt from taxation. While the Court's decision could have implications for other states, exemption from federal taxes, which provides investors with the greatest benefit, is not in question. We cannot confidently predict what the Court will decide. However, we will continue to serve our shareholders by focusing on how best to create tax-free yield advantages in any current and future market scenario. We remain committed to helping fixed-income investors achieve their financial goals for tax-free income and will continue to offer a full complement of municipal bond funds to serve our shareholders' diverse needs.

      Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund's overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund's structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.


                 19 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2007. In the case of Class A, Class B and Class C shares, performance is measured over a ten-year period. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.

      The Fund's performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of the Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                 20 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS A SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester National Municipals (Class A)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Rochester National       Lehman Brothers Municipal
                       Municipals (Class A)                    Bond Index
07/31/1997                   $ 9,525                            $10,000
10/31/1997                   $ 9,655                            $10,088
01/31/1998                   $ 9,952                            $10,402
04/30/1998                   $ 9,917                            $10,367
07/31/1998                   $10,146                            $10,599
10/31/1998                   $10,359                            $10,897
01/31/1999                   $10,539                            $11,093
04/30/1999                   $10,537                            $11,087
07/31/1999                   $10,284                            $10,904
10/31/1999                   $ 9,936                            $10,704
01/31/2000                   $ 9,801                            $10,691
04/30/2000                   $10,086                            $10,986
07/31/2000                   $10,416                            $11,374
10/31/2000                   $10,651                            $11,615
01/31/2001                   $11,084                            $12,111
04/30/2001                   $11,085                            $12,125
07/31/2001                   $11,460                            $12,521
10/31/2001                   $11,742                            $12,835
01/31/2002                   $11,711                            $12,825
04/30/2002                   $11,972                            $12,974
07/31/2002                   $12,249                            $13,361
10/31/2002                   $11,631                            $13,588
01/31/2003                   $11,518                            $13,782
04/30/2003                   $11,754                            $14,076
07/31/2003                   $12,538                            $13,842
10/31/2003                   $13,516                            $14,283
01/31/2004                   $14,340                            $14,635
04/30/2004                   $14,093                            $14,453
07/31/2004                   $14,140                            $14,643
10/31/2004                   $14,962                            $15,145
01/31/2005                   $15,819                            $15,346
04/30/2005                   $16,469                            $15,438
07/31/2005                   $17,246                            $15,573
10/31/2005                   $16,624                            $15,529
01/31/2006                   $17,197                            $15,780
04/30/2006                   $17,482                            $15,771
07/31/2006                   $17,899                            $15,970
10/31/2006                   $18,610                            $16,422
01/31/2007                   $18,913                            $16,458
04/30/2007                   $19,175                            $16,683
07/31/2007                   $18,824                            $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   0.17%     5-Year   7.92%     10-Year   6.53%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                 21 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS B SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester National Municipals (Class B)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Rochester National       Lehman Brothers Municipal
                       Municipals (Class B)                    Bond Index
07/31/1997                   $10,000                            $10,000
10/31/1997                   $10,116                            $10,088
01/31/1998                   $10,408                            $10,402
04/30/1998                   $10,352                            $10,367
07/31/1998                   $10,571                            $10,599
10/31/1998                   $10,772                            $10,897
01/31/1999                   $10,938                            $11,093
04/30/1999                   $10,915                            $11,087
07/31/1999                   $10,634                            $10,904
10/31/1999                   $10,245                            $10,704
01/31/2000                   $10,097                            $10,691
04/30/2000                   $10,370                            $10,986
07/31/2000                   $10,689                            $11,374
10/31/2000                   $10,909                            $11,615
01/31/2001                   $11,330                            $12,111
04/30/2001                   $11,311                            $12,125
07/31/2001                   $11,670                            $12,521
10/31/2001                   $11,935                            $12,835
01/31/2002                   $11,881                            $12,825
04/30/2002                   $12,123                            $12,974
07/31/2002                   $12,378                            $13,361
10/31/2002                   $11,721                            $13,588
01/31/2003                   $11,596                            $13,782
04/30/2003                   $11,811                            $14,076
07/31/2003                   $12,580                            $13,842
10/31/2003                   $13,562                            $14,283
01/31/2004                   $14,388                            $14,635
04/30/2004                   $14,141                            $14,453
07/31/2004                   $14,187                            $14,643
10/31/2004                   $15,012                            $15,145
01/31/2005                   $15,873                            $15,346
04/30/2005                   $16,525                            $15,438
07/31/2005                   $17,304                            $15,573
10/31/2005                   $16,680                            $15,529
01/31/2006                   $17,255                            $15,780
04/30/2006                   $17,541                            $15,771
07/31/2006                   $17,960                            $15,970
10/31/2006                   $18,673                            $16,422
01/31/2007                   $18,977                            $16,458
04/30/2007                   $19,239                            $16,683
07/31/2007                   $18,887                            $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   -0.64%     5-Year   7.84%     10-Year   6.57%


                 22 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS C SHARES

COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
   Oppenheimer Rochester National Municipals (Class C)
   Lehman Brothers Municipal Bond Index

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                  Oppenheimer Rochester National       Lehman Brothers Municipal
                       Municipals (Class C)                    Bond Index
07/31/1997                   $10,000                            $10,000
10/31/1997                   $10,117                            $10,088
01/31/1998                   $10,408                            $10,402
04/30/1998                   $10,352                            $10,367
07/31/1998                   $10,571                            $10,599
10/31/1998                   $10,773                            $10,897
01/31/1999                   $10,940                            $11,093
04/30/1999                   $10,917                            $11,087
07/31/1999                   $10,635                            $10,904
10/31/1999                   $10,255                            $10,704
01/31/2000                   $10,096                            $10,691
04/30/2000                   $10,371                            $10,986
07/31/2000                   $10,690                            $11,374
10/31/2000                   $10,911                            $11,615
01/31/2001                   $11,334                            $12,111
04/30/2001                   $11,315                            $12,125
07/31/2001                   $11,675                            $12,521
10/31/2001                   $11,940                            $12,835
01/31/2002                   $11,886                            $12,825
04/30/2002                   $12,129                            $12,974
07/31/2002                   $12,385                            $13,361
10/31/2002                   $11,726                            $13,588
01/31/2003                   $11,601                            $13,782
04/30/2003                   $11,817                            $14,076
07/31/2003                   $12,582                            $13,842
10/31/2003                   $13,526                            $14,283
01/31/2004                   $14,324                            $14,635
04/30/2004                   $14,051                            $14,453
07/31/2004                   $14,070                            $14,643
10/31/2004                   $14,861                            $15,145
01/31/2005                   $15,684                            $15,346
04/30/2005                   $16,298                            $15,438
07/31/2005                   $17,036                            $15,573
10/31/2005                   $16,402                            $15,529
01/31/2006                   $16,922                            $15,780
04/30/2006                   $17,171                            $15,771
07/31/2006                   $17,547                            $15,970
10/31/2006                   $18,211                            $16,422
01/31/2007                   $18,473                            $16,458
04/30/2007                   $18,694                            $16,683
07/31/2007                   $18,317                            $16,651

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES WITH SALES CHARGE OF THE FUND AT 7/31/07

1-Year   3.38%     5-Year   8.14%     10-Year   6.24%

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH END, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800.525.7048. FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 4.75%; FOR CLASS B SHARES, AND THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C SHARES, THE 1% CONTINGENT DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. BECAUSE CLASS B SHARES CONVERT TO CLASS A SHARES 72 MONTHS AFTER PURCHASE, THE 10-YEAR RETURN FOR CLASS B USES CLASS A PERFORMANCE FOR THE PERIOD AFTER CONVERSION. SEE PAGE 24 FOR FURTHER INFORMATION.


                 23 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS ANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF THE OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge.

CLASS B shares of the Fund were first publicly offered on 10/1/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                 24 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2007

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                 25 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FUND EXPENSES  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                       BEGINNING    ENDING       EXPENSES
                                       ACCOUNT      ACCOUNT      PAID DURING
                                       VALUE        VALUE        6 MONTHS ENDED
                                       (2/1/07)     (7/31/07)    JULY 31, 2007
--------------------------------------------------------------------------------
Class A Actual                         $1,000.00    $  995.30    $  7.30
--------------------------------------------------------------------------------
Class A Hypothetical                    1,000.00     1,017.50       7.38
--------------------------------------------------------------------------------
Class B Actual                          1,000.00       990.60      11.22
--------------------------------------------------------------------------------
Class B Hypothetical                    1,000.00     1,013.59      11.35
--------------------------------------------------------------------------------
Class C Actual                          1,000.00       991.50      11.12
--------------------------------------------------------------------------------
Class C Hypothetical                    1,000.00     1,013.69      11.25

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended July 31, 2007 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           1.47%
----------------------------
Class B           2.26
----------------------------
Class C           2.24

The expense ratios reflect reduction to custodian expenses. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

--------------------------------------------------------------------------------


                 26 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  July 31, 2007
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--136.2%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.9%
$         25,000   AL HFA (Berkshire Apartments)                                            6.300%    05/20/2038   $        25,357
----------------------------------------------------------------------------------------------------------------------------------
          15,000   AL HFA (Single Family)                                                   5.350     10/01/2026            15,120
----------------------------------------------------------------------------------------------------------------------------------
      20,720,000   AL HFA (Single Family)                                                   5.450     10/01/2032        20,954,758
----------------------------------------------------------------------------------------------------------------------------------
          15,000   AL HFA (South Bay Apartments)                                            5.950     02/01/2033            15,471
----------------------------------------------------------------------------------------------------------------------------------
       7,430,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)                    6.450     12/01/2023         7,526,887
----------------------------------------------------------------------------------------------------------------------------------
      15,955,000   AL IDA Solid Waste Disposal (Pine City Fiber Company)                    6.450     12/01/2023        16,004,939
----------------------------------------------------------------------------------------------------------------------------------
      10,585,000   AL Space Science Exhibit Finance Authority                               6.000     10/01/2025        10,564,253
----------------------------------------------------------------------------------------------------------------------------------
          25,000   AL Water Pollution Control Authority                                     5.500     08/15/2020            25,218
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Alexander City, AL GO                                                    5.625     05/01/2021            10,400
----------------------------------------------------------------------------------------------------------------------------------
       1,810,000   Andalusia-Opp, AL Airport Authority                                      5.000     08/01/2026         1,815,919
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bay Minette, AL Industrial Devel. Board (B.F. Goodrich)                  6.500     02/15/2009           100,287
----------------------------------------------------------------------------------------------------------------------------------
         430,000   Courtland, AL Industrial Devel. Board (Champion
                   International Corp.)                                                     5.750     11/01/2027           434,240
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Courtland, AL Industrial Devel. Board (International
                   Paper Company)                                                           5.200     06/01/2025         9,922,400
----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   DCH Health Care Authority, AL (Health Care Facilities)                   5.125     06/01/2036        18,132,300
----------------------------------------------------------------------------------------------------------------------------------
      73,980,000   Huntsville, AL Health Care Authority 1                                   4.461 2   06/01/2032        72,426,420
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Huntsville, AL Health Care Authority                                     4.445 2   06/01/2032            19,580
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Mobile, AL Industrial Devel. Board (International
                   Paper Company)                                                           6.450     05/15/2019            25,988
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   Rainbow City, AL Special Health Care Facilities
                   Financing Authority (Regency Pointe) 3                                   8.250     01/01/2031           996,270
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Selma, AL Industrial Devel. Board (International Paper
                   Company)                                                                 6.000     05/01/2025            10,384
----------------------------------------------------------------------------------------------------------------------------------
          10,000   South Marengo County, AL Water & Fire Protection
                   Authority                                                                7.700     05/01/2008            10,073
----------------------------------------------------------------------------------------------------------------------------------
       7,220,000   Tuscaloosa, AL Educational Building Authority (Stillman
                   College)                                                                 5.000     06/01/2026         6,893,006
                                                                                                                   ---------------
                                                                                                                       165,929,270
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--0.2%
          20,000   AK HFC, Series A-1                                                       6.100     06/01/2030            20,537
----------------------------------------------------------------------------------------------------------------------------------
          45,000   AK HFC, Series A-2                                                       5.300     06/01/2008            45,464
----------------------------------------------------------------------------------------------------------------------------------
       7,250,000   AK HFC, Series C 4                                                       5.200     12/01/2037         7,320,253
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   AK Industrial Devel. & Export Authority (Anchorage
                   Sportsplex/Grace Community Church Obligated Group)                       6.150     08/01/2031         2,238,818
----------------------------------------------------------------------------------------------------------------------------------
          40,000   AK Industrial Devel. & Export Authority (Snettisham)                     6.000     01/01/2014            41,428
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   AK Industrial Devel. & Export Authority Community
                   Provider (Boys & Girls Home)                                             5.875     12/01/2027         1,672,803
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   AK Industrial Devel. & Export Authority Community
                   Provider (Boys & Girls Home)                                             6.000     12/01/2036         1,530,525


                 27 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ALASKA Continued
$         90,000   AK Industrial Devel. & Export Authority, Series A                        5.250%    04/01/2023   $        91,403
----------------------------------------------------------------------------------------------------------------------------------
      31,850,000   AK Northern Tobacco Securitization Corp. (TASC)                          6.125 5   06/01/2046         3,135,314
----------------------------------------------------------------------------------------------------------------------------------
      20,860,000   AK Northern Tobacco Securitization Corp. (TASC)                          6.375 5   06/01/2046         1,879,695
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kasaan, AK Lease 6                                                       9.500     07/01/2020            25,037
                                                                                                                   ---------------
                                                                                                                        18,001,277
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--4.9%
         325,000   Apache County, AZ IDA (Tucson Electric Power
                   Company)                                                                 5.875     03/01/2033           325,143
----------------------------------------------------------------------------------------------------------------------------------
       6,700,000   AZ Health Facilities Authority (American Baptist Estates)                7.750     11/15/2033         7,389,363
----------------------------------------------------------------------------------------------------------------------------------
     297,650,000   AZ Health Facilities (Banner Health System) 1                            4.401 2   01/01/2037       294,673,500
----------------------------------------------------------------------------------------------------------------------------------
         805,000   AZ HFA (Casa De Flores)                                                  5.300     07/20/2042           815,248
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Buckeye, AZ Watson Road Community Facilities District                    5.750     07/01/2022         3,023,760
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Buckeye, AZ Watson Road Community Facilities District                    6.000     07/01/2030         5,073,800
----------------------------------------------------------------------------------------------------------------------------------
         810,000   Estrella, AZ Mountain Ranch Community
                   Facilities District                                                      5.625     07/15/2025           828,727
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Estrella, AZ Mountain Ranch Community
                   Facilities District                                                      5.800     07/15/2030           409,316
----------------------------------------------------------------------------------------------------------------------------------
       8,250,000   Flagstaff, AZ IDA (Senior Living Community-
                   Northern Arizona) 7                                                      5.700     07/01/2042         8,252,145
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Gladden Farms, AZ Community Facilities District                          5.500     07/15/2031           507,575
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Goodyear, AZ IDA Water & Sewer (Litchfield Park
                   Service Company)                                                         6.750     10/01/2031         1,068,280
----------------------------------------------------------------------------------------------------------------------------------
       4,600,000   Maricopa County, AZ IDA (Christian Care Apartments)                      6.500     01/01/2036         4,814,038
----------------------------------------------------------------------------------------------------------------------------------
       1,120,000   Maricopa County, AZ IDA (Guadalupe Huerta)                               5.300     07/20/2042         1,134,258
----------------------------------------------------------------------------------------------------------------------------------
       1,885,000   Maricopa County, AZ IDA (Immanuel Campus Care)                           8.500     04/20/2041         1,895,386
----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   Maricopa County, AZ IDA (Rosa Linda Apartments)                          5.300     07/20/2042         1,493,777
----------------------------------------------------------------------------------------------------------------------------------
         355,000   Maricopa County, AZ IDA (Sun King Apartments)                            6.750     11/01/2018           364,936
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Maricopa County, AZ IDA (Sun King Apartments)                            6.750     05/01/2031           511,615
----------------------------------------------------------------------------------------------------------------------------------
       3,795,000   Maricopa County, AZ IDA (Sun King Apartments)                            9.500     11/01/2031         3,742,705
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Maricopa County, AZ School District No. 024
                   (Gila Bend) 4                                                            5.500     07/01/2021           670,327
----------------------------------------------------------------------------------------------------------------------------------
         460,000   Merrill Ranch, AZ Community Facilities District
                   No. 1 Special Assessment Lien                                            5.250     07/01/2024           463,726
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Merrill Ranch, AZ Community Facilities District
                   No. 2 Special Assessment Lien                                            5.250     07/01/2024           393,159
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Merrill Ranch, AZ Community Facilities District
                   No. 2 Special Assessment Lien                                            5.300     07/01/2030         1,002,420
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Navajo County, AZ IDA (Stone Container Corp.) 4                          7.200     06/01/2027           199,159
----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Navajo County, AZ IDA (Stone Container Corp.) 4                          7.400     04/01/2026         1,084,263
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Palm Valley, AZ Community Facility District No. 3                        5.300     07/15/2031         1,137,836


                 28 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$        420,000   Parkway, AZ Community Facilities
                   District No. 1 (Prescott Valley)                                         5.300%    07/15/2025   $       422,516
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Parkway, AZ Community Facilities District
                   No. 1 (Prescott Valley)                                                  5.350     07/15/2031           351,845
----------------------------------------------------------------------------------------------------------------------------------
       3,275,000   Phoenix, AZ IDA (America West Airlines) 4                                6.250     06/01/2019         3,334,409
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Phoenix, AZ IDA (America West Airlines) 4                                6.300     04/01/2023         7,581,450
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ IDA (Crossroads Apartments)                                  5.200     12/15/2021            50,528
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Phoenix, AZ IDA (Espiritu Community Devel. Corp.)                        6.250     07/01/2036         1,697,157
----------------------------------------------------------------------------------------------------------------------------------
       1,935,000   Phoenix, AZ IDA (Gourmet Boutique West)                                  5.875     11/01/2037         1,853,169
----------------------------------------------------------------------------------------------------------------------------------
       1,450,000   Phoenix, AZ IDA (Royal Paper Converting)                                 7.000     03/01/2014         1,469,010
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Pima County, AZ Devel. Authority (Tucson Electric
                   Power Company)                                                           6.100     09/01/2025           225,137
----------------------------------------------------------------------------------------------------------------------------------
       2,150,000   Pima County, AZ IDA (Christian Senior Living)                            5.050     01/01/2037         2,023,043
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Pima County, AZ IDA (Desert Technology Schools)                          6.375     02/01/2014           407,440
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pima County, AZ IDA (Desert Technology Schools)                          7.000     02/01/2024         1,022,720
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Pima County, AZ IDA (Facility Choice Education
                   & Devel. Corp.)                                                          6.250     06/01/2026         1,290,513
----------------------------------------------------------------------------------------------------------------------------------
       2,350,000   Pima County, AZ IDA (Facility Choice Education
                   & Devel. Corp.)                                                          6.375     06/01/2036         2,427,386
----------------------------------------------------------------------------------------------------------------------------------
       3,410,000   Pima County, AZ IDA (Global Water Resources)                             5.450     12/01/2017         3,347,733
----------------------------------------------------------------------------------------------------------------------------------
       2,215,000   Pima County, AZ IDA (Global Water Resources)                             5.600     12/01/2022         2,165,805
----------------------------------------------------------------------------------------------------------------------------------
      11,100,000   Pima County, AZ IDA (Global Water Resources)                             5.750     12/01/2032        10,830,159
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Pima County, AZ IDA (P.L.C. Charter Schools)                             6.750     04/01/2036         1,578,630
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Pima County, AZ IDA (Paradise Education Center)                          5.875     06/01/2022           253,240
----------------------------------------------------------------------------------------------------------------------------------
         550,000   Pima County, AZ IDA (Paradise Education Center)                          6.000     06/01/2036           556,144
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Pima County, AZ IDA (Single Family Mtg.)                                 6.200     11/01/2030           210,160
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Pima County, AZ IDA (Sonoran Science Academy)                            5.670     12/01/2027         1,560,112
----------------------------------------------------------------------------------------------------------------------------------
       1,960,000   Pima County, AZ IDA (Sonoran Science Academy)                            5.750     12/01/2037         1,895,712
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Pinal County, AZ IDA (San Manuel Facility)                               6.250     06/01/2026         1,788,782
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Quail Creek, AZ Community Facilities District                            5.550     07/15/2030         1,525,455
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   San Luis, AZ Facility Devel. Corp. (Regional
                   Detention Center)                                                        7.250     05/01/2027         1,007,680
----------------------------------------------------------------------------------------------------------------------------------
         265,000   Show Low Bluff, AZ Community Facilities District                         5.600     07/01/2031           259,416
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Show Low Bluff, AZ Community Facilities District
                   Special Assessment                                                       5.200     07/01/2017           297,081
----------------------------------------------------------------------------------------------------------------------------------
      11,825,000   Somerton, AZ IDA (Bienestar)                                             5.750     07/01/2017        11,802,533
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.000     07/01/2021           571,717
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.200     01/01/2034            91,642
----------------------------------------------------------------------------------------------------------------------------------
         775,000   Tucson & Pima Counties, AZ IDA (Single Family Mtg.)                      6.350     01/01/2034           783,192
----------------------------------------------------------------------------------------------------------------------------------
       2,360,000   Tucson, AZ IDA (Casa De Eneanto)                                         5.300     07/20/2042         2,390,043
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Tucson, AZ IDA (Joint Single Family Mtg.)                                5.000     01/01/2039           797,072


                 29 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA Continued
$      4,000,000   Verrado, AZ Community Facilities District No. 1                          5.350%    07/15/2031   $     4,021,080
----------------------------------------------------------------------------------------------------------------------------------
      10,200,000   Yavapai County, AZ IDA Solid Waste Disposal
                   (Waste Management) 1                                                     4.900     03/01/2028         9,735,135
                                                                                                                   ---------------
                                                                                                                       422,899,308
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.3%
         480,000   Calhoun County, AR Solid Waste Disposal
                   (Georgia-Pacific Corp.)                                                  6.375     11/01/2026           492,610
----------------------------------------------------------------------------------------------------------------------------------
       7,700,000   Cave Springs, AR Municipal Property (Creeks Special
                   Sewer District)                                                          6.250     02/01/2038         7,713,629
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Grand Prairie, AR Water Users Board                                      5.900     07/01/2022            50,323
----------------------------------------------------------------------------------------------------------------------------------
       1,345,000   Little River County, AR (Georgia-Pacific Corp.)                          5.600     10/01/2026         1,333,810
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Little Rock, AR Municipal Property Owners                                5.250     03/01/2023           370,466
----------------------------------------------------------------------------------------------------------------------------------
         575,000   Little Rock, AR Municipal Property Owners                                5.350     03/01/2032           568,388
----------------------------------------------------------------------------------------------------------------------------------
       8,440,000   North Little Rock, AR Residential Hsg. Facilities Board
                   (Ridgeview Apartments) 1                                                 5.600     08/20/2045         8,672,058
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pine Bluff, AR (International Paper Company)                             5.550     08/15/2022            25,253
----------------------------------------------------------------------------------------------------------------------------------
       5,460,000   Sebastian County, AR Health Facilities Board (Sparks
                   Regional Medical Center)                                                 5.625     11/01/2031         5,166,252
                                                                                                                   ---------------
                                                                                                                        24,392,789
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--14.9%
         715,000   Azusa, CA Special Tax Community Facilities
                   District No. 05-1                                                        5.000     09/01/2027           709,151
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Azusa, CA Special Tax Community Facilities
                   District No. 05-1                                                        5.000     09/01/2037         1,804,838
----------------------------------------------------------------------------------------------------------------------------------
         415,000   Bakersfield, CA Improvement Bond Act 1915                                5.100     09/02/2021           418,532
----------------------------------------------------------------------------------------------------------------------------------
       1,325,000   Bakersfield, CA Improvement Bond Act 1915                                5.125     09/02/2026         1,327,080
----------------------------------------------------------------------------------------------------------------------------------
      60,110,000   CA County Tobacco Securitization Agency                                  6.118 5   06/01/2046         6,664,997
----------------------------------------------------------------------------------------------------------------------------------
      75,000,000   CA County Tobacco Securitization Agency                                  6.300 5   06/01/2055         3,867,750
----------------------------------------------------------------------------------------------------------------------------------
     127,310,000   CA County Tobacco Securitization Agency                                  6.489 5   06/01/2046        11,347,140
----------------------------------------------------------------------------------------------------------------------------------
     107,400,000   CA County Tobacco Securitization Agency                                  6.619 5   06/01/2050         6,619,062
----------------------------------------------------------------------------------------------------------------------------------
      33,920,000   CA County Tobacco Securitization Agency                                  6.650 5   06/01/2046         2,846,566
----------------------------------------------------------------------------------------------------------------------------------
     215,100,000   CA County Tobacco Securitization Agency                                  7.000 5   06/01/2055         8,517,960
----------------------------------------------------------------------------------------------------------------------------------
     246,760,000   CA County Tobacco Securitization Agency                                  7.477 5   06/01/2055         7,565,662
----------------------------------------------------------------------------------------------------------------------------------
      36,000,000   CA County Tobacco Securitization Agency (TASC)                           0.000 8   06/01/2041        31,258,080
----------------------------------------------------------------------------------------------------------------------------------
      56,530,000   CA County Tobacco Securitization Agency (TASC)                           0.000 8   06/01/2046        49,238,195
----------------------------------------------------------------------------------------------------------------------------------
         255,000   CA County Tobacco Securitization Agency (TASC)                           5.250     06/01/2045           243,515
----------------------------------------------------------------------------------------------------------------------------------
      19,000,000   CA County Tobacco Securitization Agency (TASC)                           5.250     06/01/2046        18,137,590
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   CA County Tobacco Securitization Agency (TASC)                           5.500     06/01/2033         2,549,125
----------------------------------------------------------------------------------------------------------------------------------
         680,000   CA County Tobacco Securitization Agency (TASC)                           5.750     06/01/2029           699,108
----------------------------------------------------------------------------------------------------------------------------------
         235,000   CA County Tobacco Securitization Agency (TASC)                           5.875     06/01/2027           243,867


                 30 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      2,610,000   CA County Tobacco Securitization Agency (TASC)                           5.875%    06/01/2035   $     2,694,903
----------------------------------------------------------------------------------------------------------------------------------
       7,285,000   CA County Tobacco Securitization Agency (TASC)                           5.875     06/01/2043         7,496,265
----------------------------------------------------------------------------------------------------------------------------------
       2,930,000   CA County Tobacco Securitization Agency (TASC)                           6.000     06/01/2042         3,037,033
----------------------------------------------------------------------------------------------------------------------------------
         155,000   CA County Tobacco Securitization Agency (TASC)                           6.000     06/01/2043           170,255
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   CA County Tobacco Securitization Agency (TASC)                           6.125     06/01/2038         5,215,600
----------------------------------------------------------------------------------------------------------------------------------
     318,250,000   CA County Tobacco Securitization Agency (TASC)                           6.315 5   06/01/2050        23,849,655
----------------------------------------------------------------------------------------------------------------------------------
      57,000,000   CA County Tobacco Securitization Agency (TASC)                           6.400 5   06/01/2046         5,572,320
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   CA GO 1                                                                  4.750     12/01/2018         9,174,015
----------------------------------------------------------------------------------------------------------------------------------
      21,000,000   CA GO 1                                                                  4.900     12/01/2025        21,253,470
----------------------------------------------------------------------------------------------------------------------------------
      57,500,000   CA GO 1                                                                  5.050     12/01/2036        57,928,950
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   CA GO 1                                                                  5.000     06/01/2037        10,277,050
----------------------------------------------------------------------------------------------------------------------------------
     265,000,000   CA Golden State Tobacco Securitization Corp. (TASC) 1,6                  5.750     06/01/2047       273,301,207
----------------------------------------------------------------------------------------------------------------------------------
     122,060,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.000     06/01/2045       122,798,463
----------------------------------------------------------------------------------------------------------------------------------
      44,650,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.125     06/01/2047        41,715,156
----------------------------------------------------------------------------------------------------------------------------------
   1,071,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                      5.899 5   06/01/2047       107,432,010
----------------------------------------------------------------------------------------------------------------------------------
     340,000,000   CA Golden State Tobacco Securitization Corp. (TASC)                      6.000 5   06/01/2047        32,626,400
----------------------------------------------------------------------------------------------------------------------------------
       6,250,000   CA Pollution Control Financing Authority
                   (Browning-Ferris Industries)                                             6.750     09/01/2019         6,255,125
----------------------------------------------------------------------------------------------------------------------------------
      25,575,000   CA Pollution Control Financing Authority
                   (Browning-Ferris Industries)                                             6.875     11/01/2027        25,712,338
----------------------------------------------------------------------------------------------------------------------------------
       2,980,000   CA Pollution Control Financing Authority
                   (General Motors Corp.)                                                   5.500     04/01/2008         2,974,815
----------------------------------------------------------------------------------------------------------------------------------
       4,815,000   CA Statewide CDA (Aspire Public Schools)                                 7.250     08/01/2031         4,960,172
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   CA Statewide CDA (East Valley Tourist)                                   9.250     10/01/2020        14,040,260
----------------------------------------------------------------------------------------------------------------------------------
      14,400,000   CA Statewide CDA (Fairfield Apartments) 9                                7.250     01/01/2035         8,693,856
----------------------------------------------------------------------------------------------------------------------------------
     555,300,000   CA Statewide Financing Authority Tobacco Settlement                      7.001 5   06/01/2055        21,989,880
----------------------------------------------------------------------------------------------------------------------------------
     260,000,000   CA Statewide Financing Authority Tobacco Settlement                      7.876 5   06/01/2055         7,053,800
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2037         4,667,580
----------------------------------------------------------------------------------------------------------------------------------
         100,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2043           103,596
----------------------------------------------------------------------------------------------------------------------------------
       1,405,000   CA Statewide Financing Authority Tobacco
                   Settlement (TASC)                                                        6.000     05/01/2043         1,455,524
----------------------------------------------------------------------------------------------------------------------------------
       3,875,000   CA Valley Health System COP                                              6.875     05/15/2023         3,880,464
----------------------------------------------------------------------------------------------------------------------------------
       1,380,000   Lathrop, CA Special Tax Community Facilities
                   District No. 03-2 4                                                      7.000     09/01/2033         1,423,180
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Long Beach, CA Harbor 1                                                  5.200     05/15/2027        13,499,395
----------------------------------------------------------------------------------------------------------------------------------
       5,700,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Air Canada)                                                       8.750     10/01/2014         5,443,842
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (American Airlines) 4                                              7.500     12/01/2024         2,389,133


                 31 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$      1,710,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Continental Airlines) 4                                           5.650%    08/01/2017   $     1,670,499
----------------------------------------------------------------------------------------------------------------------------------
       1,135,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Delta Airlines) 4                                                 6.350     11/01/2025         1,134,614
----------------------------------------------------------------------------------------------------------------------------------
      13,415,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Delta-Continental Airlines) 6                                     9.250     08/01/2024        13,685,983
----------------------------------------------------------------------------------------------------------------------------------
     155,000,000   Northern CA Gas Authority 1                                              4.311 2   07/01/2027       151,900,000
----------------------------------------------------------------------------------------------------------------------------------
     115,975,000   Northern CA Tobacco Securitization Authority (TASC)                      6.375 5   06/01/2045        12,767,688
----------------------------------------------------------------------------------------------------------------------------------
       5,925,000   Palm Desert, CA Improvement Bond Act 1915                                5.100     09/02/2037         5,725,861
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   San Diego County, CA COP                                                 5.700     02/01/2028         2,199,736
----------------------------------------------------------------------------------------------------------------------------------
      45,440,000   Southern CA Tobacco Securitization Authority                             5.125     06/01/2046        42,474,586
----------------------------------------------------------------------------------------------------------------------------------
     175,550,000   Southern CA Tobacco Securitization Authority                             6.250 5   06/01/2046        16,656,184
----------------------------------------------------------------------------------------------------------------------------------
      41,325,000   Southern CA Tobacco Securitization Authority                             6.400 5   06/01/2046         3,695,282
----------------------------------------------------------------------------------------------------------------------------------
     143,080,000   Southern CA Tobacco Securitization Authority                             7.100 5   06/01/2046        10,059,955
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Southern CA Tobacco Securitization Authority (TASC)                      5.000     06/01/2037           116,138
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Stockton, CA Public Financing Authority, Series A                        5.250     09/01/2031         3,083,850
----------------------------------------------------------------------------------------------------------------------------------
       2,860,000   Stockton, CA Public Financing Authority, Series A                        5.250     09/01/2034         2,935,733
----------------------------------------------------------------------------------------------------------------------------------
       5,425,000   Temecula, CA Public Financing Authority Community
                   Facilities District (Roripaugh)                                          5.450     09/01/2026         5,044,708
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Temecula, CA Public Financing Authority Community
                   Facilities District (Roripaugh)                                          5.500     09/01/2036         3,647,120
----------------------------------------------------------------------------------------------------------------------------------
       2,680,000   Val Verde, CA Unified School District Special Tax                        5.450     09/01/2036         2,758,444
                                                                                                                   ---------------
                                                                                                                     1,282,700,311
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--3.5%
       1,000,000   Andonea, CO Metropolitan District No. 2                                  6.125     12/01/2025         1,033,480
----------------------------------------------------------------------------------------------------------------------------------
       2,380,000   Andonea, CO Metropolitan District No. 3                                  6.250     12/01/2035         2,463,252
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Arista, CO Metropolitan District                                         6.750     12/01/2035         5,321,750
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Aurora, CO Single Tree Metropolitan District                             5.500     11/15/2031         1,509,060
----------------------------------------------------------------------------------------------------------------------------------
       2,620,000   Beacon Point, CO Metropolitan District                                   6.125     12/01/2025         2,707,718
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Beacon Point, CO Metropolitan District                                   6.250     12/01/2035         2,055,300
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Bent County, CO School District No. RE-2
                   (McClave) COP                                                            5.000     12/01/2026           378,529
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Castle Oaks, CO Metropolitan District                                    6.000     12/01/2025         1,025,250
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Castle Oaks, CO Metropolitan District                                    6.125     12/01/2035         1,529,235
----------------------------------------------------------------------------------------------------------------------------------
       5,920,000   Central Marksheffel, CO Metropolitan District                            7.250     12/01/2029         6,320,606
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   CO Educational & Cultural Facilities Authority
                   (Banning Lewis Ranch Academy)                                            6.125     12/15/2035         1,532,025
----------------------------------------------------------------------------------------------------------------------------------
         680,000   CO Educational & Cultural Facilities Authority
                   (Carbon Valley Academy Charter School)                                   5.625     12/01/2036           683,618
----------------------------------------------------------------------------------------------------------------------------------
       2,475,000   CO Educational & Cultural Facilities Authority
                   (Inn at Auraria)                                                         5.375     07/01/2015         2,481,212


                 32 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$     24,295,000   CO Educational & Cultural Facilities Authority
                   (Inn at Auraria)                                                         6.000%    07/01/2042   $    24,592,128
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   CO Health Facilities Authority (Christian Living
                   Communities)                                                             5.750     01/01/2037         2,047,340
----------------------------------------------------------------------------------------------------------------------------------
       1,225,000   CO Health Facilities Authority Health & Residential
                   Care Facilities (Volunteers of America)                                  5.300     07/01/2037         1,200,451
----------------------------------------------------------------------------------------------------------------------------------
         405,000   CO Hsg. & Finance Authority                                              6.400     11/01/2024           413,695
----------------------------------------------------------------------------------------------------------------------------------
         690,000   CO Hsg. & Finance Authority 4                                            6.450     04/01/2030           723,686
----------------------------------------------------------------------------------------------------------------------------------
         735,000   CO Hsg. & Finance Authority                                              7.000     02/01/2030           771,081
----------------------------------------------------------------------------------------------------------------------------------
         170,000   CO Hsg. & Finance Authority                                              7.050     04/01/2031           178,566
----------------------------------------------------------------------------------------------------------------------------------
         675,000   CO Hsg. & Finance Authority                                              7.050     04/01/2031           709,013
----------------------------------------------------------------------------------------------------------------------------------
         695,000   CO Hsg. & Finance Authority                                              7.250     10/01/2031           709,359
----------------------------------------------------------------------------------------------------------------------------------
         435,000   CO Hsg. & Finance Authority                                              8.400     10/01/2021           459,182
----------------------------------------------------------------------------------------------------------------------------------
          15,000   CO Hsg. & Finance Authority (Single Family)                              6.500     11/01/2029            15,317
----------------------------------------------------------------------------------------------------------------------------------
          40,000   CO Hsg. & Finance Authority (Single Family)                              6.800     04/01/2030            40,978
----------------------------------------------------------------------------------------------------------------------------------
       2,040,000   CO Hsg. & Finance Authority (Single Family) 4                            6.800     02/01/2031         2,152,282
----------------------------------------------------------------------------------------------------------------------------------
          80,000   CO Hsg. & Finance Authority (Single Family)                              7.000     05/01/2026            82,109
----------------------------------------------------------------------------------------------------------------------------------
          74,000   CO Hsg. & Finance Authority (Single Family)                              7.250     05/01/2027            76,059
----------------------------------------------------------------------------------------------------------------------------------
           5,000   CO Hsg. & Finance Authority (Single Family)                              7.375     06/01/2026             5,140
----------------------------------------------------------------------------------------------------------------------------------
         400,000   CO Hsg. & Finance Authority, Series C-2                                  6.600     08/01/2032           420,376
----------------------------------------------------------------------------------------------------------------------------------
         380,000   CO Hsg. & Finance Authority, Series C-2                                  6.875     11/01/2028           384,682
----------------------------------------------------------------------------------------------------------------------------------
       7,050,000   CO International Center Metropolitan District No. 3                      6.500     12/01/2035         7,300,416
----------------------------------------------------------------------------------------------------------------------------------
         215,000   Colorado Springs, CO Utilities                                           5.000     11/15/2043           219,577
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Confluence, CO Metropolitan District                                     5.400     12/01/2027           983,560
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Confluence, CO Metropolitan District                                     5.450     12/01/2034           735,833
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Copperleaf, CO Metropolitan District No. 2                               5.850     12/01/2026         1,021,830
----------------------------------------------------------------------------------------------------------------------------------
       1,850,000   Copperleaf, CO Metropolitan District No. 2                               5.950     12/01/2036         1,864,967
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Crystal Crossing, CO Metropolitan District                               6.000     12/01/2036         1,116,764
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Denver, CO City & County Airport 1                                       5.000     11/15/2025         8,282,080
----------------------------------------------------------------------------------------------------------------------------------
         545,000   Denver, CO City & County Airport                                         5.000     11/15/2025           551,213
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Denver, CO City & County Airport                                         5.000     11/15/2031           195,684
----------------------------------------------------------------------------------------------------------------------------------
      28,500,000   Denver, CO City & County Airport Special Facilities
                   (United Air Lines)                                                       5.250     10/01/2032        27,650,130
----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   Denver, CO City & County Airport Special Facilities
                   (United Air Lines)                                                       5.750     10/01/2032        22,620,620
----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   Denver, CO Convention Center Hotel Authority 1                           5.000     12/01/2035        41,298,200
----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   Denver, CO Urban Renewal Authority                                       9.125     09/01/2017         1,371,260
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Eagle County, CO Airport Terminal Corp.                                  5.250     05/01/2020           373,073
----------------------------------------------------------------------------------------------------------------------------------
       1,335,000   Elbert & Highway 86, CO Metropolitan District                            5.750     12/01/2036         1,304,375
----------------------------------------------------------------------------------------------------------------------------------
       2,475,000   Elkhorn Ranch, CO Metropolitan District 4                                6.375     12/01/2035         2,573,555


                 33 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$        560,000   Fairplay, CO Sanitation District                                         5.250%    12/15/2031   $       546,062
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Fallbrook, CO Metropolitan District                                      5.625     12/01/2026           694,729
----------------------------------------------------------------------------------------------------------------------------------
       2,960,000   Heritage Todd Creek, CO Metropolitan District                            5.500     12/01/2037         2,868,536
----------------------------------------------------------------------------------------------------------------------------------
       3,625,000   High Plains, CO Metropolitan District                                    6.125     12/01/2025         3,707,650
----------------------------------------------------------------------------------------------------------------------------------
       6,625,000   High Plains, CO Metropolitan District                                    6.250     12/01/2035         6,786,186
----------------------------------------------------------------------------------------------------------------------------------
       3,725,000   Highline Business Improvement District (Littleton, CO) 6,9               5.250     12/15/2019         1,974,250
----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Horse Creek, CO Metropolitan District                                    5.750     12/01/2036         1,034,242
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Huntington Trails, CO Metropolitan District                              6.250     12/01/2036           517,265
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Lambertson Farms, CO Metropolitan District No. 1 4                       6.100     12/01/2035         3,668,063
----------------------------------------------------------------------------------------------------------------------------------
       1,145,000   Liberty Ranch, CO Metropolitan District                                  6.250     12/01/2036         1,182,877
----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Lincoln Park, CO Metropolitan District                                   7.750     12/01/2026        11,856,790
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Madre, CO Metropolitan District No. 2 4                                  5.500     12/01/2036         1,825,613
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Mountain Shadows, CO Metropolitan District 4                             5.625     12/01/2037         1,742,652
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Murphy Creek, CO Metropolitan District No. 3                             6.000     12/01/2026         3,079,770
----------------------------------------------------------------------------------------------------------------------------------
       9,060,000   Murphy Creek, CO Metropolitan District No. 3                             6.125     12/01/2035         9,302,717
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   North Range, CO Metropolitan District No. 2                              5.500     12/15/2037           990,450
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Northwest CO Metropolitan District No. 3                                 6.125     12/01/2025         4,653,675
----------------------------------------------------------------------------------------------------------------------------------
       5,625,000   Northwest CO Metropolitan District No. 3                                 6.250     12/01/2035         5,825,531
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Park Meadows, CO Business Improvement District                           5.300     12/01/2027           600,192
----------------------------------------------------------------------------------------------------------------------------------
      17,640,000   Park Valley, CO Water & Sanitation Metropolitan District                 6.000 5   12/15/2017         9,548,532
----------------------------------------------------------------------------------------------------------------------------------
         850,000   Prairie Center, CO Metropolitan District No. 3                           5.250     12/15/2021           828,606
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Prairie Center, CO Metropolitan District No. 3                           5.400     12/15/2031         1,203,225
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Prairie Center, CO Metropolitan District No. 3                           5.400     12/15/2031           962,580
----------------------------------------------------------------------------------------------------------------------------------
       2,275,000   Regency, CO Metropolitan District                                        5.750     12/01/2036         2,270,314
----------------------------------------------------------------------------------------------------------------------------------
       1,320,000   Silver Peaks, CO Metropolitan District                                   5.750     12/01/2036         1,289,719
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Sorrell Ranch, CO Metropolitan District                                  5.750     12/01/2036         1,501,470
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Sorrell Ranch, CO Metropolitan District                                  6.750     12/15/2036         1,735,868
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Southlands, CO Medical District                                          7.000     12/01/2024         1,187,360
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Southlands, CO Medical District                                          7.125     12/01/2034         2,389,060
----------------------------------------------------------------------------------------------------------------------------------
       1,330,000   Stoneridge, CO Metropolitan District                                     5.625     12/01/2036         1,332,474
----------------------------------------------------------------------------------------------------------------------------------
       2,065,000   Tallgrass, CO Metropolitan District                                      5.250     12/01/2037         1,958,508
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Tallyns Reach, CO Metropolitan District No. 3                            5.200     12/01/2036           479,295
----------------------------------------------------------------------------------------------------------------------------------
         655,000   Todd Creek Farms, CO Metropolitan District No. 1                         6.125     12/01/2019           681,174
----------------------------------------------------------------------------------------------------------------------------------
         695,000   Traditions, CO Metropolitan District No. 2                               5.750     12/01/2036           681,899
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Wheatlands, CO Metropolitan District                                     6.000     12/01/2025         1,028,540
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Wheatlands, CO Metropolitan District                                     6.125     12/01/2035         3,090,180
----------------------------------------------------------------------------------------------------------------------------------
       1,550,000   Wildgrass, CO Metropolitan District                                      6.200     12/01/2034         1,617,317
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Woodmen Heights, CO Metropolitan District No. 1                          6.750     12/01/2020           787,635
----------------------------------------------------------------------------------------------------------------------------------
      12,250,000   Woodmen Heights, CO Metropolitan District No. 1                          7.000     12/01/2030        12,899,250


                 34 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
COLORADO Continued
$      1,000,000   Wyndham Hill, CO Metropolitan District                                   6.250%    12/01/2025   $     1,038,340
----------------------------------------------------------------------------------------------------------------------------------
       2,450,000   Wyndham Hill, CO Metropolitan District                                   6.375     12/01/2035         2,547,559
                                                                                                                   ---------------
                                                                                                                       297,401,771
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--0.6%
          50,000   CT Devel. Authority (Aquarion Water Company
                   of Connecticut)                                                          6.000     09/01/2036            50,848
----------------------------------------------------------------------------------------------------------------------------------
          25,000   CT Devel. Authority (Bridgeport Hydraulic Company)                       6.150     04/01/2035            25,533
----------------------------------------------------------------------------------------------------------------------------------
          55,000   CT Devel. Authority (Bridgeport Hydraulic Company)                       6.150     04/01/2035            56,187
----------------------------------------------------------------------------------------------------------------------------------
         165,667   CT Devel. Authority (East Hills Woods)                                   7.750     11/01/2017           164,656
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   CT Devel. Authority Airport Facility (Learjet) 4                         7.950     04/01/2026         1,768,500
----------------------------------------------------------------------------------------------------------------------------------
         470,000   CT Devel. Authority Pollution Control (Connecticut
                   Light & Power Company)                                                   5.850     09/01/2028           485,623
----------------------------------------------------------------------------------------------------------------------------------
       8,275,000   CT Devel. Authority Pollution Control (Connecticut
                   Light & Power Company)                                                   5.950     09/01/2028         8,543,607
----------------------------------------------------------------------------------------------------------------------------------
      15,590,000   CT Devel. Authority Pollution Control (Western
                   Massachusetts Electric Company)                                          5.850     09/01/2028        16,108,212
----------------------------------------------------------------------------------------------------------------------------------
         125,000   CT H&EFA (Bridgeport Hospital/Bridgeport Hospital
                   Foundation Obligated Group)                                              6.500     07/01/2012           127,604
----------------------------------------------------------------------------------------------------------------------------------
          20,000   CT H&EFA (St. Mary's Hospital Corp.)                                     5.500     07/01/2012            19,733
----------------------------------------------------------------------------------------------------------------------------------
         235,000   CT H&EFA (Windham Community Memorial Hospital)                           6.000     07/01/2020           238,227
----------------------------------------------------------------------------------------------------------------------------------
       5,800,000   CT HFA                                                                   5.150     05/15/2038         5,859,566
----------------------------------------------------------------------------------------------------------------------------------
          80,000   CT HFA                                                                   6.300     11/15/2017            81,786
----------------------------------------------------------------------------------------------------------------------------------
       9,020,000   CT Resource Recovery Authority
                   (Browning-Ferris Industries)                                             6.450     11/15/2022         9,156,112
----------------------------------------------------------------------------------------------------------------------------------
         270,000   Eastern CT Res Rec (Wheelabrator Lisbon)                                 5.500     01/01/2020           270,702
----------------------------------------------------------------------------------------------------------------------------------
       2,975,000   Georgetown, CT Special Taxing District                                   5.125     10/01/2036         2,891,462
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Mashantucket, CT Western Pequot Tribe, Series B                          5.500     09/01/2036         3,826,350
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Mashantucket, CT Western Pequot Tribe, Series B                          5.750     09/01/2027         1,769,548
----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   New Britain, CT Senior Citizens Hsg. (Nathan
                   Hale Apartments)                                                         6.875     07/01/2024         1,331,954
----------------------------------------------------------------------------------------------------------------------------------
       1,710,000   West Haven, CT Hsg. Authority (Meadow Landing
                   Apartments)                                                              6.000     01/01/2028         1,788,404
----------------------------------------------------------------------------------------------------------------------------------
         635,000   West Haven, CT Hsg. Authority (Meadow Landing
                   Apartments)                                                              6.000     01/01/2033           661,340
                                                                                                                   ---------------
                                                                                                                        55,225,954
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.1%
       1,810,000   DE EDA (General Motors Corp.) 4                                          5.600     04/01/2009         1,800,751
----------------------------------------------------------------------------------------------------------------------------------
         295,000   DE EDA (Peninsula United Methodist Homes)                                6.300     05/01/2022           299,095
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   DE Hsg. Authority (Single Family Mtg.)                                   5.000     07/01/2048         2,919,900
----------------------------------------------------------------------------------------------------------------------------------
          15,000   DE Hsg. Authority (Single Family Mtg.)                                   6.000     07/01/2018            15,239
----------------------------------------------------------------------------------------------------------------------------------
          55,000   DE Hsg. Authority (Single Family Mtg.)                                   6.000     07/01/2032            56,228


                 35 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE Continued
$      6,939,000   Millsboro, DE Special Obligation (Plantation Lakes)                      5.450%    07/01/2036   $     6,824,576
----------------------------------------------------------------------------------------------------------------------------------
         200,000   New Castle County, DE Pollution Control (General
                   Motors Corp.)                                                            7.000 2   10/01/2008           200,000
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Wilmington, DE GO                                                        6.200     10/01/2016            25,541
                                                                                                                   ---------------
                                                                                                                        12,141,330
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--3.0%
         110,000   District of Columbia HFA (Benning Road Apartments)                       6.300     01/01/2012           110,111
----------------------------------------------------------------------------------------------------------------------------------
      10,380,000   District of Columbia HFA (Shipley Park Apartments) 1                     4.800     06/01/2038        10,100,934
----------------------------------------------------------------------------------------------------------------------------------
         125,000   District of Columbia Tobacco Settlement Financing Corp.                  6.250     05/15/2024           131,866
----------------------------------------------------------------------------------------------------------------------------------
      10,300,000   District of Columbia Tobacco Settlement Financing Corp.                  6.500     05/15/2033        11,916,894
----------------------------------------------------------------------------------------------------------------------------------
      32,680,000   District of Columbia Tobacco Settlement Financing Corp.                  6.750     05/15/2040        34,940,476
----------------------------------------------------------------------------------------------------------------------------------
     435,000,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   6.250 5   06/15/2046        41,499,000
----------------------------------------------------------------------------------------------------------------------------------
   1,348,680,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   6.873 5   06/15/2055        56,091,601
----------------------------------------------------------------------------------------------------------------------------------
   1,055,000,000   District of Columbia Tobacco Settlement Financing Corp.
                   (TASC)                                                                   7.250 5   06/15/2055        36,123,200
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Metropolitan Washington D.C. Airport Authority                           5.000     10/01/2033            20,285
----------------------------------------------------------------------------------------------------------------------------------
      12,270,000   Metropolitan Washington D.C. Airport Authority, Series A 1               4.750     10/01/2018        12,532,578
----------------------------------------------------------------------------------------------------------------------------------
      12,300,000   Metropolitan Washington D.C. Airport Authority, Series A 1               4.750     10/01/2019        12,563,220
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.000     10/01/2035         5,086,875
----------------------------------------------------------------------------------------------------------------------------------
       8,230,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.125     10/01/2029         8,427,403
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.250     10/01/2020         1,787,450
----------------------------------------------------------------------------------------------------------------------------------
      22,300,000   Metropolitan Washington D.C. Airport Authority, Series A 1               5.250     10/01/2032        22,948,149
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Metropolitan Washington D.C. Airport Authority, Series B 1               5.000     10/01/2034         5,078,825
                                                                                                                   ---------------
                                                                                                                       259,358,867
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--14.4%
       1,250,000   Aberdeen, FL Community Devel. District                                   5.250     11/01/2015         1,236,313
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Aberdeen, FL Community Devel. District                                   5.500     11/01/2011           482,328
----------------------------------------------------------------------------------------------------------------------------------
       7,015,000   Aberdeen, FL Community Devel. District                                   5.500     05/01/2036         6,939,378
----------------------------------------------------------------------------------------------------------------------------------
       1,895,000   Amelia Walk, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2037         1,874,288
----------------------------------------------------------------------------------------------------------------------------------
       5,350,000   Amelia, FL Concourse Community Devel. District                           5.750     05/01/2038         5,363,696
----------------------------------------------------------------------------------------------------------------------------------
      14,000,000   Arborwood, FL Community Devel. District (Centex Homes)                   5.250     05/01/2016        13,855,800
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   Arlington Ridge, FL Community Devel. District                            5.500     05/01/2036         4,154,724
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Ave Maria Stewardship, FL Community Devel. District                      5.125     05/01/2038         2,083,028
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Avelar Creek, FL Community Devel. District                               5.375     05/01/2036         2,185,695
----------------------------------------------------------------------------------------------------------------------------------
       1,205,000   Avignon Villages, FL Community Devel. District                           5.300     05/01/2014         1,189,853
----------------------------------------------------------------------------------------------------------------------------------
         770,000   Avignon Villages, FL Community Devel. District                           5.400     05/01/2037           735,004
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Bahia Lakes, FL Community Devel. District                                5.450     05/01/2037           981,850


                 36 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      2,620,000   Bainebridge, FL Community Devel. District                                5.500%    05/01/2038   $     2,564,613
----------------------------------------------------------------------------------------------------------------------------------
       2,740,000   Bartram Park, FL Community Devel. District                               5.300     05/01/2035         2,652,758
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Bayshore, FL Hsg. Corp.                                                  8.000     12/01/2016           184,786
----------------------------------------------------------------------------------------------------------------------------------
       4,800,000   Baywinds, FL Community Devel. District                                   4.900     05/01/2012         4,736,736
----------------------------------------------------------------------------------------------------------------------------------
       6,230,000   Baywinds, FL Community Devel. District                                   5.250     05/01/2037         5,868,162
----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   Beacon, FL Tradeport Community Devel. District                           7.250     05/01/2033         2,089,172
----------------------------------------------------------------------------------------------------------------------------------
      11,000,000   Beacon, FL Tradeport Community Devel. District 1                         5.625     05/01/2032        11,507,430
----------------------------------------------------------------------------------------------------------------------------------
       9,955,000   Bella Verde, FL Golf Community Devel. District                           4.800     12/18/2007         9,935,787
----------------------------------------------------------------------------------------------------------------------------------
       7,625,000   Bonnet Creek, FL Resort Community Devel. District
                   Special Assessment                                                       7.500     05/01/2034         8,258,104
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Broward County, FL Educational Facilities Authority
                   (Nova Southeastern University) 1                                         5.000     04/01/2036        10,271,800
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Broward County, FL Educational Facilities Authority
                   (Pompano Oaks Apartments)                                                6.000     12/01/2027            76,273
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Broward County, FL HFA (Cross Keys Apartments)                           5.750     10/01/2028            25,203
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Broward County, FL HFA (Heron Pointe Apartments)                         5.700     11/01/2029           160,958
----------------------------------------------------------------------------------------------------------------------------------
      12,475,000   Broward County, FL HFA (Pembroke Village Apartments)                     7.000     06/01/2046        12,400,774
----------------------------------------------------------------------------------------------------------------------------------
       1,310,000   Broward County, FL HFA (Single Family)                                   5.000     10/01/2039         1,306,162
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Broward County, FL HFA (Stirling Apartments)                             5.600     10/01/2018            15,144
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Broward County, FL HFA (Stirling Apartments)                             5.750     04/01/2038           127,248
----------------------------------------------------------------------------------------------------------------------------------
         805,000   Broward County, FL Port Facilities                                       5.000     09/01/2027           811,295
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Cascades, FL Groveland Community Devel. District                         5.300     05/01/2036           796,034
----------------------------------------------------------------------------------------------------------------------------------
       1,050,000   Century Gardens, FL Community Devel. District                            5.100     05/01/2037           969,297
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.200     05/01/2011         2,479,100
----------------------------------------------------------------------------------------------------------------------------------
       3,665,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.250     05/01/2015         3,626,811
----------------------------------------------------------------------------------------------------------------------------------
      12,595,000   Chapel Creek, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038        12,455,573
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   City Center, FL Community Devel. District                                6.000     05/01/2038         4,157,622
----------------------------------------------------------------------------------------------------------------------------------
       1,980,000   City Center, FL Community Devel. District                                6.125     05/01/2036         1,986,811
----------------------------------------------------------------------------------------------------------------------------------
      19,840,000   Clearwater Cay, FL Community Devel. District                             5.500     05/01/2037        19,623,149
----------------------------------------------------------------------------------------------------------------------------------
         265,000   Collier County, FL HFA (Saxon Manor Isles Apartments)                    5.450     03/01/2030           268,331
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Collier County, FL IDA (Allete)                                          6.500     10/01/2025            55,229
----------------------------------------------------------------------------------------------------------------------------------
       4,080,000   Connerton West, FL Community Devel. District                             5.125     05/01/2016         4,040,016
----------------------------------------------------------------------------------------------------------------------------------
       4,370,000   Connerton West, FL Community Devel. District                             5.400     05/01/2038         4,257,691
----------------------------------------------------------------------------------------------------------------------------------
       4,940,000   Copperstone, FL Community Devel. District                                5.200     05/01/2038         4,627,249
----------------------------------------------------------------------------------------------------------------------------------
       7,520,000   Cordoba Ranch, FL Community Devel. District Special
                   Assessment                                                               5.550     05/01/2037         7,427,579
----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   Creekside, FL Community Devel. District                                  5.200     05/01/2038         3,044,243


                 37 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      1,130,000   Crestview II, FL Community Devel. District
                   Special Assessment                                                       5.600%    05/01/2037   $     1,137,266
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Crosscreek, FL Community Devel. District                                 5.500     05/01/2017         2,595,154
----------------------------------------------------------------------------------------------------------------------------------
       1,280,000   Crosscreek, FL Community Devel. District                                 5.600     05/01/2039         1,238,413
----------------------------------------------------------------------------------------------------------------------------------
       9,685,000   Cypress Creek of Hillsborough County, FL Community
                   Devel. District                                                          5.350     05/01/2037         9,369,366
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Dade City, FL (First Mtg. - Retirement Care)                             8.000     01/01/2025            69,987
----------------------------------------------------------------------------------------------------------------------------------
         385,000   Dade County, FL Aviation (Miami International Airport)                   5.125     10/01/2022           389,416
----------------------------------------------------------------------------------------------------------------------------------
         525,000   Dade County, FL Aviation (Miami International Airport) 4                 5.750     10/01/2018           533,747
----------------------------------------------------------------------------------------------------------------------------------
       2,695,000   Dade County, FL Aviation (Miami International Airport) 4                 5.750     10/01/2026         2,739,899
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dade County, FL Aviation, Series A                                       5.750     10/01/2011           122,171
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL Guaranteed Entitlement                                   5.832 5   02/01/2018            13,572
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Dade County, FL HFA (Golden Lakes Apartments)                            6.050     11/01/2039            45,221
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Dade County, FL HFA (Siesta Pointe Apartments)                           5.650     09/01/2017            40,353
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Dade County, FL HFA (Siesta Pointe Apartments)                           5.750     09/01/2029            70,474
----------------------------------------------------------------------------------------------------------------------------------
          10,664   Dade County, FL HFA (Single Family Mtg.)                                 6.100     04/01/2027            11,008
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL IDA (Florida Club Care)                                  6.600     01/20/2018            25,050
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Dade County, FL IDA (Miami Cerebral Palsy Residence)                     8.000     06/01/2022         1,922,743
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Dade County, FL Res Rec                                                  5.500     10/01/2013           116,533
----------------------------------------------------------------------------------------------------------------------------------
       3,195,000   Durbin Crossing, FL Community Devel. District Special
                   Assessment                                                               5.250     11/01/2015         3,160,015
----------------------------------------------------------------------------------------------------------------------------------
         735,000   East Homestead, FL Community Devel. District                             5.375     05/01/2036           709,907
----------------------------------------------------------------------------------------------------------------------------------
         960,000   East Homestead, FL Community Devel. District                             5.450     11/01/2036           937,440
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Easton Park, FL Community Devel. District                                5.200     05/01/2037         1,054,676
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Edgewater, FL Water & Sewer                                              7.000     10/01/2021             5,013
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Enclave at Black Point Marina, FL Community Devel.
                   District                                                                 5.200     05/01/2014         1,491,795
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Enclave at Black Point Marina, FL Community Devel.
                   District                                                                 5.400     05/01/2037           719,528
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   Escambia County, FL Environmental Improvement
                   (International Paper Company)                                            5.000     08/01/2026         4,082,106
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Escambia County, FL HFA (Single Family Mtg.)                             5.500     10/01/2031            76,091
----------------------------------------------------------------------------------------------------------------------------------
      21,495,000   Fiddlers Creek, FL Community Devel. District No. 2
                   Special Assessment                                                       6.000     05/01/2038        21,994,329
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL Capital Projects Finance Authority CCRC (Glenridge
                   on Palmer Ranch)                                                         7.625     06/01/2032            52,988
----------------------------------------------------------------------------------------------------------------------------------
       8,485,000   FL Capital Projects Finance Authority CCRC (Glenridge
                   on Palmer Ranch)                                                         8.000     06/01/2032        10,046,919
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   FL Capital Projects Finance Authority Solid Waste
                   (Waste Corp. of America)                                                 9.000     09/01/2020         1,252,638
----------------------------------------------------------------------------------------------------------------------------------
      26,200,000   FL Capital Trust Agency (AHF Florida LLC)                                8.125     10/01/2038        27,284,418
----------------------------------------------------------------------------------------------------------------------------------
       3,085,000   FL Capital Trust Agency (American Opportunity)                           5.750     06/01/2023         3,120,570


                 38 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      2,000,000   FL Capital Trust Agency (American Opportunity)                           5.875%    06/01/2038   $     2,029,260
----------------------------------------------------------------------------------------------------------------------------------
         970,000   FL Capital Trust Agency (American Opportunity)                           7.250     06/01/2038         1,015,503
----------------------------------------------------------------------------------------------------------------------------------
         705,000   FL Capital Trust Agency (American Opportunity)                           8.250     12/01/2038           730,514
----------------------------------------------------------------------------------------------------------------------------------
       7,135,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                       6.000     07/01/2040         7,374,165
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   FL Capital Trust Agency (Atlantic Hsg. Foundation)                       8.000     07/01/2040        13,268,710
----------------------------------------------------------------------------------------------------------------------------------
      24,600,000   FL Capital Trust Agency (Seminole Tribe Convention)                      8.950     10/01/2033        29,465,880
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFA (Hsg. Partners of Panama City)                                    5.700     05/01/2037            10,106
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFA (Landings Boot Ranch)                                             6.100     11/01/2035            60,926
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFA (Mar Lago Village Apartments)                                     5.900     12/01/2027           102,494
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Reserve at Kanapaha)                                             5.700     07/01/2037            50,578
----------------------------------------------------------------------------------------------------------------------------------
       4,905,000   FL HFA (St. Cloud Village Associates)                                    5.950     02/01/2030         5,016,147
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Stoddert Arms Apartments)                                        6.250     09/01/2026            50,557
----------------------------------------------------------------------------------------------------------------------------------
       1,150,000   FL HFA (The Vinyards)                                                    6.500     11/01/2025         1,168,423
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Turtle Creek Apartments)                                         6.150     05/01/2026            25,175
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Turtle Creek Apartments)                                         6.200     05/01/2036            15,099
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFA (Vizcaya Villas)                                                  6.125     12/01/2021            45,401
----------------------------------------------------------------------------------------------------------------------------------
          80,000   FL HFA (Vizcaya Villas)                                                  6.200     12/01/2028            80,734
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Wentworth Apartments)                                            5.450     10/01/2037            15,127
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Willow Lake Apartments)                                          5.250     01/01/2021            50,375
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFA (Willow Lakes Apartments)                                         5.350     07/01/2027           100,930
----------------------------------------------------------------------------------------------------------------------------------
         180,000   FL HFC (Ashton Lake Apartments)                                          5.700     07/01/2033           183,694
----------------------------------------------------------------------------------------------------------------------------------
          55,000   FL HFC (Ashton Point Apartments)                                         5.625     07/01/2029            56,048
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Ashton Point Apartments)                                         5.750     07/01/2036           102,120
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Brittany of Rosemont)                                            6.250     07/01/2035            15,067
----------------------------------------------------------------------------------------------------------------------------------
         155,000   FL HFC (Crossing at University Apartments)                               5.250     12/01/2038           155,905
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (East Lake Apartments)                                            5.050     10/01/2026            20,035
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFC (Grande Pointe Apartments)                                        6.000     07/01/2038            46,076
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Hampton Court Apartments)                                        5.600     03/01/2032            71,013
----------------------------------------------------------------------------------------------------------------------------------
         115,000   FL HFC (Heron Cove Apartments)                                           5.150     11/01/2029           115,489
----------------------------------------------------------------------------------------------------------------------------------
      15,110,000   FL HFC (Homeowner Mtg.)                                                  5.050     07/01/2026        15,217,583
----------------------------------------------------------------------------------------------------------------------------------
          85,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2021            85,292
----------------------------------------------------------------------------------------------------------------------------------
      24,585,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2037        24,725,626
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   FL HFC (Homeowner Mtg.)                                                  5.150     07/01/2038        10,058,900
----------------------------------------------------------------------------------------------------------------------------------
         165,000   FL HFC (Homeowner Mtg.)                                                  5.573 5   01/01/2029            50,376
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Homeowner Mtg.)                                                  6.250     07/01/2022            15,512
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Kendall Court Apartments)                                        5.300     02/01/2031            70,568
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Kendall Court Apartments)                                        5.350     08/01/2024           101,083
----------------------------------------------------------------------------------------------------------------------------------
         145,000   FL HFC (Logan Heights Apartments)                                        6.000     10/01/2039           151,831
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFC (Marina Bay Apartments)                                           5.625     08/01/2027            25,396


                 39 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$         25,000   FL HFC (Mystic Pointe II)                                                6.100%    12/01/2035   $        26,000
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFC (Mystic Woods II Apartments)                                      6.300     07/01/2036            45,397
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFC (Raceway Pointe Apartments)                                       5.950     09/01/2032            25,667
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (River Trace Senior Apartments)                                   5.800     01/01/2041            10,217
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Sable Chase Associates)                                          5.875     11/01/2036            15,535
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Sanctuary Winterlakes)                                           5.850     09/01/2026            10,250
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Sheridan Place of Bredenton)                                     5.500     10/01/2036            20,389
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Spring Harbor Apartments)                                        5.500     08/01/2019            51,156
----------------------------------------------------------------------------------------------------------------------------------
          95,000   FL HFC (Spring Harbor Apartments)                                        5.900     08/01/2039            96,910
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFC (Stonebridge Landings Apartments)                                 5.200     08/01/2031            60,314
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Sundance Pointe Associates)                                      5.850     02/01/2037            10,243
----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   FL HFC (Tallahassee Augustine Club Apartments)                           8.250     10/01/2030         2,926,504
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC (Villas De Mallorca)                                              5.750     07/01/2027            10,316
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFC (Walker Avenue Club)                                              5.750     12/01/2030            30,648
----------------------------------------------------------------------------------------------------------------------------------
       5,150,000   FL HFC (Westchase Apartments)                                            6.610     07/01/2038         5,249,756
----------------------------------------------------------------------------------------------------------------------------------
         140,000   FL HFC (Woodbridge Apartments)                                           5.750     10/01/2025           143,129
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Woodridge Apartments)                                            5.800     10/01/2029           102,180
----------------------------------------------------------------------------------------------------------------------------------
          35,000   FL HFC (Woods Vero Beach)                                                5.900     10/01/2039            35,806
----------------------------------------------------------------------------------------------------------------------------------
         270,000   FL Ports Financing Commission                                            5.375     06/01/2016           275,630
----------------------------------------------------------------------------------------------------------------------------------
       3,385,000   FL Ports Financing Commission 4                                          5.375     06/01/2027         3,421,626
----------------------------------------------------------------------------------------------------------------------------------
       1,040,000   FL Ports Financing Commission                                            5.500     10/01/2029         1,076,400
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Flora Ridge, FL Educational Facilities Benefit District                  5.300     05/01/2037         1,427,760
----------------------------------------------------------------------------------------------------------------------------------
      11,960,000   Forest Creek, FL Community Devel. District                               5.450     05/01/2036        11,745,916
----------------------------------------------------------------------------------------------------------------------------------
      18,340,000   Glades, FL Correctional Devel. Corp. (Glades County
                   Detention)                                                               7.375     03/01/2030        19,125,135
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Grand Bay at Doral, FL Community Devel. District 7                       6.000     05/01/2017        10,018,600
----------------------------------------------------------------------------------------------------------------------------------
       8,735,000   Grand Bay at Doral, FL Community Devel. District 7                       6.000     05/01/2039         8,750,636
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Grand Haven, FL Community Devel. District                                6.900     05/01/2019           665,858
----------------------------------------------------------------------------------------------------------------------------------
       7,870,000   Greater Lakes/Sawgrass Bay, FL Community Devel. District                 5.500     05/01/2038         7,782,879
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Greater Orlando, FL Aviation Authority                                   5.125     10/01/2015           187,094
----------------------------------------------------------------------------------------------------------------------------------
         565,000   Greater Orlando, FL Aviation Authority                                   5.125     10/01/2028           572,763
----------------------------------------------------------------------------------------------------------------------------------
       7,445,000   Greater Orlando, FL Aviation Authority (JetBlue
                   Airways Corp.)                                                           6.375     11/15/2026         7,746,225
----------------------------------------------------------------------------------------------------------------------------------
      14,965,000   Greater Orlando, FL Aviation Authority (JetBlue
                   Airways Corp.)                                                           6.500     11/15/2036        15,611,937
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Gulf Breeze, FL GO                                                       5.900     12/01/2015           151,746
----------------------------------------------------------------------------------------------------------------------------------
       8,900,000   Harrison Ranch, FL Community Devel. District                             5.300     05/01/2038         8,465,858
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Hawks Point, FL Community Devel. District                                5.300     05/01/2039         1,069,470
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Heritage Plantation, FL Community Devel. District                        5.100     11/01/2013         1,987,700
----------------------------------------------------------------------------------------------------------------------------------
       3,580,000   Heritage Plantation, FL Community Devel. District                        5.400     05/01/2037         3,489,175


                 40 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$        960,000   Highland Meadows, FL Community Devel. District
                   Special Assessment, Series A                                             5.500%    05/01/2036   $       949,651
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Highlands County, FL Health Facilities Authority
                   (ABH/AGH/AHS-GA Obligated Group) 4                                       5.125     11/15/2032         2,016,020
----------------------------------------------------------------------------------------------------------------------------------
       4,185,000   Highlands, FL Community Devel. District                                  5.550     05/01/2036         4,128,377
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Hillsborough County, FL IDA (National
                   Gypsum Company)                                                          7.125     04/01/2030         2,131,240
----------------------------------------------------------------------------------------------------------------------------------
       9,250,000   Hillsborough County, FL IDA (Senior Care Group)                          6.700     07/01/2021         9,416,038
----------------------------------------------------------------------------------------------------------------------------------
       6,100,000   Hillsborough County, FL IDA (Senior Care Group)                          6.750     07/01/2029         6,197,783
----------------------------------------------------------------------------------------------------------------------------------
       2,740,000   Indigo, FL Community Devel. District                                     5.750     05/01/2036         2,751,124
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Jacksonville, FL EDC (Met Packaging Solutions)                           5.500     10/01/2030         3,127,950
----------------------------------------------------------------------------------------------------------------------------------
      18,000,000   Jacksonville, FL Health Facilities Authority (Ascension
                   Health Credit Group) 1                                                   5.250     11/15/2032        18,389,790
----------------------------------------------------------------------------------------------------------------------------------
         655,000   Jacksonville, FL Water & Sewage (United Waterworks) 4                    6.350     08/01/2025           656,192
----------------------------------------------------------------------------------------------------------------------------------
       1,475,000   K-Bar Ranch, FL Community Devel. District Special
                   Assessment                                                               5.450     05/01/2036         1,448,598
----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   Keys Cove, FL Community Devel. District                                  5.875     05/01/2035         1,229,440
----------------------------------------------------------------------------------------------------------------------------------
         930,000   Lake Frances, FL Community Devel. District Special
                   Assessment                                                               5.300     05/01/2037           885,211
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Lakeside Landings, FL Devel. District                                    5.250     05/01/2013         1,987,700
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lakeside Landings, FL Devel. District                                    5.500     05/01/2038           729,878
----------------------------------------------------------------------------------------------------------------------------------
       6,500,000   Landmark at Doral, FL Community Devel. District
                   Special Assessment                                                       5.200     05/01/2015         6,424,080
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Landmark at Doral, FL Community Devel. District
                   Special Assessment                                                       5.500     05/01/2038         7,911,440
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Largo, FL Sun Coast Health System (Sun Coast Hospital)                   6.200     03/01/2013            97,578
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Lee County, FL HFA (Single Family Mtg.)                                  7.200     03/01/2033            86,223
----------------------------------------------------------------------------------------------------------------------------------
         360,000   Lee County, FL Passenger Facility Charge 4                               5.000     10/01/2018           360,313
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Legends Bay, FL Community Devel. District                                5.500     05/01/2014         1,199,616
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Legends Bay, FL Community Devel. District                                5.875     05/01/2038         1,491,390
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Leon County, FL Educational Facilities Authority
                   (Southgate Residence Hall)                                               6.750     09/01/2028           102,625
----------------------------------------------------------------------------------------------------------------------------------
       7,955,000   Madeira, FL Community Devel. District                                    5.250     11/01/2014         7,857,233
----------------------------------------------------------------------------------------------------------------------------------
       8,045,000   Madeira, FL Community Devel. District                                    5.450     05/01/2039         7,693,836
----------------------------------------------------------------------------------------------------------------------------------
       1,740,000   Madison County, FL Mtg. (Twin Oaks)                                      6.000     07/01/2025         1,781,917
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Magnolia Creek, FL Community Devel. District                             5.600     05/01/2014         4,990,100
----------------------------------------------------------------------------------------------------------------------------------
       5,360,000   Magnolia Creek, FL Community Devel. District                             5.900     05/01/2039         5,287,479
----------------------------------------------------------------------------------------------------------------------------------
       2,940,000   Magnolia West, FL Community Devel. District Special
                   Assessment                                                               5.350     05/01/2037         2,844,185
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Manatee County, FL HFA (Single Family Mtg.)                              7.000     11/01/2027           148,122
----------------------------------------------------------------------------------------------------------------------------------
      14,190,000   Martin County, FL IDA (Indiantown Cogeneration) 4                        7.875     12/15/2025        14,326,934


                 41 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$        760,000   Martin County, FL IDA (Indiantown Cogeneration) 4                        8.050%    12/15/2025   $       768,436
----------------------------------------------------------------------------------------------------------------------------------
       4,845,000   Meadow Woods, FL Community Devel. District
                   Special Assessment                                                       6.050     05/01/2035         5,024,750
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Mediterranea, FL Community Devel. District
                   Special Assessment                                                       5.600     05/01/2037           986,360
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                   Medical Center)                                                          6.700     11/15/2019         1,076,700
----------------------------------------------------------------------------------------------------------------------------------
         540,000   Miami Beach, FL Health Facilities Authority (Mt. Sinai
                   Medical Center)                                                          6.800     11/15/2031           583,697
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Miami-Dade County, FL Aviation                                           5.000     10/01/2023            80,951
----------------------------------------------------------------------------------------------------------------------------------
         380,000   Miami-Dade County, FL Aviation 4                                         5.000     10/01/2024           384,298
----------------------------------------------------------------------------------------------------------------------------------
         335,000   Miami-Dade County, FL Aviation 4                                         5.050     10/01/2036           339,549
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2035        10,175,550
----------------------------------------------------------------------------------------------------------------------------------
      70,140,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2037        71,263,643
----------------------------------------------------------------------------------------------------------------------------------
      35,580,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1                                                               5.000     10/01/2038        36,101,959
----------------------------------------------------------------------------------------------------------------------------------
      18,100,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 1,7                                                             5.000     10/01/2040        18,381,545
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Miami-Dade County, FL Aviation (Miami International
                   Airport) 4                                                               5.000     10/01/2033           197,287
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Miami-Dade County, FL Aviation (Miami International
                   Airport)                                                                 5.000     10/01/2033            30,411
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Mira Lago West, FL Community Devel. District                             5.375     05/01/2036           679,994
----------------------------------------------------------------------------------------------------------------------------------
       6,980,000   Miromar Lakes, FL Community Devel. District                              6.875     05/01/2035         7,622,509
----------------------------------------------------------------------------------------------------------------------------------
      20,295,000   Montecito, FL Community Devel. District                                  5.100     05/01/2013        20,178,710
----------------------------------------------------------------------------------------------------------------------------------
       3,790,000   Montecito, FL Community Devel. District                                  5.500     05/01/2037         3,748,575
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.000     11/01/2010         3,968,400
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.125     11/01/2014         1,859,194
----------------------------------------------------------------------------------------------------------------------------------
       5,210,000   Monterra, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2036         5,066,621
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Moody River, FL Estates Community Devel. District                        5.350     05/01/2036           677,495
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   Myrtle Creek, FL Improvement District Special Assessment                 5.200     05/01/2037         3,984,333
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Naturewalk, FL Community Devel. District                                 5.300     05/01/2016         1,723,832
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Naturewalk, FL Community Devel. District                                 5.500     05/01/2038         1,428,630
----------------------------------------------------------------------------------------------------------------------------------
       1,555,000   New Port Tampa Bay, FL Community Devel. District                         5.300     11/01/2012         1,557,333
----------------------------------------------------------------------------------------------------------------------------------
      24,700,000   New Port Tampa Bay, FL Community Devel. District                         5.875     05/01/2038        25,119,653
----------------------------------------------------------------------------------------------------------------------------------
       3,480,000   New River, FL Community Devel. District                                  5.000     05/01/2013         3,434,482
----------------------------------------------------------------------------------------------------------------------------------
         365,000   New River, FL Community Devel. District                                  5.350     05/01/2038           349,849


                 42 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$         55,000   North Broward, FL Hospital District                                      5.375%    01/15/2024   $        55,604
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   North Miami, FL Health Facilities Authority
                   (CHS/SJRNC Obligated Group)                                              6.000     08/15/2016         1,026,000
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Northern Palm Beach, FL Improvement District                             5.350     08/01/2041           717,803
----------------------------------------------------------------------------------------------------------------------------------
       1,420,000   Oak Creek, FL Community Devel. District Special
                   Assessment                                                               5.800     05/01/2035         1,442,734
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Oakmont Grove, FL Community Devel. District Special
                   Assessment                                                               5.250     05/01/2012         2,727,918
----------------------------------------------------------------------------------------------------------------------------------
       1,595,000   Oakmont Grove, FL Community Devel. District Special
                   Assessment                                                               5.400     05/01/2038         1,526,256
----------------------------------------------------------------------------------------------------------------------------------
       1,535,000   Orange County, FL Health Facilities Authority (GF
                   Orlando/CFGH Obligated Group)                                            8.875     07/01/2021         1,683,435
----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   Orange County, FL Health Facilities Authority (GF
                   Orlando/CFGH Obligated Group)                                            9.000     07/01/2031         3,518,176
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Orange County, FL Health Facilities Authority (Orlando
                   Lutheran Tower)                                                          5.500     07/01/2032           736,493
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   Orange County, FL Health Facilities Authority (Orlando
                   Lutheran Tower)                                                          5.500     07/01/2038         1,096,403
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Orange County, FL HFA                                                    5.150     03/01/2037         2,640,251
----------------------------------------------------------------------------------------------------------------------------------
       6,020,000   Orange County, FL HFA (Dunwoodie Apartments)                             6.500     07/01/2035         6,127,096
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Orange County, FL HFA (Homeowner)                                        5.250     09/01/2026            30,166
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Orange County, FL HFA (Homeowner)                                        5.420 5   03/01/2028            71,971
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Orange County, FL HFA (Homeowner)                                        5.550     09/01/2033            20,110
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Orange County, FL HFA (Park Avenue Villas)                               5.250     09/01/2031             5,040
----------------------------------------------------------------------------------------------------------------------------------
       1,755,000   Orange County, FL HFA (Seminole Pointe)                                  5.800     06/01/2032         1,812,248
----------------------------------------------------------------------------------------------------------------------------------
         310,000   Orange County, FL School Board COP                                       5.375     08/01/2022           313,497
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Osceola County, FL HFA (Kensington Apartments)                           5.450     01/01/2040           100,938
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Osceola County, FL HFA (Tierra Vista Apartments)                         5.800     12/01/2029           125,060
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Palm Bay, FL Educational Facilities (Patriot Charter School)             7.000     07/01/2036         4,073,175
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Palm Beach County, FL HFA (Chelsea Commons)                              5.900     06/01/2029           185,235
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)                      6.100     08/01/2029            55,276
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Palm Beach County, FL HFA (Pinnacle Palms Apartments)                    5.750     07/01/2041            25,583
----------------------------------------------------------------------------------------------------------------------------------
       4,375,000   Palm Coast Park, FL Community Devel. District Special
                   Assessment                                                               5.700     05/01/2037         4,411,356
----------------------------------------------------------------------------------------------------------------------------------
       2,805,000   Palm Glades, FL Community Devel. District                                5.300     05/01/2036         2,671,734
----------------------------------------------------------------------------------------------------------------------------------
       1,850,000   Palm River, FL Community Devel. District                                 5.150     05/01/2013         1,839,400
----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   Palm River, FL Community Devel. District                                 5.375     05/01/2036           990,848
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Panther Trace, FL Community Devel. District                              7.250     05/01/2033            76,373
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Parker Road, FL Community Devel. District                                5.350     05/01/2015         1,486,380
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Parker Road, FL Community Devel. District                                5.600     05/01/2038         1,454,955
----------------------------------------------------------------------------------------------------------------------------------
       1,235,000   Parkway Center, FL Community Devel. District, Series A                   6.300     05/01/2034         1,299,319


                 43 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$        145,000   Pasco County, FL HFA (Pasco Woods)                                       5.700%    08/01/2019   $       148,825
----------------------------------------------------------------------------------------------------------------------------------
       3,170,000   Paseo, FL Community Devel. District                                      5.000     02/01/2011         3,148,444
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   Pine Ridge Plantation, FL Community Devel. District                      5.400     05/01/2037         2,680,233
----------------------------------------------------------------------------------------------------------------------------------
         820,000   Pinellas County, FL Educational Facilities Authority
                   (Barry University)                                                       5.875     10/01/2030           864,592
----------------------------------------------------------------------------------------------------------------------------------
       4,625,000   Pinellas County, FL Health Facility Authority
                   (St. Mark Village)                                                       5.650     05/01/2037         4,504,380
----------------------------------------------------------------------------------------------------------------------------------
       1,105,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.000     03/01/2048         1,064,855
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.200     03/01/2037            38,395
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.250     03/01/2038           763,128
----------------------------------------------------------------------------------------------------------------------------------
         525,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.300     09/01/2021           532,964
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Pinellas County, FL HFA (Single Family Hsg.)                             5.503 5   03/01/2031            46,901
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Port St. Lucie, FL Special Assessment (Peacock & Lowry)                  5.350     07/01/2027         1,456,125
----------------------------------------------------------------------------------------------------------------------------------
         915,000   Portfino Springs, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038           893,040
----------------------------------------------------------------------------------------------------------------------------------
       6,250,000   Portico, FL Community Devel. District                                    5.450     05/01/2037         6,074,688
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Portofino Cove, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2038         1,464,000
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Portofino Isles, FL Community Devel. District (Portofino
                   Court)                                                                   5.600     05/01/2036         3,021,270
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Portofino Landings, FL Community Devel. District
                   Special Assessment                                                       5.200     05/01/2017           987,590
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Portofino Landings, FL Community Devel. District
                   Special Assessment                                                       5.400     05/01/2038         1,942,880
----------------------------------------------------------------------------------------------------------------------------------
       2,585,000   Portofino Vista, FL Community Devel. District                            5.000     05/01/2013         2,552,196
----------------------------------------------------------------------------------------------------------------------------------
         495,000   Renaissance Commons, FL Community Devel. District,
                   Series A                                                                 5.600     05/01/2036           495,693
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Reunion East, FL Community Devel. District                               5.800     05/01/2036         1,678,826
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Reunion East, FL Community Devel. District, Series A                     7.375     05/01/2033        10,997,800
----------------------------------------------------------------------------------------------------------------------------------
       1,975,000   Reunion West, FL Community Devel. District                               6.250     05/01/2036         2,048,450
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Ridgewood Trails, FL Community Devel. District                           5.650     05/01/2038         2,216,858
----------------------------------------------------------------------------------------------------------------------------------
       7,890,000   River Glen, FL Community Devel. District Special
                   Assessment                                                               5.450     05/01/2038         7,744,982
----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   Riverwood Estates, FL Community Devel. District
                   Special Assessment                                                       5.350     05/01/2037         2,658,800
----------------------------------------------------------------------------------------------------------------------------------
       2,580,000   Rolling Hills, FL Community Devel. District                              5.125     11/01/2013         2,560,753
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Rolling Hills, FL Community Devel. District                              5.450     05/01/2037         5,891,100
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Santa Rosa Bay, FL Bridge Authority                                      6.250     07/01/2028           202,266
----------------------------------------------------------------------------------------------------------------------------------
       1,648,000   Sarasota, FL Health Facility Authority (SPS/SHS/SR
                   Obligated Group)                                                         6.000     05/15/2010         1,662,041
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   Sarasota, FL National Community Devel. District
                   Special Assessment                                                       5.300     05/01/2039        11,883,000


                 44 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      4,475,000   Seminole County, FL IDA (Progressive Health)                             7.500%    03/01/2035   $     4,611,622
----------------------------------------------------------------------------------------------------------------------------------
       6,855,000   Shingle Creek, FL Community Devel. District                              6.100     05/01/2025         7,091,223
----------------------------------------------------------------------------------------------------------------------------------
      25,085,000   Shingle Creek, FL Community Devel. District                              6.125     05/01/2037        25,744,485
----------------------------------------------------------------------------------------------------------------------------------
       1,055,000   Six Mile Creek, FL Community Devel. District                             5.500     05/01/2017         1,049,641
----------------------------------------------------------------------------------------------------------------------------------
       7,125,000   Six Mile Creek, FL Community Devel. District                             5.875     05/01/2038         7,090,088
----------------------------------------------------------------------------------------------------------------------------------
       7,015,000   South Bay, FL Community Devel. District                                  5.125     11/01/2009         6,993,815
----------------------------------------------------------------------------------------------------------------------------------
       7,535,000   South Bay, FL Community Devel. District                                  5.375     05/01/2013         7,422,879
----------------------------------------------------------------------------------------------------------------------------------
      16,975,000   South Bay, FL Community Devel. District                                  5.950     05/01/2036        17,230,813
----------------------------------------------------------------------------------------------------------------------------------
         100,000   South Lake County, FL Hospital District (Orlando
                   Regional Healthcare System)                                              6.000     10/01/2022           103,660
----------------------------------------------------------------------------------------------------------------------------------
       3,100,000   St. Johns County, FL IDA (Glenmoor Health Care)                          5.375     01/01/2040         3,089,460
----------------------------------------------------------------------------------------------------------------------------------
         565,000   St. Johns County, FL IDA (St. John's County Welfare
                   Federation)                                                              5.200     10/01/2027           559,734
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Johns County, FL IDA (St. John's County Welfare
                   Federation)                                                              5.250     10/01/2041           996,770
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Stonebrier, FL Community Devel. District                                 5.500     05/01/2037         1,978,140
----------------------------------------------------------------------------------------------------------------------------------
       3,165,000   Stoneybrook, FL South Community Devel. District                          5.800     05/01/2039         3,123,950
----------------------------------------------------------------------------------------------------------------------------------
       1,525,000   Summerville, FL Community Devel. District                                5.500     05/01/2036         1,464,305
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Sweetwater Creek, FL Community Devel. District                           5.500     05/01/2038         5,856,000
----------------------------------------------------------------------------------------------------------------------------------
       9,460,000   Tern Bay, FL Community Devel. District                                   5.000     05/01/2015         9,345,723
----------------------------------------------------------------------------------------------------------------------------------
      18,280,000   Tern Bay, FL Community Devel. District                                   5.375     05/01/2037        17,369,108
----------------------------------------------------------------------------------------------------------------------------------
       2,925,000   Town Center, FL at Palm Coast Community Devel. District                  6.000     05/01/2036         2,972,473
----------------------------------------------------------------------------------------------------------------------------------
         100,000   University of Central FL (University Hsg.)                               5.500     10/01/2021           100,276
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Verandah East, FL Community Devel. District                              5.400     05/01/2037         1,472,625
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Villa Portofino East, FL Community Devel. District                       5.200     05/01/2037         2,343,725
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Villa Portofino West, FL Community Devel. District                       5.350     05/01/2036         1,703,416
----------------------------------------------------------------------------------------------------------------------------------
       1,265,000   Villa Vizcaya, FL Community Devel. District Special
                   Assessment                                                               5.550     05/01/2039         1,234,463
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Villages of Westport, FL Community Devel. District                       5.700     05/01/2035         2,004,160
----------------------------------------------------------------------------------------------------------------------------------
       2,815,000   Villagewalk of Bonita Springs, FL Community Devel. District              5.150     05/01/2038         2,616,345
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Volusia County, FL Educational Facility Authority
                   (Embry-Riddle Aeronautical University)                                   5.750     10/15/2029            20,548
----------------------------------------------------------------------------------------------------------------------------------
       1,395,000   Waterford Estates, FL Community Devel. District Special
                   Assessment                                                               5.125     05/01/2013         1,385,305
----------------------------------------------------------------------------------------------------------------------------------
       3,400,000   Waterford Estates, FL Community Devel. District Special
                   Assessment                                                               5.500     05/01/2037         3,362,838
----------------------------------------------------------------------------------------------------------------------------------
       3,735,000   Watergrass, FL Community Devel. District Special
                   Assessment                                                               5.125     11/01/2014         3,703,514
----------------------------------------------------------------------------------------------------------------------------------
       2,370,000   Watergrass, FL Community Devel. District Special
                   Assessment                                                               5.375     05/01/2039         2,279,845
----------------------------------------------------------------------------------------------------------------------------------
       3,355,000   Waterlefe, FL Community Devel. District Golf Course                      8.125     10/01/2025         3,453,704


                 45 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                          COUPON        MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA Continued
$      7,160,000   Waters Edge, FL Community Devel. District                               5.350%     05/01/2039   $     6,920,784
----------------------------------------------------------------------------------------------------------------------------------
       3,025,000   Waters Edge, FL Community Devel. District                               5.400      05/01/2039         2,946,320
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Waterstone, FL Community Devel. District                                5.500      05/01/2018         3,700,313
----------------------------------------------------------------------------------------------------------------------------------
       2,570,000   Wentworth Estates, FL Community Devel. District                         5.125      11/01/2012         2,553,475
----------------------------------------------------------------------------------------------------------------------------------
      10,620,000   Wentworth Estates, FL Community Devel. District                         5.625      05/01/2037        10,618,938
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   West Villages, FL Improvement District                                  5.350      05/01/2015         3,905,683
----------------------------------------------------------------------------------------------------------------------------------
      10,480,000   West Villages, FL Improvement District                                  5.500      05/01/2037        10,127,977
----------------------------------------------------------------------------------------------------------------------------------
      11,395,000   West Villages, FL Improvement District                                  5.500      05/01/2038        10,961,306
----------------------------------------------------------------------------------------------------------------------------------
      18,550,000   West Villages, FL Improvement District                                  5.800      05/01/2036        18,616,224
----------------------------------------------------------------------------------------------------------------------------------
      15,250,000   Westridge, FL Community Devel. District                                 5.800      05/01/2037        15,088,503
----------------------------------------------------------------------------------------------------------------------------------
       6,525,000   Westside, FL Community Devel. District                                  5.650      05/01/2037         6,571,132
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Winter Garden Village at Fowler Groves, FL Community
                   Devel. District Special Tax                                             5.650      05/01/2037         1,501,395
----------------------------------------------------------------------------------------------------------------------------------
       2,085,000   World Commerce, FL Community Devel. District
                   Special Assessment                                                      5.500      05/01/2038         2,031,999
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   World Commerce, FL Community Devel. District
                   Special Assessment                                                      6.500      05/01/2036         1,047,210
----------------------------------------------------------------------------------------------------------------------------------
       7,420,000   Wyld Palms, FL Community Devel. District                                5.400      05/01/2015         7,348,174
----------------------------------------------------------------------------------------------------------------------------------
       4,400,000   Wyld Palms, FL Community Devel. District                                5.500      05/01/2038         4,226,420
----------------------------------------------------------------------------------------------------------------------------------
       2,270,000   Zephyr Ridge, FL Community Devel. District                              5.250      05/01/2013         2,241,602
----------------------------------------------------------------------------------------------------------------------------------
       2,705,000   Zephyr Ridge, FL Community Devel. District                              5.625      05/01/2037         2,643,624
                                                                                                                   ---------------
                                                                                                                     1,239,544,895
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA--1.9%
          60,000   Acworth, GA Hsg. Authority (Wingate Falls Apartments)                   6.200      03/01/2027            60,878
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Americus-Sumter County, GA Hospital Authority
                   (South Georgia Methodist Home for the Aging)                            6.250      05/15/2016            61,556
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Atlanta, GA Airport Passenger Facility Charge 1                         5.000      01/01/2034        10,289,700
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                   Partners)                                                               6.250      07/01/2036         3,294,660
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Atlanta, GA Hsg. Authority (Village at Castleberry)                     5.400      02/20/2039           161,795
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Atlanta, GA Tax Allocation (Eastside)                                   5.600      01/01/2030         1,528,425
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Atlanta, GA Urban Residential Finance Authority (Fulton
                   Cotton Mill)                                                            6.000      05/20/2017           101,600
----------------------------------------------------------------------------------------------------------------------------------
         320,000   Atlanta, GA Urban Residential Finance Authority (John
                   Hope Community Partnership)                                             5.550      11/20/2037           327,523
----------------------------------------------------------------------------------------------------------------------------------
         140,000   Atlanta, GA Urban Residential Finance Authority
                   (Spring Branch Apartments)                                              8.500      04/01/2026           137,726
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Augusta, GA Hsg. Authority (Bon Air Apartments)                         5.100      11/20/2045            39,697
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Brunswick & Glynn County, GA Devel. Authority
                   (Coastal Community Retirement Corp.) 9                                  7.125      01/01/2025           242,079
----------------------------------------------------------------------------------------------------------------------------------
       7,095,000   Brunswick & Glynn County, GA Devel. Authority
                   (Coastal Community Retirement Corp.) 9                                  7.250      01/01/2035         5,613,564


                 46 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$        200,000   Brunswick & Glynn County, GA Devel. Authority
                   (Georgia-Pacific Corp.)                                                  5.550%    03/01/2026   $       200,046
----------------------------------------------------------------------------------------------------------------------------------
         295,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                                                 5.450     05/01/2034           295,136
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                                                 5.450     05/01/2034           600,522
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Charlton County, GA Solid Waste Management
                   Authority (Chesser Island Road Landfill)                                 7.375     04/01/2018           305,244
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Cherokee County, GA Hospital Authority (RT Jones
                   Memorial Hospital)                                                       7.300     12/01/2013            45,486
----------------------------------------------------------------------------------------------------------------------------------
          95,000   Clayton County, GA Hsg. Authority (Pointe Clear
                   Apartments)                                                              5.650     07/01/2017            96,234
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Crisp County, GA Devel. Authority (International Paper
                   Company)                                                                 6.200     02/01/2020            52,174
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   De Kalb County, GA Devel. Authority (General Motors
                   Corp.) 4                                                                 6.000     03/15/2021         4,045,320
----------------------------------------------------------------------------------------------------------------------------------
       1,680,000   Effingham County, GA Devel. Authority (Fort James
                   Corp.) 4                                                                 5.625     07/01/2018         1,664,258
----------------------------------------------------------------------------------------------------------------------------------
          95,000   Effingham County, GA IDA Pollution Control
                   (Georgia-Pacific Corp.)                                                  6.500     06/01/2031            99,196
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.300     05/01/2013             3,750
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.450     05/01/2023             7,500
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Fulton County, GA Airport (Delta Airlines) 9,10                          5.500     05/01/2033               750
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Fulton County, GA Airport (Delta Airlines) 9,10                          6.950     11/01/2012             2,400
----------------------------------------------------------------------------------------------------------------------------------
      39,510,000   Fulton County, GA Devel. Authority (Catholic
                   Health East) 1                                                           4.534 2   11/15/2028        38,680,290
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Fulton County, GA Residential Care Facilities
                   (Lenbrook Square Foundation)                                             5.000     07/01/2027         3,865,200
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Fulton County, GA Residential Care Facilities
                   (Lenbrook Square Foundation)                                             5.125     07/01/2042           965,320
----------------------------------------------------------------------------------------------------------------------------------
          30,000   GA Hsg. & Finance Authority (Single Family Mtg.)                         5.400     12/01/2031            30,233
----------------------------------------------------------------------------------------------------------------------------------
          50,000   GA Municipal Gas Authority (Warner Robins)                               6.000     01/01/2008            50,072
----------------------------------------------------------------------------------------------------------------------------------
      24,740,000   George L. Smith II, GA World Congress Center
                   Authority (Domed Stadium) 1                                              5.500     07/01/2020        25,787,492
----------------------------------------------------------------------------------------------------------------------------------
       4,715,000   Lawrenceville, GA Hsg. Authority (Knollwood Park
                   Apartments) 4                                                            6.250     12/01/2029         4,898,036
----------------------------------------------------------------------------------------------------------------------------------
         100,000   McDuffie County, GA County Devel. Authority
                   (Temple-Inland) 4                                                        6.950     12/01/2023           104,965
----------------------------------------------------------------------------------------------------------------------------------
      49,820,000   Milledgeville-Baldwin County, GA Devel. Authority
                   (Georgia College & State University Foundation) 1                        4.241 2   10/01/2033        49,520,900
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Peach County, GA Devel. Authority Healthcare Facility                    8.500     03/01/2034            10,140
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Richmond County, GA Devel. Authority (International
                   Paper Company) 4                                                         5.000     08/01/2030         6,709,290
----------------------------------------------------------------------------------------------------------------------------------
       2,995,000   Rockdale County, GA Devel. Authority (Visy Paper)                        7.400     01/01/2016         2,995,000


                 47 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA Continued
$        430,000   Savannah, GA EDA (Skidway Health & Living Services)                      6.850%    01/01/2019   $       449,088
----------------------------------------------------------------------------------------------------------------------------------
       1,005,000   Savannah, GA EDA (Skidway Health & Living Services)                      7.400     01/01/2024         1,081,832
----------------------------------------------------------------------------------------------------------------------------------
       2,935,000   Savannah, GA EDA (Skidway Health & Living Services)                      7.400     01/01/2034         3,156,152
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Savannah, GA EDA (Snap Hsg.)                                             5.350     11/20/2040            70,783
                                                                                                                   ---------------
                                                                                                                       167,652,012
----------------------------------------------------------------------------------------------------------------------------------
HAWAII--0.6%
         200,000   HI Airports System                                                       6.000     07/01/2019           211,578
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.000     12/01/2022        10,231,950
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.100     09/01/2032         8,657,548
----------------------------------------------------------------------------------------------------------------------------------
       9,750,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company) 1                                            5.650     10/01/2027        10,399,674
----------------------------------------------------------------------------------------------------------------------------------
       1,845,000   HI Dept. of Budget & Finance Special Purpose
                   (Hawaiian Electric Company)                                              5.450     11/01/2023         1,854,668
----------------------------------------------------------------------------------------------------------------------------------
      10,600,000   HI Dept. of Budget & Finance Special Purpose
                   (Kahala Nui)                                                             8.000     11/15/2033        12,080,820
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   HI Dept. of Budget & Finance Special Purpose
                   (Kahala Senior Living Community)                                         7.875     11/15/2023         3,070,602
----------------------------------------------------------------------------------------------------------------------------------
         265,000   HI Dept. of Transportation (Continental Airlines)                        5.625     11/15/2027           266,187
----------------------------------------------------------------------------------------------------------------------------------
       5,510,000   HI Dept. of Transportation (Continental Airlines)                        7.000     06/01/2020         5,773,543
                                                                                                                   ---------------
                                                                                                                        52,546,570
----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.2%
       3,000,000   ID Health Facilities Authority (Valley Vista Care Corp.)                 7.875     11/15/2022         3,140,070
----------------------------------------------------------------------------------------------------------------------------------
         505,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            4.800     01/01/2037           484,921
----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.000     01/01/2038         2,870,797
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.200     01/01/2039         5,042,150
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.250     01/01/2038         1,136,768
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.350     01/01/2025            10,077
----------------------------------------------------------------------------------------------------------------------------------
          85,000   ID Hsg. & Finance Assoc. (Single Family Mtg.)                            5.950     01/01/2014            85,241
----------------------------------------------------------------------------------------------------------------------------------
          95,000   ID Hsg. Agency (Single Family Mtg.)                                      6.200     07/01/2025            96,950
----------------------------------------------------------------------------------------------------------------------------------
         385,000   ID Hsg. Agency (Single Family Mtg.)                                      6.550     07/01/2025           393,039
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Power County, ID Industrial Devel. Corp. (FMC Corp.)                     6.450     08/01/2032            26,262
                                                                                                                   ---------------
                                                                                                                        13,286,275
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--5.4%
       1,700,000   Annawan, IL Tax Increment (Patriot Renewable Fuels)                      5.625     01/01/2018         1,670,505
----------------------------------------------------------------------------------------------------------------------------------
      38,325,000   Aurora, IL Single Family Mtg.                                            5.500     12/01/2039        40,366,190
----------------------------------------------------------------------------------------------------------------------------------
       4,262,500   Bolingbrook, IL Will & Du Page Counties Wastewater
                   Facilities (Crossroads Treatment)                                        6.600     01/01/2035         4,278,783
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Caseyville, IL Tax (Forest Lakes)                                        7.000     12/30/2022         8,329,600


                 48 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      8,000,000   Centerpoint, IL Intermodal Center Program                                8.000%    06/15/2023   $     8,079,120
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Chicago, IL (Single Family Mtg.)                                         5.550     12/01/2038         5,291,900
----------------------------------------------------------------------------------------------------------------------------------
      25,900,000   Chicago, IL (Single Family Mtg.)                                         5.700     06/01/2039        27,722,324
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Chicago, IL (Single Family Mtg.)                                         6.350     10/01/2030            21,005
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Chicago, IL Midway Airport                                               5.750     01/01/2017            45,501
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Chicago, IL Midway Airport, Series A                                     5.500     01/01/2029        10,112,800
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Chicago, IL Midway Airport, Series B                                     5.625     01/01/2029            35,385
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Chicago, IL Multifamily Hsg. (Cottage View Terrace)                      6.125     02/20/2042            41,316
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Chicago, IL Multifamily Hsg. (Indiana Manor Townhomes)                   5.100     03/20/2044            49,791
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   Chicago, IL Multifamily Hsg. (Paul G. Stewart Phases I & II)             5.000     03/20/2049         2,634,714
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Chicago, IL O'Hare International Airport 1                               5.000     01/01/2034         8,100,360
----------------------------------------------------------------------------------------------------------------------------------
      32,200,000   Chicago, IL O'Hare International Airport 1                               6.000     01/01/2029        35,486,332
----------------------------------------------------------------------------------------------------------------------------------
      15,455,000   Chicago, IL O'Hare International Airport (Delta Airlines)                6.450     05/01/2018        15,918,650
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Cook County, IL Multifamily Hsg. (Morton Grove
                   Senior Hsg.)                                                             5.650     09/20/2033            93,567
----------------------------------------------------------------------------------------------------------------------------------
       5,336,000   Cortland, IL Special Tax (Sheaffer System)                               5.500     03/01/2017         5,332,158
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Deerfield, IL Educational Facilities (Chicagoland Jewish
                   High School)                                                             6.000     05/01/2041         1,535,175
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Du Page County, IL Special Service Area No. 31 Special
                   Tax (Monarch Landing)                                                    5.625     03/01/2036         1,000,480
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Gilberts, IL Special Service Area No. 19 Special Tax
                   (Conservancy)                                                            5.375     03/01/2016         3,668,213
----------------------------------------------------------------------------------------------------------------------------------
       1,375,000   Godfrey, IL (United Methodist Village)                                   5.875     11/15/2029         1,135,269
----------------------------------------------------------------------------------------------------------------------------------
       1,725,000   Hampshire, IL Special Service Area No. 16 (Crown
                   Devel.-Prairie Ridge)                                                    5.625     03/01/2022         1,745,286
----------------------------------------------------------------------------------------------------------------------------------
       3,135,000   Hampshire, IL Special Service Area No. 16 (Crown
                   Devel.-Prairie Ridge)                                                    6.000     03/01/2046         3,181,555
----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   Hampshire, IL Special Service Area No. 17 (Crown
                   Devel.-Oakstead)                                                         5.625     03/01/2022         1,173,642
----------------------------------------------------------------------------------------------------------------------------------
       7,450,000   Hampshire, IL Special Service Area No. 17 (Crown
                   Devel.-Oakstead)                                                         6.000     03/01/2045         7,533,366
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Hampshire, IL Special Service Area No. 18 (Crown
                   Devel.-Tamms Farm)                                                       6.000     03/01/2044         1,233,043
----------------------------------------------------------------------------------------------------------------------------------
       4,270,000   Hampshire, IL Special Service Area No. 19 (Crown
                   Devel.-Prairie Ridge East)                                               6.000     03/01/2046         4,317,781
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IL COP (Dept. of Central Management Services)                            5.650     07/01/2017           101,644
----------------------------------------------------------------------------------------------------------------------------------
          26,961   IL Devel. Finance Authority (Community Rehabilitation
                   Providers)                                                               8.250     08/01/2012            23,221
----------------------------------------------------------------------------------------------------------------------------------
      23,540,000   IL Devel. Finance Authority Environmental Facilities
                   (Citgo Petroleum Corp.)                                                  8.000     06/01/2032        26,248,042
----------------------------------------------------------------------------------------------------------------------------------
       3,735,000   IL Devel. Finance Authority Pollution Control
                   (Amerencips)                                                             5.500     03/01/2014         3,744,599


                 49 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$        475,000   IL Devel. Finance Authority Pollution Control (Central
                   Illinois Public Service Company) 4                                       5.700%    08/15/2026   $       475,485
----------------------------------------------------------------------------------------------------------------------------------
       8,750,000   IL Devel. Finance Authority Pollution Control (Central
                   Illinois Public Service Company)                                         5.950     08/15/2026         8,795,763
----------------------------------------------------------------------------------------------------------------------------------
         115,000   IL Devel. Finance Authority Solid Waste (WSREC)                          8.250     04/01/2023           118,174
----------------------------------------------------------------------------------------------------------------------------------
       9,990,000   IL Educational Facilities Authority (Plum Creek Rolling
                   Meadows)                                                                 6.500     12/01/2037        10,301,189
----------------------------------------------------------------------------------------------------------------------------------
       3,195,000   IL Finance Authority (Bethel Terrace Apartments)                         5.375     09/01/2035         3,144,775
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   IL Finance Authority (Central Baptist Village)                           5.375     11/15/2039         1,191,336
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   IL Finance Authority (Clare Oaks)                                        6.000     11/15/2039         4,394,713
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IL Finance Authority (DeKalb Supportive Living)                          6.100     12/01/2041           999,760
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   IL Finance Authority (Educational Advancement Fund)                      5.000     05/01/2025        14,747,700
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   IL Finance Authority (Franciscan Communities)                            5.500     05/15/2027         2,272,703
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   IL Finance Authority (Franciscan Communities)                            5.500     05/15/2037         2,756,985
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   IL Finance Authority (Friendship Village Schaumburg)                     5.375     02/15/2025         2,009,780
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   IL Finance Authority (Friendship Village Schaumburg)                     5.625     02/15/2037         2,028,140
----------------------------------------------------------------------------------------------------------------------------------
      30,000,000   IL Finance Authority (Illinois River Energy)                             8.500     07/01/2019        29,814,900
----------------------------------------------------------------------------------------------------------------------------------
         850,000   IL Finance Authority (Luther Oaks)                                       6.000     08/15/2026           885,768
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IL Finance Authority (Luther Oaks)                                       6.000     08/15/2039         1,559,850
----------------------------------------------------------------------------------------------------------------------------------
       3,640,000   IL Finance Authority (Lutheran Social Services of
                   Illinois/Vesper Management Corp. Obligated Group)                        5.125     08/15/2028         3,539,463
----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   IL Finance Authority (Lutheran Social Services)                          5.000     08/15/2024         3,157,679
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   IL Finance Authority (Montgomery Place)                                  5.500     05/15/2026         1,259,200
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   IL Finance Authority (Montgomery Place)                                  5.750     05/15/2038         2,290,568
----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   IL Finance Authority (Three Crowns Park Plaza)                           5.875     02/15/2038         3,611,965
----------------------------------------------------------------------------------------------------------------------------------
      27,700,000   IL Finance Authority Student Hsg. (Educational
                   Advancement Fund)                                                        5.250     05/01/2034        27,750,137
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IL Health Facilities Authority                                           6.900     11/15/2033         1,638,000
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IL Health Facilities Authority (Delnor Community
                   Resource Living)                                                         6.000     11/15/2017           100,044
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   IL Health Facilities Authority (Edward Health Ventures) 1                5.125     02/15/2025         8,933,840
----------------------------------------------------------------------------------------------------------------------------------
          40,000   IL Health Facilities Authority (Memorial Medical
                   Center/Memorial Health System)                                           5.250     10/01/2027            40,656
----------------------------------------------------------------------------------------------------------------------------------
       1,525,000   IL Hsg. Devel. Authority (Pineview of Rockford) 4                        5.000     07/01/2031         1,523,872
----------------------------------------------------------------------------------------------------------------------------------
       3,080,000   IL Hsg. Devel. Authority (Pineview of Rockford)                          5.050     07/01/2038         3,080,924
----------------------------------------------------------------------------------------------------------------------------------
         890,000   IL Hsg. Devel. Authority (Prairie View Apartments) 4                     4.900     07/01/2036           871,764
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lindenhurst, IL Special Service Area No. 4                               6.150     01/01/2018            25,460
----------------------------------------------------------------------------------------------------------------------------------
      13,635,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 4                                                        7.125     01/01/2036        14,426,648
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 1                                                        5.250     01/01/2030         4,068,286


                 50 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS Continued
$      5,000,000   Lombard, IL Public Facilities Corp. (Conference
                   Center & Hotel) 1                                                        5.250%    01/01/2036   $     5,148,850
----------------------------------------------------------------------------------------------------------------------------------
       3,780,000   Manhattan, IL Special Service Area Special Tax
                   (Groebe Farm-Stonegate)                                                  5.750     03/01/2022         3,788,996
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Manhattan, IL Special Service Area Special Tax
                   (Groebe Farm-Stonegate)                                                  6.125     03/01/2040         4,012,960
----------------------------------------------------------------------------------------------------------------------------------
       1,940,000   Manhattan, IL Special Service Area Special Tax
                   (Lakeside Towns Liberty)                                                 5.750     03/01/2022         1,944,617
----------------------------------------------------------------------------------------------------------------------------------
         490,000   Peoria, IL Hsg. (Peoria Oak Woods Apartments)                            7.750     10/15/2033           490,240
----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   Plano, IL Special Service Area No. 5                                     6.000     03/01/2036         3,605,070
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Quad Cities, IL Regional EDA (Heritage Woods Moline)                     6.000     12/01/2041         3,693,300
----------------------------------------------------------------------------------------------------------------------------------
       6,375,000   Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)                 6.375     08/01/2040         6,008,501
----------------------------------------------------------------------------------------------------------------------------------
          47,033   Robbins, IL Res Rec (Robbins Res Rec Partners)                           5.873 5   10/15/2009            41,000
----------------------------------------------------------------------------------------------------------------------------------
             968   Robbins, IL Res Rec (Robbins Res Rec Partners) 6                         7.250     10/15/2009               982
----------------------------------------------------------------------------------------------------------------------------------
      19,208,162   Robbins, IL Res Rec (Robbins Res Rec Partners)                           7.250     10/15/2024        21,462,240
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Rockford, IL Mtg. (Faust Landmark Partnership)                           6.200     01/01/2028            10,267
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Southwestern, IL Devel. Authority (Eden Retirement
                   Center)                                                                  5.850     12/01/2036         1,527,270
----------------------------------------------------------------------------------------------------------------------------------
       3,650,000   Southwestern, IL Devel. Authority (Village of Sauget)                    5.625     11/01/2026         3,658,760
----------------------------------------------------------------------------------------------------------------------------------
         950,000   University of IL Health Services Facilities                              5.800     10/01/2018           972,002
----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   Volo Village, IL Special Service Area (Lancaster Falls)                  5.750     03/01/2036         3,162,208
----------------------------------------------------------------------------------------------------------------------------------
       5,608,000   Volo Village, IL Special Service Area (Remington Pointe)                 6.450     03/01/2034         5,845,611
----------------------------------------------------------------------------------------------------------------------------------
       5,175,000   Yorkville, IL United City Special Services Area Special
                   Tax (Bristol Bay)                                                        5.875     03/01/2036         5,243,879
                                                                                                                   ---------------
                                                                                                                       462,683,597
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--1.5%
      20,210,000   Bluffton, IN Solid Waste Disposal Facility (Bluffton
                   Subordinate Industrial Bio-Energy)                                       7.500     09/01/2019        19,993,551
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   East Chicago, IN Solid Waste Disposal (USG Corp.)                        6.375     08/01/2029         4,404,414
----------------------------------------------------------------------------------------------------------------------------------
         980,000   Evansville, IN First Mtg.                                                7.375     10/01/2021         1,014,271
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Fort Wayne, IN Pollution Control (General Motors Corp.)                  6.200     10/15/2025            25,731
----------------------------------------------------------------------------------------------------------------------------------
         495,000   IN Airport Authority (Federal Express) 4                                 5.500     05/01/2029           496,896
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IN Bond Bank (Southwestern Bartholomew Water Corp.)                      6.625     06/01/2012            25,034
----------------------------------------------------------------------------------------------------------------------------------
       4,875,000   IN H&EFA (Community Foundation Northwest Indiana)                        5.500     03/01/2037         4,909,028
----------------------------------------------------------------------------------------------------------------------------------
       1,520,000   IN Health Facility Financing Authority (Methodist
                   Hospitals) 4                                                             5.500     09/15/2031         1,525,168
----------------------------------------------------------------------------------------------------------------------------------
      16,750,000   IN Health Facility Financing Authority (Sisters of St.
                   Francis Health Services) 1                                               5.500     11/01/2031        17,969,458
----------------------------------------------------------------------------------------------------------------------------------
         750,000   IN HFA (Single Family Mtg.)                                              5.550     01/01/2025           763,650
----------------------------------------------------------------------------------------------------------------------------------
         550,000   IN Pollution Control (General Motors Corp.)                              5.625     04/01/2011           541,585
----------------------------------------------------------------------------------------------------------------------------------
       4,360,000   Indianapolis, IN Hsg. (Cambridge Station Apartments)                     5.250     01/01/2039         4,417,508


                 51 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
INDIANA Continued
$         75,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                5.600%    04/01/2029   $        75,240
----------------------------------------------------------------------------------------------------------------------------------
         155,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.) 4              5.625     12/01/2027           155,288
----------------------------------------------------------------------------------------------------------------------------------
         560,000   Jasper County, IN Economic Devel. (Georgia-Pacific Corp.)                6.700     04/01/2029           576,951
----------------------------------------------------------------------------------------------------------------------------------
          30,000   North Manchester, IN (Estelle Peabody Memorial Home)                     6.500     07/01/2015            30,015
----------------------------------------------------------------------------------------------------------------------------------
      17,505,000   North Manchester, IN (Estelle Peabody Memorial Home)                     7.250     07/01/2033        18,121,001
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Petersburg, IN Pollution Control (Indianapolis Power
                   & Light Company)                                                         6.375     11/01/2029            37,104
----------------------------------------------------------------------------------------------------------------------------------
         230,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      5.550     05/15/2019           231,757
----------------------------------------------------------------------------------------------------------------------------------
         265,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      5.700     05/15/2028           267,666
----------------------------------------------------------------------------------------------------------------------------------
         500,000   St. Joseph County, IN Economic Devel. (Holy Cross
                   Village Notre Dame)                                                      6.000     05/15/2038           521,150
----------------------------------------------------------------------------------------------------------------------------------
      39,000,000   St. Joseph County, IN Hospital Authority (Memorial Health
                   System) 1                                                                4.460 2   08/15/2046        38,610,000
----------------------------------------------------------------------------------------------------------------------------------
       4,875,000   Vigo County, IN Hospital Authority (Union Hospital)                      5.800     09/01/2047         4,909,856
----------------------------------------------------------------------------------------------------------------------------------
       6,695,000   Vincennes, IN Economic Devel. (Southwest Indiana
                   Regional Youth Village)                                                  6.250     01/01/2024         6,698,414
                                                                                                                   ---------------
                                                                                                                       126,320,736
----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.7%
       4,105,000   Cedar Rapids, IA (Cottage Grove Place)                                   6.000     07/01/2014         3,916,088
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Coralville, IA Urban Renewal                                             5.125     06/01/2039           374,681
----------------------------------------------------------------------------------------------------------------------------------
         650,000   Coralville, IA Urban Renewal                                             5.000     06/01/2047           633,412
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Coralville, IA Urban Renewal                                             5.750     06/01/2028           764,325
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Coralville, IA Urban Renewal                                             6.000     06/01/2036           769,335
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Des Moines, IA Aviation System                                           5.125     07/01/2028            30,128
----------------------------------------------------------------------------------------------------------------------------------
       5,475,000   Dickinson County, IA Hsg. (Spirit Lake)                                  5.875     12/01/2036         5,318,087
----------------------------------------------------------------------------------------------------------------------------------
          20,000   IA Finance Authority (Allen Memorial Hospital Corp.)                     5.600     02/15/2020            20,262
----------------------------------------------------------------------------------------------------------------------------------
         520,000   IA Finance Authority (Amity Fellowserve)                                 5.900     10/01/2016           526,261
----------------------------------------------------------------------------------------------------------------------------------
         860,000   IA Finance Authority (Amity Fellowserve)                                 6.000     10/01/2028           836,333
----------------------------------------------------------------------------------------------------------------------------------
         940,000   IA Finance Authority (Amity Fellowserve)                                 6.375     10/01/2026           956,065
----------------------------------------------------------------------------------------------------------------------------------
       2,190,000   IA Finance Authority (Amity Fellowserve)                                 6.500     10/01/2036         2,227,361
----------------------------------------------------------------------------------------------------------------------------------
       1,160,000   IA Finance Authority (Boys & Girls Home)                                 5.900     12/01/2028         1,188,385
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IA Finance Authority (Iowa Valley Community College
                   Student Hsg.)                                                            5.850     05/01/2019            99,885
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   IA Finance Authority Health Facilities (Care Initiatives)                5.500     07/01/2025         3,081,720
----------------------------------------------------------------------------------------------------------------------------------
         900,000   IA Finance Authority Retirement Community (Friendship
                   Haven)                                                                   6.125     11/15/2032           918,216
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IA Finance Authority Senior Hsg. (Bethany Manor)                         5.550     11/01/2041           981,560
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   IA Finance Authority Senior Hsg. (Wedum Walnut Ridge) 4                  5.375     06/01/2025         1,272,180
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   IA Higher Education Loan Authority (Wartburg College)                    5.300     10/01/2037        10,069,800


                 52 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
IOWA Continued
$     34,865,000   IA Tobacco Settlement Authority                                          5.375%    06/01/2038   $    34,294,957
----------------------------------------------------------------------------------------------------------------------------------
      56,000,000   IA Tobacco Settlement Authority                                          5.500     06/01/2042        55,694,240
----------------------------------------------------------------------------------------------------------------------------------
     190,800,000   IA Tobacco Settlement Authority                                          6.250 5   06/01/2046        17,929,476
----------------------------------------------------------------------------------------------------------------------------------
     360,990,000   IA Tobacco Settlement Authority                                          7.125 5   06/01/2046        24,319,896
----------------------------------------------------------------------------------------------------------------------------------
      60,000,000   IA Tobacco Settlement Authority (TASC) 1                                 5.625     06/01/2046        60,334,400
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   IA Tobacco Settlement Authority (TASC)                                   5.625     06/01/2046         5,027,850
                                                                                                                   ---------------
                                                                                                                       231,584,903
----------------------------------------------------------------------------------------------------------------------------------
KANSAS--0.6%
         100,000   Goddard, KS Industrial Revenue (IFR Systems)                             6.250     05/01/2012           100,335
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Kingman, KS Hospital Revenue (Ninnescah Valley)                          6.375     03/01/2022            15,000
----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                  6.500     02/01/2018         1,037,505
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   KS Devel. Finance Authority (Oak Ridge Park Associates)                  6.625     08/01/2029         1,012,650
----------------------------------------------------------------------------------------------------------------------------------
          55,000   KS Devel. Finance Authority (VS/VSCF/JGCCF Obligated
                   Group)                                                                   5.500     11/15/2015            55,010
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   KS Independent College Finance Authority (Newman
                   University) 4                                                            5.000     10/01/2028         1,723,932
----------------------------------------------------------------------------------------------------------------------------------
         950,000   Labette County, KS Hospital Revenue                                      5.750     09/01/2029           980,619
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Labette County, KS Hospital Revenue                                      5.750     09/01/2037           847,572
----------------------------------------------------------------------------------------------------------------------------------
       1,290,000   Lenexa, KS Multifamily Hsg. (Meadows Apartments)                         7.950     10/15/2035         1,332,428
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Manhattan, KS Health Care Facility (Meadowlark Hills
                   Retirement)                                                              5.125     05/15/2042           956,970
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Mission, KS Multifamily (Lamar Place Apartments)                         5.180     10/01/2023            45,013
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   Olathe, KS Tax Increment (Gateway)                                       5.000     03/01/2026         4,222,530
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Olathe, KS Transportation Devel. District (Gateway)                      5.000     12/01/2028         2,333,550
----------------------------------------------------------------------------------------------------------------------------------
       4,770,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.450     06/01/2038         5,015,607
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.500     12/01/2038        15,767,400
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.900     06/01/2028           489,283
----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.900     12/01/2035         3,138,868
----------------------------------------------------------------------------------------------------------------------------------
       5,085,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             5.950     06/01/2036         5,403,474
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.450     12/01/2033         2,301,998
----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.450     12/01/2033         1,331,116
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             6.875     12/01/2026           405,244
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Sedgwick & Shawnee Counties, KS Hsg. (Single
                   Family Mtg.)                                                             7.600     12/01/2031           213,295


                 53 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
KANSAS Continued
$        525,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                7.600%    12/01/2031   $       533,237
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Sterling, KS Educational Facilities (Sterling College)                   5.375     11/01/2027           192,348
----------------------------------------------------------------------------------------------------------------------------------
         860,000   Sterling, KS Educational Facilities (Sterling College)                   5.500     11/01/2032           827,587
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Wichita, KS Hsg. (Innes Station Apartments)                              6.250     03/01/2028         1,660,956
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Wyandotte County/Kansas City, KS Unified Government
                   Industrial Devel. (Crestwood Apartments)                                 6.950     06/01/2037         2,508,550
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Wyandotte County/Kansas City, KS Unified Government
                   Pollution Control (General Motors) 4                                     6.000     06/01/2025         1,404,382
                                                                                                                   ---------------
                                                                                                                        55,856,459
----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.4%
          15,000   Elizabethtown, KY Industrial Building (Elizabethtown
                   Medical Rehabilitation)                                                 10.250     12/01/2016            15,295
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Jefferson County, KY Health Facilities (University
                   Medical Center)                                                          5.500     07/01/2017         2,022,300
----------------------------------------------------------------------------------------------------------------------------------
      28,805,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015           864,150
----------------------------------------------------------------------------------------------------------------------------------
      31,750,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015           952,500
----------------------------------------------------------------------------------------------------------------------------------
      27,170,000   Kenton County, KY Airport (Delta Airlines) 6                             8.000     12/01/2015           815,100
----------------------------------------------------------------------------------------------------------------------------------
      45,560,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015         1,366,800
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Kenton County, KY Airport (Delta Airlines) 6,9,10                        8.000     12/01/2015             4,500
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Kenton County, KY Airport Board (Cincinnati/Northern
                   Kentucky International)                                                  5.750     03/01/2010            45,412
----------------------------------------------------------------------------------------------------------------------------------
       4,680,000   Kenton County, KY Airport Special Facilities (Mesaba
                   Aviation)                                                                6.625     07/01/2019         4,502,488
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Kenton County, KY Airport Special Facilities (Mesaba
                   Aviation)                                                                6.700     07/01/2029         5,069,850
----------------------------------------------------------------------------------------------------------------------------------
       2,635,000   Kuttawa, KY (1st Mortgage-GF/Kentucky)                                   6.750     03/01/2029         2,635,395
----------------------------------------------------------------------------------------------------------------------------------
          10,000   KY EDFA (Norton)                                                         6.125     10/01/2010            10,306
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   KY Hsg. Corp.                                                            4.800     07/01/2037         6,719,650
----------------------------------------------------------------------------------------------------------------------------------
       2,900,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     6.000     05/01/2023         2,904,263
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     7.450     05/01/2022         1,223,280
----------------------------------------------------------------------------------------------------------------------------------
       5,740,000   Morgantown, KY Solid Waste Disposal (Imco Recycling)                     7.650     05/01/2016         5,800,442
                                                                                                                   ---------------
                                                                                                                        34,951,731
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.2%
         175,000   Caddo Parish, LA Industrial Devel. Board (Pennzoil
                   Products Company)                                                        5.600     12/01/2028           178,717
----------------------------------------------------------------------------------------------------------------------------------
       5,565,000   Calcasieu Parish, LA Industrial Devel. Board Pollution
                   Control (Gulf States Utilities Company)                                  6.750     10/01/2012         5,617,534
----------------------------------------------------------------------------------------------------------------------------------
       2,800,000   Claiborne Parish, LA Law Enforcement District
                   (Claiborne Correctional Facilities)                                      6.250     03/01/2019         2,893,744
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   Epps, LA COP                                                             8.000     06/01/2018         1,436,190


                 54 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA Continued
$      2,500,000   Juban Park, LA Community Devel. District
                   Special Assessment                                                       5.150%    10/01/2014   $     2,479,300
----------------------------------------------------------------------------------------------------------------------------------
       3,775,000   LA CDA (Eunice Student Hsg. Foundation)                                  7.375     09/01/2033         3,362,393
----------------------------------------------------------------------------------------------------------------------------------
       3,420,000   LA HFA (Homeownership)                                                   5.700     06/01/2039         3,732,896
----------------------------------------------------------------------------------------------------------------------------------
         470,000   LA HFA (Malta Square at Sacred Heart)                                    6.450     09/01/2027           490,516
----------------------------------------------------------------------------------------------------------------------------------
         115,000   LA HFA (Single Family Mtg.)                                              6.300     06/01/2020           116,072
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   LA Local Government EF&CD Authority (Cypress
                   Apartments)                                                              8.000     04/20/2028         1,099,780
----------------------------------------------------------------------------------------------------------------------------------
         425,000   LA Local Government EF&CD Authority (Oakleigh
                   Apartments)                                                              8.500     06/01/2038           528,369
----------------------------------------------------------------------------------------------------------------------------------
         500,000   LA Local Government EF&CD Authority (Sharlo
                   Apartments)                                                              8.000     06/20/2028           499,985
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   LA Local Government EF&CD Authority (St. James Place)                    7.000     11/01/2029         8,246,000
----------------------------------------------------------------------------------------------------------------------------------
       7,460,000   LA Public Facilities Authority (Lake Charles Memorial
                   Hospital)                                                                8.625     12/01/2030         7,938,037
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   LA Public Facilities Authority (Ochsner Clinic Foundation) 1             5.000     05/15/2022         7,637,100
----------------------------------------------------------------------------------------------------------------------------------
       5,350,000   LA Public Facilities Authority (Progressive Healthcare)                  6.375     10/01/2028         5,409,118
----------------------------------------------------------------------------------------------------------------------------------
     119,945,000   LA Tobacco Settlement Financing Corp. (TASC)                             5.875     05/15/2039       124,277,413
----------------------------------------------------------------------------------------------------------------------------------
       9,630,000   LA Tobacco Settlement Financing Corp. (TASC), Series B                   5.500     05/15/2030         9,817,689
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Lakeshore Villages Master, LA Community Devel. District                  5.250     07/01/2017         7,400,025
----------------------------------------------------------------------------------------------------------------------------------
      23,400,000   New Orleans, LA Exhibit Hall Authority Special Tax (Ernest
                   N. Morial) 1                                                             5.250     07/15/2028        24,388,065
----------------------------------------------------------------------------------------------------------------------------------
         195,000   New Orleans, LA Finance Authority (Single Family Mtg.)                   6.218 5   12/01/2032            40,734
----------------------------------------------------------------------------------------------------------------------------------
       1,270,000   New Orleans, LA Finance Authority (Single Family Mtg.)                   6.372 5   06/01/2032           262,471
----------------------------------------------------------------------------------------------------------------------------------
         330,000   New Orleans, LA HDC (Southwood Patio)                                    7.700     02/01/2022           335,029
----------------------------------------------------------------------------------------------------------------------------------
          60,000   New Orleans, LA Sewage Service                                           5.400     06/01/2017            60,651
----------------------------------------------------------------------------------------------------------------------------------
       3,020,000   St. James Parish, LA Solid Waste (IMC Phosphates
                   Company)                                                                 7.700     10/01/2022         3,090,517
----------------------------------------------------------------------------------------------------------------------------------
      50,000,000   St. John Baptist Parish, LA (Marathon Oil Company)                       5.125     06/01/2037        49,935,500
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Tensas Parish, LA Law Enforcement District COP 6                         8.000     10/01/2010            50,861
----------------------------------------------------------------------------------------------------------------------------------
         140,000   West Feliciana Parish, LA Pollution Control (Entergy
                   Gulf States)                                                             5.800     12/01/2015           140,738
----------------------------------------------------------------------------------------------------------------------------------
         290,000   West Feliciana Parish, LA Pollution Control (Entergy
                   Gulf States)                                                             5.800     04/01/2016           290,803
                                                                                                                   ---------------
                                                                                                                       271,756,247
----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.6%
      35,020,000   ME Finance Authority Solid Waste Recycling Facilities
                   (Great Northern Paper)                                                   7.750     10/01/2022        35,260,587
----------------------------------------------------------------------------------------------------------------------------------
          90,000   ME Municipal Bond Bank, Series D                                         6.300     11/01/2014            90,181
----------------------------------------------------------------------------------------------------------------------------------
       4,200,000   ME Hsg. Authority, Series F-2 1                                          5.150     11/15/2022         4,238,241
----------------------------------------------------------------------------------------------------------------------------------
          20,000   North Berwick, ME (Hussey Seating Company)                               7.000     12/01/2013            20,083


                 55 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MAINE Continued
$      4,800,000   Rumford, ME Pollution Control (Boise Cascade Corp.)                      6.625%    07/01/2020   $     4,812,816
----------------------------------------------------------------------------------------------------------------------------------
       6,200,000   Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)                   6.875     10/01/2026         6,652,786
                                                                                                                   ---------------
                                                                                                                        51,074,694
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.6%
       1,000,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2027         1,011,860
----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2032         1,091,803
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Annapolis, MD Economic Devel. (St. John's College)                       5.000     10/01/2036           802,480
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Baltimore, MD Convention Center                                          5.875     09/01/2039         4,188,880
----------------------------------------------------------------------------------------------------------------------------------
       6,810,000   Brunswick, MD Special Obligation (Brunswick Crossing)                    5.500     07/01/2036         6,874,150
----------------------------------------------------------------------------------------------------------------------------------
       2,440,000   MD Community Devel. Administration (Dept. of Hsg. &
                   Community Devel.) 7                                                      5.200     09/01/2048         2,453,420
----------------------------------------------------------------------------------------------------------------------------------
       3,090,000   MD Community Devel. People's Resource Center, Series A                   5.050     07/01/2047         3,052,209
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MD EDC (Chesapeake Bay)                                                  5.000     12/01/2031         7,631,360
----------------------------------------------------------------------------------------------------------------------------------
       5,135,000   MD EDC Student Hsg. (Bowie State University) 4                           6.000     06/01/2023         5,218,957
----------------------------------------------------------------------------------------------------------------------------------
         400,000   MD EDC Student Hsg. (University of Maryland)                             5.625     10/01/2023           394,952
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   MD EDC Student Hsg. (University of Maryland)                             5.750     10/01/2033         4,936,250
----------------------------------------------------------------------------------------------------------------------------------
         750,000   MD H&HEFA (Edenwald)                                                     5.400     01/01/2031           763,613
----------------------------------------------------------------------------------------------------------------------------------
         600,000   MD H&HEFA (Edenwald)                                                     5.400     01/01/2037           607,722
----------------------------------------------------------------------------------------------------------------------------------
         710,000   MD H&HEFA (King Farm Presbyterian Community)                             5.250     01/01/2027           709,539
----------------------------------------------------------------------------------------------------------------------------------
         600,000   MD H&HEFA (King Farm Presbyterian Community)                             5.300     01/01/2037           597,048
----------------------------------------------------------------------------------------------------------------------------------
         925,000   MD H&HEFA (Washington Christian Academy) 4                               5.500     07/01/2038           926,637
----------------------------------------------------------------------------------------------------------------------------------
         320,000   MD Industrial Devel. Financing Authority (Our Lady of
                   Good Counsel) 4                                                          5.500     05/01/2020           333,802
----------------------------------------------------------------------------------------------------------------------------------
         800,000   MD Industrial Devel. Financing Authority (Our Lady of
                   Good Counsel) 4                                                          6.000     05/01/2035           848,960
----------------------------------------------------------------------------------------------------------------------------------
       3,950,000   Prince Georges County, MD Special Obligation (National
                   Harbor)                                                                  5.200     07/01/2034         3,918,716
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Salisbury, MD Special Obligation (Villages at Aydelotte
                   Farm)                                                                    5.250     01/01/2037         2,195,573
                                                                                                                   ---------------
                                                                                                                        48,557,931
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS--1.5%
       1,000,000   MA Devel. Finance Agency (Curry College) 4                               5.000     03/01/2036           982,040
----------------------------------------------------------------------------------------------------------------------------------
         800,000   MA Devel. Finance Agency (Eastern Nazarene College)                      5.625     04/01/2019           814,224
----------------------------------------------------------------------------------------------------------------------------------
       2,630,000   MA Devel. Finance Agency (Eastern Nazarene College)                      5.625     04/01/2029         2,668,424
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   MA Devel. Finance Agency (Linden Ponds)                                  5.750     11/15/2042         1,836,954
----------------------------------------------------------------------------------------------------------------------------------
         300,000   MA Devel. Finance Agency (Regis College)                                 5.250     10/01/2018           293,169
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MA Devel. Finance Agency (VOA Concord)                                   5.200     11/01/2041           961,760
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MA GO 1                                                                  5.000     08/01/2027         8,401,800
----------------------------------------------------------------------------------------------------------------------------------
       9,990,000   MA H&EFA (Catholic Health East) 1                                        4.544 2   11/15/2032         9,839,650
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   MA H&EFA (Emerson Hospital) 1                                            5.000     08/15/2035         9,977,350


                 56 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS Continued
$         80,000   MA H&EFA (Holyoke Hospital)                                              6.500%    07/01/2015   $        80,015
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Medical Academic and Scientific
                   Community Organization)                                                  6.625     01/01/2015            10,104
----------------------------------------------------------------------------------------------------------------------------------
       4,500,000   MA HFA (Single Family)                                                   5.000     12/01/2031         4,483,980
----------------------------------------------------------------------------------------------------------------------------------
      52,080,000   MA HFA, Series A 1                                                       5.250     07/01/2025        53,071,343
----------------------------------------------------------------------------------------------------------------------------------
       2,185,000   MA HFA, Series A                                                         5.200     06/01/2036         2,202,961
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   MA HFA, Series A                                                         5.300     06/01/2049         4,278,178
----------------------------------------------------------------------------------------------------------------------------------
       1,280,000   MA HFA, Series A                                                         5.700     07/01/2020         1,317,312
----------------------------------------------------------------------------------------------------------------------------------
       1,355,000   MA HFA, Series A                                                         5.800     07/01/2030         1,397,818
----------------------------------------------------------------------------------------------------------------------------------
      22,560,000   MA HFA, Series F 1                                                       5.000     07/01/2022        22,612,565
----------------------------------------------------------------------------------------------------------------------------------
         145,000   MA Industrial Finance Agency (Arbors at Taunton)                         5.500     06/20/2040           149,515
                                                                                                                   ---------------
                                                                                                                       125,379,162
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN--2.7%
      55,770,000   Detroit, MI Sewer Disposal System 1                                      4.191 2   07/01/2032        55,212,300
----------------------------------------------------------------------------------------------------------------------------------
       1,700,000   Kalamazoo, MI EDC (Heritage Community)                                   5.500     05/15/2036         1,705,338
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   Kent, MI Hospital Finance Authority                                      6.250     07/01/2040         2,845,238
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Kentwood, MI Economic Devel. (Holland Homes/Faith
                   Hospice/HHCAHH/RD/HHF Obligated Group                                    5.375     11/15/2036           504,325
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Meridian, MI EDC (Burcham Hills)                                         5.250     07/01/2026         1,176,684
----------------------------------------------------------------------------------------------------------------------------------
       9,900,000   MI Higher Education Student Loan Authority 1                             5.450     09/01/2026        10,218,285
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MI Hospital Finance Authority (Detroit Medical Center)                   6.500     08/15/2018            65,038
----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   MI Hospital Finance Authority (Henry Ford
                   Health System) 4                                                         5.250     11/15/2046        20,296,600
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MI Hsg. Devel. Authority (Deaconess Tower)                               5.200     08/20/2038         1,211,928
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   MI Hsg. Devel. Authority, Series A                                       5.200     06/01/2039         7,571,325
----------------------------------------------------------------------------------------------------------------------------------
         500,000   MI Hsg. Devel. Authority, Series D                                       5.200     10/01/2042           502,070
----------------------------------------------------------------------------------------------------------------------------------
       2,185,000   MI Job Devel. Authority Pollution Control (General
                   Motors Corp.) 4                                                          5.550     04/01/2009         2,186,682
----------------------------------------------------------------------------------------------------------------------------------
         450,000   MI Public Educational Facilities Authority (Black River
                   School) 4                                                                5.800     09/01/2030           455,837
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   MI Public Educational Facilities Authority (Old Redford
                   Academy) 4                                                               6.000     12/01/2035         2,070,680
----------------------------------------------------------------------------------------------------------------------------------
         360,000   MI Strategic Fund Limited Obligation (Clark Retirement
                   Community/Clark Retirement Community Foundation
                   Obligated Group) 4                                                       5.650     09/01/2029           373,043
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   MI Strategic Fund Limited Obligation (Detroit Edison
                   Company) 1                                                               5.500     06/01/2030         8,472,240
----------------------------------------------------------------------------------------------------------------------------------
       5,505,000   MI Strategic Fund Limited Obligation (Ford Motor
                   Company), Series A 4                                                     6.550     10/01/2022         5,533,076
----------------------------------------------------------------------------------------------------------------------------------
       4,475,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.) 4                                                          6.200     09/01/2020         4,483,950


                 57 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MICHIGAN Continued
$     15,375,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.) 4                                                          7.000% 2  04/01/2008   $    15,375,000
----------------------------------------------------------------------------------------------------------------------------------
      27,895,000   MI Strategic Fund Pollution Control (General
                   Motors Corp.)                                                            7.000 2   12/01/2008        27,895,000
----------------------------------------------------------------------------------------------------------------------------------
       4,800,000   MI Strategic Fund Solid Waste (Genesee Power Station)                    7.500     01/01/2021         4,785,504
----------------------------------------------------------------------------------------------------------------------------------
      20,455,000   Midland County, MI EDC (Midland Cogeneration
                   Venture)                                                                 6.875     07/23/2009        20,708,847
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Pontiac, MI Tax Increment Finance Authority                              6.375     06/01/2031           839,328
----------------------------------------------------------------------------------------------------------------------------------
       3,765,000   Wayne Charter County, MI Airport Facilities (Northwest
                   Airlines)                                                                6.000     12/01/2029         3,587,330
----------------------------------------------------------------------------------------------------------------------------------
      31,180,000   Wayne County, MI Airport Authority (Detroit
                   Metropolitan Wayne County Airport) 1                                     5.000     12/01/2029        31,860,036
                                                                                                                   ---------------
                                                                                                                       229,935,684
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA--2.5%
       1,375,000   Aitkin, MN Health Care Facilities (Riverwood
                   Healthcare Center)                                                       5.600     02/01/2032         1,394,951
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Apple Valley, MN EDA (Evercare Senior Living)                            6.000     12/01/2025         1,502,370
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Apple Valley, MN EDA (Evercare Senior Living)                            6.125     06/01/2035         6,021,000
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Buffalo, MN Health Care (Central Minnesota Senior Hsg.)                  5.500     09/01/2033         1,737,925
----------------------------------------------------------------------------------------------------------------------------------
       1,430,000   Burnsville, MN Commercial Devel. (Holiday Inn) 4                         5.900     04/01/2008         1,427,154
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Chisago City, MN Hsg. Devel (Bungalows of Chisago City)                  7.500     05/01/2027            34,994
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Cloguet, MN Pollution Control (Potlach Corp.)                            5.900     10/01/2026           117,047
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cokato, MN Senior Hsg. (Cokato Charitable Trust)                         5.400     12/01/2036           979,170
----------------------------------------------------------------------------------------------------------------------------------
       2,700,000   Coon Rapids, MN Multifamily Hsg. (Coon Rapids
                   Leased Hsg. Associates II)                                               4.950     10/20/2041         2,623,914
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Cottage Grove, MN Senior Hsg.                                            5.250     12/01/2046         5,858,160
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Cottage Grove, MN Senior Hsg.                                            6.000     12/01/2046         1,764,788
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Crookston, MN Health Care Facilities (Riverview
                   Health Assoc.)                                                           5.300     05/01/2032         1,486,590
----------------------------------------------------------------------------------------------------------------------------------
         475,000   Cuyuna Range, MN Hospital District Health Facilities                     5.200     06/01/2025           478,762
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cuyuna Range, MN Hospital District Health Facilities                     5.500     06/01/2035         1,021,280
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Eagan, MN Ice Arena                                                      5.500     04/01/2019           100,050
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Eden Prairie, MN Multifamily Hsg. (Sterling Ponds)                       6.250     12/01/2029           201,144
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Elysian, MN Senior Hsg. (Kingsway Ministries)                            5.350     05/01/2042         1,930,740
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Eveleth, MN Health Care (Arrowhead Senior Living
                   Community)                                                               5.200     10/01/2027           730,305
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Eveleth, MN Multifamily (Manor House Woodland)                           5.500     10/01/2025           981,350
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Eveleth, MN Multifamily (Manor House Woodland)                           5.700     10/01/2036         1,995,580
----------------------------------------------------------------------------------------------------------------------------------
         130,000   Grand Rapids, MN Hsg. & Redevel. Authority (Lakeshore)                   5.700     10/01/2029           132,980
----------------------------------------------------------------------------------------------------------------------------------
       2,160,000   Green Isle, MN Senior Hsg. (Kingsway Ministries)                         5.500     05/01/2042         2,161,814
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Hopkins, MN Hsg. & Redevel. Authority (Excelsior
                   Crossings)                                                               5.050     02/01/2030         2,915,550


                 58 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      1,000,000   Inner Grove Heights, MN Nursing Home
                   (Presbyterian Homes)                                                     5.500%    10/01/2041   $       989,720
----------------------------------------------------------------------------------------------------------------------------------
         525,000   International Falls, MN Pollution Control (Boise
                   Cascade Corp.) 4                                                         5.500     04/01/2023           530,072
----------------------------------------------------------------------------------------------------------------------------------
       3,250,000   International Falls, MN Pollution Control (Boise
                   Cascade Corp.)                                                           5.650     12/01/2022         3,293,518
----------------------------------------------------------------------------------------------------------------------------------
       6,370,000   International Falls, MN Solid Waste Disposal (Boise
                   Cascade Corp.)                                                           6.850     12/01/2029         6,721,560
----------------------------------------------------------------------------------------------------------------------------------
         530,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                            5.550     09/01/2026           533,641
----------------------------------------------------------------------------------------------------------------------------------
       1,135,000   Lake Crystal, MN Hsg. (Ecumen-Second Century)                            5.700     09/01/2036         1,142,945
----------------------------------------------------------------------------------------------------------------------------------
       1,220,000   Mahtomedi, MN Multifamily (Briarcliff)                                   7.350     06/01/2036         1,233,957
----------------------------------------------------------------------------------------------------------------------------------
       9,800,000   Mankato, MN Industrial Devel. (Environ Biocomposites
                   Holdings)                                                                7.250     12/01/2025         9,292,850
----------------------------------------------------------------------------------------------------------------------------------
       7,988,645   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                   Family Mtg.) 4                                                           5.000     11/01/2038         7,907,241
----------------------------------------------------------------------------------------------------------------------------------
       4,770,053   Minneapolis & St. Paul, MN Hsg. Finance Board (Single
                   Family Mtg.) 4                                                           5.000     12/01/2038         4,721,255
----------------------------------------------------------------------------------------------------------------------------------
      47,015,000   Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines) 9,10                                     7.000     04/01/2025        41,512,364
----------------------------------------------------------------------------------------------------------------------------------
      16,400,000   Minneapolis & St. Paul, MN Metropolitan Airports
                   Commission (Northwest Airlines) 4,9,10                                   7.375     04/01/2025        14,487,760
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Minneapolis, MN (Walker Methodist Senior Services)                       5.875     11/15/2018            35,162
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Minneapolis, MN (Walker Methodist Senior Services)                       6.000     11/15/2028           146,208
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Minneapolis, MN (Walker Methodist Senior Services)                       6.000     11/15/2028            15,058
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Minneapolis, MN Multifamily (Belmont Apartments)                         7.625     11/01/2027           101,321
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Minneapolis, MN Multifamily (Blaisdell Apartments)                       5.400     04/01/2028           714,378
----------------------------------------------------------------------------------------------------------------------------------
       5,340,000   Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)                  5.500     04/01/2042         5,159,348
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Minneapolis, MN Tax Increment (Grant Park) 4                             5.350     02/01/2030           247,900
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Minneapolis, MN Tax Increment (Ivy Tower)                                5.500     02/01/2022           501,760
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Minneapolis, MN Tax Increment (Ivy Tower)                                5.700     02/01/2029         1,009,670
----------------------------------------------------------------------------------------------------------------------------------
       4,585,000   MN HFA (Residential Hsg.)                                                4.875     07/01/2037         4,458,225
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MN HFA (Single Family Mtg.)                                              5.900     07/01/2025            25,346
----------------------------------------------------------------------------------------------------------------------------------
         375,000   Moorhead, MN EDA (Eventide)                                              5.150     06/01/2029           367,508
----------------------------------------------------------------------------------------------------------------------------------
         900,000   New Hope, MN Hsg. & Health Care Facilities (Minnesota
                   Masonic Home North Ridge)                                                5.900     03/01/2019           919,485
----------------------------------------------------------------------------------------------------------------------------------
          80,000   New Hope, MN Multifamily (Chardon Court)                                 7.250     06/01/2026            79,712
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Northfield, MN Hospital                                                  5.375     11/01/2031           507,785
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Northfield, MN Hsg. & Redevel. Authority (Northfield
                   Retirement)                                                              5.375     12/01/2036           968,390
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Northfield, MN Lease (Village School of Northfield) 6,9,10               6.500     12/01/2014            12,805
----------------------------------------------------------------------------------------------------------------------------------
         330,000   Northfield, MN Lease (Village School of Northfield) 6,9,10               7.500     12/01/2024           163,908
----------------------------------------------------------------------------------------------------------------------------------
       2,100,000   Northwest MN Multi-County Hsg. & Redevel. Authority                      5.450     07/01/2041         2,044,518


                 59 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      5,000,000   Oronoco, MN Multifamily Hsg. (Wedum Shorewood
                   Campus)                                                                  5.400%    06/01/2041   $     4,919,400
----------------------------------------------------------------------------------------------------------------------------------
      10,170,000   Otter Tail County, MN GO                                                 7.500     11/01/2019        10,092,098
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                        5.800     10/01/2029           402,396
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Owatonna, MN Senior Hsg. (Owatonna Senior Living)                        6.000     04/01/2041         1,268,088
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Park Rapids, MN Health Facilities (Mankato Lutheran
                   Homes)                                                                   5.600     08/01/2036           400,024
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Pine City, MN (Lakes International Language Academy)                     6.250     05/01/2035         1,010,270
----------------------------------------------------------------------------------------------------------------------------------
         820,000   Pine City, MN Health Care & Hsg. (North Branch)                          6.000     10/20/2036           824,002
----------------------------------------------------------------------------------------------------------------------------------
       1,715,000   Pine City, MN Health Care & Hsg. (North Branch)                          6.125     10/20/2047         1,723,232
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                  5.625     08/01/2026         1,524,345
----------------------------------------------------------------------------------------------------------------------------------
       1,875,000   Prior Lake, MN Senior Hsg. (Shepherds Path Senior Hsg.)                  5.750     08/01/2041         1,882,050
----------------------------------------------------------------------------------------------------------------------------------
       6,200,000   Richfield, MN Senior Hsg. (Richfield Senior Hsg.)                        6.625     12/01/2039         6,458,354
----------------------------------------------------------------------------------------------------------------------------------
         680,000   Rochester, MN Multifamily Hsg. (Eastridge Estates)                       7.750     12/15/2034           680,333
----------------------------------------------------------------------------------------------------------------------------------
       4,300,000   Sartell, MN Health Care & Hsg. Facilities (The Foundation
                   for Health Care Continuums)                                              6.625     09/01/2029         4,428,312
----------------------------------------------------------------------------------------------------------------------------------
         935,000   Seaway Port Authority of Duluth, MN (Northstar
                   Aerospace)                                                               5.000     04/01/2017           908,081
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Seaway Port Authority of Duluth, MN (Northstar
                   Aerospace)                                                               5.200     04/01/2027           205,059
----------------------------------------------------------------------------------------------------------------------------------
         830,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                   Lake Village)                                                            5.375     08/01/2021           850,476
----------------------------------------------------------------------------------------------------------------------------------
         790,000   St. Anthony, MN Hsg. & Redevel. Authority (Silver
                   Lake Village)                                                            5.625     02/01/2031           815,019
----------------------------------------------------------------------------------------------------------------------------------
         100,000   St. Cloud, MN Hsg. & Redevel. Authority (Germain
                   Towers)                                                                  5.900     09/01/2020            97,114
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   St. Louis Park, MN (Roitenberg Family)                                   5.700     08/15/2041         1,009,670
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   St. Paul, MN Hsg. & Redevel. Authority (Brigecreek
                   Senior Place)                                                            7.000     09/15/2037         1,300,052
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Episcopal
                   Nursing Home)                                                            5.630     10/01/2033         2,033,520
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   St. Paul, MN Hsg. & Redevel. Authority (Great Northern
                   Lofts)                                                                   6.250     03/01/2029         3,171,090
----------------------------------------------------------------------------------------------------------------------------------
         400,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                   Academy)                                                                 5.750     09/01/2026           410,936
----------------------------------------------------------------------------------------------------------------------------------
         650,000   St. Paul, MN Hsg. & Redevel. Authority (Hmong
                   Academy)                                                                 6.000     09/01/2036           671,314
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   St. Paul, MN Hsg. & Redevel. Authority (Rossy & Richard
                   Shaller, MN)                                                             5.250     10/01/2042         1,477,395
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                   6.800     03/01/2029         2,118,820
----------------------------------------------------------------------------------------------------------------------------------
       2,130,000   St. Paul, MN Hsg. & Redevel. Authority (Upper Landing)                   7.000     03/01/2029         2,275,223
----------------------------------------------------------------------------------------------------------------------------------
       1,770,000   St. Paul, MN Port Authority (Great Northern)                             6.000     03/01/2030         1,837,773


                 60 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MINNESOTA Continued
$      3,400,000   St. Paul, MN Port Authority (Healtheast Midway
                   Campus)                                                                  6.000%    05/01/2030   $     3,476,704
----------------------------------------------------------------------------------------------------------------------------------
         560,000   St. Paul, MN Port Authority Parking Revenue (4th
                   Parking Ramp)                                                            8.000     12/01/2027           479,892
----------------------------------------------------------------------------------------------------------------------------------
       1,760,000   Wadena, MN Hsg. & Redevel. Authority (Humphrey
                   Manor East)                                                              6.000     02/01/2019         1,774,714
----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Washington County, MN Hsg. & Redevel. (Birchwood
                   & Woodbury)                                                              5.625     06/01/2037         3,530,808
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Worthington, MN Hsg. Authority (Meadows
                   Worthington)                                                             5.375     05/01/2037           974,560
                                                                                                                   ---------------
                                                                                                                       212,474,112
----------------------------------------------------------------------------------------------------------------------------------
MISSISSIPPI--0.7%
         125,000   Claiborne County, MS Pollution Control (System
                   Energy Resources)                                                        6.200     02/01/2026           125,451
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Gulfport, MS Hospital Facility (Gulfport Memorial
                   Hospital)                                                                6.125     07/01/2015            50,080
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Jackson, MS Hsg. Authority (Elton Park Apartments)                       5.400     04/01/2039           176,853
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Jones County, MS Solid Waste Disposal (International
                   Paper Company) 4                                                         5.800     10/01/2021            50,793
----------------------------------------------------------------------------------------------------------------------------------
      12,585,000   MS Business Finance Corp. (System Energy Resources) 4                    5.875     04/01/2022        12,708,836
----------------------------------------------------------------------------------------------------------------------------------
       6,430,000   MS Business Finance Corp. (System Energy Resources) 4                    5.900     05/01/2022         6,492,242
----------------------------------------------------------------------------------------------------------------------------------
      22,385,000   MS Devel. Bank Special Obligation 1                                      5.000     03/01/2041        22,925,848
----------------------------------------------------------------------------------------------------------------------------------
      17,500,000   MS Hospital Equipment & Facilities Authority (Baptist
                   Memorial Hospital) 1                                                     5.000     09/01/2024        17,350,550
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Warren County, MS Environmental Improvement
                   (International Paper Company)                                            6.250     09/01/2023           181,808
                                                                                                                   ---------------
                                                                                                                        60,062,461
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI--1.4%
         250,000   Belton, MO Tax Increment (Belton Town Center)                            5.500     03/01/2020           250,410
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Belton, MO Tax Increment (Belton Town Center)                            5.625     03/01/2025           401,600
----------------------------------------------------------------------------------------------------------------------------------
         325,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2010           323,817
----------------------------------------------------------------------------------------------------------------------------------
         580,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2012           574,618
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2016           486,770
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Branson Hills, MO Infrastructure Facilities                              5.000     04/01/2017           483,775
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Branson Hills, MO Infrastructure Facilities                              5.500     04/01/2022           727,394
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Branson Hills, MO Infrastructure Facilities                              5.500     04/01/2027           741,503
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Branson, MO Commerce Park Community
                   Improvement District                                                     5.750     06/01/2026         4,835,550
----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Branson, MO IDA (Branson Hills Redevel.)                                 5.750     05/01/2026         2,424,913
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Branson, MO IDA (Branson Hills Redevel.)                                 7.050     05/01/2027        14,072,110
----------------------------------------------------------------------------------------------------------------------------------
       2,070,000   Branson, MO IDA (Branson Landing) 4                                      5.250     06/01/2021         2,074,451


                 61 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$      2,470,000   Branson, MO IDA (Branson Landing)                                        5.500%    06/01/2029   $     2,494,033
----------------------------------------------------------------------------------------------------------------------------------
      24,545,000   Branson, MO IDA (Branson Shoppe Redevel.)                                5.950     11/01/2029        24,952,447
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Branson, MO Regional Airport (Branson Airport)                           6.000     07/01/2025         4,884,500
----------------------------------------------------------------------------------------------------------------------------------
         570,000   Broadway-Fairview, MO Transportation Devel. District
                   (Columbia)                                                               6.125     12/01/2036           553,709
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Cape Girardeau County, MO IDA (Procter & Gamble
                   Company)                                                                 5.300     05/15/2028            76,105
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   Chillicothe, MO Tax Increment (South U.S. 65) 4                          5.500     04/01/2021         1,221,974
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Chillicothe, MO Tax Increment (South U.S. 65)                            5.625     04/01/2027         1,106,644
----------------------------------------------------------------------------------------------------------------------------------
       2,530,000   Clay County, MO IDA (Oak Creek)                                          6.300     01/20/2038         2,683,217
----------------------------------------------------------------------------------------------------------------------------------
         450,000   Cottleville, MO COP 6                                                    5.250     08/01/2031           455,382
----------------------------------------------------------------------------------------------------------------------------------
       3,325,000   Dardenne Town Square, MO Transportation Devel. District                  5.000     05/01/2026         3,193,729
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   Dardenne Town Square, MO Transportation Devel. District                  5.000     05/01/2036         3,675,587
----------------------------------------------------------------------------------------------------------------------------------
       2,815,000   Enright Arlington, MO Community Improvement District 4                   5.400     03/01/2026         2,774,295
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Good Shepard, MO Nursing Home District                                   5.900     08/15/2023         2,031,700
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Grindstone Plaza, MO Transportation Devel. District                      5.250     10/01/2021           243,410
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Grindstone Plaza, MO Transportation Devel. District                      5.400     10/01/2026           400,684
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Grindstone Plaza, MO Transportation Devel. District                      5.550     10/01/2036           599,172
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Jackson County, MO IDA (Avila College)                                   6.500     12/02/2025           205,538
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Jennings, MO Tax Increment & Community Improvement
                   (Northland Redevel. Area)                                                5.000     11/01/2023         1,212,700
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Kansas City, MO IDA (Plaza Library)                                      5.900     03/01/2024         1,000,800
----------------------------------------------------------------------------------------------------------------------------------
       1,385,000   Kansas City, MO IDA (West Paseo)                                         6.750     07/01/2036         1,389,197
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Kansas City, MO IDA (Woodbridge Apartments)                              6.700     08/01/2015           559,534
----------------------------------------------------------------------------------------------------------------------------------
       3,750,000   Kansas City, MO Tax Increment (Briarcliff West)                          5.400     06/01/2024         3,793,013
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Lees Summit, MO IDA (Kensington Farms)                                   5.500     03/01/2021         1,732,450
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Lees Summit, MO IDA (Kensington Farms)                                   5.750     03/01/2029           760,155
----------------------------------------------------------------------------------------------------------------------------------
          50,000   MO Environmental Improvement & Energy Resources
                   Authority                                                                5.450     01/01/2018            50,694
----------------------------------------------------------------------------------------------------------------------------------
          70,000   MO Environmental Improvement & Energy Resources
                   Authority (Missouri-American Water Company)                              5.900     03/01/2030            71,489
----------------------------------------------------------------------------------------------------------------------------------
         165,000   MO Environmental Improvement & Energy Resources
                   Authority (St. Louis County Water Company)                               5.000     03/01/2029           165,350
----------------------------------------------------------------------------------------------------------------------------------
         200,000   MO Environmental Improvement & Energy Resources
                   Authority (Union Electric Company)                                       5.450     10/01/2028           201,514
----------------------------------------------------------------------------------------------------------------------------------
       3,915,000   MO HDC (Mansion Apartments Phase II)                                     6.170     04/01/2032         3,941,191
----------------------------------------------------------------------------------------------------------------------------------
          40,000   MO HDC (Multifamily Hsg.)                                                5.625     01/01/2040            40,895
----------------------------------------------------------------------------------------------------------------------------------
          15,000   MO HDC (Single Family Mtg.)                                              5.500     09/01/2033            15,305
----------------------------------------------------------------------------------------------------------------------------------
       3,060,000   MO HDC (Single Family Mtg.) 4                                            5.550     09/01/2034         3,163,091
----------------------------------------------------------------------------------------------------------------------------------
         460,000   MO HDC (Single Family Mtg.)                                              6.350     09/01/2034           487,066
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MO HDC (Single Family Mtg.)                                              6.400     03/01/2029            66,418


                 62 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
MISSOURI Continued
$         20,000   MO HDC (Single Family Mtg.)                                              7.200%    09/01/2026   $        20,529
----------------------------------------------------------------------------------------------------------------------------------
         789,000   Northwoods, MO Transportation Devel. District                            5.850     02/01/2031           784,518
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pleasant Hope, MO School District COP                                    5.875     03/01/2017            25,025
----------------------------------------------------------------------------------------------------------------------------------
         115,000   St. Charles County, MO IDA (Ashwood Apartments)                          5.600     04/01/2030           116,120
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Joseph, MO IDA (Living Community of St. Joseph)                      7.000     08/15/2032         2,505,800
----------------------------------------------------------------------------------------------------------------------------------
         750,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.375     11/01/2024           753,953
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Joseph, MO IDA (Shoppes at North Village)                            5.500     11/01/2027         2,522,825
----------------------------------------------------------------------------------------------------------------------------------
          10,000   St. Louis County, MO IDA (Century Garden Apartments)                     5.700     08/20/2039            10,115
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   St. Louis, MO Tax Increment (1601 Washington Redevel.)                   6.000     08/21/2026         2,437,900
----------------------------------------------------------------------------------------------------------------------------------
       2,150,000   St. Louis, MO Tax Increment (Pet Building Redevel.)                      5.500     05/29/2028         2,091,542
----------------------------------------------------------------------------------------------------------------------------------
       1,660,000   St. Louis, MO Tax Increment (Printers Lofts)                             6.000     08/21/2026         1,752,130
----------------------------------------------------------------------------------------------------------------------------------
       2,540,000   St. Louis, MO Tax Increment (Washington East
                   Condominiums)                                                            5.500     01/20/2028         2,516,861
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   St. Louis, MO Tax Increment (Washington East
                   Condominiums)                                                            5.500     01/20/2028         1,585,424
----------------------------------------------------------------------------------------------------------------------------------
       1,115,000   St. Louis, MO Tax Increment Financing, Series A                          5.500     09/02/2028         1,097,851
----------------------------------------------------------------------------------------------------------------------------------
       1,865,000   Stone Canyon, MO Improvement District (Infrastructure)                   5.700     04/01/2022         1,831,244
----------------------------------------------------------------------------------------------------------------------------------
         975,000   Stone Canyon, MO Improvement District (Infrastructure)                   5.750     04/01/2027           949,728
                                                                                                                   ---------------
                                                                                                                       118,601,464
----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
       4,360,000   Hardin, MT Tax Increment Industrial Infrastructure
                   Devel. (Rocky Mountain Power)                                            0.000 8   09/01/2031         2,862,776
----------------------------------------------------------------------------------------------------------------------------------
         105,000   MT Board of Hsg. (Single Family)                                         5.550     06/01/2033           108,120
----------------------------------------------------------------------------------------------------------------------------------
       6,800,000   MT Board of Investment Exempt Facilities (Stillwater
                   Mining Company) 4                                                        8.000     07/01/2020         6,978,432
----------------------------------------------------------------------------------------------------------------------------------
       1,125,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.000     05/15/2025         1,147,579
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   MT Facilities Finance Authority (St. John's Lutheran)                    6.125     05/15/2036         1,702,734
----------------------------------------------------------------------------------------------------------------------------------
       1,910,000   MT Health Facilities Authority (CoMC)                                    6.375     06/01/2018         1,923,179
----------------------------------------------------------------------------------------------------------------------------------
         190,000   MT Higher Education Student Assistance Corp.                             5.500     12/01/2031           193,245
----------------------------------------------------------------------------------------------------------------------------------
       2,290,000   MT Higher Education Student Assistance Corp. 4                           6.400     12/01/2032         2,378,646
                                                                                                                   ---------------
                                                                                                                        17,294,711
----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--0.4%
       7,000,000   GMAC Municipal Mortgage Trust                                            5.500     10/31/2040         6,980,260
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   GMAC Municipal Mortgage Trust                                            5.700     10/31/2040        13,044,590
----------------------------------------------------------------------------------------------------------------------------------
       1,790,000   Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                   (MS Loveland/American International Group Obligated
                   Group)                                                                   6.000 8   11/01/2033         1,846,134
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   Multifamily Hsg. Revenue Bond Pass-Thru Certificates
                   (Skyway Villas)                                                          5.950     11/01/2034         1,711,760
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Munimae TE Bond Subsidiary                                               5.900     11/29/2049         8,296,960
                                                                                                                   ---------------
                                                                                                                        31,879,704


                 63 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--1.6%
$     93,250,000   Central Plains, NE Energy 1                                              4.241% 2  12/01/2026   $    91,384,400
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Dawson County, NE Sanitation & Improvement District                      5.650     02/01/2022            49,104
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Douglas County, NE Hsg. Authority (Orchard Gardens)                      5.100     10/01/2027           243,803
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Douglas County, NE Hsg. Authority (Orchard Gardens)                      5.150     10/01/2032         1,169,352
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Mead Village, NE Tax Increment (Biofuels-Mead) 4                         5.750     01/01/2022         1,250,988
----------------------------------------------------------------------------------------------------------------------------------
       2,400,000   NE Educational Facilities Authority (Midland Lutheran
                   College) 4                                                               5.600     09/15/2029         2,426,688
----------------------------------------------------------------------------------------------------------------------------------
         110,000   NE Student Loan (Nebhelp)                                                6.000     06/01/2028           110,993
----------------------------------------------------------------------------------------------------------------------------------
          65,000   NE Student Loan (Nebhelp)                                                6.250     06/01/2018            68,548
----------------------------------------------------------------------------------------------------------------------------------
          20,000   NE Student Loan (Nebhelp)                                                6.450     06/01/2018            20,925
----------------------------------------------------------------------------------------------------------------------------------
         250,000   NE Student Loan (Nebhelp) 4                                              6.659 5   12/15/2015           139,048
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Sarpy County, NE Sanitation & Improvement Districts
                   No. 179 (Eagle Crest)                                                    5.700     10/01/2021           105,076
----------------------------------------------------------------------------------------------------------------------------------
      45,745,000   Saunders County, NE Individual Devel. (Mead Biofuels)                    7.000     12/01/2026        44,721,684
                                                                                                                   ---------------
                                                                                                                       141,690,609
----------------------------------------------------------------------------------------------------------------------------------
NEVADA--1.2%
       1,000,000   Clark County, NV Improvement District                                    5.000     02/01/2026           966,620
----------------------------------------------------------------------------------------------------------------------------------
         770,000   Clark County, NV Improvement District                                    5.050     02/01/2031           735,843
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company)                                                                 5.600     10/01/2030           245,681
----------------------------------------------------------------------------------------------------------------------------------
      27,460,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company)                                                                 5.900     10/01/2030        27,457,254
----------------------------------------------------------------------------------------------------------------------------------
       7,145,000   Clark County, NV Industrial Devel. (Nevada Power
                   Company), Series A                                                       5.900     11/01/2032         7,146,858
----------------------------------------------------------------------------------------------------------------------------------
      10,570,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.250     07/01/2034        10,969,546
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.250     03/01/2038        12,488,280
----------------------------------------------------------------------------------------------------------------------------------
      19,200,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.000     12/01/2033        19,540,704
----------------------------------------------------------------------------------------------------------------------------------
       8,260,000   Clark County, NV Industrial Devel. (Southwest Gas Corp.) 1               5.550     12/01/2038         8,712,937
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Clark County, NV Pollution Control (Nevada Power
                   Company)                                                                 5.450     10/01/2023            24,616
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Director of the State of NV Dept. of Business & Industry
                   (Las Ventanas Retirement)                                                7.000     11/15/2034        10,435,400
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Mesquite, NV Special Improvement District (Canyon
                   Creek)                                                                   5.400     08/01/2020           136,089
----------------------------------------------------------------------------------------------------------------------------------
         550,000   Mesquite, NV Special Improvement District (Canyon
                   Creek)                                                                   5.500     08/01/2025           553,003
----------------------------------------------------------------------------------------------------------------------------------
         185,000   NV Hsg. Division (Diamond Creek)                                         5.900     10/01/2018           190,946
----------------------------------------------------------------------------------------------------------------------------------
       3,360,000   NV Hsg. Division (Riverwood I & II)                                      4.750     04/01/2039         3,276,235
                                                                                                                   ---------------
                                                                                                                       102,880,012


                 64 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--0.2%
$      2,155,000   NH Business Finance Authority (Air Cargo at Pease)                       6.750%    04/01/2024   $     2,197,346
----------------------------------------------------------------------------------------------------------------------------------
          70,000   NH Business Finance Authority (Connecticut Light
                   & Power)                                                                 5.850     12/01/2022            72,172
----------------------------------------------------------------------------------------------------------------------------------
         200,000   NH Business Finance Authority (Pennichuck Water
                   Works)                                                                   6.300     05/01/2022           204,336
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NH Business Finance Authority (Public Service
                   Company of New Hampshire)                                                6.000     05/01/2021        10,319,000
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NH H&EFA (Franklin Pierce College)                                       6.050     10/01/2034         4,245,600
----------------------------------------------------------------------------------------------------------------------------------
         535,000   NH HE&HFA (New England College)                                          5.750     03/01/2009           538,060
----------------------------------------------------------------------------------------------------------------------------------
          45,000   NH HFA (Single Family Mtg.)                                              5.300     07/01/2033            45,428
                                                                                                                   ---------------
                                                                                                                        17,621,942
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--9.5%
         100,000   NJ EDA (Cascade Corp.)                                                   8.250     02/01/2026           100,073
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   NJ EDA (Cigarette Tax)                                                   5.500     06/15/2024        24,937,200
----------------------------------------------------------------------------------------------------------------------------------
       5,205,000   NJ EDA (Cigarette Tax)                                                   5.500     06/15/2031         5,446,200
----------------------------------------------------------------------------------------------------------------------------------
      19,205,000   NJ EDA (Cigarette Tax)                                                   5.750     06/15/2029        20,466,961
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   NJ EDA (Cigarette Tax)                                                   5.750     06/15/2034         3,182,640
----------------------------------------------------------------------------------------------------------------------------------
       1,115,000   NJ EDA (Continental Airlines)                                            5.500     04/01/2028         1,088,162
----------------------------------------------------------------------------------------------------------------------------------
       5,285,000   NJ EDA (Continental Airlines)                                            6.250     09/15/2019         5,438,952
----------------------------------------------------------------------------------------------------------------------------------
      39,300,000   NJ EDA (Continental Airlines)                                            6.250     09/15/2029        40,444,809
----------------------------------------------------------------------------------------------------------------------------------
      16,110,000   NJ EDA (Continental Airlines)                                            6.400     09/15/2023        16,548,192
----------------------------------------------------------------------------------------------------------------------------------
         935,000   NJ EDA (Continental Airlines) 4                                          6.625     09/15/2012           984,518
----------------------------------------------------------------------------------------------------------------------------------
      24,325,000   NJ EDA (Continental Airlines)                                            7.000     11/15/2030        25,701,552
----------------------------------------------------------------------------------------------------------------------------------
      16,910,000   NJ EDA (Continental Airlines)                                            7.200     11/15/2030        18,029,611
----------------------------------------------------------------------------------------------------------------------------------
         100,000   NJ EDA (Continental Airlines)                                            9.000     06/01/2033           120,143
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   NJ EDA (Converted Organics of Woodbridge)                                8.000     08/01/2027        12,191,625
----------------------------------------------------------------------------------------------------------------------------------
       1,405,000   NJ EDA (Empowerment Zone-Cumberland)                                     7.750     08/01/2021         1,346,988
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   NJ EDA (GMT Realty)                                                      6.875     01/01/2037         9,453,240
----------------------------------------------------------------------------------------------------------------------------------
      34,740,000   NJ Health Care Facilities Financing Authority (Catholic
                   Health East) 1                                                           4.524 2   11/15/2033        33,944,454
----------------------------------------------------------------------------------------------------------------------------------
       2,545,000   NJ Health Care Facilities Financing Authority (Columbus
                   Hospital)                                                                7.500     07/01/2021         2,582,615
----------------------------------------------------------------------------------------------------------------------------------
       5,100,000   NJ Health Care Facilities Financing Authority (Raritan
                   Bay Medical Center)                                                      7.250     07/01/2027         5,253,000
----------------------------------------------------------------------------------------------------------------------------------
      89,465,000   NJ Tobacco Settlement Financing Corp.                                    4.750     06/01/2034        80,161,535
----------------------------------------------------------------------------------------------------------------------------------
      98,170,000   NJ Tobacco Settlement Financing Corp.                                    5.000     06/01/2029        92,861,948
----------------------------------------------------------------------------------------------------------------------------------
     439,920,000   NJ Tobacco Settlement Financing Corp.                                    5.000     06/01/2041       405,958,176
----------------------------------------------------------------------------------------------------------------------------------
      51,500,000   NJ Tobacco Settlement Financing Corp.                                    5.647 5   06/01/2041         7,620,455
                                                                                                                   ---------------
                                                                                                                       813,863,049


                 65 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--0.2%
$        630,000   Dona Ana County, NM Multifamily (Montana
                   Meadows Apartments)                                                      8.500%    12/01/2015   $       660,965
----------------------------------------------------------------------------------------------------------------------------------
       5,640,000   Eldorado, NM Area Water & Sanitation District                            6.000     02/01/2025         5,606,780
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Farmington, NM Pollution Control (Public Service
                   Company of New Mexico)                                                   6.600     10/01/2029            53,022
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   Mariposa East, NM Public Improvement District                            5.500     09/01/2016         1,117,622
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Mariposa East, NM Public Improvement District                            5.750     09/01/2021           511,865
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Mariposa East, NM Public Improvement District                            6.000     09/01/2032           513,880
----------------------------------------------------------------------------------------------------------------------------------
       7,440,000   NM Mtg. Finance Authority (Single Family Mtg.)                           5.000     01/01/2038         7,365,079
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NM Mtg. Finance Authority, Series C                                      6.500     07/01/2025            10,232
----------------------------------------------------------------------------------------------------------------------------------
         228,000   NM Regional Hsg. Authority (Wildewood Apartments)                        8.750     12/01/2020           240,729
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Otero County, NM Jail COP                                                6.000     04/01/2023           503,510
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Otero County, NM Jail COP                                                6.000     04/01/2028           502,335
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Ventana West, NM Public Improvement District
                   Special Levy                                                             6.875     08/01/2033         1,067,340
                                                                                                                   ---------------
                                                                                                                        18,153,359
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--2.0%
       3,000,000   Albany, NY IDA (New Covenant Charter School) 4                           7.000     05/01/2035         2,552,670
----------------------------------------------------------------------------------------------------------------------------------
      23,000,000   Erie County, NY IDA (Great Lakes) 3                                      7.500     12/01/2025         5,747,470
----------------------------------------------------------------------------------------------------------------------------------
      13,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       5.808 5   06/01/2047         1,309,490
----------------------------------------------------------------------------------------------------------------------------------
      56,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       6.280 5   06/01/2050         4,021,920
----------------------------------------------------------------------------------------------------------------------------------
      62,000,000   Erie County, NY Tobacco Asset Securitization Corp.                       6.656 5   06/01/2055         2,589,120
----------------------------------------------------------------------------------------------------------------------------------
     132,765,000   NY Counties Tobacco Trust V                                              5.904 5   06/01/2038        22,106,700
----------------------------------------------------------------------------------------------------------------------------------
     107,910,000   NY Counties Tobacco Trust V                                              6.074 5   06/01/2050         8,426,692
----------------------------------------------------------------------------------------------------------------------------------
     412,100,000   NY Counties Tobacco Trust V                                              7.151 5   06/01/2060        10,372,557
----------------------------------------------------------------------------------------------------------------------------------
     500,000,000   NY Counties Tobacco Trust V                                              7.836 5   06/01/2060         9,410,000
----------------------------------------------------------------------------------------------------------------------------------
       7,815,000   NYC IDA (American Airlines)                                              5.400     07/01/2020         7,529,674
----------------------------------------------------------------------------------------------------------------------------------
      11,055,000   NYC IDA (American Airlines)                                              6.900     08/01/2024        11,076,115
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   NYC IDA (American Airlines)                                              7.125     08/01/2011         4,201,040
----------------------------------------------------------------------------------------------------------------------------------
       4,750,000   NYC IDA (American Airlines)                                              7.625     08/01/2025         5,552,798
----------------------------------------------------------------------------------------------------------------------------------
      61,150,000   NYC IDA (American Airlines)                                              7.750     08/01/2031        72,025,528
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NYC IDA (Brooklyn Navy Yard Cogeneration Partners)                       5.750     10/01/2036         1,005,220
----------------------------------------------------------------------------------------------------------------------------------
         500,000   NYC IDA (JFK International Airport)                                      8.000     08/01/2012           563,170
                                                                                                                   ---------------
                                                                                                                       168,490,164
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.9%
       1,725,000   Durham, NC Hsg. Authority (Naples Terrace Apartments)                    5.700     06/01/2033         1,764,882
----------------------------------------------------------------------------------------------------------------------------------
       1,025,000   Elizabeth City, NC Multifamily Hsg. (Walker Landing)                     5.125     03/20/2049         1,020,388
----------------------------------------------------------------------------------------------------------------------------------
      26,115,000   Gaston, NC IF&PCFA (National Gypsum)                                     5.750     08/01/2035        27,013,356
----------------------------------------------------------------------------------------------------------------------------------
      34,380,000   NC Charlotte Douglas International Airport Special
                   Facilities (US Airways)                                                  5.600     07/01/2027        34,365,904


                 66 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA Continued
$      2,755,000   NC Charlotte Douglas International Airport
                   Special Facilities (US Airways)                                          7.750%    02/01/2028   $     2,910,410
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   NC Medical Care Commission
                   (Glenaire/The Presbyterian Homes Obligated Group)                        5.500     10/01/2031         1,925,099
----------------------------------------------------------------------------------------------------------------------------------
       1,100,000   NC Medical Care Commission
                   (Glenaire/The Presbyterian Homes Obligated Group)                        5.600     10/01/2036         1,116,445
----------------------------------------------------------------------------------------------------------------------------------
       1,400,000   NC Medical Care Commission (United Methodist)                            5.500     10/01/2032         1,435,224
----------------------------------------------------------------------------------------------------------------------------------
       2,775,000   NC Medical Care Commission Retirement Facilities
                   (Village at Brookwood)                                                   5.250     01/01/2032         2,680,456
                                                                                                                   ---------------
                                                                                                                        74,232,164
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.0%
       1,000,000   Cando, ND Nursing Facility (Towner County
                   Medical Center)                                                          7.125     08/01/2022         1,000,550
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Cass County, ND Industrial Devel. Revenue (Fraser Ltd.)                  7.000     11/01/2015           100,106
----------------------------------------------------------------------------------------------------------------------------------
           5,000   ND HFA                                                                   5.500     07/01/2029             5,056
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ND HFA (Home Mtg.)                                                       5.400     01/01/2034            10,296
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ND HFA (Home Mtg.)                                                       5.550     07/01/2022            10,215
----------------------------------------------------------------------------------------------------------------------------------
       2,935,000   Richland County, ND Hsg. (Birchwood Properties)                          6.750     05/01/2029         2,949,675
                                                                                                                   ---------------
                                                                                                                         4,075,898
----------------------------------------------------------------------------------------------------------------------------------
OHIO--2.9%
       1,470,000   Butler County, OH Hsg. (Anthony Wayne Apartments)                        6.500     09/01/2030         1,488,493
----------------------------------------------------------------------------------------------------------------------------------
      19,180,000   Cleveland, OH Airport (Continental Airlines)                             5.375     09/15/2027        18,783,933
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Cleveland, OH Airport (Continental Airlines)                             5.500     12/01/2008            90,210
----------------------------------------------------------------------------------------------------------------------------------
      18,430,000   Cleveland, OH Airport (Continental Airlines)                             5.700     12/01/2019        18,683,597
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Cleveland-Cuyahoga County, OH Port Authority
                   (St. Clarence)                                                           6.250     05/01/2038         1,030,470
----------------------------------------------------------------------------------------------------------------------------------
       3,265,000   Dublin, OH Industrial Devel. (Dublin Health Care Corp.)                  7.500     12/01/2016         3,337,385
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Erie County, OH Hospital Facilities (Firelands Regional
                   Medical Center)                                                          5.250     08/15/2046         5,073,550
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Grove City, OH Tax Increment Financing                                   5.375     12/01/2031         7,320,450
----------------------------------------------------------------------------------------------------------------------------------
         855,000   Lorain County, OH Port Authority (Alumalloy LLC) 4                       6.000     11/15/2025           860,652
----------------------------------------------------------------------------------------------------------------------------------
      24,075,000   Mahoning County, OH Hospital Facilities (Forum
                   Health Obligated Group) 4                                                6.000     11/15/2032        23,709,060
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Miami County, OH Hospital Facilities (Upper Valley
                   Medical Center) 4                                                        5.250     05/15/2026         2,107,216
----------------------------------------------------------------------------------------------------------------------------------
         960,000   Moraine, OH Solid Waste Disposal (General
                   Motors Corp.)                                                            5.650     07/01/2024           935,482
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Moraine, OH Solid Waste Disposal
                   (General Motors Corp.)                                                   6.750     07/01/2014           233,087
----------------------------------------------------------------------------------------------------------------------------------
       2,375,000   OH Air Quality Devel. Authority (Toledo Edison
                   Company)                                                                 6.100     08/01/2027         2,425,754


                 67 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OHIO Continued
$         50,000   OH Environmental Facilities (Ford Motor Company)                         5.750%    04/01/2035   $        48,351
----------------------------------------------------------------------------------------------------------------------------------
         520,000   OH Environmental Facilities (Ford Motor Company)                         5.950     09/01/2029           522,491
----------------------------------------------------------------------------------------------------------------------------------
         100,000   OH Environmental Facilities (Ford Motor Company)                         6.150     06/01/2030           100,632
----------------------------------------------------------------------------------------------------------------------------------
       2,630,000   OH HFA (GNMA Collateral Mtg.)                                            5.000     11/20/2047         2,561,331
----------------------------------------------------------------------------------------------------------------------------------
       5,170,000   OH HFA (Uptown Towers Apartments)                                        5.250     04/20/2048         5,175,015
----------------------------------------------------------------------------------------------------------------------------------
      12,580,000   OH Higher Educational Facility (Case Western Reserve
                   University) 1                                                            5.000     12/01/2044        12,952,745
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   OH Higher Educational Facility Commission (University
                   Hospital Health System)                                                  4.750     01/15/2046        14,118,600
----------------------------------------------------------------------------------------------------------------------------------
      12,500,000   OH Higher Educational Facility Commission (University
                   Hospital Health System)                                                  5.250     01/15/2046        12,704,625
----------------------------------------------------------------------------------------------------------------------------------
         550,000   OH Pollution Control (General Motors Corp.)                              5.625     03/01/2015           544,198
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   OH Port Authority of Columbiana Solid Waste (A&L
                   Salvage)                                                                14.500     07/01/2028         2,513,362
----------------------------------------------------------------------------------------------------------------------------------
      16,320,000   OH Port Authority of Columbiana Solid Waste (Apex
                   Environmental)                                                           7.250     08/01/2034        17,090,957
----------------------------------------------------------------------------------------------------------------------------------
      13,970,000   OH Solid Waste (General Motors Corp.)                                    6.300     12/01/2032        14,117,104
----------------------------------------------------------------------------------------------------------------------------------
      29,515,000   OH Solid Waste Disposal (USG Corp.)                                      5.600     08/01/2032        30,011,442
----------------------------------------------------------------------------------------------------------------------------------
      38,910,000   OH Solid Waste Disposal (USG Corp.)                                      5.650     03/01/2033        39,466,802
----------------------------------------------------------------------------------------------------------------------------------
       6,640,000   OH Solid Waste Disposal (USG Corp.)                                      6.050     08/01/2034         6,876,118
----------------------------------------------------------------------------------------------------------------------------------
         430,000   OH Water Devel. Authority (Cincinnati Gas & Electric
                   Company)                                                                 5.450     01/01/2024           432,172
----------------------------------------------------------------------------------------------------------------------------------
         532,000   OH Water Devel. Authority (General Motors Corp.)                         5.900     06/15/2008           531,846
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Pike County, OH Hospital Facilities (Pike Health Services)               7.000     07/01/2022            70,722
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Toledo-Lucas County, OH Port Authority (Northwest
                   Ohio)                                                                    5.125     11/15/2025           119,568
                                                                                                                   ---------------
                                                                                                                       246,037,420
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.3%
       1,700,000   Ardmore, OK Devel. Authority (Airpark Increment
                   District)                                                                5.750     11/01/2022         1,707,021
----------------------------------------------------------------------------------------------------------------------------------
       2,325,000   Cleveland County, OK IDA (Vaughn Foods)                                  6.750     12/01/2012         2,321,536
----------------------------------------------------------------------------------------------------------------------------------
       2,365,000   Cleveland County, OK IDA (Vaughn Foods)                                  7.100     12/01/2024         2,346,766
----------------------------------------------------------------------------------------------------------------------------------
       2,280,000   Ellis County, OK Industrial Authority (W.B. Johnston
                   Grain of Shattuck) 4                                                     7.100     08/01/2023         2,361,715
----------------------------------------------------------------------------------------------------------------------------------
       2,760,000   Ellis County, OK Industrial Authority (W.B. Johnston
                   Grain of Shattuck)                                                       7.500     08/01/2023         2,869,268
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Grady County, OK Industrial Authority (Correctional
                   Facilities)                                                              7.000     11/01/2011           353,100
----------------------------------------------------------------------------------------------------------------------------------
       3,260,000   Jackson County, OK Memorial Hospital Authority
                   (Jackson County Memorial)                                                7.300     08/01/2015         3,276,919
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   OK Devel. Finance Authority (Doane Products Company)                     6.250     07/15/2023         9,072,630


                 68 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA Continued
$     19,000,000   OK Devel. Finance Authority (St. John Health
                   System/St. John Medical Center Obligated Group)                          5.000%    02/15/2037   $    19,121,410
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   OK Devel. Finance Authority (St. John Health
                   System/St. John Medical Center Obligated Group)                          5.000     02/15/2042         4,004,440
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   OK HFA (Single Family Homeownership Loan Program)                        5.050     09/01/2031         4,006,400
----------------------------------------------------------------------------------------------------------------------------------
          75,000   OK HFA (Single Family Homeownership Loan Program)                        6.250     09/01/2029            76,185
----------------------------------------------------------------------------------------------------------------------------------
         100,000   OK HFA (Single Family)                                                   5.685 5   09/01/2030            27,114
----------------------------------------------------------------------------------------------------------------------------------
         125,000   OK Ordnance Works Authority Sewer & Solid Waste
                   Disposal Facilities (Ralston Purina Group)                               6.500     09/01/2026           127,543
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OK Student Loan Authority                                                5.300     12/01/2032            30,644
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Oklahoma City, OK Industrial & Cultural Facilities
                   (Aero Obligated Group)                                                   6.750     01/01/2023         1,586,655
----------------------------------------------------------------------------------------------------------------------------------
       2,950,000   Oklahoma County, OK Finance Authority (Var-Sail
                   Association)                                                             5.250     05/15/2041         2,973,128
----------------------------------------------------------------------------------------------------------------------------------
       7,350,000   Oklahoma County, OK HFA (Single Family Mtg.)                             5.400     10/01/2038         7,688,321
----------------------------------------------------------------------------------------------------------------------------------
      24,474,000   Tulsa County, OK Home Finance Authority (Single
                   Family Mtg.)                                                             5.250     12/01/2038        24,985,262
----------------------------------------------------------------------------------------------------------------------------------
       6,505,000   Tulsa, OK Municipal Airport Trust (American Airlines) 4                  5.650     12/01/2035         6,532,386
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Tulsa, OK Municipal Airport Trust (American Airlines)                    6.250     06/01/2020           180,088
----------------------------------------------------------------------------------------------------------------------------------
      15,500,000   Tulsa, OK Municipal Airport Trust (American Airlines) 4                  7.750     06/01/2035        17,806,400
                                                                                                                   ---------------
                                                                                                                       113,454,931
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.3%
       3,500,000   Clackamas County, OR Hsg. Authority (Easton Ridge)                       5.900     12/01/2026         3,476,130
----------------------------------------------------------------------------------------------------------------------------------
       3,745,000   Cow Creek Band, OR (Umpqua Tribe of Indians) 4                           5.625     10/01/2026         3,769,455
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lane County, OR Hsg. Authority & Community Services
                   (Firewood)                                                               6.600     11/01/2015            20,060
----------------------------------------------------------------------------------------------------------------------------------
       1,095,000   OR Economic Devel. (Georgia-Pacific Corp.)                               5.700     12/01/2025         1,097,738
----------------------------------------------------------------------------------------------------------------------------------
         880,000   OR Economic Devel. (Georgia-Pacific Corp.)                               6.350     08/01/2025           880,660
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OR GO (Elderly & Disabled Hsg.)                                          5.250     08/01/2031            10,091
----------------------------------------------------------------------------------------------------------------------------------
         110,000   OR GO (Elderly & Disabled Hsg.)                                          5.800     08/01/2027           110,806
----------------------------------------------------------------------------------------------------------------------------------
          55,000   OR Hsg. & Community Services Dept. (Multifamily Hsg.)                    6.000     07/01/2031            55,775
----------------------------------------------------------------------------------------------------------------------------------
       8,270,000   OR Solid Waste Disposal (USG Corp.)                                      6.400     12/01/2029         8,659,352
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Port Astoria, OR Pollution Control (James River)                         6.550     02/01/2015            50,038
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Port of St. Helen's, OR                                                  6.250     03/01/2010             5,006
----------------------------------------------------------------------------------------------------------------------------------
       3,655,000   Port of St. Helen's, OR Pollution Control (Boise
                   Cascade Corp.) 4                                                         5.650     12/01/2027         3,671,155
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Portland, OR Hsg. Authority (Berry Ridge)                                6.300     05/01/2029            15,040
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Portland, OR Hsg. Authority (Lovejoy Station
                   Apartments)                                                              5.900     07/01/2023            25,590
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   Western Generation, OR Agency Cogeneration
                   (Wauna Cogeneration)                                                     5.000     01/01/2021         1,697,611
                                                                                                                   ---------------
                                                                                                                        23,544,507


                 69 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--4.2%
$      1,250,000   Allegheny County, PA HDA (The Covenant at
                   South Hills) 9,10                                                        8.750%    02/01/2031   $       647,488
----------------------------------------------------------------------------------------------------------------------------------
       4,260,000   Allegheny County, PA HDA (West Penn Allegheny
                   Health System)                                                           9.250     11/15/2015         4,926,690
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Beaver County, PA IDA (J. Ray McDermott & Company)                       6.800     02/01/2009            70,771
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Erie County, PA IDA (International Paper Company)                        5.850     12/01/2020            10,157
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lawrence County, PA IDA (Shenango Presbyterian Center)                   7.500     11/15/2031         1,144,290
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1                   0.000 2   08/15/2042        23,346,672
----------------------------------------------------------------------------------------------------------------------------------
      42,500,000   Lehigh County, PA GPA (St. Lukes Hospital Bethlehem) 1                   4.511 2   08/15/2033        41,370,840
----------------------------------------------------------------------------------------------------------------------------------
         515,000   New Morgan, PA IDA (Browning-Ferris Industries)                          6.500     04/01/2019           517,482
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (National Gypsum Company)                                        6.250     11/01/2027         5,196,550
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (Northampton Generating)                                         6.500     01/01/2013         5,073,950
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   PA EDFA (Northampton Generating)                                         6.600     01/01/2019         5,048,950
----------------------------------------------------------------------------------------------------------------------------------
      79,425,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        86,989,437
----------------------------------------------------------------------------------------------------------------------------------
      28,500,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        31,214,340
----------------------------------------------------------------------------------------------------------------------------------
      29,675,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        32,501,247
----------------------------------------------------------------------------------------------------------------------------------
      17,500,000   PA EDFA (Reliant Energy)                                                 6.750     12/01/2036        19,166,700
----------------------------------------------------------------------------------------------------------------------------------
      14,500,000   PA EDFA (Reliant Energy/Reliant Seward Obligated
                   Group)                                                                   6.750     12/01/2036        15,880,980
----------------------------------------------------------------------------------------------------------------------------------
      26,270,000   PA EDFA (USG Corp.)                                                      6.000     06/01/2031        27,109,327
----------------------------------------------------------------------------------------------------------------------------------
         570,000   Philadelphia, PA H&HEFA (Temple University Hospital)                     6.625     11/15/2023           571,049
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Sayre, PA Health Care Facilities Authority (Guthrie
                   Healthcare System) 1                                                     4.371 2   12/01/2024         9,889,000
----------------------------------------------------------------------------------------------------------------------------------
      53,750,000   Sayre, PA Health Care Facilities Authority (Guthrie
                   Healthcare System) 1,6                                                   4.421 2   12/01/2031        53,153,042
                                                                                                                   ---------------
                                                                                                                       363,828,962
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--2.5%
      45,000,000   Central Falls, RI Detention Facility                                     7.250     07/15/2035        49,905,000
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Providence, RI Hsg. Authority (Lockwood Plaza)                           5.700     09/01/2033            25,827
----------------------------------------------------------------------------------------------------------------------------------
          50,000   RI Health & Educational Building Corp. (Roger Williams
                   General Hospital)                                                        5.500     07/01/2018            49,734
----------------------------------------------------------------------------------------------------------------------------------
      11,500,000   RI Hsg. & Mtg. Finance Corp. 4                                           5.000     10/01/2048        11,188,350
----------------------------------------------------------------------------------------------------------------------------------
       4,185,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.000     10/01/2046         4,080,124
----------------------------------------------------------------------------------------------------------------------------------
          50,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.100     10/01/2029            50,052
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.150     10/01/2038         1,006,460
----------------------------------------------------------------------------------------------------------------------------------
      12,835,000   RI Hsg. & Mtg. Finance Corp. (Homeownership
                   Opportunity)                                                             5.200     10/01/2047        12,876,714
----------------------------------------------------------------------------------------------------------------------------------
       7,080,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.) 1                             5.150     10/01/2022         7,132,534


                 70 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND Continued
$        375,000   RI Hsg. & Mtg. Finance Corp. (Rental Hsg.)                               5.500%    04/01/2034   $       382,646
----------------------------------------------------------------------------------------------------------------------------------
          80,000   RI Industrial Finance Corp. (Ultrafine Powder Technology)                8.000     06/01/2015            81,494
----------------------------------------------------------------------------------------------------------------------------------
     735,245,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.000 5   06/01/2052        52,231,805
----------------------------------------------------------------------------------------------------------------------------------
      52,090,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.125 5   06/01/2052         3,513,471
----------------------------------------------------------------------------------------------------------------------------------
      49,715,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.250     06/01/2042        52,100,326
----------------------------------------------------------------------------------------------------------------------------------
      16,225,000   RI Tobacco Settlement Financing Corp. (TASC)                             6.750 5   06/01/2052           827,475
----------------------------------------------------------------------------------------------------------------------------------
      18,130,000   RI Tobacco Settlement Financing Corp. (TASC), Series A                   6.125     06/01/2032        18,888,197
                                                                                                                   ---------------
                                                                                                                       214,340,209
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--1.4%
          45,000   Charleston County, SC Hospital Facilities (Medical
                   Society Health)                                                          5.500     10/01/2019            45,342
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Columbia, SC Parking Facilities, Series A 1                              5.000     02/01/2037        15,400,950
----------------------------------------------------------------------------------------------------------------------------------
         855,000   Darlington County, SC Industrial Devel. (Sonoco
                   Products Company) 4                                                      6.000     04/01/2026           862,396
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Georgetown County, SC Environmental Improvement
                   (International Paper Company)                                            5.550     12/01/2029         2,048,180
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Georgetown County, SC Environmental Improvement
                   (International Paper Company)                                            6.250     09/01/2023            15,584
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Greenville County, SC Airport (Donaldson Industrial
                   Air Park)                                                                6.125     10/01/2017           183,722
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Horry County, SC Airport                                                 5.600     07/01/2017            15,314
----------------------------------------------------------------------------------------------------------------------------------
       4,815,000   Lancaster County, SC (Edenmoor Improvement District)                     5.750     12/01/2037         4,883,855
----------------------------------------------------------------------------------------------------------------------------------
       1,725,000   McCormick County, SC Hospital Facilities (Health Care
                   Center)                                                                  8.000     03/01/2021         2,207,500
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                   Force Base)                                                              5.250     11/01/2026           990,980
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Myrtle Beach, SC Tax Increment (Myrtle Beach Air
                   Force Base)                                                              5.300     11/01/2035         1,966,800
----------------------------------------------------------------------------------------------------------------------------------
       6,620,000   SC Connector 2000 Assoc. Toll Road, Series B                             6.496 5   01/01/2020         3,310,331
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   SC Connector 2000 Assoc. Toll Road, Series B                             6.621 5   01/01/2024         3,366,935
----------------------------------------------------------------------------------------------------------------------------------
       9,320,000   SC GO 1                                                                  4.250     08/01/2017         9,463,342
----------------------------------------------------------------------------------------------------------------------------------
       9,750,000   SC GO 1                                                                  4.375     08/01/2018         9,899,955
----------------------------------------------------------------------------------------------------------------------------------
      10,190,000   SC GO 1                                                                  4.500     08/01/2019        10,346,722
----------------------------------------------------------------------------------------------------------------------------------
       6,280,000   SC Hsg. Finance & Devel. Authority, Series A 1                           4.850     01/01/2023         6,365,188
----------------------------------------------------------------------------------------------------------------------------------
      11,040,000   SC Hsg. Finance & Devel. Authority, Series A 1                           5.200     07/01/2034        11,144,825
----------------------------------------------------------------------------------------------------------------------------------
       3,800,000   SC Hsg. Finance & Devel. Authority, Series A-2                           5.150     07/01/2037         3,823,142
----------------------------------------------------------------------------------------------------------------------------------
          50,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                   Group)                                                                   5.650     05/01/2018            49,413
----------------------------------------------------------------------------------------------------------------------------------
         370,000   SC Jobs-EDA (JDAM/LH/Franke Home/LS Obligated
                   Group)                                                                   5.700     05/01/2026           363,322
----------------------------------------------------------------------------------------------------------------------------------
         600,000   SC Jobs-EDA (Lutheran Homes)                                             5.500     05/01/2028           600,168


                 71 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA Continued
$        500,000   SC Jobs-EDA (Lutheran Homes)                                             5.625%    05/01/2042   $       500,285
----------------------------------------------------------------------------------------------------------------------------------
           5,000   SC Resource Authority Local Government Program                           7.250     06/01/2020             5,014
----------------------------------------------------------------------------------------------------------------------------------
      18,840,000   SC Tobacco Settlement Management Authority, Series B                     6.375     05/15/2028        19,902,011
----------------------------------------------------------------------------------------------------------------------------------
       6,485,000   SC Tobacco Settlement Management Authority, Series B                     6.375     05/15/2030         7,337,064
----------------------------------------------------------------------------------------------------------------------------------
       5,035,000   York County, SC (Hoechst Celanese Corp.) 4                               5.700     01/01/2024         4,942,708
----------------------------------------------------------------------------------------------------------------------------------
         290,000   York County, SC Pollution Control (Bowater)                              7.400     01/01/2010           292,407
                                                                                                                   ---------------
                                                                                                                       120,333,455
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--0.6%
       5,500,000   Lower Brule, SD Sioux Tribe (Farm Road Reconstruction)                   6.500     02/01/2016         5,475,085
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lower Brule, SD Sioux Tribe, Series B                                    5.500     05/01/2019           981,270
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Lower Brule, SD Sioux Tribe, Series B                                    5.600     05/01/2020           983,110
----------------------------------------------------------------------------------------------------------------------------------
      37,405,000   SD Educational Enhancement Funding Corp. Tobacco
                   Settlement                                                               6.500     06/01/2032        39,971,357
----------------------------------------------------------------------------------------------------------------------------------
       5,786,854   Sioux Falls, SD Economic Devel. (City Centre Hotel)                      7.000 2   11/01/2016         5,715,444
----------------------------------------------------------------------------------------------------------------------------------
       1,425,000   Turner County, SD Tax Increment                                          5.000     12/15/2026         1,425,399
                                                                                                                   ---------------
                                                                                                                        54,551,665
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--1.1%
       1,675,000   Blount County, TN H&EFB (Asbury)                                         5.125     04/01/2023         1,651,651
----------------------------------------------------------------------------------------------------------------------------------
         940,000   Chattanooga, TN Health Educational & Hsg. Board
                   (Campus Devel. Foundation Phase I)                                       5.500     10/01/2020           945,612
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Chattanooga, TN Health Educational & Hsg. Board
                   (Campus Devel. Foundation Phase I)                                       6.000     10/01/2035         1,857,816
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   Johnson City, TN H&EFB (Mountain States Health
                   Alliance) 1                                                              5.500     07/01/2036        12,387,660
----------------------------------------------------------------------------------------------------------------------------------
      17,000,000   Johnson City, TN H&EFB (Mountain States Health
                   Alliance)                                                                5.500     07/01/2036        17,549,100
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Knox County, TN HE&HF (Baptist Health System of East
                   Tennessee/Baptist Hospital of East Tennessee Obligated
                   Group)                                                                   6.375     04/15/2022           101,754
----------------------------------------------------------------------------------------------------------------------------------
      16,905,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          6.500     09/01/2024        16,994,597
----------------------------------------------------------------------------------------------------------------------------------
       7,400,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          7.000 2   06/01/2027         7,400,000
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Maury County, TN Industrial Devel. Board (General
                   Motors Corp.) 4                                                          8.000 2   09/01/2027         7,000,000
----------------------------------------------------------------------------------------------------------------------------------
       4,445,000   McMinn County, TN Industrial Devel. Board Pollution
                   Control (Calhoun Newsprint) 4                                            7.625     03/01/2016         4,466,692
----------------------------------------------------------------------------------------------------------------------------------
       1,620,000   McMinn County, TN Industrial Devel. Board Solid Waste
                   (Calhoun Newsprint) 4                                                    7.400     12/01/2022         1,640,704
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                   Hsg./NTH/UH Obligated Group)                                             4.960 2   04/01/2042         1,839,724


                 72 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE Continued
$      9,080,000   Memphis, TN HE&HFB (NH/Mendenhall Hsg./Highland
                   Hsg./NTH/VH Obligated Group)                                             5.750%    04/01/2042   $     8,906,572
----------------------------------------------------------------------------------------------------------------------------------
         215,000   Memphis-Shelby County, TN Airport Authority
                   (Express Airlines)                                                       6.125     12/01/2016           194,566
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Metropolitan Government Nashville & Davidson
                   County, TN H&EFB (Vanderbilt University) 4                               5.600     05/01/2016           511,270
----------------------------------------------------------------------------------------------------------------------------------
       8,500,000   Metropolitan Knoxville, TN Airport Authority
                   (Northwest Airlines)                                                     8.000     04/01/2032         8,285,545
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Shelby County, TN HE&HF (Lapaloma Apartments)                            7.750     12/01/2029           298,528
----------------------------------------------------------------------------------------------------------------------------------
       3,490,000   TN Hsg. Devel. Agency (Homeownership Program)                            5.150     01/01/2037         3,512,336
----------------------------------------------------------------------------------------------------------------------------------
          55,000   TN Hsg. Devel. Authority (Homeownership)                                 5.450     01/01/2033            56,531
                                                                                                                   ---------------
                                                                                                                        95,600,658
----------------------------------------------------------------------------------------------------------------------------------
TEXAS--26.7%
          20,000   Abilene, TX HFDC (Hendrick Medical Center)                               6.000     09/01/2013            20,032
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Abilene, TX HFDC (Hendrick Medical Center)                               6.000     09/01/2013            65,104
----------------------------------------------------------------------------------------------------------------------------------
      46,450,000   Alliance Airport Authority, TX (American Airlines)                       5.250     12/01/2029        43,176,669
----------------------------------------------------------------------------------------------------------------------------------
      93,500,000   Alliance Airport Authority, TX (American Airlines)                       5.750     12/01/2029        92,219,050
----------------------------------------------------------------------------------------------------------------------------------
         240,000   Alliance Airport Authority, TX (American Airlines)                       7.000     12/01/2011           250,526
----------------------------------------------------------------------------------------------------------------------------------
      36,000,000   Angelina & Neches River Authority, TX (Aspen Power)                      6.500     11/01/2029        35,827,560
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Angelina & Neches River Authority, TX (Temple-Inland)                    6.950     05/01/2023           250,868
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Angelina & Neches River Authority, TX Solid Waste
                   (Champion International Corp.)                                           6.300     04/01/2018            20,155
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Austin, TX Convention Enterprises (Convention Center)                    5.750     01/01/2034         4,125,920
----------------------------------------------------------------------------------------------------------------------------------
         230,000   Beaumont, TX Multifamily HDC (Madison on the
                   Lake Apartments)                                                         7.750     12/01/2028           230,810
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Bell County, TX HFDC (Buckner Retirement Services)                       5.250     11/15/2028           205,444
----------------------------------------------------------------------------------------------------------------------------------
         430,000   Bexar County, TX HFC (American Opportunity Hsg.)                         7.500     01/01/2013           413,656
----------------------------------------------------------------------------------------------------------------------------------
         980,000   Bexar County, TX HFC (American Opportunity Hsg.)                         8.000     01/01/2031           917,770
----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   Bexar County, TX HFC (American Opportunity Hsg.)                         8.250     12/01/2037         1,226,739
----------------------------------------------------------------------------------------------------------------------------------
         970,000   Bexar County, TX HFC (American Opportunity Hsg.)                         9.250     12/01/2037           974,627
----------------------------------------------------------------------------------------------------------------------------------
       1,130,000   Bexar County, TX HFC (American Opportunity
                   Hsg.-Nob Hill Apartments)                                                8.500     06/01/2031         1,115,593
----------------------------------------------------------------------------------------------------------------------------------
       1,020,000   Bexar County, TX HFC (Doral Club)                                        8.750     10/01/2036           998,243
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Bexar County, TX HFC (Honey Creek LLC)                                   8.000     04/01/2030           210,164
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Bexar County, TX HFC (Honey Creek LLC)                                   9.000     04/01/2030            48,239
----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   Bexar County, TX HFC (Perrin Square)                                     9.750     11/20/2031         1,530,927
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Bexar County, TX HFC (Sagewood Apartments)                               5.375     10/20/2040         1,269,988
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Bexar, TX Metropolitan Water District                                    6.350     05/01/2025           100,193
----------------------------------------------------------------------------------------------------------------------------------
      13,500,000   Brazos River Authority, TX (TXU Energy Company) 1                        5.400     05/01/2029        13,153,455
----------------------------------------------------------------------------------------------------------------------------------
      40,600,000   Brazos River Authority, TX (TXU Energy Company)                          5.000     03/01/2041        37,185,946


                 73 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     11,390,000   Brazos River Authority, TX (TXU Energy Company)                          6.750%    10/01/2038   $    12,290,038
----------------------------------------------------------------------------------------------------------------------------------
       8,240,000   Brazos River Authority, TX (TXU Energy Company)                          7.700     04/01/2033         9,239,100
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Brazos River, TX Harbor Navigation District (Dow
                   Chemical Company)                                                        5.125     05/15/2033         4,894,550
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Brazos, TX Harbor Industrial Devel. Corp. (Dow
                   Chemical Company)                                                        5.000     09/01/2029         4,790,200
----------------------------------------------------------------------------------------------------------------------------------
      17,365,000   Cambridge, TX Student Hsg. (Cambridge Student
                   Hsg. Devel.)                                                             7.000     11/01/2039        18,941,568
----------------------------------------------------------------------------------------------------------------------------------
       5,260,000   Cameron County, TX HFC (Rockwell Manor Apartments)                       5.000     06/20/2043         5,093,626
----------------------------------------------------------------------------------------------------------------------------------
         190,000   Cass County, TX IDC (International Paper Company)                        6.600     03/15/2024           198,301
----------------------------------------------------------------------------------------------------------------------------------
       3,700,000   Comal County, TX HFDC (MMH/MHS/MHM Obligated
                   Group)                                                                   6.250     02/01/2032         3,930,066
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   Dallas-Fort Worth, TX International Airport 1                            5.000     11/01/2027        24,155,400
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dallas-Fort Worth, TX International Airport                              5.000     11/01/2032           120,308
----------------------------------------------------------------------------------------------------------------------------------
      32,500,000   Dallas-Fort Worth, TX International Airport 1                            5.500     11/01/2033        34,341,775
----------------------------------------------------------------------------------------------------------------------------------
         495,000   Dallas-Fort Worth, TX International Airport 4                            5.000     11/01/2035           496,148
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Dallas-Fort Worth, TX International Airport                              5.000     11/01/2035            65,269
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dallas-Fort Worth, TX International Airport                              5.500     11/01/2035            25,606
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Dallas-Fort Worth, TX International Airport                              5.750     11/01/2030            20,638
----------------------------------------------------------------------------------------------------------------------------------
      32,500,000   Dallas-Fort Worth, TX International Airport (American
                   Airlines/AMR Corp. Obligated Group)                                      5.500     11/01/2030        31,001,750
----------------------------------------------------------------------------------------------------------------------------------
         310,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.000     11/01/2014           310,155
----------------------------------------------------------------------------------------------------------------------------------
         955,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.150     05/01/2029           955,831
----------------------------------------------------------------------------------------------------------------------------------
      43,120,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      6.375     05/01/2035        43,884,949
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Dallas-Fort Worth, TX International Airport Facility
                   (American Airlines)                                                      8.250     11/01/2036           320,950
----------------------------------------------------------------------------------------------------------------------------------
      22,000,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp.                                                        9.000     05/01/2029        26,478,760
----------------------------------------------------------------------------------------------------------------------------------
      45,945,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp.                                                        9.125     05/01/2029        55,789,635
----------------------------------------------------------------------------------------------------------------------------------
      12,245,000   Dallas-Fort Worth, TX International Airport Facility
                   Improvement Corp. (Learjet)                                              6.150     01/01/2016        12,290,919
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2015            20,061
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2017           100,306
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Dallas-Fort Worth, TX Regional Airport (Dallas-Fort
                   Worth International Airport)                                             5.500     11/01/2023            90,275
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Danbury, TX Higher Education Authority (AW Brown
                   Fellowship Charter) 4                                                    5.125     08/15/2036         1,001,410


                 74 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      2,115,000   Danbury, TX Higher Education Finance Corp.
                   (Island Foundation)                                                      6.250%    02/15/2036   $     2,122,233
----------------------------------------------------------------------------------------------------------------------------------
         450,000   Decatur, TX Hospital Authority (Wise Regional
                   Health System)                                                           5.625     09/01/2013           454,887
----------------------------------------------------------------------------------------------------------------------------------
       4,831,318   El Paso, TX HFC (Single Family)                                          6.180     04/01/2033         5,098,780
----------------------------------------------------------------------------------------------------------------------------------
       7,240,000   El Paso, TX HFDC (Bienvivir Senior Health Services)                      7.750     08/15/2031         7,877,627
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Gainesville, TX Hsg. Authority                                           6.800     12/01/2020            56,115
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Galveston County, TX HFC (Friendswood)                                   6.200     10/01/2021            25,207
----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   Galveston County, TX HFC (Single Family)                                 6.300     09/15/2031         1,488,747
----------------------------------------------------------------------------------------------------------------------------------
       6,935,000   Garza County, TX Public Facility Corp.                                   5.750     10/01/2025         7,315,801
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Grapevine, TX IDC (Air Cargo)                                            6.500     01/01/2024         1,062,290
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Greater Kelly, TX Devel. Authority (The Boeing Company)                  5.350     06/01/2018            30,011
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Guadalupe-Blanco, TX River Authority (E.I. Dupont
                   De Nemours) 4                                                            6.400     04/01/2026         4,045,240
----------------------------------------------------------------------------------------------------------------------------------
       4,660,000   Gulf Coast, TX IDA (Citgo Petroleum Corp.)                               7.500     05/01/2025         5,134,807
----------------------------------------------------------------------------------------------------------------------------------
      31,000,000   Gulf Coast, TX IDA (Microgy Holdings)                                    7.000     12/01/2036        32,700,350
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Gulf Coast, TX Waste Disposal Authority (FMC Corp.)                      7.050     10/01/2009            76,406
----------------------------------------------------------------------------------------------------------------------------------
       5,725,000   Gulf Coast, TX Waste Disposal Authority (International
                   Paper Company) 4                                                         6.100     08/01/2024         5,942,951
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Gulf Coast, TX Waste Disposal Authority (Valero
                   Energy Corp.)                                                            5.700     04/01/2032           150,626
----------------------------------------------------------------------------------------------------------------------------------
       5,975,000   Harris County, TX IDC (Continental Airlines)                             5.375     07/01/2019         5,703,974
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   HFDC of Central TX (Legacy at Willow Bend
                   Retirement Community)                                                    5.625     11/01/2026         1,781,395
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   HFDC of Central TX (Legacy at Willow Bend
                   Retirement Community)                                                    5.750     11/01/2036         2,815,478
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   HFDC of Central TX (Lutheran Social Services of the
                   South)                                                                   6.875     02/15/2032         2,095,080
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   HFDC of Central TX (Villa De San Antonio)                                6.250     05/15/2036         4,062,480
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Houston, TX Airport Special Facilities (Continental
                   Airlines) 4                                                              5.500     07/15/2017           115,108
----------------------------------------------------------------------------------------------------------------------------------
       7,290,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                5.700     07/15/2029         7,351,236
----------------------------------------------------------------------------------------------------------------------------------
       7,905,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                5.700     07/15/2029         7,971,402
----------------------------------------------------------------------------------------------------------------------------------
      20,940,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2017        20,950,051
----------------------------------------------------------------------------------------------------------------------------------
      14,695,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2027        14,700,878
----------------------------------------------------------------------------------------------------------------------------------
      18,430,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.125     07/15/2027        18,437,372
----------------------------------------------------------------------------------------------------------------------------------
      17,750,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.750     07/01/2021        18,903,218


                 75 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     46,115,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                6.750%    07/01/2029   $    48,795,204
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Houston, TX Airport Special Facilities (Continental
                   Airlines)                                                                7.000     07/01/2029           107,190
----------------------------------------------------------------------------------------------------------------------------------
       1,260,000   Houston, TX Airport Special Facilities (Continental
                   Airlines) 4                                                              7.375     07/01/2022         1,368,083
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Houston, TX Airport System 4                                             5.000     07/01/2025           802,384
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Houston, TX Airport System 4                                             5.000     07/01/2027            75,624
----------------------------------------------------------------------------------------------------------------------------------
       2,064,000   Houston, TX HFC (RRG Houston Apartments)                                 6.250     09/20/2035         2,157,995
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Houston, TX HFDC (Buckingham Senior Living
                   Community)                                                               7.000     02/15/2026         1,764,900
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Houston, TX HFDC (Buckingham Senior Living
                   Community)                                                               7.125     02/15/2034         5,915,450
----------------------------------------------------------------------------------------------------------------------------------
         315,000   Houston, TX IDC (Air Cargo) 4                                            6.375     01/01/2023           332,851
----------------------------------------------------------------------------------------------------------------------------------
      16,800,000   Hutto, TX Independent School District 1                                  5.000     08/01/2037        17,262,504
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   IAH TX Public Facility Corp.                                             6.000     05/01/2016           991,850
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   IAH TX Public Facility Corp.                                             6.125     05/01/2026         1,485,330
----------------------------------------------------------------------------------------------------------------------------------
       2,200,000   IAH TX Public Facility Corp.                                             7.750     05/01/2026         2,328,106
----------------------------------------------------------------------------------------------------------------------------------
       4,750,000   Kerryville, TX HFDC (Sid Peterson Memorial Hospital)                     5.450     08/15/2035         4,791,468
----------------------------------------------------------------------------------------------------------------------------------
      12,050,000   Lancaster, TX Independent School District GO 1                           5.000     02/15/2034        12,442,830
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Lancaster, TX Independent School District GO 1                           5.750     02/15/2034        11,055,500
----------------------------------------------------------------------------------------------------------------------------------
         730,000   Laredo, TX HFC                                                           6.950     10/01/2027           739,519
----------------------------------------------------------------------------------------------------------------------------------
       9,225,000   Leander, TX Independent School District 4                                5.433 5   08/15/2032         2,434,109
----------------------------------------------------------------------------------------------------------------------------------
      31,820,000   Leander, TX Independent School District 4                                5.497 5   08/15/2037         6,297,178
----------------------------------------------------------------------------------------------------------------------------------
       9,000,000   Lewisville, TX GO                                                        6.125     09/01/2029         9,736,560
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Lower CO River Authority, TX Pollution Control
                   (Samsung Electronics Company) 4                                          6.375     04/01/2027           306,432
----------------------------------------------------------------------------------------------------------------------------------
       1,840,000   Lubbock, TX HFC (Las Colinas Quail Creek Apartments)                     6.000     07/01/2032         1,862,098
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lubbock, TX HFC, Series A                                                6.150     10/01/2030            26,283
----------------------------------------------------------------------------------------------------------------------------------
       2,775,000   Matagorda County, TX Navigation District (Central
                   Power & Light Company) 4                                                 6.125     05/01/2030         2,807,024
----------------------------------------------------------------------------------------------------------------------------------
         530,000   Matagorda County, TX Navigation District (Reliant
                   Energy) 4                                                                5.950     05/01/2030           541,586
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Maverick County, TX Public Facility Corp.                                6.375     02/01/2029           390,811
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Midland County, TX Hospital District                                     5.375     06/01/2016            70,079
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Midlothian, TX Devel. Authority Tax Increment                            5.125     11/15/2026           744,045
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Mission, TX EDC (Allied Waste Industries) 4                              5.200     04/01/2018         4,915,750
----------------------------------------------------------------------------------------------------------------------------------
       1,380,000   Newton County, TX Public Facility Corp.                                  8.000     03/01/2019         1,401,776
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Northwest Harris County, TX Municipal Utility District
                   (Waterworks & Sewer)                                                     6.100     04/01/2012           100,107
----------------------------------------------------------------------------------------------------------------------------------
       6,005,000   Port of Bay City, TX (Hoechst Celanese Corp.) 4                          6.500     05/01/2026         6,071,475


                 76 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$     15,000,000   Port of Corpus Christi, TX Authority (CNA Holdings) 4                    6.700%    11/01/2030   $    16,101,300
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Port of Corpus Christi, TX IDC (Citgo Petroleum Corp.)                   8.250     11/01/2031            76,674
----------------------------------------------------------------------------------------------------------------------------------
      12,207,000   Sabine Neches, TX HFC (Single Family Mtg.)                               4.875 8   12/01/2039        12,661,711
----------------------------------------------------------------------------------------------------------------------------------
       4,100,000   Sabine, TX River Authority Pollution Control (TXU
                   Electric Company)                                                        6.150     08/01/2022         4,319,965
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Sabine, TX River Authority Pollution Control (TXU
                   Electric Company)                                                        6.450     06/01/2021           503,440
----------------------------------------------------------------------------------------------------------------------------------
      57,640,000   San Antonio, TX Convention Center Hotel Finance Corp.
                   (Empowerment Zone)                                                       5.000     07/15/2034        58,488,461
----------------------------------------------------------------------------------------------------------------------------------
      42,260,000   San Antonio, TX Convention Center Hotel Finance Corp.
                   (Empowerment Zone)                                                       5.000     07/15/2039        42,754,019
----------------------------------------------------------------------------------------------------------------------------------
         175,000   San Antonio, TX HFC (Encinal Apartments)                                 7.500     09/01/2027           174,713
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   San Antonio, TX HFC (Midcrowne Senior Apartments)                        5.150     06/20/2047         6,996,360
----------------------------------------------------------------------------------------------------------------------------------
          25,000   San Antonio, TX HFC (Point East Section 8)                               7.500     08/01/2023            25,373
----------------------------------------------------------------------------------------------------------------------------------
       4,997,144   San Antonio, TX Hsg. Trust Finance Corp. (Single Family
                   Mtg.)                                                                    4.950 2   10/01/2039         5,170,845
----------------------------------------------------------------------------------------------------------------------------------
       3,600,000   Southeast, TX HFC (Forest View Apartments)                               6.750     07/01/2037         3,597,408
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Southeast, TX HFC (Hsg. Assistance Foundation)                           7.500     09/01/2028            51,847
----------------------------------------------------------------------------------------------------------------------------------
         605,000   Springhill, TX Courtland Heights Public Facility Corp.                   5.125     12/01/2008           605,073
----------------------------------------------------------------------------------------------------------------------------------
       6,030,000   Springhill, TX Courtland Heights Public Facility Corp.                   5.850     12/01/2028         6,155,243
----------------------------------------------------------------------------------------------------------------------------------
       5,250,000   Tarrant County, TX Cultural Education Facilities Finance
                   Corp. (Buckingham Senior Living Community) 7                             5.750     11/15/2037         5,357,783
----------------------------------------------------------------------------------------------------------------------------------
      10,755,000   Tarrant County, TX HFC (Lindberg Park)                                   5.150     10/20/2047        10,746,826
----------------------------------------------------------------------------------------------------------------------------------
      10,935,000   Tarrant County, TX HFC (Multifamily Hsg.)                                5.200     12/20/2048        10,972,835
----------------------------------------------------------------------------------------------------------------------------------
      14,920,000   Tarrant County, TX HFC (Village Creek Apartments) 1                      5.000     04/20/2048        14,277,768
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Travis County, TX HFDC (Querencia Barton Creek)                          5.650     11/15/2035         1,626,832
----------------------------------------------------------------------------------------------------------------------------------
       8,400,000   Trinity, TX River Authority (General Motors Corp.) 4                     7.000 2   04/01/2009         8,400,000
----------------------------------------------------------------------------------------------------------------------------------
       2,495,000   Trinity, TX River Authority (TXU Energy Company)                         6.250     05/01/2028         2,601,212
----------------------------------------------------------------------------------------------------------------------------------
       2,320,000   TX Affordable Hsg. Corp. (American Hsg. Foundation) 9,10                 8.000     03/01/2032           510,748
----------------------------------------------------------------------------------------------------------------------------------
       2,965,000   TX Affordable Hsg. Corp. (Ashton Place & Woodstock
                   Apartments)                                                              6.300     08/01/2033         2,471,090
----------------------------------------------------------------------------------------------------------------------------------
       6,300,000   TX Affordable Hsg. Corp. (South Texas Affordable
                   Properties Corp.)                                                        8.000     03/01/2032         6,316,821
----------------------------------------------------------------------------------------------------------------------------------
         115,000   TX College Student Loans                                                 5.000     08/01/2021           115,024
----------------------------------------------------------------------------------------------------------------------------------
      40,000,000   TX Dept. of Hsg. & Community Affairs, Series A 1                         5.000     07/01/2034        39,793,600
----------------------------------------------------------------------------------------------------------------------------------
          15,000   TX Dept. of Hsg. & Community Affairs                                     5.350     07/01/2033            15,380
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   TX Dept. of Hsg. & Community Affairs (One Mesquite
                   Creek)                                                                   5.000     01/20/2047         4,873,850
----------------------------------------------------------------------------------------------------------------------------------
         105,000   TX Dept. of Hsg. & Community Affairs (Pebble Brook
                   Apartments)                                                              5.600     12/01/2030           106,902
----------------------------------------------------------------------------------------------------------------------------------
         165,000   TX Dept. of Hsg. & Community Affairs (Residential Mtg.)                  5.500     01/01/2021           167,747


                 77 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
TEXAS Continued
$      1,935,000   TX Dept. of Hsg. & Community Affairs (Summit
                   Point Apartments)                                                        5.150%    06/20/2034   $     1,952,047
----------------------------------------------------------------------------------------------------------------------------------
       6,750,000   TX Dept. of Hsg. & Community Affairs (Summit
                   Point Apartments)                                                        5.250     06/20/2047         6,810,750
----------------------------------------------------------------------------------------------------------------------------------
          10,000   TX GO                                                                    5.750     08/01/2020            10,012
----------------------------------------------------------------------------------------------------------------------------------
     351,000,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.141 2   12/15/2017       346,612,500
----------------------------------------------------------------------------------------------------------------------------------
     722,925,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.291 2   12/15/2026       710,799,480
----------------------------------------------------------------------------------------------------------------------------------
      39,960,000   TX Municipal Gas Acquisition & Supply Corp. 1                            4.461 2   09/15/2027        39,890,070
----------------------------------------------------------------------------------------------------------------------------------
      15,005,000   TX Municipal Gas Acquisition & Supply Corp. 1                            5.041     12/15/2026        14,780,000
----------------------------------------------------------------------------------------------------------------------------------
          30,000   TX Municipal Gas Acquisition & Supply Corp. 6                            4.291 2   12/15/2026            29,520
----------------------------------------------------------------------------------------------------------------------------------
          40,000   TX Municipal Gas Acquisition & Supply Corp.                              4.461 2   09/15/2027            39,930
----------------------------------------------------------------------------------------------------------------------------------
       4,360,000   TX Panhandle HFA (Amarillo Affordable Hsg.) 9                            6.750     03/01/2031         2,929,397
----------------------------------------------------------------------------------------------------------------------------------
       3,075,000   TX Public Finance Authority Charter School Finance
                   Corp. (Cosmos Foundation)                                                5.375     02/15/2037         3,008,119
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   TX Public Finance Authority Charter School Finance
                   Corp. (Ed-Burnham Wood)                                                  6.250     09/01/2036         1,622,240
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Student Hsg. Corp. (Midwestern State University)                      6.500     09/01/2022            53,627
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Student Hsg. Corp. (University of North Texas)                        6.000     07/01/2011            49,069
----------------------------------------------------------------------------------------------------------------------------------
         635,000   TX Student Hsg. Corp. (University of North Texas)                        6.750     07/01/2021           621,805
----------------------------------------------------------------------------------------------------------------------------------
         200,000   TX Student Hsg. Corp. (University of North Texas)                        6.850     07/01/2031           194,604
----------------------------------------------------------------------------------------------------------------------------------
      16,000,000   TX Turnpike Authority 1                                                  5.000     08/15/2042        16,303,360
----------------------------------------------------------------------------------------------------------------------------------
         100,000   TX Veterans Hsg. Assistance                                              6.100     06/01/2021           104,258
----------------------------------------------------------------------------------------------------------------------------------
      12,000,000   TX Veterans Hsg. Assistance GO 1                                         5.750     06/01/2029        12,222,060
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   TX Veterans Hsg. Assistance GO 1                                         6.150     12/01/2028        10,263,100
----------------------------------------------------------------------------------------------------------------------------------
          15,000   TX Veterans Hsg. Assistance GO                                           5.750     06/01/2029            15,278
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX Veterans Hsg. Assistance, Series B                                    5.800     12/01/2014            51,647
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   TX Water Devel.                                                          5.250     08/01/2028         4,025,760
----------------------------------------------------------------------------------------------------------------------------------
         100,000   TX Water Devel.                                                          5.450     08/01/2015           100,131
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Tyler, TX HFDC (East Texas Medical Center)                               6.750     11/01/2025            15,101
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   Willacy County, TX Local Government Corp.                                6.000     03/01/2009         4,017,040
                                                                                                                   ---------------
                                                                                                                     2,297,534,878
----------------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--2.1%
         150,000   Guam GO, Series A                                                        5.400     11/15/2018           150,086
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Northern Mariana Islands Commonwealth, Series A                          6.750     10/01/2033           767,172
----------------------------------------------------------------------------------------------------------------------------------
      27,800,000   Northern Mariana Islands Ports Authority, Series A                       5.000     06/01/2030        27,078,034
----------------------------------------------------------------------------------------------------------------------------------
       2,485,000   Northern Mariana Islands Ports Authority, Series A                       6.250     03/15/2028         2,487,758
----------------------------------------------------------------------------------------------------------------------------------
     383,500,000   Puerto Rico Children's Trust Fund (TASC)                                 6.309 5   05/15/2050        26,703,105
----------------------------------------------------------------------------------------------------------------------------------
     745,000,000   Puerto Rico Children's Trust Fund (TASC)                                 7.009 5   05/15/2055        28,004,550
----------------------------------------------------------------------------------------------------------------------------------
      94,500,000   Puerto Rico Sales Tax Financing Corp., Series A 1                        4.518 2   08/01/2057        94,429,125
                                                                                                                   ---------------
                                                                                                                       179,619,830


                 78 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
UTAH--0.2%
$        650,000   Carbon County, UT Solid Waste Disposal
                   (Allied Waste Industries)                                                7.450%    07/01/2017   $       664,242
----------------------------------------------------------------------------------------------------------------------------------
       2,085,000   Carbon County, UT Solid Waste Disposal
                   (Allied Waste Industries) 4                                              7.500     02/01/2010         2,098,865
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Carbon County, UT Solid Waste Disposal
                   (Sunnyside Cogeneration)                                                 7.100     08/15/2023         3,238,080
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Emery County, UT Pollution Control (Pacificorp)                          5.625     11/01/2023            61,063
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Tooele County, UT Hazardous Waste Treatment
                   (Union Pacific Corp.)                                                    5.700     11/01/2026            45,912
----------------------------------------------------------------------------------------------------------------------------------
       1,935,000   UT HFA (RHA Community Service of Utah)                                   6.875     07/01/2027         1,962,245
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   UT Hsg. Corp. (Single Family Mtg.)                                       4.800     07/01/2032         1,209,200
----------------------------------------------------------------------------------------------------------------------------------
       1,635,000   UT Hsg. Corp. (Single Family Mtg.)                                       5.000     01/01/2032         1,629,212
----------------------------------------------------------------------------------------------------------------------------------
       2,625,000   UT Hsg. Corp. (Single Family Mtg.)                                       5.000     07/01/2035         2,607,308
----------------------------------------------------------------------------------------------------------------------------------
          25,000   UT State Building Ownership Authority, Series A                          5.750     08/15/2011            25,233
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Utah County, UT Charter School (Lakeview Academy)                        5.625     07/15/2037           816,131
----------------------------------------------------------------------------------------------------------------------------------
       1,315,000   Utah County, UT Charter School (Lincoln Academy)                         5.875     06/15/2037         1,313,422
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Utah County, UT Charter School (Renaissance Academy)                     5.625     07/15/2037           816,131
----------------------------------------------------------------------------------------------------------------------------------
       4,425,000   West Valley City, UT Sewer (East Hollywood High School)                  5.625     06/15/2037         4,315,349
                                                                                                                   ---------------
                                                                                                                        20,802,393
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.1%
       2,000,000   VT EDA (Wake Robin Corp.)                                                5.375     05/01/2036         2,001,620
----------------------------------------------------------------------------------------------------------------------------------
       2,979,975   VT Educational & Health Buildings Financing Agency
                   (Marlboro College)                                                       3.570     04/01/2019         2,689,100
----------------------------------------------------------------------------------------------------------------------------------
          60,000   VT HFA (Single Family), Series 9                                         5.400     05/01/2037            60,307
                                                                                                                   ---------------
                                                                                                                         4,751,027
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--1.3%
         270,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           5.600     12/01/2025           266,447
----------------------------------------------------------------------------------------------------------------------------------
         420,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           6.300     12/01/2025           429,022
----------------------------------------------------------------------------------------------------------------------------------
       2,300,000   Bedford County, VA IDA (Georgia-Pacific Corp.)                           6.550     12/01/2025         2,376,590
----------------------------------------------------------------------------------------------------------------------------------
      12,250,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.125     03/01/2036        12,176,623
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.450     03/01/2036         6,934,550
----------------------------------------------------------------------------------------------------------------------------------
       2,206,000   Farms New Kent, VA Community Devel. Authority
                   Special Assessment                                                       5.800     03/01/2036         2,195,191
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Giles County, VA IDA (Hoechst Celanese Corp.)                            5.950     12/01/2025           118,057
----------------------------------------------------------------------------------------------------------------------------------
       9,950,000   Giles County, VA IDA (Hoechst Celanese Corp.)                            6.450     05/01/2026        10,011,093
----------------------------------------------------------------------------------------------------------------------------------
       7,720,000   Giles County, VA IDA (Hoechst Celanese Corp.) 4                          6.625     12/01/2022         7,742,465
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Goochland County, VA IDA (Georgia-Pacific Corp.)                         5.650     12/01/2025           105,120
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   Halifax County, VA IDA (Old Dominion Electric
                   Cooperative) 1                                                           5.625     06/01/2028         7,508,725


                 79 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA Continued
$      3,325,000   Hampton, VA Redevel. & Hsg. Authority (Olde Hampton)                     6.500%    07/01/2016   $     3,275,857
----------------------------------------------------------------------------------------------------------------------------------
       1,990,000   Isle Wight County, VA IDA Environmental Improvement
                   (International Paper Company) 4                                          6.600     05/01/2024         2,088,306
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Lynchburg, VA IDA (Westminster-Canterbury Residential
                   Care Facility)                                                           5.000     07/01/2031           337,911
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   New Port, VA CDA                                                         5.600     09/01/2036         3,068,760
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   Norfolk, VA EDA, Series A                                                6.000     11/01/2036         2,049,488
----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Norfolk, VA Redevel. & Hsg. Authority (First
                   Mtg.-Retirement Community)                                               6.125     01/01/2035         1,133,337
----------------------------------------------------------------------------------------------------------------------------------
       2,250,000   Pocahontas Parkway Assoc., VA (Route 895 Connector
                   Toll Road)                                                               7.000 5   08/15/2007         2,246,693
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Prince William County, VA IDA (Westminster
                   Presbyterian Retirement Community)                                       5.125     01/01/2026         2,456,325
----------------------------------------------------------------------------------------------------------------------------------
       6,300,000   VA Celebrate South CDA Special Assessment                                6.250     03/01/2037         6,482,763
----------------------------------------------------------------------------------------------------------------------------------
       6,900,000   VA College Building Authority Educational Facilities
                   (Regent University)                                                      5.000     06/01/2036         6,857,772
----------------------------------------------------------------------------------------------------------------------------------
       3,400,000   VA H2O Community Devel. Authority                                        5.200     09/01/2037         3,316,530
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   VA Hsg. Devel. Authority 7                                               5.100     10/01/2035        15,109,650
----------------------------------------------------------------------------------------------------------------------------------
     117,500,000   VA Tobacco Settlement Authority                                          5.702 5   06/01/2047        12,403,300
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   West Point, VA IDA Solid Waste (Chesapeake Corp.) 4                      6.375     03/01/2019         2,519,775
                                                                                                                   ---------------
                                                                                                                       113,210,350
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.2%
      12,000,000   Chelan County, WA Public Utility District No. 1 1                        5.600     01/01/2036        12,633,480
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Chelan County, WA Public Utility District No. 1
                   (Chelan Hydro System)                                                    5.250     07/01/2037            30,881
----------------------------------------------------------------------------------------------------------------------------------
          25,000   King County, WA Hsg. Authority (Cascadian Apartments)                    6.800     07/01/2019            25,117
----------------------------------------------------------------------------------------------------------------------------------
          70,000   King County, WA Hsg. Authority (Eastwood Square
                   Apartments)                                                              5.450     01/01/2041            70,988
----------------------------------------------------------------------------------------------------------------------------------
          15,000   King County, WA Hsg. Authority (Kona Village)                            6.700     01/01/2020            15,353
----------------------------------------------------------------------------------------------------------------------------------
         125,000   King County, WA Hsg. Authority (Southwood Square
                   Apartments)                                                              6.100     10/01/2021           128,220
----------------------------------------------------------------------------------------------------------------------------------
         725,000   King County, WA Hsg. Authority (Southwood Square
                   Apartments)                                                              6.200     10/01/2031           744,169
----------------------------------------------------------------------------------------------------------------------------------
          40,000   King County, WA Hsg. Authority (Woodbridge Park)                         6.250     05/01/2015            40,106
----------------------------------------------------------------------------------------------------------------------------------
          50,000   King County, WA Hsg. Authority (Woodridge Park)                          6.350     05/01/2025            50,155
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Kitsap County, WA Consolidated Hsg. Authority                            5.500     06/01/2027         2,000,580
----------------------------------------------------------------------------------------------------------------------------------
       2,350,000   Kitsap County, WA Consolidated Hsg. Authority                            5.600     06/01/2037         2,348,778
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Kitsap County, WA Consolidated Hsg. Authority
                   (Heritage Apartments)                                                    6.100     10/01/2031            50,752
----------------------------------------------------------------------------------------------------------------------------------
       2,465,000   Port Camas, WA Public Industrial Corp. (James River
                   Corp. of Virginia)                                                       6.700     04/01/2023         2,467,095


                 80 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON Continued
$         65,000   Port of Seattle, WA GO                                                   5.100%    04/01/2024   $        65,361
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   Port of Seattle, WA Special Facility (Northwest Airlines)                7.125     04/01/2020         1,907,168
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Port of Seattle, WA Special Facility (Seatac Fuel Facilities)            5.000     06/01/2033           120,254
----------------------------------------------------------------------------------------------------------------------------------
      28,420,000   Port Tacoma, WA GO 1                                                     5.000     12/01/2030        28,980,869
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Snohomish County, WA Hsg. Authority                                      6.400     04/01/2026            50,183
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   Snohomish County, WA Hsg. Authority (Westwood
                   Crossing Apartments)                                                     5.250     05/01/2037         2,385,900
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.100     09/01/2015            99,401
----------------------------------------------------------------------------------------------------------------------------------
       1,675,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.600     09/01/2025         1,728,148
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Snohomish County, WA Hsg. Authority (Whispering
                   Pines Apartments)                                                        5.750     09/01/2030         1,300,275
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Tacoma, WA Hsg. Authority (Polynesia Village
                   Apartments)                                                              5.850     12/01/2022            75,694
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Tacoma, WA Hsg. Authority (Polynesia Village
                   Apartments)                                                              5.900     12/01/2027           105,141
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Tacoma, WA Port Authority                                                5.300     12/01/2017            85,252
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Vancouver, WA Hsg. Authority                                             5.625     03/01/2028            20,035
----------------------------------------------------------------------------------------------------------------------------------
         175,000   WA Health Care Facilities Authority (Northwest Hospital)                 5.450     11/15/2013           175,203
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   WA HFC (Single Family Programs)                                          5.100     12/01/2031         5,031,700
----------------------------------------------------------------------------------------------------------------------------------
      13,160,000   WA HFC (Single Family Programs)                                          5.150     06/01/2037        13,243,171
----------------------------------------------------------------------------------------------------------------------------------
       5,215,000   WA HFC (Single Family)                                                   5.000     06/01/2048         5,075,707
----------------------------------------------------------------------------------------------------------------------------------
       4,495,000   WA Tobacco Settlement Authority (TASC)                                   6.500     06/01/2026         4,812,212
----------------------------------------------------------------------------------------------------------------------------------
      14,285,000   WA Tobacco Settlement Authority (TASC)                                   6.625     06/01/2032        15,359,803
                                                                                                                   ---------------
                                                                                                                       101,227,151
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.5%
      21,700,000   Braxton County, WV Solid Waste Disposal
                   (Weyerhaeuser Company) 1                                                 5.400     05/01/2025        21,719,421
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Harrison County, WV Solid Waste Disposal
                   (West Penn Power Company)                                                6.750     08/01/2024            20,296
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kingswood, WV Sewage System                                              6.000     10/01/2025            25,477
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Ohio County, WV Commission Special District Excise
                   Tax (Fort Henry Centre)                                                  5.625     03/01/2036           612,036
----------------------------------------------------------------------------------------------------------------------------------
          15,000   WV Hospital Finance Authority (Charleston Area
                   Medical Center)                                                          7.250     10/01/2014            15,036
----------------------------------------------------------------------------------------------------------------------------------
       7,250,000   WV Hsg. Devel. Fund                                                      5.200     05/01/2038         7,335,115
----------------------------------------------------------------------------------------------------------------------------------
      14,255,000   WV State Hsg. Devel. Fund, Series D 1                                    5.350     11/01/2032        14,443,945
                                                                                                                   ---------------
                                                                                                                        44,171,326
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.3%
      28,000,000   Aztalan, WI Exempt Facility (Renew Energy)                               7.500     05/01/2018        27,765,640


                 81 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$         65,000   Badger, WI Tobacco Asset Securitization Corp.                            6.125%    06/01/2027   $        67,859
----------------------------------------------------------------------------------------------------------------------------------
      38,985,000   Badger, WI Tobacco Asset Securitization Corp.                            6.375     06/01/2032        41,147,108
----------------------------------------------------------------------------------------------------------------------------------
       4,450,000   Janesville, WI Pollution Control (General Motors Corp.)                  5.550     04/01/2009         4,433,580
----------------------------------------------------------------------------------------------------------------------------------
       6,510,000   Kaukauna, WI Environmental Improvement (International
                   Paper Company)                                                           5.250     06/01/2029         6,430,383
----------------------------------------------------------------------------------------------------------------------------------
         665,000   Milwaukee, WI (Aero Milwaukee) 4                                         6.500     01/01/2025           706,423
----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   Milwaukee, WI (Air Cargo) 4                                              7.500     01/01/2025         1,359,215
----------------------------------------------------------------------------------------------------------------------------------
       4,120,000   Necedah, WI Community Devel. Authority Exempt
                   Facility (Castle Rock Renewable Fuels)                                   7.500     03/01/2018         4,112,460
----------------------------------------------------------------------------------------------------------------------------------
         165,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           6.800     11/01/2012           166,274
----------------------------------------------------------------------------------------------------------------------------------
         160,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           6.850     05/01/2013           159,552
----------------------------------------------------------------------------------------------------------------------------------
       1,595,000   New Berlin, WI Hsg. Authority (Pinewood Creek)                           7.125     05/01/2024         1,588,891
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Onalaska, WI Community Devel. Authority (Bethany
                   Lutheran Homes)                                                          5.250     01/01/2042         1,939,560
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Reedsburg, WI Industrial Devel. Revenue (Seats, Inc.)                    6.250     05/01/2019           147,476
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Sokaogon, WI Chippewa Community (Gaming)                                 7.000     01/01/2026         1,728,843
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Sokaogon, WI Chippewa Community (Gaming)                                 8.250     01/01/2017         1,884,021
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Superior, WI Water Supply Facilities (Superior Water,
                   Light & Power Company)                                                   6.125     11/01/2021            30,071
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   WI GO                                                                    5.000     05/01/2037         4,030,720
----------------------------------------------------------------------------------------------------------------------------------
          35,000   WI GO                                                                    5.350     05/01/2028            35,088
----------------------------------------------------------------------------------------------------------------------------------
         100,000   WI GO                                                                    5.350     05/01/2028           100,215
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI GO                                                                    6.000     05/01/2027            20,030
----------------------------------------------------------------------------------------------------------------------------------
         120,000   WI H&EFA (Agnesian Healthcare/Waupun Memorial
                   Hospital Obligated Group)                                                6.000     07/01/2030           125,255
----------------------------------------------------------------------------------------------------------------------------------
         110,000   WI H&EFA (American Baptist Homes of the Midwest)                         6.750     09/01/2016           108,710
----------------------------------------------------------------------------------------------------------------------------------
       1,180,000   WI H&EFA (Aurora Health Care)                                            5.600     02/15/2029         1,203,128
----------------------------------------------------------------------------------------------------------------------------------
          50,000   WI H&EFA (Aurora Health Care)                                            5.625     02/15/2029            51,022
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   WI H&EFA (Catholic Residential Services)                                 5.250     05/01/2028         1,555,536
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   WI H&EFA (Eastcastle Place)                                              6.125     12/01/2034         1,019,670
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI H&EFA (Marshfield Clinic)                                             5.750     02/15/2027            20,424
----------------------------------------------------------------------------------------------------------------------------------
          70,000   WI H&EFA (Marshfield Clinic)                                             6.250     02/15/2029            73,886
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   WI H&EFA (Ministry Health Care) 1                                        5.250     02/15/2032         8,305,000
----------------------------------------------------------------------------------------------------------------------------------
       1,650,000   WI H&EFA (St. Clare Terrance)                                            5.750     12/01/2036         1,612,149
----------------------------------------------------------------------------------------------------------------------------------
       2,635,000   WI H&EFA (United Health Group)                                           5.500     12/15/2020         2,702,008
----------------------------------------------------------------------------------------------------------------------------------
      14,130,000   WI H&EFA (WFS/WFMG Obligated Group)                                      5.250     08/15/2031        14,100,892
----------------------------------------------------------------------------------------------------------------------------------
      79,530,000   WI H&EFA (WFS/WFMG Obligated Group)                                      5.250     08/15/2034        79,017,032
----------------------------------------------------------------------------------------------------------------------------------
      46,010,000   WI H&EFA (Wheaton Franciscan Services)                                   5.125     08/15/2030        45,034,588
----------------------------------------------------------------------------------------------------------------------------------
       1,300,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                5.650     08/01/2021         1,315,496
----------------------------------------------------------------------------------------------------------------------------------
       2,385,000   WI H&EFA (Wisconsin Illinois Senior Hsg.)                                5.800     08/01/2029         2,422,087


                 82 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

       PRINCIPAL                                                                                                             VALUE
          AMOUNT                                                                           COUPON       MATURITY        SEE NOTE 1
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN Continued
$      9,480,000   WI Hsg. & EDA 1                                                          4.950%    03/01/2024   $     9,421,366
----------------------------------------------------------------------------------------------------------------------------------
      16,980,000   WI Hsg. & EDA 1                                                          5.100     09/01/2024        16,959,285
----------------------------------------------------------------------------------------------------------------------------------
          40,000   WI Hsg. & EDA                                                            5.150     11/01/2045            40,009
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   WI Hsg. & EDA (Home Ownership)                                           5.200     03/01/2038         5,054,300
                                                                                                                   ---------------
                                                                                                                       287,995,252
----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.0%
          20,000   Afton, WY National Rural Utilities (Lower Valley Power
                   & Light)                                                                 5.875     05/01/2026            20,222
----------------------------------------------------------------------------------------------------------------------------------
         555,000   Jackson, WY National Rural Utilities Cooperative (Lower
                   Valley Power & Light Company) 4                                          5.875     05/01/2026           561,111
----------------------------------------------------------------------------------------------------------------------------------
         320,000   Lincoln County, WY Pollution Control (PacifiCorp) 4                      5.625     11/01/2021           320,246
                                                                                                                   ---------------
                                                                                                                           901,579
                                                                                                                   ---------------
Total Municipal Bonds and Notes (Cost $11,599,840,348)                                                              11,712,407,015
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.3%
----------------------------------------------------------------------------------------------------------------------------------
      20,973,168   Delta Air Lines, Inc., Sr. Unsec. Nts., (Cost $20,763,439)               8.000     12/01/2015        20,815,870
----------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $11,620,603,787)-136.5%                                                           11,733,222,885
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(36.5)                                                                        (3,134,848,626)
                                                                                                                   ---------------
NET ASSETS-100.0%                                                                                                  $ 8,598,374,259
                                                                                                                   ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.

2. Represents the current interest rate for a variable or increasing rate security.

3. Subject to a deferred-interest forebearance agreement. Rate shown is current rate.

4. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 7 of accompanying Notes.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. Illiquid security. The aggregate value of illiquid securities as of July 31, 2007 was $346,856,027, which represents 4.03% of the Fund's net assets. See Note 6 of accompanying Notes.

7. When-issued security or forward commitment to be delivered and settled after July 31, 2007. See Note 1 of accompanying Notes.

8. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

9. Issue is in default. See Note 1 of accompanying Notes.

10. Non-income producing security.


                 83 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABH            Adventist Bolingbrook Hospital
ADA            Atlanta Devel. Authority
AGH            Adventist Glenoaks Hospital
AHF            American Housing Foundation
AHS-GA         Adventist Health System--Georgia
CAU            Clark Atlanta University
CCRC           Continuing Care Retirement Community
CDA            Communities Devel. Authority
CFGH           Central Florida Group Homes
CHS            Catholic Health Service
CoMC           Community Medical Center
COP            Certificates of Participation
DRIVERS        Derivative Inverse Tax Exempt Receipts
EDA            Economic Devel. Authority
EDC            Economic Devel. Corp.
EDFA           Economic Devel. Finance Authority
EF&CD          Environmental Facilities and Community
               Devel.
FMC            Flagstaff Medical Center
GNMA           Government National Mortgage Assoc.
GO             General Obligation
GPA            General Purpose Authority
H&EFA          Health and Educational Facilities
               Authority
H&EFB          Health and Educational Facilities Board
H&HEFA         Hospitals and Higher Education Facilities
               Authority
HDA            Hospital Devel. Authority
HDC            Housing Devel. Corp.
HE&HF          Higher Educational and Housing
               Facilities
HE&HFA         Higher Education and Health Facilities
               Authority
HE&HFB         Health Educational and Housing Facility
               Board
HFA            Housing Finance Agency
HFC            Housing Finance Corp.
HFDC           Health Facilities Devel. Corp.
HHCAHH         Home Health Care Agency of Holland
               Home
HHF            Holland Home Foundation
IDA            Industrial Devel. Agency
IDC            Industrial Devel. Corp.
IF&PCFA        Industrial Facilities & Pollution Control
               Financing Authority
JDAM           Julia Dyckman Andrus Memorial
JFK            John Fitzgerald Kennedy
JGCCF          Jewish Geriatric & Convalescent Center
               Foundation
LH             Lowman Home
LS             Lutheran Services
MHM            McKenna Health Management
MHS            McKenna Health System
MMH            McKenna Memorial Hospital
NTH            North Terrace Housing
NYC            New York City
RD             Rehab Dimension
RHA            Resource Healthcare of America
RITES          Residual Interest Tax Exempt Security
ROLs           Residual Option Longs
Res Rec        Resource Recovery Facility
SHS            Sunnyside Health Services
SJRNC          St. Johns Rehabilitation and Nursing
               Center
SPS            Sunnyside Properties Sarasota
SR             Sunnyside Retirement
TASC           Tobacco Settlement Asset-Backed Bonds
VH             Village Housing
VS             Village Shalom
VSCF           Village Shalom Charitable Foundation
WFMG           Wheaton Franciscan Medical Group
WFS            Wheaton Franciscan Services
WSREC          West Suburban Recycling and Energy
               Corp.


                 84 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

DISTRIBUTION OF INVESTMENTS BY CATEGORY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

CATEGORY                                                    VALUE       PERCENT
--------------------------------------------------------------------------------
Tobacco Master Settlement Agreement              $  2,259,471,837          19.3%
Gas Utilities                                       1,473,569,220          12.6
Hospital/Health Care                                1,153,233,655           9.8
Airlines                                              932,270,938           8.0
Special Assessment                                    839,615,876           7.2
Multifamily Housing                                   565,321,234           4.8
Single Family Housing                                 541,032,850           4.6
Marine/Aviation Facilities                            519,971,941           4.4
Electric Utilities                                    491,659,690           4.2
General Obligation                                    296,505,274           2.5
Adult Living Facilities                               261,633,479           2.2
Tax Increment Financing (TIF)                         223,559,972           1.9
Resource Recovery                                     208,043,457           1.8
Hotels, Restaurants & Leisure                         197,531,460           1.7
Sales Tax Revenue                                     158,454,524           1.4
Higher Education                                      152,327,835           1.3
Special Tax                                           150,159,292           1.3
Energy Equipment & Services                           136,571,104           1.2
Paper, Containers & Packaging                         128,279,206           1.1
Automobiles                                           127,727,660           1.1
Government Appropriation                              122,798,463           1.1
Building Products                                     110,906,649           0.9
Correctional Facilities                               100,355,822           0.9
Oil, Gas & Consumable Fuels                            85,981,707           0.7
Student Housing                                        69,728,155           0.6
Sewer Utilities                                        68,186,703           0.6
Casino                                                 63,923,822           0.5
Chemicals                                              58,743,350           0.5
Education                                              51,716,427           0.4
Water Utilities                                        39,199,395           0.3
Sports Facility Revenue                                28,126,360           0.2
Highways/Commuter Facilities                           25,475,497           0.2
Parking Fee Revenue                                    19,008,792           0.2
Food Products                                          15,721,644           0.1
Industrial Conglomerates                               15,626,088           0.1
Biotechnology                                          12,191,625           0.1
Specialty Retail                                       10,545,150           0.1
Not-for-Profit Organization                             8,286,774           0.1
Municipal Leases                                        3,034,606           0.0
Student Loans                                           2,873,840           0.0
Aerospace & Defense                                     1,868,787           0.0
Construction Materials                                  1,346,988           0.0
Semiconductors & Semiconductor Equipment                  306,432           0.0
Auto Components                                           147,476           0.0
Communications Equipment                                  100,335           0.0
Metals & Mining                                            81,494           0.0
                                                 -------------------------------
Total                                            $ 11,733,222,885         100.0%
                                                 ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 85 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF ASSETS AND LIABILITIES  July 31, 2007
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------------
Investments, at value (cost $11,620,603,787)--see accompanying statement of investments     $ 11,733,222,885
-------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         101,893,710
Investments sold (including $5,118,519 sold on a when-issued basis or forward commitment)         81,126,216
Shares of beneficial interest sold                                                                34,468,589
Other                                                                                                144,030
                                                                                            -----------------
Total assets                                                                                  11,950,855,430

-------------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------------
Bank overdraft                                                                                     4,150,712
-------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)                                 3,070,197,268
Payable on borrowings (See Note 7)                                                               152,300,000
Investments purchased (including $68,317,123 purchased on
a when-issued basis or forward commitment)                                                        89,667,136
Shares of beneficial interest redeemed                                                            26,079,312
Dividends                                                                                          7,200,286
Distribution and service plan fees                                                                 1,102,122
Interest expense on borrowings                                                                       625,278
Trustees' compensation                                                                               542,644
Transfer and shareholder servicing agent fees                                                        298,584
Shareholder communications                                                                           113,850
Other                                                                                                203,979
                                                                                            -----------------
Total liabilities                                                                              3,352,481,171

-------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                  $  8,598,374,259
                                                                                            =================

-------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                             $  8,495,969,398
-------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                   (1,492,491)
-------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                                      (8,721,746)
-------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                       112,619,098
                                                                                            -----------------
NET ASSETS                                                                                  $  8,598,374,259
                                                                                            =================


                 86 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

-------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $5,886,284,181
and 473,600,396 shares of beneficial interest outstanding)                                           $ 12.43
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)      $ 13.05
-------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $586,763,227 and 47,090,552 shares
of beneficial interest outstanding)                                                                  $ 12.46
-------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $2,125,326,851 and 171,313,315 shares
of beneficial interest outstanding)                                                                  $ 12.41

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 87 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF OPERATIONS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Interest                                                                          $ 479,589,924

------------------------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------------------------
Management fees                                                                      26,395,044
------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                               7,191,499
Class B                                                                               5,282,839
Class C                                                                              15,792,585
------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                               1,659,525
Class B                                                                                 393,455
Class C                                                                                 838,005
------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                 124,170
Class B                                                                                  29,598
Class C                                                                                  59,780
------------------------------------------------------------------------------------------------
Interest expense and fees on short-term floating rate notes issued (See Note 1)      60,382,637
------------------------------------------------------------------------------------------------
Interest expense on borrowings                                                        3,624,121
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                  411,916
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                             193,546
------------------------------------------------------------------------------------------------
Other                                                                                   883,757
                                                                                  --------------
Total expenses                                                                      123,262,477
Less reduction to custodian expenses                                                   (193,546)
                                                                                  --------------
Net expenses                                                                        123,068,931

------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                               356,520,993

------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------------------------
Net realized gain on:
Investments (including premiums on options exercised)                                  (165,422)
Closing and expiration of option contracts written                                        8,034
                                                                                  --------------
Net realized loss                                                                      (157,388)
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation on investments                                (99,963,807)

------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                              $ 256,399,798
                                                                                  ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 88 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                                      2007              2006
----------------------------------------------------------------------------------------------------------------
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                                         $   356,520,993   $   228,925,579
----------------------------------------------------------------------------------------------------------------
Net realized loss                                                                    (157,388)       (1,735,179)
----------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             (99,963,807)      (64,213,301)
                                                                              ----------------------------------
Net increase in net assets resulting from operations                              256,399,798       162,977,099

----------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                          (256,665,435)     (148,596,538)
Class B                                                                           (26,861,031)      (24,985,161)
Class C                                                                           (80,586,640)      (49,377,636)
                                                                              ----------------------------------
                                                                                 (364,113,106)     (222,959,335)

----------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from beneficial interest transactions:
Class A                                                                         2,525,127,317     1,166,918,418
Class B                                                                            31,071,724        39,436,284
Class C                                                                           852,372,073       444,988,006
                                                                              ----------------------------------
                                                                                3,408,571,114     1,651,342,708

----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
Total increase                                                                  3,300,857,806     1,591,360,472
----------------------------------------------------------------------------------------------------------------
Beginning of period                                                             5,297,516,453     3,706,155,981
                                                                              ----------------------------------
End of period (including accumulated net investment income (loss)
of $(1,492,491) and $6,099,618, respectively)                                 $ 8,598,374,259   $ 5,297,516,453
                                                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 89 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

STATEMENT OF CASH FLOWS  For the Year Ended July 31, 2007
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
----------------------------------------------------------------------------------------
Net increase in net assets from operations                             $    256,399,798
----------------------------------------------------------------------------------------
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities                                        (6,345,385,189)
Proceeds from disposition of investment securities                          540,397,741
Short-term investment securities, net                                       234,961,283
Premium amortization                                                         15,975,995
Discount accretion                                                          (37,937,393)
Net realized loss on investments                                                157,388
Net change in unrealized appreciation on investments                         99,963,807
Increase in interest receivable                                             (39,195,874)
Increase in receivable for securities sold                                  (71,760,459)
Increase in other assets                                                        (89,419)
Decrease in payable for securities purchased                                (28,083,618)
Increase in payable for accrued expenses                                      1,453,662
                                                                       -----------------
Net cash used in operating activities                                    (5,373,142,278)

----------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
----------------------------------------------------------------------------------------
Proceeds from bank borrowings                                             2,211,100,000
Payments on bank borrowings                                              (2,058,800,000)
Proceeds from short-term floating rate notes issued                       2,079,047,268
Payments on bank overdraft                                                    4,150,712
Proceeds from shares sold                                                 4,430,584,700
Payments on shares redeemed                                              (1,206,967,175)
Cash distributions paid                                                    (154,674,638)
                                                                       -----------------
Net cash provided by financing activities                                 5,304,449,867

----------------------------------------------------------------------------------------
Net decrease in cash                                                        (68,701,411)
----------------------------------------------------------------------------------------
Cash, beginning balance                                                      68,701,411
                                                                       -----------------
Cash, ending balance                                                   $             --
                                                                       =================

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $207,152,099.
Cash paid for interest on bank borrowings--$3,035,843.
Cash paid for interest on short-term floating rate notes issued--$60,382,637.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 90 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

CLASS A     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.47      $    12.69      $    11.13     $  10.64       $  11.28
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .67 1           .69 1           .78 1        .85            .92
Net realized and unrealized gain (loss)                          (.03)           (.24)           1.59          .50           (.67)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .64             .45            2.37         1.35            .25
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.68)           (.67)           (.81)        (.86)          (.89)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.43      $    12.47      $    12.69     $  11.13       $  10.64
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               5.16%           3.79%          21.97%       12.78%          2.36%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $5,886,284      $3,439,135      $2,309,856     $731,565       $306,857
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $4,813,462      $2,721,861      $1,366,113     $506,440       $252,496
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            5.23%           5.60%           6.46%        7.54%          8.44%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       0.63%           0.67%           0.69%        0.80%          1.04%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   1.47% 5         1.48%           1.08% 5      1.17% 5,6      1.55% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 91 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------

CLASS B     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.50      $    12.72      $    11.15     $  10.66       $  11.30
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .70 1        .77            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.59          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.29         1.26            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.46      $    12.50      $    12.72     $  11.15       $  10.66
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.34%           2.97%          21.09%       11.89%          1.57%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $  586,763      $  558,386      $  528,192     $308,778       $188,645
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $  587,412      $  533,869      $  410,031     $256,425       $141,819
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.49%           4.84%           5.80%        6.80%          7.67%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.41%           1.46%           1.48%        1.56%          1.81%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.25% 5         2.27%           1.87% 5      1.93% 5,6      2.32% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 92 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

CLASS C     YEAR ENDED JULY 31,                                  2007            2006            2005         2004           2003
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $    12.45      $    12.67      $    11.11     $  10.63       $  11.27
------------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                             .57 1           .60 1           .68 1        .76            .83
Net realized and unrealized gain (loss)                          (.02)           (.24)           1.60          .49           (.66)
                                                           -------------------------------------------------------------------------
Total from investment operations                                  .55             .36            2.28         1.25            .17
------------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                             (.59)           (.58)           (.72)        (.77)          (.81)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $    12.41      $    12.45      $    12.67     $  11.11       $  10.63
                                                           =========================================================================

------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                               4.38%           3.01%          21.08%       11.83%          1.59%
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)                   $2,125,327      $1,299,995        $868,108     $265,340       $111,710
------------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                          $1,756,797      $1,050,344        $488,562     $193,845       $ 85,483
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                            4.47%           4.83%           5.68%        6.76%          7.68%
Expenses excluding interest and fees on short-term
floating rate notes issued                                       1.39%           1.44%           1.46%        1.56%          1.80%
Interest and fees on short-term floating rate notes
issued 4                                                         0.84%           0.81%           0.39%        0.37%          0.51%
                                                           -------------------------------------------------------------------------
Total expenses                                                   2.23% 5         2.25%           1.85% 5      1.93% 5,6      2.31% 5
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                             6%             24%              6%          14%            25%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3. Annualized for periods less than one full year.

4. Interest and fee expense relates to the Fund's liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.

5. Reduction to custodian expenses less than 0.005%.

6. Voluntary waiver of transfer agent fees less than 0.005%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                 93 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Rochester National Municipals (the Fund) is a separate series of Oppenheimer Multi-State Municipal Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high level of current income exempt from federal income taxes for individual investors by investing in a diversified portfolio of high-yield municipal securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange


                 94 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment take place generally at least ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of July 31, 2007, the Fund had purchased $68,317,123 of securities issued on a when-issued basis or forward commitment and sold $5,118,519 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 35% of its total assets in inverse floaters. Inverse floaters amount to $706,491,498 as of July 31, 2007, which represents 5.91% of the Fund's total assets.

      Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the


                 95 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations. At July 31, 2007, municipal bond holdings with a value of $3,777,111,498 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $3,070,197,268 in short-term floating rate notes issued and outstanding at that date.

At July 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------
$    5,000,000   Atlanta, GA Airport Passenger Facility ROLs                    6.120%     1/1/34   $   5,289,700
    20,750,000   AZ Health Facilities Authority ROLs 3                          9.050      1/1/37      18,675,000
     2,230,000   AZ Health Facilities Authority ROLs 3                          8.966      1/1/37       2,007,000
     6,785,000   AZ Health Facilities Authority ROLs 3                         10.770      1/1/37       6,106,500
     2,550,000   AZ Reset Optional Certificates Trust II ROLs 3                 7.830      3/1/28       2,085,135
     2,750,000   Beacon, FL Tradeport Community Devel.
                 District RITES                                                 8.897      5/1/32       3,257,430
     5,425,000   Braxton County, WV Solid Waste
                 Disposal ROLs 3                                                9.920      5/1/25       5,444,421
     3,375,000   Brazos River Authority, TX ROLs 3                              9.770      5/1/29       3,028,455
     2,500,000   Broward County, FL Educational Facilities
                 Authority ROLs                                                 8.380      4/1/36       2,771,800
     2,500,000   CA GO ROLs                                                     8.320      6/1/37       2,777,050
     2,250,000   CA GO ROLs 3                                                   7.610     12/1/18       2,424,015
     5,250,000   CA GO ROLs 3                                                   8.220     12/1/25       5,503,470
    14,375,000   CA GO ROLs 3                                                   8.830     12/1/36      14,803,950
    88,245,000   CA Golden State Tobacco Securitization
                 Corp. RITES                                                    8.211      6/1/47      96,546,207
    11,660,000   Central Plains, NE Gas Energy ROLs                             6.760     12/1/26       9,794,400
     3,000,000   Chelan County, WA Public Utility District RITES                8.801      1/1/36       3,633,480
     8,050,000   Chicago, IL O'Hare International Airport RITES                10.387      1/1/29      11,336,332


                 96 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------
$    2,000,000   Chicago, IL O'Hare International Airport ROLs                  8.520%     1/1/34   $   2,100,360
     2,065,000   Clark County, NV Industrial Devel. RITES                       8.597     12/1/38       2,517,937
     5,285,000   Clark County, NV Industrial Devel. ROLs                        6.590      7/1/34       5,684,546
     6,000,000   Clark County, NV Industrial Devel. ROLs                        6.590      3/1/38       6,488,280
     4,800,000   Clark County, NV Industrial Devel. ROLs                        8.290     12/1/33       5,140,704
     7,500,000   Columbia, SC Parking Facility ROLs                             6.120      2/1/37       7,900,950
     6,000,000   Dallas-Fort Worth, TX International
                 Airport RITES                                                  6.525     11/1/27       6,155,400
     8,125,000   Dallas-Fort Worth, TX International
                 Airport ROLs                                                  10.550     11/1/33       9,966,775
     2,000,000   Denver, CO City & County Airport DRIVERS                       8.126     5/15/13       2,282,080
    10,000,000   Denver, CO Convention Center Hotel
                 Authority ROLs                                                 8.630     12/1/35      11,298,200
     5,130,000   Detroit, MI Sewer Disposal System ROLs                         5.426      7/1/32       4,924,800
     3,525,000   Detroit, MI Sewer Disposal ROLs                                7.490      7/1/32       3,172,500
     2,595,000   District of Columbia HFA RITES                                 7.730     12/1/21       2,315,934
     4,390,000   Fulton County, GA RITES                                        8.560    11/15/28       3,560,290
     6,185,000   George L. Smith II, GA World Congress
                 Center Authority ROLs                                         10.290      7/1/20       7,232,492
     1,750,000   Halifax County, VA IDA RITES                                   8.966      6/1/28       2,258,725
     2,125,000   HI Dept. of Budget & Finance RITES                             6.797      9/1/32       2,282,547
     2,500,000   HI Dept. of Budget & Finance RITES                             5.550     12/1/22       2,731,950
     2,440,000   HI Reset Optional Certificates Trust II ROLs                  11.170     10/1/27       3,089,674
     4,200,000   Hutto, TX Independent School District ROLs                     8.630      8/1/37       4,662,504
    20,000,000   IA Tobacco Settlement Authority ROLs 3                         9.120      6/1/46      20,334,400
     2,125,000   IL Health Facilities Authority RITES                           6.956     2/15/25       2,558,840
     2,500,000   IN Health Facility Financing Authority RITES                   8.432     11/1/31       3,227,600
     1,690,000   IN Health Facility Financing Authority RITES                   8.426     11/1/31       2,181,858
     4,500,000   Jacksonville, FL Health Facilities Authority ROLs              9.620    11/15/32       4,889,790
     6,000,000   Johnson City, TN H&EFB RITES                                   5.500      7/1/36       6,387,660
     1,875,000   LA Public Facilities Authority ROLs                            8.610     5/15/22       2,012,100
     2,500,000   Lancaster, TX Independent School District
                 GO RITES                                                       8.180     2/15/34       3,555,500
     6,025,000   Lancaster, TX Independent School District
                 GO ROLs                                                        6.120     2/15/34       6,417,830
     5,400,000   Lehigh County, PA GPA ROLs 3                                  11.130     8/15/42       3,930,012
     3,125,000   Lehigh County, PA GPA ROLs                                     6.180     5/15/28       2,812,500
       985,000   Lombard, IL Facilities Corp. ROLs                              9.550      1/1/30       1,113,286
     1,250,000   Lombard, IL Facilities Corp. ROLs                              9.550      1/1/36       1,398,850
     3,250,000   Long Beach, CA Harbor DRIVERS                                  8.986     5/15/27       3,749,395
     2,000,000   MA GO ROLs                                                     8.640      8/1/27       2,401,800
     2,500,000   MA H&EFA RITES                                                 5.750     8/15/35       2,477,350
     1,110,000   MA H&EFA RITES                                                 8.890    11/15/32         959,651
    13,020,000   MA HFA RITES 3                                                 6.610      7/1/25      14,011,342
     5,640,000   MA HFA ROLs                                                    8.550      7/1/22       5,692,565
     1,050,000   ME Hsg. Authority Mtg. ROLs                                    9.050    11/15/22       1,088,241
     2,055,000   Metropolitan Washington D.C. Airport
                 Authority DRIVERS                                              8.540     10/1/11       2,252,403


                 97 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
------------------------------------------------------------------------------------------------------------------
$    5,575,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 9.530%    10/1/32   $   6,223,150
     1,250,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 8.540     10/1/34       1,328,825
     1,250,000   Metropolitan Washington D.C. Airport
                 Authority ROLs                                                 8.520     10/1/35       1,336,875
     6,580,000   Metropolitan Washington D.C. Airport
                 Authority ROLs, Series A                                       6.760     10/1/20       7,143,248
     2,475,000   MI Higher Education Student Loan
                 Authority RITES                                                8.232      9/1/26       2,793,285
     2,000,000   MI Strategic Fund Limited Obligation
                 (Detroit Edison Company) ROLs                                 10.550      6/1/30       2,472,240
     4,525,000   Miami-Dade County, FL Aviation                                 0.000     10/1/40       4,806,545
    17,535,000   Miami-Dade County, FL Aviation ROLs                            8.540     10/1/37      18,658,643
     5,000,000   Miami-Dade County, FL Aviation ROLs                            6.090     10/1/35       5,175,550
     8,895,000   Miami-Dade County, FL Aviation ROLs                            8.290     10/1/38       9,416,959
     4,985,000   Milledgeville-Baldwin County, GA Devel.
                 Authority (Georgia College & State
                 University Foundation) ROLs                                    7.570     10/1/33       4,685,900
     5,600,000   MS Devel. Bank Special Obligation                              8.380      3/1/41       6,140,848
     4,375,000   MS Hospital Equipment & Facilities
                 Authority RITES                                                5.670      9/1/24       4,225,550
    11,700,000   New Orleans, LA Exhibit Hall Special Tax
                 (Ernest N. Morial) ROLs                                        6.620     7/15/28      12,688,065
     3,860,000   NJ Health Care RITES                                           8.710    11/15/33       3,064,454
     2,110,000   North Little Rock, AR Residential Hsg.
                 Facilities Board RITES                                         7.650     2/20/17       2,342,058
    15,500,000   Northern CA Gas Authority ROLs 3                               8.360      7/1/27      12,400,000
     3,145,000   OH Higher Educational Facility ROLs                            8.380     12/1/44       3,517,745
     9,450,000   Puerto Rico Sales Tax Financing Corp. ROLs 3                   0.000 4    8/1/57       9,379,125
     1,770,000   RI Hsg. & Mtg. Finance Corp. RITES                             6.848     10/1/22       1,822,534
     9,440,000   Sayre, PA Health Care Facilities
                 (Guthrie Health) RITES 3                                       6.144    12/23/26       9,020,864
     1,000,000   Sayre, PA Health Care Facilities Authority
                 (Guthrie Healthcare System) ROLs 3                             8.330     12/1/24         889,000
     2,670,000   Sayre, PA Health Care Facilities ROLs                          6.810     12/1/31       2,492,178
     7,315,000   SC GO ROLs                                                     6.070      8/1/19       7,765,019
     1,570,000   SC Hsg. Finance & Devel. Authority RITES                       5.802      1/1/23       1,655,188
     2,760,000   SC Hsg. Finance & Devel. Authority ROLs                        9.320      7/1/34       2,864,825
     4,875,000   St. Joseph County, IN Hospital Authority ROLs                  8.500     8/15/46       4,485,000
     7,105,000   Tacoma, WA Port Authority ROLs                                 8.290     12/1/30       7,665,869
     3,730,000   Tarrant County, TX HFC
                 (Village Creek Apartments) RITES                               8.570     4/20/48       3,087,769
    10,000,000   TX Dept. of Hsg. & Community Affairs RITES                     5.660      7/1/34       9,793,600
     2,500,000   TX GO RITES                                                   10.997     12/1/28       2,763,100
    14,185,000   TX Municipal Gas Acquisition & Supply
                 Corp. RITES                                                    8.070    12/15/26      12,142,360


                 98 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PRINCIPAL        INVERSE                                                       COUPON    MATURITY     VALUE AS OF
AMOUNT           FLOATER 1                                                    RATES 2       DATES   JULY 31, 2007
-----------------------------------------------------------------------------------------------------------------
$   11,840,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070%   12/15/26   $  10,135,040
     3,330,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       2,850,480
     8,220,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.910      6/1/32       6,666,420
    39,000,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             6.700    12/15/17      34,612,500
     3,400,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             2.480    12/15/26       2,910,400
     5,110,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       4,374,160
    34,900,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             7.600    12/15/26      29,874,400
     4,440,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             3.460     9/15/27       4,370,070
     5,000,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             7.060    12/15/26       4,775,000
    11,440,000   TX Municipal Gas Acquisition &
                 Supply Corp. RITES                                             8.070    12/15/26       9,792,640
     4,000,000   TX Turnpike Authority ROLs                                     8.610     8/15/42       4,303,360
     3,000,000   TX Veterans Hsg. Assistance RITES                              9.397      6/1/29       3,222,060
     7,795,000   Wayne County, MI Airport Authority ROLs                        8.540     12/1/29       8,475,036
     2,000,000   WI H&EFA RITES                                                 7.432     2/15/32       2,305,000
     2,830,000   WI Hsg. & EDA RITES                                            7.020      9/1/24       2,809,284
     2,370,000   WI Hsg. & EDA ROLs                                             8.330      3/1/24       2,311,366
     3,565,000   WV Hsg. Devel. Fund RITES                                      6.900     11/1/32       3,753,945
                                                                                                    -------------
                                                                                                    $ 706,491,498
                                                                                                    =============

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page 84 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

3. Security is subject to a shortfall and forbearance agreement.

4. This inverse floater settles at a future date, at which time the interest rate will be determined.

The Fund enters into shortfall and forbearance agreements with the sponsors of certain inverse floaters held by the Fund. These agreements commit the Fund to reimburse the sponsor of the inverse floater, in certain circumstances, for the amount of the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate notes issued by the Trust in conjunction with the inverse floating rate security. Under the standard terms of an inverse floating rate security, absent such a shortfall and forbearance agreement, the Fund would not be required to make such a reimbursement. The Manager monitors the Fund's potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund's investment in such inverse floating rate securities, if it deems it appropriate to do so. As of July 31, 2007, in addition to the exposure detailed in the preceding table, the Fund's maximum exposure under such agreements is estimated at approximately $757,090,000.


                 99 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2007, securities with an aggregate market value of $79,990,569, representing 0.93% of the Fund's net assets, were in default.

      The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego payment of the original coupon interest rates. As of July 31, 2007, securities with an aggregate market value of $6,743,740, representing 0.08% of the Fund's net assets, were subject to these deferred-interest forbearance agreements. Interest is owed to the Fund under these agreements in the amount of $1,331,500.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

                                                                 NET UNREALIZED
                                                                   APPRECIATION
                                                                  BASED ON COST
                                                              OF SECURITIES AND
 UNDISTRIBUTED        UNDISTRIBUTED            ACCUMULATED    OTHER INVESTMENTS
 NET INVESTMENT           LONG-TERM                   LOSS   FOR FEDERAL INCOME
 INCOME                        GAIN   CARRYFORWARD 1,2,3,4         TAX PURPOSES
 ------------------------------------------------------------------------------
 $10,774,751                    $--             $7,048,760         $110,946,110

1. As of July 31, 2007, the Fund had $187,364 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2007, details of the capital loss carryforward were as follows:

                               EXPIRING
                               -------------------
                               2014       $187,364

2. As of July 31, 2007, the Fund had $6,861,396 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2016.

3. During the fiscal year ended July 31, 2007, the Fund utilized $6,148,913 of capital loss carryforward to offset capital gains realized in that fiscal year.

4. During the fiscal year ended July 31, 2006, the Fund did not utilize any capital loss carryforward.


                 100 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for July 31, 2007. Net assets of the Fund were unaffected by the reclassifications.

                                          REDUCTION TO       INCREASE TO
                                           ACCUMULATED   ACCUMULATED NET
                                        NET INVESTMENT     REALIZED LOSS
                                                  LOSS    ON INVESTMENTS
                                        --------------------------------
                                                    $4                $4

The tax character of distributions paid during the years ended July 31, 2007 and July 31, 2006 was as follows:

                                            YEAR ENDED        YEAR ENDED
                                         JULY 31, 2007     JULY 31, 2006
            ------------------------------------------------------------
            Distributions paid from:
            Exempt-interest dividends    $ 361,190,921     $ 219,847,314
            Ordinary income                  2,922,185         3,112,021
                                        --------------------------------
            Total                        $ 364,113,106     $ 222,959,335
                                        ================================

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities   $ 8,550,058,137
                                             ===============

            Gross unrealized appreciation    $   288,629,272
            Gross unrealized depreciation       (177,683,162)
                                             ---------------

            Net unrealized appreciation      $   110,946,110
                                             ===============

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan (the "Plan") for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the "Freeze Date") and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2007, the Fund's projected benefit obligations were increased by $276,959 and payments of $137,783 were made to retired trustees, resulting in an accumulated liability of $399,654 as of July 31, 2007.


                 101 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

      The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.


                 102 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                          YEAR ENDED JULY 31, 2007        YEAR ENDED JULY 31, 2006
                                          SHARES            AMOUNT        SHARES            AMOUNT
---------------------------------------------------------------------------------------------------
CLASS A
Sold                                 255,415,514   $ 3,256,685,389   151,329,225   $ 1,872,703,060
Dividends and/or distributions
reinvested                            11,963,388       152,344,833     6,344,165        78,337,015
Redeemed                             (69,607,414)     (883,902,905)  (63,845,028)     (784,121,657)
                                     --------------------------------------------------------------
Net increase                         197,771,488   $ 2,525,127,317    93,828,362   $ 1,166,918,418
                                     ==============================================================

---------------------------------------------------------------------------------------------------
CLASS B
Sold                                   8,035,188   $   102,699,207     9,219,328   $   114,329,770
Dividends and/or distributions
reinvested                             1,045,429        13,351,514       897,736        11,108,543
Redeemed                              (6,664,299)      (84,978,997)   (6,964,743)      (86,002,029)
                                     --------------------------------------------------------------
Net increase                           2,416,318   $    31,071,724     3,152,321   $    39,436,284
                                     ==============================================================

---------------------------------------------------------------------------------------------------
CLASS C
Sold                                  83,679,098   $ 1,065,448,699    50,564,974   $   624,690,798
Dividends and/or distributions
reinvested                             3,260,844        41,455,752     1,881,037        23,186,853
Redeemed                             (20,061,528)     (254,532,378)  (16,519,059)     (202,889,645)
                                     --------------------------------------------------------------
Net increase                          66,878,414   $   852,372,073    35,926,952   $   444,988,006
                                     ==============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2007, were as follows:

                                            PURCHASES           SALES
           ----------------------------------------------------------
           Investment securities      $ 6,345,385,189   $ 540,397,741


                 103 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of average net assets as shown in the following table:

                    FEE SCHEDULE
                    -----------------------------------------
                    Up to $200 million                  0.60%
                    Next $100 million                   0.55
                    Next $200 million                   0.50
                    Next $250 million                   0.45
                    Next $250 million                   0.40
                    Over $1 billion                     0.35

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2007, the Fund paid $2,798,632 to OFS for services to the Fund.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12b-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.15% of the average annual net assets of Class A shares of the Fund. The Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.15% per year under each plan. However, the Board of Trustees can increase that fee to 0.25% of average net assets without shareholder approval. Shareholders will be notified of any such change. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor determines its uncompensated expenses under the plan at


                 104 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS calendar quarter ends. The Distributor's aggregate uncompensated expenses under the plan at June 30, 2007 for Class B and Class C shares were $16,724,168 and $24,623,153, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
                  RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
YEAR ENDED        DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
July 31, 2007      $5,465,067        $587,267      $1,287,276        $487,198

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.

      The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Contracts subject to call or put, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security [or commodity] increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the


                 105 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY Continued

Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Written option activity for the year ended July 31, 2007 was as follows:

                                              CALL OPTIONS
                                  ------------------------
                                  NUMBER OF      AMOUNT OF
                                  CONTRACTS       PREMIUMS
----------------------------------------------------------
Options outstanding as of
July 31, 2006                            --   $         --
Options written                       8,983      1,486,870
Options closed or expired            (1,443)      (175,386)
Options exercised                    (7,540)    (1,311,484)
                                  ------------------------
Options outstanding as of
July 31, 2007                            --   $         --
                                  ========================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of July 31, 2007, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
7. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2958% as of July 31, 2007). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.


                 106 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

      For the year ended July 31, 2007, the average daily loan balance was $67,699,178 at an average daily interest rate of 5.288%. The Fund had borrowings outstanding of $152,300,000 at July 31, 2007 at an interest rate of 5.2958%. The Fund had gross borrowings and gross loan repayments of $2,211,100,000 and $2,058,800,000, respectively, during the year ended July 31, 2007. The maximum amount of borrowings outstanding at any month-end during the year ended July 31, 2007 was $152,300,000. The Fund paid $345,902 in fees and $3,035,843 in interest during the year ended July 31, 2007.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with FASB Statement No. 109, ACCOUNTING FOR INCOME TAXES. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether it is "more-likely-than-not" that tax positions taken in the Fund's tax return will be ultimately sustained. A tax liability and expense must be recorded in respect of any tax position that, in Management's judgment, will not be fully realized. FIN 48 is effective for fiscal years beginning after December 15, 2006. As of July 31, 2007, the Manager has evaluated the implications of FIN 48 and does not currently anticipate a material impact to the Fund's financial statements. The Manager will continue to monitor the Fund's tax positions prospectively for potential future impacts.

      In September 2006, ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                 107 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF OPPENHEIMER MULTI-STATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Rochester National Municipals (one of portfolios constituting the Oppenheimer Multi-State Municipal Trust), including the statement of investments, as of July 31, 2007, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Rochester National Municipals as of July 31, 2007, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Denver, Colorado
September 17, 2007


                 108 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2008, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the fiscal year ended July 31, 2007 are eligible for the corporate dividend-received deduction. 99.20% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.


                 109 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                 110 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH THE   PRINCIPAL OCCUPATION(S) DURING THE PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD; NUMBER OF
FUND, LENGTH OF SERVICE, AGE      PORTFOLIOS IN THE FUND COMPLEX CURRENTLY OVERSEEN
INDEPENDENT                       THE ADDRESS OF EACH TRUSTEE IN THE CHART BELOW IS 6803 S. TUCSON WAY, CENTENNIAL, COLORADO
TRUSTEES                          80112-3924. EACH TRUSTEE SERVES FOR AN INDEFINITE TERM, OR UNTIL HIS OR HER RESIGNATION,
                                  RETIREMENT, DEATH OR REMOVAL.

BRIAN F. WRUBLE,                  General Partner of Odyssey Partners, L.P. (hedge fund) (since September 1995); Director of
Chairman of the Board             Special Value Opportunities Fund, LLC (registered investment company) (since September 2004);
of Trustees (since 2007),         Member of Zurich Financial Investment Advisory Board (insurance) (since October 2004); Board of
Trustee (since 2005)              Governing Trustees of The Jackson Laboratory (non-profit) (since August 1990); Trustee of the
Age: 64                           Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September
                                  2004); Trustee of Research Foundation of AIMR (investment research, non-profit) (2000-2002);
                                  Governor, Jerome Levy Economics Institute of Bard College (economics research) (August
                                  1990-September 2001); Director of Ray & Berendtson, Inc. (executive search firm) (May 2000-April
                                  2002). Oversees 65 portfolios in the OppenheimerFunds complex.

DAVID K. DOWNES,                  President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment
Trustee (since 2007)              management company) (since January 2004); President of The Community Reinvestment Act Qualified
Age: 67                           Investment Fund (investment management company) (since January 2004); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (since January
                                  2004); Director of Internet Capital Group (information technology company) (since October
                                  2003); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment
                                  Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and
                                  Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National
                                  Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment
                                  Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible
                                  Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief
                                  Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and
                                  Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative
                                  Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management
                                  Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate
                                  Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget
                                  Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes
                                  (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United
                                  States Marine Corps (1957-1959). Oversees 65 portfolios in the OppenheimerFunds complex.

MATTHEW P. FINK,                  Trustee of the Committee for Economic Development (policy research foundation) (since 2005);
Trustee (since 2005)              Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President
Age: 66                           of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI
                                  Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 55 portfolios in the OppenheimerFunds complex.


                 111 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

ROBERT G. GALLI,                  A director or trustee of other Oppenheimer funds. Oversees 65 portfolios in the OppenheimerFunds
Trustee (since 1993)              complex.
Age: 74

PHILLIP A. GRIFFITHS,             Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979)
Trustee (since 1999)              of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI
Age: 68                           Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew
                                  W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the
                                  American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign
                                  Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study
                                  (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke
                                  University (1983-1991). Oversees 55 portfolios in the OppenheimerFunds complex.

MARY F. MILLER,                   Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice
Trustee (since 2004)              President and General Auditor of American Express Company (financial services company) (July
Age: 64                           1998-February 2003). Oversees 55 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                   Managing Director of Public Capital Advisors, LLC (privately-held financial adviser) (since
Trustee (since 2002)              January 2006); Director of Columbia Equity Financial Corp. (privately-held financial adviser)
Age: 55                           (since 2002); Managing Director of Carmona Motley, Inc. (privately-held financial adviser) (since
                                  January 2002); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial adviser) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council
                                  on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America,
                                  Member of the Investment Committee and Board of Human Rights Watch and the Investment Committee
                                  of Historic Hudson Valley. Oversees 55 portfolios in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,         Chairman of RSR Partners (formerly "The Directorship Search Group, Inc.") (corporate governance
Trustee (since 1989)              consulting and executive recruiting) (since 1993); Life Trustee of International House
Age: 75                           (non-profit educational organization); Former Trustee of The Historical Society of the Town of
                                  Greenwich; Former Director of Greenwich Hospital Association. Oversees 55 portfolios in the
                                  OppenheimerFunds complex.

JOSEPH M. WIKLER,                 Director of the following medical device companies: Medintec (since 1992) and Cathco (since
Trustee (since 2005)              1996); Director of Lakes Environmental Association (environmental protection organization) (since
Age: 66                           1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since
                                  1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 55 portfolios in the OppenheimerFunds complex.

PETER I. WOLD,                    President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since
Trustee (since 2005)              1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999);
Age: 59                           Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President,
                                  Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production)
                                  (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas
                                  City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 55 portfolios in the OppenheimerFunds complex.


                 112 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE                THE ADDRESS OF MR. MURPHY IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW
AND OFFICER                       YORK, NEW YORK 10281-1008. MR. MURPHY SERVES AS A TRUSTEE FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL AND AS AN OFFICER FOR AN INDEFINITE TERM, OR UNTIL HIS
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL. MR. MURPHY IS AN INTERESTED TRUSTEE DUE TO HIS
                                  POSITIONS WITH OPPENHEIMERFUNDS, INC. AND ITS AFFILIATES.

JOHN V. MURPHY,                   Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the
Trustee, President and            Manager (September 2000-March 2007); President and a director or trustee of other Oppenheimer
Principal Executive Officer       funds; President and Director of Oppenheimer Acquisition Corp. ("OAC") (the Manager's parent
(since 2001)                      holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of
Age: 58                           the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the
                                  Manager) (since November 2001); Chairman and Director of Shareholder Services, Inc. and of
                                  Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July
                                  2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset
                                  Management Corporation, Trinity Investment Management Corporation and Tremont Capital
                                  Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private
                                  Investments, Inc. (since July 2001); President (since November 1, 2001) and Director (since July
                                  2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts
                                  Mutual Life Insurance Company (OAC's parent company) (since February 1997); Director of DLB
                                  Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June
                                  1995); Member of the Investment Company Institute's Board of Governors (since October 3, 2003);
                                  Chief Operating Officer of the Manager (September 2000-June 2001); President and Trustee of MML
                                  Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November
                                  1999-November 2001); Director of C.M. Life Insurance Company (September 1999-August 2000);
                                  President, Chief Executive Officer and Director of MML Bay State Life Insurance Company
                                  (September 1999-August 2000); Director of Emerald Isle Bancorp and Hibernia Savings Bank
                                  (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989-June 1998). Oversees 102
                                  portfolios in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OTHER OFFICERS                    THE ADDRESSES OF THE OFFICERS IN THE CHART BELOW ARE AS FOLLOWS: FOR MESSRS. ZACK, GILLESPIE AND
OF THE FUND                       MS. BLOOMBERG, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NEW YORK 10281-1008, FOR
                                  MESSRS. VANDEHEY, WIXTED, PETERSEN, SZILAGYI AND MS. IVES, 6803 S. TUCSON WAY, CENTENNIAL,
                                  COLORADO 80112-3924, FOR MESSRS. FIELDING, LOUGHRAN, COTTIER AND WILLIS, 350 LINDEN OAKS,
                                  ROCHESTER, NEW YORK 14625. EACH OFFICER SERVES FOR AN INDEFINITE TERM OR UNTIL HIS OR HER
                                  RESIGNATION, RETIREMENT, DEATH OR REMOVAL.

RONALD H. FIELDING,               Senior Vice President of the Manager and Chairman of the Rochester Division of the Manager (since
Vice President and Senior         January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund
Portfolio Manager                 and other Oppenheimer funds.
(since 2002)
Age: 58

DANIEL G. LOUGHRAN,               Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April
Vice President and Senior         2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior
Portfolio Manager                 Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2005)
Age: 43


                 113 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

SCOTT S. COTTIER,                 Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory
Vice President (since 2005)       Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the
and Senior Portfolio Manager      Fund and other Oppenheimer funds.
(since 2002)
Age: 35

TROY E. WILLIS,                   Assistant Vice President of the Manager (since July 2005) and a Portfolio Manager with the
Vice President (since 2005)       Manager (since 2003). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior
and Senior Portfolio Manager      Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
(since 2006)
Age: 34

MARK S. VANDEHEY,                 Senior Vice President and Chief Compliance Officer of the Manager, OppenheimerFunds Distributor,
Vice President and Chief          Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice
Compliance Officer                President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and
(since 2004)                      Shareholder Services, Inc. (June 1983-February 2004). Former Vice President and Director of
Age: 57                           Internal Audit of the Manager (1997-February 2004). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

BRIAN W. WIXTED,                  Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the
Treasurer and Principal           following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc.,
Financial & Accounting            Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership
Officer (since 1999)              Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000),
Age: 47                           OppenheimerFunds International Ltd. (since May 2000), OppenheimerFunds plc (since May 2000), OFI
                                  Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program
                                  (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief
                                  Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May
                                  2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management
                                  Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003);
                                  Principal and Chief Operating Officer of Bankers Trust Company-Mutual Fund Services Division
                                  (March 1995-March 1999). An officer of 102 portfolios in the OppenheimerFunds complex.

BRIAN S. PETERSEN,                Vice President of the Manager (since February 2007); Assistant Vice President of the Manager
Assistant Treasurer               (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November
(since 2004)                      1998-July 2002). An officer of 102 portfolios in the OppenheimerFunds complex.
Age: 37

BRIAN C. SZILAGYI,                Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and
Assistant Treasurer               Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger
(since 2005)                      Financial Group LLC (May 2001-March 2003); Director of Mutual Fund Operations at American Data
Age: 37                           Services, Inc. (September 2000-May 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                   Executive Vice President (since January 2004) and General Counsel (since March 2002) of the
Vice President                    Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel
and Secretary                     of Centennial Asset Management Corporation (since December 2001); Senior Vice President and
(since 2001)                      General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and
Age: 59                           General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and
                                  Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc;
                                  Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002);
                                  Director of Oppenheimer Real


                 114 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS

ROBERT G. ZACK,                   Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director
Continued                         of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001);
                                  Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI
                                  Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since
                                  June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc.
                                  (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior
                                  Vice President (May 1985-December 2003), Acting General Counsel (November 2001-February 2002) and
                                  Associate General Counsel (May 1981-October 2001) of the Manager; Assistant Secretary of the
                                  following: Shareholder Services, Inc. (May 1985-November 2001), Shareholder Financial Services,
                                  Inc. (November 1989-November 2001), and OppenheimerFunds International Ltd. (September
                                  1997-November 2001). An officer of 102 portfolios in the OppenheimerFunds complex.

LISA I. BLOOMBERG,                Vice President and Associate Counsel of the Manager (since May 2004); First Vice President (April
Assistant Secretary               2001-April 2004), Associate General Counsel (December 2000-April 2004), Corporate Vice President
(since 2004)                      (May 1999-April 2001) and Assistant General Counsel (May 1999-December 2000) of UBS Financial
Age: 39                           Services Inc. (formerly, PaineWebber Incorporated). An officer of 102 portfolios in the
                                  OppenheimerFunds complex.

PHILLIP S. GILLESPIE,             Senior Vice President and Deputy General Counsel of the Manager (since September 2004); First
Assistant Secretary               Vice President (2000-September 2004), Director (2000-September 2004) and Vice President
(since 2004)                      (1998-2000) of Merrill Lynch Investment Management. An officer of 102 portfolios in the
Age: 43                           OppenheimerFunds complex.

KATHLEEN T. IVES,                 Vice President (since June 1998) and Senior Counsel and Assistant Secretary (since October 2003)
Assistant Secretary               of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the
(since 2001)                      Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003);
Age: 41                           Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant
                                  Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since
                                  December 2001); Assistant Counsel of the Manager (August 1994-October 2003). An officer of 102 portfolios in the OppenheimerFunds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S TRUSTEES AND OFFICERS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST, BY CALLING 1.800.525.7048.


                 115 | OPPENHEIMER ROCHESTER NATIONAL MUNICIPALS




ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that David Downes, a member of the Board's Audit Committee, is an audit committee financial expert and that Mr. Downes is "independent" for purposes of this Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)   Audit Fees

The principal accountant for the audit of the registrant's annual financial statements billed $106,000 in fiscal 2007 and $67,500 in fiscal 2006.

(b)   Audit-Related Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $24,746 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: internal control reviews, professional services relating to FAS 123R and review of internal controls of SAP conversion.

(c)   Tax Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2007 and $1,536 in fiscal 2006 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Such services include: preparation of form 5500.

(d)   All Other Fees

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years.

The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

      The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

      Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

      (2) 100%

(f)   Not applicable as less than 50%.

(g) The principal accountant for the audit of the registrant's annual financial statements billed $315,954 in fiscal 2007 and $26,282 in fiscal 2006 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

(h)   No such services were rendered.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2007, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Exhibit attached hereto.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ---------------------------
      John V. Murphy
      Principal Executive Officer

Date: 09/13/2007

By:   /s/ Brian W. Wixted
      ---------------------------
      Brian W. Wixted
      Principal Financial Officer

Date: 09/13/2007